As filed with the Securities and Exchange Commission on April 25, 2022
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 3 (File No. 333-230375)	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 96 (File No. 811-07623)	[X]
(Check appropriate box or boxes)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)

RiverSource Life Insurance Co. of New York
(Name of Depositor)
20 Madison Avenue Extension, Albany, NY 12203
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code (612) 678-5337
Nicole D. Wood, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on April 29, 2022 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on [date] pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Rate Sheet Prospectus Supplement dated April 29, 2022, to the Summary and Statutory Prospectuses Dated April 29, 2022
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	PRO9102_12_A01_(4/02) USP9102_12_A01_(4/22)
Rate Sheet Prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements are reflected in Appendix F to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
We are issuing this Supplement to provide the:
•	Current rider fees for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•	Lifetime Payment Percentages and Age Bands for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•	Income Bonus Percentage for the SecureSource Tempo NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•	Annual Credit percentage and Credit Period for the SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•	Credit Multiplier, Maximum Credit percentage, Maximum Credit Carryover percentage for the SecureSource Tempo optional benefit riders.
•	Issue Ages for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after april 29, 2022.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Tempo NY Rider – Lifetime Payment Percentage/Returns-linked Credit”; “SecureSource Core 2 NY Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource 5 NY Rider – Lifetime Payment Percentage /Annual Credits”; “SecureSource 5 Plus NY Rider – Lifetime Payment Percentage/Annual Credits”; SecureSource Core 2 NY Rider – Lifetime Payment Percentage/Annual Credits).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Supplement are subject to change and can be superseded upon 7 calendar days prior notice as provided below. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 7 calendar days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333-230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
CURRENT RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource Tempo NYSM	1.55%	1.65%
SecureSource 5 NYSM	1.55%	1.65%
SecureSource 5 Plus NYSM	1.70%	1.80%
1

Rider	Single Life Option	Joint Life Option
SecureSource Core 2 NYSM	1.60%	1.70%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
LIFETIME PAYMENT PERCENTAGE and income bonus percentage
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Tempo NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55-%	1.00%
80+	5.10%	4.65%	1.00%
SecureSource 5 NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55-%	1.00%
80+	5.10%	4.65%	1.00%
SecureSource 5 Plus NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55-%	1.00%
80+	5.10%	4.65%	1.00%
SecureSource Core 2 NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.00%	2.50%
59-64	4.00%	3.50%
65-69	5.00%	4.50%
70-74	5.20%	4.60%
75-79	5.35%	4.85%
80+	5.50%	5.00%
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource Tempo NYSM	N/A	15 years
SecureSource 5 NYSM	5%	10 years
SecureSource 5 Plus NYSM	6%	10 years
SecureSource Core 2 NYSM	5%	10 years
2

issue ages:
Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource Tempo NYSM	85 or younger	85 or younger
SecureSource 5 NYSM	85 or younger	85 or younger
SecureSource 5 Plus NYSM	85 or younger	85 or younger
SecureSource Core 2 NYSM	85 or younger	85 or younger
*Issue ages from 81 through 85 require prior approval.
credit multiplier, MAXIMUM CREDIT PERCENTAGE AND MAXIMUM CARRYOVER PERCENTAGE for the SecureSource tempo NY rider:
Credit Multiplier is 200%, Maximum Credit Percentage is 10% and Maximum Carryover Percentage is 10%.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6725-4 A (5/21)
3

Rate Sheet Prospectus Supplement dated April 29, 2022, to the Summary and Statutory Prospectuses Dated April 29, 2022
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	ISP9102_12_A01_(4/22)
Rate Sheet Prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements are reflected in Appendix F to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
We are issuing this Supplement to provide the:
•	Current rider fees for the SecureSource Tempo NY optional benefit rider;
•	Lifetime Payment Percentages and Age Bands for the SecureSource Tempo NY optional benefit rider;
•	Income Bonus Percentage for the SecureSource Tempo NY optional benefit rider;
•	Credit Multiplier, Maximum Credit percentage, Maximum Credit Carryover percentage for the SecureSource Tempo optional benefit rider.
•	Issue Ages for the SecureSource Tempo NY optional benefit rider.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after april 29, 2022.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Tempo NY Rider – Lifetime Payment Percentage/Returns-linked Credit”).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Supplement are subject to change and can be superseded upon 7 calendar days prior notice as provided below. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 7 calendar days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333-230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
CURRENT RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource Tempo NYSM	1.55%	1.65%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
LIFETIME PAYMENT PERCENTAGE and income bonus percentage
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Tempo NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
1

Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55-%	1.00%
80+	5.10%	4.65%	1.00%
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource Tempo NYSM	N/A	15 years
issue ages:
Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource Tempo NYSM	85 or younger	85 or younger
*Issue ages from 81 through 85 require prior approval.
credit multiplier, MAXIMUM CREDIT PERCENTAGE AND MAXIMUM CARRYOVER PERCENTAGE for the SecureSource tempo NY rider:
Credit Multiplier is 200%, Maximum Credit Percentage is 10% and Maximum Carryover Percentage is 10%.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
XXXXXXXXX (4/22)
2

Prospectus
April 29, 2022
RiverSource®
RAVA 5 Advantage® Variable Annuity
(Offered for contract applications signed on or after April 29, 2019)
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY) 20 Madison Avenue Extension Albany, NY 12203 Telephone: 1-800-541-2251
ameriprise.com/variableannuities RiverSource of New York Variable Annuity Account
Service Center:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)
70500 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-541-2251 ameriprise.com/variableannuities
This prospectus contains information that you should know before investing in the RAVA 5 Advantage contract offered for contract applications signed on or after April 29, 2019 (the Contract), an individual flexible premium deferred combination fixed/variable annuity contract issued by RiverSource Life Insurance Co. of New York (“RVS Life of NY”, “we”, “us” and “our”). The Contract offers seven-year and ten-year surrender charge schedules and is only available with the SecureSource Tempo rider as of 4/30/2022. All material terms and conditions of the contracts, including distribution channels, are described in this prospectus.
If you are a new investor in the RAVA 5 Advantage contract offered for contract applications signed on or after April 29, 2019, you may cancel your contract within 10 days of receiving it without paying fees or penalties. Upon cancellation, you will receive your total Contract Value and will not be assessed any fees or penalties on that amount. Alternatively, if state law requires, you will instead receive a refund of purchase payments and will not be assessed any fees or penalties. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    1

2     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    3

Key Terms
These terms can help you understand details about your Contract.
Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment return: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your Contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.
Beneficiary: The person you designate to receive benefits in case of your death while the Contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contingent annuitant: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract at any point in time. The contract value is the sum of the contract value in the Regular Fixed Account, contract value in the Special DCA Fixed Account and contract value in the Variable Account.
Contract year: A period of 12 months, starting on the effective date of your Contract and on each anniversary of the effective date.
Fixed account: Part of our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.
Funds: A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest. May also be referred to as an underlying Fund.
Good order: We cannot process your transaction request relating to the Contract until we have received the request in good order at our Service Center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the Contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all Contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a nonnatural person or revocable trust, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Internal Revenue Code of 1986 (the Code)
•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•	SIMPLE IRAs under Section 408(p) of the Code
•	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

4    RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•	Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code
•	Tax-Sheltered Annuities (TSAs) under section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral because it is used to fund a retirement plan that is already tax-deferred.
All other contracts are considered nonqualified annuities.
Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your Contract.
Rider effective date: The date a rider becomes effective as stated in the rider.
RiverSource Life of NY: In this prospectus, “we,” “us,” “our” and “RiverSource Life of NY” refer to RiverSource Life Insurance Co. of New York.
Separate Account: An insulated segregated account, the assets of which are invested solely in an underlying Fund. We call this the Variable Account.
Service Center: Our department that processes all transaction and service requests for the Contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Surrender value: The amount you are entitled to receive if you make a full surrender from your Contract. It is the Contract value immediately prior to the surrender, minus any applicable charges.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If your contract anniversary is not a valuation date, your contract value for that contract anniversary will be based on close of business values on the next valuation date.
If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our Service Center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our Service Center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Refers to the RiverSource of New York Variable Annuity Account, a Separate account established to hold Contract owners’ assets allocated to the Subaccounts, each of which invests in a particular Fund.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    5

Important Information You Should Consider About the Contract
	FEES AND EXPENSES	Location in Statutory Prospectus
Charges for Early Withdrawals	This contract has two surrender charge options. You may select either a seven-year or ten-year surrender charge schedule at the time of application. If you select a seven-year surrender charge schedule and you withdraw money during the first seven years from date of each purchase payment, you may be assessed a surrender charge of up to 7% of the purchase payment withdrawn. If you select a ten-year surrender charge schedule and you withdraw money during the first ten years from date of each purchase payment, you may be assessed a surrender charge of up to 8% of the purchase payment withdrawn.
	For example, if you select a seven-year surrender charge schedule and make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 investment. If you select a ten-year surrender charge schedule and make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 investment.	Fee Table and Examples Charges– Surrender Charge
Transaction Charges	We do not assess any transaction charges.

6    RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

	FEES AND EXPENSES			Location in Statutory Prospectus
Ongoing Fees and Expenses (annual charges)	The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table and Examples Expenses – Product Charges Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by surrender charge option chosen,Contract duration and size of Contract value)	0.96%	1.11%
	Fund options (Funds fees and expenses)(2)	0.38%	2.21%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	2.00%
(1) As a percentage of average daily contract value in the Variable Account. Includes the Mortality and Expense Fee and contract administrative charge.
2) As a percentage of Fund net assets.
(3) As a percentage of Contract Value or the greater of Contract Value or applicable guaranteed benefit amount (varies by optional benefit). The Minimum is a percentage of average daily Contract value in the Variable Account. The Maximum is a percentage of the greater of Contract value or Minimum Contract Accumulation Value.
	Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.
	Lowest Annual Cost: $1,343	Highest Annual Cost: $3,868
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Contract features and Fund fees and expenses
• No optional benefits
• No sales charge
• No additional purchase payments, transfers or withdrawals	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Contract features, optional benefits and Fund fees and expenses
• No sales charge
		• No additional purchase payments, transfers or withdrawals
	RISKS
Risk of Loss	You can lose money by investing in this Contract including loss of principal.			Principal Risks

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    7

	RISKS	Location in Statutory Prospectus
Not a Short-Term Investment	• The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
• The Contract has surrender charges that may apply for the first seven or ten years after each purchase payment. The surrender charges may reduce the value of your Contract if you withdraw money during the surrender charge period. Surrenders may also reduce or terminate Contract guarantees.
	• The benefits of tax deferral, long-term income, and optional living benefit guarantees mean the Contract is generally more beneficial to investors with a long term investment horizon.	Principal Risks Charges– Surrender Charge
Risks Associated with Investment Options	• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
• Each investment option (including under any Fixed Account investment options) has its own unique risks.
	• You should review the investment options before making any investment decisions.	Principal Risks The Variable Account and the Funds The Fixed Account
Insurance Company Risks	An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account) or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource Life, including our financial strength ratings, is available by contacting us at 1-800-862-7919.	Principal Risks The General Account
RESTRICTIONS
Investments	• Subject to certain restrictions, you may transfer your Contract value among the Subaccounts without charge at any time before the annuitization start date, and once per Contract year after the annuitization start date.
• We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.
	• We reserve the right to add, remove or substitute Funds as investment options. We also reserve the right, upon notification to you, to close or restrict any Funds.	Making the Most of Your Contract – Transferring Among Accounts Substitution of Investments Optional Benefits — Investment Allocation Restrictions for Certain Benefit Riders

8    RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

	RESTRICTIONS	Location in Statutory Prospectus
Optional Benefits	• Certain optional benefits limit or restrict the investment options you may select under the Contract. If you later decide you do not want to invest in those approved investment options, you must request a full surrender.
• Certain optional benefits may limit subsequent purchase payments.
• Withdrawals in excess of the amount allowed under certain optional benefits may substantially reduce the benefit or even terminate the benefit.
• We may stop offering an optional benefit at any time for new sales.	Buying Your Contract —Purchase Payments
Optional Benefits — Investment Allocation Restrictions for Certain Benefit Riders
Optional Benefits – Important SecureSource Series Rider Considerations
Appendix B: Funds Available Under the Optional Benefits Offered Under the Contract
TAXES
Tax Implications	• Consult with a tax advisor to determine the tax implications of an investment in and purchase payments received under this Contract.
• If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
	• Earnings under your Contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.	Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.	About the Service Providers
Exchanges	If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.	Buying Your Contract – Contract Exchanges

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    9

Overview of the Contract
Purpose: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments.
The contract offers various optional features and benefits that may help you achieve financial goals.
It may be appropriate for you if you have a long-term investment horizon and your financial goals are consistent with the terms and conditions of the contract.
It is not intended for investors whose liquidity needs require frequent withdrawals in excess of free amount. If you plan to manage your investment in the contract by frequent or short-term trading, the contract is not suitable for you.
Phases of the Contract:
The contract has two phases: the Accumulation Phase and the Income Phase.
Accumulation Phase. During the Accumulation Phase, you make purchase payments by investing in: available Subaccounts, each of which has a particular investment objective, investment strategies, fees and expenses; the regular Fixed Accountand Special DCA Fixed Account which earn interest at rates that we adjust periodically and declare when you make an allocation to that account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract (including any death benefit riders) will no longer be in force and the contract will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract.
A list of Funds and additional information regarding each Fund in which you can invest is provided in Appendix A -- Funds Available Under the Contract.
If you have a Guaranteed Withdrawal Benefit rider, you can withdraw a guaranteed amount from the contract during the Accumulation phase. The amount of money you accumulate under your contract depends (in part) on the performance of the Subaccounts you choose or the rates you earn on allocations to the regular Fixed Accountand Special DCA Fixed Account. You may transfer money between investment options during the Accumulation Phase, subject to certain restrictions. Your contract value impacts the value of your contract’s benefits during the Accumulation Phase, including any optional benefits, as well as the amount available for withdrawal, annuititzation and death benefits.
Income Phase. The Income Phase begins when you (or your beneficiary) choose to annuitize the contract. You can apply your contract value(less any applicable charges) to an annuity payout plan that begins on the annuitization start date or any other date you elect. You may choose from a variety of plans that can help meet your retirement or other income needs. We can make payouts on a fixed or variable basis, or both. You cannot take withdrawals of contract value or surrender the contract during the Income Phase.
All optional death and living benefits terminate after the annuitization start date unless you chose the lifetime benefit under the Guaranteed Withdrawal Benefit rider on the scheduled annuitization start date.
Contract features:
Death Benefits. If you die during the Accumulation Phase, we will pay a death benefit to your beneficiary or beneficiaries. The contract includes a standard death benefit at no additional charge. You may be able to elect (or may have elected) one of the optional death benefits under the contract for an additional fee. Death benefits must be elected at the time that the contract is purchased. Each optional death benefit is designed to provide a greater amount payable upon death. After the death benefit is paid, the contract will terminate.
Optional Living Benefits. You may be able to elect (or may have elected) one of the optional living benefits under the contract for an additional fee. Certain living benefits are no longer available for election, and any living benefit that is available must be elected at the time that the contract is purchased. Effective 4/30/2022, you must elect SecureSource Tempo NY optional living benefit rider. Guaranteed Withdrawal Benefit riders are designed to provide a guaranteed income stream that may last as long as you live, subject to you following the rules of the rider. Accumulation Protector Benefit rider is designed to provide a guaranteed contract value at the end of a specified Waiting Period.
Surrenders: You may surrender all or part of your contract value at any time during the Accumulation Phase. If you request a full surrender, the contract will terminate. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to reaching age 59½) and may have other tax consequences. Throughout this prospectus when we use the term “Surrender” it includes the term “Withdrawal”.
Tax Treatment: You can transfer money between Subaccounts and the regular Fixed Account without tax implications, and earnings (if any) on your investments are generally tax-deferred. Generally, earnings are not taxed until they are distributed, which may occur when making a withdrawal, upon receiving an annuity payment, or upon payment of the death benefit.

10     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Additional Services:
•	Dollar Cost Averaging Programs. Automated Dollar Cost Averaging allows you, at no additional cost, to transfer a set amount monthly between Subaccounts or from the regular Fixed Account to one or more eligible Subaccounts. Special Dollar Cost Averaging (SDCA), only available for new purchase payments, allows the systematic transfer from the Special DCA Fixed Account to one or more eligible Subaccounts over a 6 or 12 month period.
•	Asset Rebalancing. Allows you, at no additional cost, to automatically rebalance the Subaccount portion of your contract value on a periodic basis.
•	Income Guide. An optional service, currently offered without charge, which provides reporting and monitoring of withdrawals you take from your contract.
•	Automated Partial Surrenders. An optional service allowing you to set up automated partial surrenders from the regular Fixed Account, Special DCA fixed account or the Subaccounts.
•	Electronic Delivery. You may register for the electronic delivery of your current prospectus and other documents related to your contract.

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Fee Table and Examples
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from the Contract. Please refer to your Contract Data page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract.

Transaction Expenses

Surrender Charges
Surrender charges (as a percentage of purchase payments surrendered)(1)	Seven-year	Ten-year
Maximum	7%	8%

(1)	You select either a seven-year or ten-year surrender charge schedule at the time of application. For the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.

Seven-year schedule		Ten-year schedule
Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment
0	7%	0	8%
1	7	1	8
2	7	2	8
3	6	3	7
4	5	4	6
5	4	5	5
6	2	6	4
7+	0	7	3
		8	2
		9	1
		10+	0
The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Funds fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Administrative Expenses
(assessed annually and upon full surrender)
Annual contract administrative charge*	Maximum: $50	Current: $50 (1)
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
* Upon full surrender of the contract, we will assess this charge even if your contract value equals or exceeds $50,000.
Base Contract Expenses*
(as a percentage of average daily contract value in the Variable Account)
Base Contract Expenses
RAVA 5 Advantage with ten-year surrender charge schedule	Maximum/Current: 0.95%
RAVA 5 Advantage with seven-year surrender charge schedule**	Maximum/Current: 1.10%
* Base Contract Expenses are called Mortality and Expense Risk Fee in the Contract and elsewhere in this prospectus.
** After the 10th contract anniversary, the Mortality and expense risk fee is 0.95%.
Optional Benefit Expenses
Optional Death Benefits
You may select one of the following optional death benefit riders for an additional fee.
ROPP Death Benefit	Maximum/Current: 0.35%
MAV Death Benefit	Maximum/Current: 0.25%
5-year MAV Death Benefit	Maximum/Current: 0.10%

12     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

(as a percentage of average daily contract value in the Variable Account)
If you choose one of the above optional death benefits, we will add the rider fee to your mortality and expense risk fee.
SecureSource LegacySM benefit rider fee (available for contract applications signed on or after 5/4/2020)	Maximum: 0.50%	Current: 0.35%(2)
SecureSource LegacySM benefit rider fee (available for contract applications signed prior to 5/4/2020)	Maximum: 0.40%	Current: 0.25%(2)
(Charged annually on the contract anniversary. The charge is calculated by multiplying the annual rider fee by the greater of the SecureSource Legacy Death Benefit amount or the contract value)
Optional Living Benefits(3)
Available for contract applications signed on or after 5/3/2021
SecureSource Tempo NY SM– Single life rider fee	Maximum: 2.50%
SecureSource Tempo NYSM – Joint life rider fee	Maximum: 2.50%

Available for contract applications signed on or after 5/3/2021 and prior to 1/1/2022
SecureSource Core 2 NYSM – Single life rider fee	Maximum: 2.50%
SecureSource Core 2 NY SM – Joint life rider fee	Maximum: 2.50%
SecureSource 5 NY®– Single life rider fee	Maximum: 2.50%
SecureSource 5 NY ® – Joint life rider fee	Maximum: 2.50%
SecureSource 5 Plus NY ® – Single life rider fee	Maximum: 2.50%
SecureSource 5 Plus NY ® – Joint life rider fee	Maximum: 2.50%

Available for contract applications signed prior to 5/3/2021
SecureSource Core NY SM – Single life rider fee	Maximum: 2.25%
SecureSource Core NY SM – Joint life rider fee	Maximum: 2.25%
SecureSource 4 NY®– Single life rider fee	Maximum: 2.25%
SecureSource 4 NY® – Joint life rider fee	Maximum: 2.25%
SecureSource 4 Plus NY® – Single life rider fee	Maximum: 2.25%
SecureSource 4 Plus NY ® – Joint life rider fee	Maximum: 2.25%

Available for contract applications signed prior to 3/30/2020
SecureSource Core Plus NY SM – Single life rider fee	Maximum: 2.75%
SecureSource Core Plus NY SM – Joint life rider fee	Maximum: 2.75%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
Accumulation Protector Benefit® (APB®) rider fee (available for contract applications signed prior to 3/30/2020)	Maximum: 2.00%	Current: 1.30%(4)
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
(1)	For contract applications signed prior to 5/4/2020, the contract administrative charge is $30 through the later of the first contract anniversary and 7/30/2020. Thereafter the contract administrative charge is $50.
(2)	The Current fee can increase up to the Maximum fee for existing and new contract owners. Currently the fee does not vary with the investment option selected (see “SecureSource Legacy Benefit Rider Charge”).
(3)	The Current rider fee will be less than or equal to the stated Maximum. The Current rider fee for the SecureSource series riders is disclosed in a Rate Sheet Prospectus Supplement attached to this prospectus. Rate Sheet Prospectus Supplement is available on the Edgar system at (File 333 -).www.sec.gov
(4)	For contracts with applications signed prior to 10/28/2019, the initial annual rider fee is 1.15%. The rider fee can increase up to the Maximum fee.
The annual rider fees for elective step up (including elective spousal continuation step up) requests, for contract applications signed on or after 10/28/2019:
(5)
Elective step up date:	Maximum annual rider fee	Annual rider fee
Prior to 9/1//2020	2.00%	1.30%
9/1//2020 and later	2.00%	2.00%
The annual rider fees for elective step up (including elective spousal continuation step up) requests, for contract applications signed prior to 10/28/2019:
(6)
Elective step up date:	Maximum annual rider fee	Annual rider fee
Prior to 9/1//2020	2.00%	1.15%

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Elective step up date:	Maximum annual rider fee	Annual rider fee
9/1//2020 and later	2.00%	2.00%
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. A complete list of Funds available under the contract, including their annual expenses, may be found in Appendix A.

Annual Fund Expenses(1)

Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.38	2.21
(1)	Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contractowner services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, you may pay more if you select Subaccounts investing in Funds that have adopted 12b-1 plans than if you select Subaccounts investing in Funds that have not adopted 12b-1 plans. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.
Examples
These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Contract Expenses, and Annual Fund expenses.
These examples assume that you invest $100,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year. The “Maximum” example further assumes the most expensive combination of Annual Contract Expenses reflecting the maximum charges, Annual Fund Expenses * and optional benefits available. The “Minimum” example further assumes the least expensive combination of Annual Contract Expenses reflecting the current charges, Annual Fund Expenses and that no optional benefits are selected. Although your actual costs may be higher or lower, based on these assumptions your maximum and minimum costs would be:
Maximum Expenses. These examples assume that you select optional SecureSource Legacy benefit rider and SecureSource Core Plus NY rider. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
* Note: Certain funds are not available for contracts with living benefit riders and may have higher fund expenses than the rider fee and associated fund expenses shown here.
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$12,644	$23,083	$33,313	$61,595	$5,394	$16,726	$28,749	$61,545
With a seven-year surrender charge schedule	11,897	22,629	33,128	62,739	5,547	17,171	29,464	62,689
Minimum Expenses. These examples assume that you have the Standard Death Benefit and do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$8,900	$11,290	$12,380	$16,144	$1,363	$4,240	$7,330	$16,094
With a seven-year surrender charge schedule	8,107	10,761	12,182	17,623	1,517	4,711	8,132	17,573
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

14     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Principal Risks of Investing in the Contract
Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral , long-term income, and the option to purchase a living benefit mean that this contract is more beneficial to investors with a long-term investment horizon.
Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to a significant surrender charge, depending on the option you select.  If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. A total withdrawal (surrender) will result in the termination of your contract.
Subaccount Risk. Amounts that you invest in the subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the subaccounts that you select make money, your contract value goes up, and if they lose money, your contract value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount. You are responsible for selecting subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk below.
Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may not be elected after your contract is issued. In addition, if you elected an optional benefit and do not use it  and if the contingencies upon which the benefit depend never occur, you will have paid for an optional benefit that did not provide a financial benefit. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
Investment Restrictions Risk. Certain optional benefits limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
Managed Volatility Fund Risk. The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like living and death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. If you elect certain optional benefits under the contract, we require you to invest in these funds, which may limit your ability to increase your benefit. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Purchase Payment Risk. Your ability to make subsequent purchase payments is subject to restrictions. We reserve the right to limit or restrict purchase payments in certain contract years or based on age, and in conjunction with certain optional living and death benefit riders with advance notice. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments.
Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option)  are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•	the corruption or destruction of data;
•	theft, misuse or dissemination of data to the public, including your information we hold; and

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    15

•	denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.
The Variable Account and the Funds
The variable account: The Variable Account was established under New York law on April 17, 1996.The Variable Account, consisting of subaccounts, is registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.
The Variable Account meets the definition of a separate account under federal securities laws. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of RiverSource Life of NY’s other assets. The Variable Account’s assets are held separately from RiverSource Life of NY’s assets and are not chargeable with liabilities incurred in any other business of RiverSource Life of NY. RiverSource Life of NY is obligated to pay all amounts promised to contract owners under the contracts. The Variable Account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds: The contract currently offers Subaccounts investing in shares of the Funds. Information regarding each Fund, including (i) its name, (ii) its investment objective, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance may be found in Appendix A to this prospectus.
Please read the Funds’ prospectuses carefully for facts you should know before investing. These prospectuses containing more detailed information about the Funds are available by contacting us at the 70100 Ameriprise Financial Center, Minneapolis, MN 55474, telephone: 1-800-862-7919, Ameriprise.com/variable annuities.
Investment objectives: The investment managers and advisers cannot guarantee that the Funds will meet their investment objectives.
•	Fund name and management: An underlying Fund in which a Subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All Funds are available to serve as underlying funds for variable annuities and variable life insurance policies. The Funds are not available to the public (see “Fund name and management” above). Some Funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the Funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each Fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and

16     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate Fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate Funds. Please refer to the Funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each Fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•	Asset allocation programs may impact Fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a Fund in which your Subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a Fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the Fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A Fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the Funds.
•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each Fund and the contract charges we impose. We select the underlying funds in which the Subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which Funds to retain in a contract, which Funds to add to a contract and which Funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to Fund performance, Fund expenses, classes of Fund shares available, size of the Fund and investment objectives and investing style of the Fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other Funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a Fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the Fund and support of marketing and distribution expenses incurred with respect to the Fund.
•	Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
•	Conflicts of Interest with Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several funds of funds, including Portfolio Navigator and Portfolio Stabilizer funds. As such, it retains full discretion over the investment activities and investment decisions of the Funds. These funds invest in other registered mutual funds. In providing investment advisory services for the funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.
•	Revenue we receive from the Funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a Subaccount invests in a Fund, the Fund holds a single account in the name of the Variable Account. As such, the Variable Account is actually the shareholder of the fund. We, through our Variable Account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the Funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the Subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our Variable Account in contrast to being sold on a retail basis.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    17

A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the Funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the Funds. In addition to these payments, the Funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the Funds.
We or our affiliates may receive revenue derived from the 12b-1 fees charged by the Funds. These fees are deducted from the assets of the Funds. This revenue and the amount by which it can vary may create conflicts of interest. The amount, type, and manner in which the revenue from these sources is computed vary by Fund.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the Funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a Fund or its affiliate may create an incentive for us to include that Fund as an investment option and may influence our decision regarding which Funds to include in the Variable Account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer Funds managed by our affiliates Columbia Management and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, revenue received from our affiliated funds comprises the greatest amount and percentage of revenue we derive from payments made by the Funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.65% of the average daily net assets invested in the Funds through this and other contracts we and our affiliates issue.
Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive revenue, including but not limited to expense payments and non-cash compensation, for various purposes:
•	Compensating, training and educating financial advisors who sell the contracts.
•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to contract owners, authorized selling firms and financial advisors.
•	Providing sub-transfer agency and shareholder servicing to contract owners.
•	Promoting, including and/or retaining the Fund’s investment portfolios as underlying Funds in the contracts.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to contract owners, including education of contract owners regarding the Funds, answering routine inquiries regarding a Fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting services, transaction processing, recordkeeping and administration.
•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or from the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the Fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the Fund or on the actual cost of certain services we provide with respect to the Fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from Fund assets.

18     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the Fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the Fund or on the actual cost of certain services we provide with respect to the Fund. We receive this revenue in the form of a cash payment.
•	Compensation paid out of 12b-1 fees that are deducted from Fund assets.

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The General Account
The general account includes all assets owned by RiverSource Life of NY, other than those in the Variable Account and our other separate accounts. Subject to applicable New York state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your contract including any optional benefits offered under the contract. These guarantees are subject to the claims-paying ability and financial strength of RiverSource Life of NY. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The fixed account is supported by our general account that we make available under the contract.
The Fixed Account
Amounts allocated to the fixed account are part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest daily on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are subject to the creditworthiness and continued claims-paying ability of RiverSource Life of NY.
One year after receipt of each purchase payment or transfer, the rate for the payment or transfer amount, and its accumulated interest, may change. Interest will accrue at revised rates determined by us and at our discretion. These rates may be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company’s revenues and expenses. However, the rate will never be less than the fixed account minimum interest rate required under state law. Your interest rate for each purchase payment or transfer will never change more frequently than annually.
Because of exemptive and exclusionary provisions, we have not registered interests in the fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in the fixed account are subject to the provisions of these Acts.
The fixed account has not been registered with the SEC. Disclosures regarding the fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
The Regular Fixed Account
Unless you have elected a living benefit rideror SecureSource Legacy Benefit, you also may allocate purchase payments or transfer contract value to the regular fixed account The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (See “Making the Most of Your Contract — Transfer policies”.)
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account as a destination for the Special DCA monthly transfer.

20     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. We will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:
•	for the Special DCA fixed account and the regular fixed account; and
•	for the Special DCA fixed accounts with terms of differing length.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•	the Special DCA fixed account for a six month term;
•	the Special DCA fixed account for a twelve month term;
•	the approved investment options for the SecureSource Legacy benefit rider or one of the SecureSource series riders and APB riders;
•	unless you have elected one of the optional living benefit ridersor SecureSource Legacy Benefit, to the regular fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account.
Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the approved investment options, if a living benefit rider or the SecureSource Legacy benefit rider is elected, 2) either in accordance with your investment instructions to us or to the regular fixed account, if available and if no living benefit rider or the SecureSource Legacy benefit rider is elected. Transfers are subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For an example of how Special DCA dollar-cost averaging works, see table below showing the Special DCA fixed account for a six-month term.
How Special dollar-cost averaging works
By spreading the investment over the term of the Special DCA		Date	SDCA Balance	Portion Transferred	Amount Transferred	Accumulation unit value	Number of units purchased
you automatically buy more units when the per unit market price is low		Jan 15th	$5,000.00
		Jan 16th	5,000.14	1/6	$833.36	$18	46.30
	→	Feb 16th	4,170.30	1/5	834.06	15	55.60
and fewer units when the per unit market price is high.		Mar 16th	3,338.79	1/4	834.70	19	43.93
		April 16th	2,506.20	1/3	835.40	17	49.14
	→	May 16th	1,672.17	1/2	836.09	21	39.81
		Jun 16th	836.79	1/1	836.79	20	41.84
You paid an average price of $18.11 per unit over the 6 months, while the average market price actually was $18.33.
Buying Your Contract
With the assistance of your financial advisor, you can complete an application and your financial advisor will send it along with your initial purchase payment to our Service Center. As of 4/30/2022 this Contract is only available with the SecureSource Tempo NY rider.

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The Contract offers a choice of a seven-year or ten-year surrender charge schedule and mortality and expense risk fees that vary by surrender charge schedule. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your Contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the Contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a Contract if you are 90 or younger.
When you apply, you may select among the following:
•	the regular fixed account, subaccounts and/or the Special DCA fixed account in which you want to invest;
•	how you want to make purchase payments;
•	a beneficiary;
•	the length of the surrender charge period (seven or ten years);
•	one of the following optional death benefit riders:
•	ROPP Death Benefit (available if you are age 80 or older);
•	MAV Death Benefit; or
•	5-Year MAV Death Benefit;
•	an additional optional death benefit:
•	SecureSource Legacy Benefit;
•	one of the following optional living benefit riders:
•	For Contracts with applications signed on or after 5/3/2021:
•	SecureSource Tempo NY;
•	For Contracts with applications signed on or after 5/3/2021 but prior to 1/1/2022:
•	SecureSource Core 2 NY;
•	SecureSource 5 NY; or
•	SecureSource 5 Plus NY.
•	For Contracts with applications signed prior to 5/3/2021:
•	SecureSource Core NY;
•	SecureSource 4 NY; or
•	SecureSource 4 Plus NY.
•	For Contracts with applications signed prior to 3/30/2020:
•	Accumulation Protector Benefit; or
•	SecureSource Core Plus NY.
We restrict investment options if you select the SecureSource series riders, SecureSource Legacy benefit rider or APB rider and you are required to allocate your purchase payments and Contract value to the approved investment options, as described in the “Investment Allocation Restrictions for Certain Benefit Riders” section in this prospectus.
The Contract provides for allocation of purchase payments to the subaccounts of the variable account, to the regular fixed account and/or to the Special DCA fixed account. We currently allow you to allocate the total amount of purchase payment to the regular fixed account. We reserve the right to limit purchase payment allocations to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the Contract. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term. (See “Purchase Payments.”)
If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our Service Center. If we accept your application, we will send you a Contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.
We will credit eligible additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our Service Center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation

22     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

date we received the payment. If we receive an additional purchase payment at our Service Center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make regular payments to your Contract under a scheduled payment plan. You must make an initial purchase payment of $1,000 or $2,000 depending on the tax qualification (see “Buying Your Contract — Purchase Payments”). Once the required initial purchase payment amount has been met, you can begin the scheduled payment plan by sending a completed form to our Service Center. Certain qualified plan applications allow the establishment of a scheduled payment plan without meeting the required initial purchase payment amount. Contact your financial advisor for details. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.
Free look
You may return your Contract to your financial advisor or to our Service Center within the time stated on the first page of your Contract and receive a full refund of the Contract value. The valuation date will be the date your request is received at our Service Center. We will not deduct any Contract charges or fees. However, you bear the investment risk from the time of purchase until you return the Contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments, if greater than contract value.)
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper or electronic copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.
Contract Exchanges
You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Generally, you can exchange one annuity for another or for a qualified long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on the new contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period may begin when you exchange into the new contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for the new contract or buy the new contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)
Purchase Payments
Purchase payment amounts and purchase payment timing may be limited under the terms of the contract. If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start. For contracts with a SecureSource series rider, if we do not receive your initial purchase payment within 90 days from the application signed date, we will consider your contract void from the start.
Minimum initial purchase payments*
Qualified annuities	$1,000
Nonqualified annuities	$2,000
Minimum additional purchase payments*
$50
Maximum total purchase payments** (without our approval) based on the contract year and your age on the effective date of the payment:
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0

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For each contract year thereafter if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
*	If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payment is $25.
**	These limits apply in total to all RiverSource Life of NY annuities you own unless a higher amount applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.
Additional purchase payment restrictions for contracts with the SecureSource series rider
The riders prohibit additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000.
For contracts with applications signed before 3/30/2020: No additional purchase payments will be allowed except for certain purchase payments for qualified annuities:
Current tax year contributions for Tax Sheltered Annuities (TSA) under Section 403(b) of the Internal Revenue Code of 1986 (the Code) and Custodial and investment only plans under Section 401(a) of the Code, up to the annual limit set by the Internal Revenue Service (IRS).
Prior and current tax year contributions up to the annual limit set up by the IRS for any Qualified Accounts except TSA and 401(a). This annual limit applies to Individual Retirement Accounts (IRAs), Roth IRAs, SIMPLE IRAs and Simplified Employee Pension IRA (SEP) plans.
We are waiving only the $100,000 total additional purchase payment restriction for qualified annuities until further notice.
For contract with applications signed on or after 3/30/2020: These restrictions are being waived until further notice and We will accept additional purchase payments up to the maximum purchase payments permitted.
These riders also prohibit additional purchase payments if:
(1)	you decline any increase to the annual rider fee, or
(2)	for the SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY riders, the Current Annual Payment is established and your contract value on an anniversary is less than four times the Benefit Base multiplied by the Minimum Lifetime Payment Percentage for your current Age Band.
(3) for the SecureSource Core 2 NY, SecureSource Core NY and SecureSource Core Plus NY, the Current Annual Payment is established and your contract value on an anniversary is less than four times the Current Annual Payment.
Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider
Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the Waiting Period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up. Additional purchase payments are also limited to $100,000; however, this restriction is currently being waived until further notice.
Additional purchase payment restrictions for contracts with the SecureSource Legacy benefit rider
The rider prohibits additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000; however, these restrictions are currently being waived until further notice.
How to Make Purchase Payments
1 1 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474

24     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

2 2 By scheduled payment plan
We can help you set up a bank authorization.
Limitations on Use of Contract
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.
The Annuitization Start Date
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized (converted to a stream of monthly payments). If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.
The annuitization start date must be:
•	no earlier than 13 months after the contract’s effective date; and no later than
•	the owner’s 95th birthday or the tenth contract anniversary, if later,
•	or such other date as agreed to by us.
Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B — Life Income with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made (see “The Annuity Payout Period – Annuity Payout Plans”).
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.
Please see "SecureSource Tempo NY/SecureSource Core 2 NY/SecureSource 5 NY/SecureSource 5 Plus NY/SecureSource Core NY/SecureSource Core Plus NY/SecureSource 4 NY/SecureSource 4 Plus NY —  Other Provisions” section regarding options under this rider at the annuitization start date.
Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the Variable Account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
If you select one of the SecureSource series riders — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

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Charges
Transaction Expenses
Surrender Charge
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge from the contract value that is surrendered. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.
If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.
You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource series rider. Contract earnings are defined as contract value (the sum of the contract value in the Regular Fixed Account, contract value in the Special DCA Fixed Account and contract value in the Variable Account), less purchase payments not previously surrendered, but not less than zero.
Contract without SecureSource series rider
The FA is the greater of:
•	10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or
•	current contract earnings.
During the first contract year, the FA is the greater of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or
•	current contract earnings.
Contract with SecureSource series rider
The FA is the greatest of:
•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;
•	current contract earnings; or
•	the Remaining Annual Payment.
During the first contract year, the FA is the greatest of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;
•	current contract earnings; or
•	the Remaining Annual Payment.
Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.
A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:
1.	First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.
2.	Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.
3.	Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.

26     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage and then adding the total surrender charges. For more information on how these charges are calculated, see Appendix C.
The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected, as shown in the table below:
Seven-year schedule		Ten-year schedule
Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment
0	7%	0	8%
1	7	1	8
2	7	2	8
3	6	3	7
4	5	4	6
5	4	5	5
6	2	6	4
7+	0	7	3
		8	2
		9	1
		10+	0
Partial surrenders:
For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge, will equal the amount you request.
For an example, see Appendix C.
Fixed payouts: Surrender charge under annuity payout plans allowing surrenders of the present value of remaining guaranteed payouts:
If you elect an annuity payout plan on a fixed basis and the plan we make available provides a liquidity feature permitting you to surrender any portion of the underlying value of remaining guaranteed payouts, a surrender charge may apply.
A surrender charge will be assessed against the present value of any remaining guaranteed payouts surrendered. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and the periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you are surrendering, the present value determined will be multiplied by the surrender charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*	We do not permit surrenders in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any surrender charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following surrender will be reduced, possibly to zero.

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Waiver of surrender charges
We do not assess surrender charges for:
•	surrenders each year that represent the total free amount for that year;
•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;
•	amounts applied to an annuity payment plan (Exception: As described above, if you elect an annuity payout plan with guaranteed payouts and you choose later to surrender the value of your remaining annuity guaranteed payments, we will assess a surrender charge.);
•	surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law. Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;
•	amounts we refund to you during the free look period; and
•	death benefits.
Contingent events
•	Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.
•	Surrenders you make if you are diagnosed in the second or later contract years with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.
Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 ½ (fee waived in case of death or disability).
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.
Annual Contract Expenses
Base Contract Expenses
Base Contract Expenses consist of the contract administrative charge and mortality and expense risk fee.
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. Currently, we deduct $50* from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.
If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit.
*	For contracts with applications signed before 5/4/2020, the contract administrative charge is $30 through the later of the first contract anniversary and 7/30/20. Thereafter the contract administrative charge is $50.
Mortality and Expense Risk Fee
We charge this fee daily to the subaccounts as a percentage of the daily contract value in the variable account. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. The fees listed below are the current fees and they cannot be changed.

28     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The mortality and expense risk fee you pay is based on the surrender charge schedule that applies to your contract, by contract year if you elect a seven-year surrender charge schedule, and if you select an optional death benefit rider.
RAVA 5 Advantage with ten-year surrender charge schedule	Maximum/Current: 0.95%
RAVA 5 Advantage with seven-year surrender charge schedule*	Maximum/Current: 1.10%
*After the 10th contract anniversary, the Mortality and expense risk fee is 0.95%.
You may select one of the following optional death benefit riders for an additional fee. The optional rider fee will be added to your mortality and expense risk fee.
ROPP Death Benefit(1)	Maximum/Current: 0.35%
MAV Death Benefit	Maximum/Current: 0.25%
5-year MAV Death Benefit	Maximum/Current: 0.10%
(1)	Only available for purchase as an optional rider for ages 80 or older on the rider effective date.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not have a life contingent payment.
Expense risk arises because we cannot increase the contract administrative charge (except for contracts with contract value of $50,000 or more, where we reserve the right to charge a contract administrative change up to $20 after the first contract anniversary) and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•	then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge discussed in the “Transaction Expenses – Surrender Charge”, will cover sales and distribution expenses.
Optional Benefit Charges
Optional Living Benefit Charges
SecureSource Series Rider Charge
We deduct an annual charge for this optional feature only if you select one of the SecureSource series riders. The current annual rider fees applicable to the contract issued while this prospectus is in effect are shown in the Rate Sheet Prospectus Supplement.
The charge is calculated by multiplying the annual rider fee by the greater of the Benefit Base (after any Annual Credit or before any Returns Linked Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum Benefit Base. The maximum Benefit Base is $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum Benefit Base.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable Subaccounts but not the fixed account in the same proportion as your interest in each bears to your total Variable Account value.
Once you elect the SecureSource series rider, you may not cancel it (except as described later), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

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Currently the SecureSource series rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each investment option. The rider fee will not exceed the maximum as shown in the table below:
SecureSource series rider (Available for contract applications signed on or after 5/3/2021)	Guaranteed Maximum Fee
	Single Life rider	Joint Life Rider
SecureSource Tempo NY	2.50%	2.50%

SecureSource series rider (Available for contract applications signed on or after 5/3/2021 but prior to 1/1/2022 )	Single Life rider	Joint Life Rider
SecureSource Core 2 NY	2.50%	2.50%
SecureSource 5 NY	2.50%	2.50%
SecureSource 5 Plus NY	2.50%	2.50%

SecureSource series rider (Available for contract applications signed prior to 5/3/2021)	Single Life rider	Joint Life Rider
SecureSource Core NY	2.25%	2.25%
SecureSource 4 NY	2.25%	2.25%
SecureSource 4 Plus NY	2.25%	2.25%

SecureSource series rider (Available for contract applications signed prior to 3/30/2020)	Single Life rider	Joint Life Rider
SecureSource Core Plus NY	2.75%	2.75%
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to the maximum fee. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits (Returns-linked Credits for SecureSource Tempo NY), and the Credit Base will be permanently set to zero,
(iv)	any increase to the Lifetime Payment Percentage due to changing age bands on subsequent birthdays and rider anniversaries, and
(v)	For SecureSource Core Plus NY rider only, any future Base Doubler adjustment and the Base Doubler will be permanently set to zero.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. Currently the SecureSource series rider fee does not vary with the investment option selected.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
Accumulation Protector Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current initial annual rider fee is 1.30%*. The charge is calculated by multiplying the annual rider fee by the greater of your contract value or the Minimum Contract Accumulation Value (as defined in the “Optional Living Benefits – Accumulation Protector Benefit Rider” section) on your contract anniversary. We prorate this charge among variable subaccounts in the same proportion as your interest in each bears to your total variable account contract value.

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Currently the Accumulation Protector Benefit rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option, but it will not exceed the maximum fee of 2.00%.
If multiple rider fees are in effect during a contract year, we will calculate an average annual rider fee, based on the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The following describes how your annual rider fee may change:
1.	We may change the annual rider fee for any approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.00%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if you are invested in any investment option that has an increase and if we receive your written request to terminate the rider prior to the date of the fee increase. However, in order to be eligible for termination you must be invested in that investment option on the eligibility date we specify in the written notice. Currently the Accumulation Protector Benefit rider fee does not vary with the investment option selected.
2.	We may also change the annual rider fee(s) if you exercise the elective step-up option or elective spousal continuation step up. You do not have the option to terminate the rider if the fee increases due to an elective step-up.
Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the Waiting Period.
If your contract or rider is terminated for any reason including payment of the death benefit, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year.
The fee does not apply after the Benefit Date or after the annuitization start date.
*	For contract applications signed prior to 10/28/2019, the current initial annual rider fee is 1.15%.
The annual rider fees for elective step up (including elective spousal continuation step up) requests, for contract applications signed on or after 10/28/2019:
Elective step up date:	Maximum annual rider fee	Annual rider fee
Prior to 09/01/2020	2.00%	1.30%
09/01/2020 and later	2.00%	2.00%
The annual rider fees for elective step up (including elective spousal continuation step up) requests, for contract applications signed prior to 10/28/2019:
Elective step up date:	Maximum annual rider fee	Annual rider fee
Prior to 09/01/2020	2.00%	1.15%
09/01/2020 and later	2.00%	2.00%
Optional Death Benefit Rider Charge
SecureSource Legacy Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. For contracts with applications signed on or after 5/4/2020, the current annual rider fee is 0.35%. For contracts with applications signed prior to 5/4/2020, the current annual rider fee is 0.25%.
We prorate this charge among the variable subaccounts, but not the fixed account, in the same proportion your interest in each account bears to your total variable account contract value on your contract anniversary.
The charge is calculated on your contract anniversary by multiplying the annual rider fee by the greater of the SecureSource Legacy benefit amount or the contract value.
For contracts with applications signed on or after 5/4/2020, the SecureSource Legacy benefit rider fee will not exceed a maximum of 0.50%. For contracts with applications signed prior to 5/4/2020, the SecureSource Legacy benefit rider fee will not exceed a maximum of 0.40%.
Currently the SecureSource Legacy benefit rider fee does not vary with the investment option selected; however, we may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if we receive your written request prior to the date of the fee increase.

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If your rider fee changes during the contract year, on the next contract anniversary we will calculate an average rider fee for that contract year only, adjusted for the number of calendar days each fee was in effect.
If your contract or rider is terminated for any reason, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year, and further charges for this rider will terminate.
The fee does not apply after the annuitization start date.
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds.
Valuing Your Investment
We value your accounts as follows:
The Fixed Account
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:
•	the sum of your purchase payments allocated to the regular fixed account and Special DCA fixed account and transfer amounts to the regular fixed accounts;
•	plus interest credited;
•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and
•	minus any prorated portion of the contract administrative charge.
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and
•	subtracting the percentage factor representing the mortality and expense risk fee from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•	additional purchase payments you allocate to the subaccounts;
•	transfers into or out of the subaccounts;
•	partial surrenders;
•	surrender charges;

32     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

and a deduction of a prorated portion of:
•	the contract administrative charge;
•	the SecureSource Legacy Benefit rider charge;
•	the SecureSource series rider charge; or
•	Accumulation Protector Benefit rider charge.
Accumulation unit values will fluctuate due to:
•	changes in fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and/or
•	mortality and expense risk fees.

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Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or from the regular fixed account to one or more subaccounts. You may not set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan. There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.
Asset Rebalancing
You can ask us in writing to automatically rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.
Contracts issued with the SecureSource Tempo NY rider have different rebalancing rules. (See “Investment Allocation Restrictions for Certain Benefit Riders – Investment Allocation Restrictions for the SecureSource Tempo NY Rider – Rebalancing for Investment Path 2”)
The Income GuideSM Program
Income Guide is an optional service we currently offer without charge. It does not change or otherwise modify any of the other benefits, features, charges, or terms and conditions associated with your annuity contract. The purpose of the program is to provide reporting and monitoring of withdrawals you take from your annuity. The reporting and monitoring is designed to provide you information that may assist you in considering whether to adapt your withdrawals over time.
For the purpose of Income Guide program, the term “systematic withdrawals” is the same as “automated systematic surrenders”.

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The assumptions we used in the program are not customized or individualized to your circumstances. Program participants and their unique individual circumstances will vary from the program assumptions, creating differing results. The simulations we used in connection with the program do not include any contract or underlying fund charge assumptions other than an assumed mortality and expense risk charge of 1.0%. Your contract value may be depleted prior to the end of the program. If you follow the program and make downward adjustments to your withdrawals to remain in the “On Track” status, the amount of your withdrawal can significantly decline over time.
Income Guide is a withdrawal monitoring service. The program establishes what we call a “Prudent Income Amount” which is based on your contract value, age, and the other program assumptions described below. We calculate the Prudent Income Amount daily using the following factors:
(1)	the age of the participant, (the age of the younger participant under the Joint Option);
(2)	the contract value;
(3)	Prudent Income Percentages.
The current Prudent Income Amount is determined by multiplying the current contract value by the current Prudent Income Percentage. The Prudent Income Amount is a hypothetical withdrawal amount with a minimum 85% probability that if taken and no withdrawal adjustments are made, withdrawals at that amount would not deplete the contract value prior to age 95 (age 100 for joint), or 8 years if longer. Please refer to the Prudent Income Amount section below for details on the assumptions we used to create the Prudent Income Percentages and the operation of the Prudent Income Amount.
Income Guide compares the annual total of the monthly systematic withdrawals you have elected to the current Prudent Income Amount we have calculated to determine your current status in the program. The current status provides you information on the current sustainability of your rate of withdrawal by comparing it to the Prudent Income Amount.
The program allows you to elect to have withdrawal income monitored based on one person (the “Single Option”) or two persons (the “Joint Option”). We refer to each person covered under Income Guide as a participant. Income Guide is most effective when you use it in consultation with your financial advisor.
Income Guide is not a guaranteed income option and it is not backed by our general account. If you need income guaranteed for life or another specified period of time, you should not rely on using Income Guide. For guaranteed income options, consider a guaranteed lifetime withdrawal benefit such as our SecureSource series rider, annuitization options, or other annuity contracts that provide guaranteed lifetime income riders or benefits.
Any withdrawals you make from your contract may result in surrender charges, taxes and tax penalties. In addition, withdrawals may result in a proportional reduction to the standard death benefit and any optional death benefit you have elected.
As part of the Income Guide program, we provide you with information regarding your withdrawal amount, but we do not determine whether to make adjustments to your withdrawal amount or investment allocation.  You need to decide what changes or adjustments may be right for you, or whether to seek the assistance of a financial advisor in making any decisions, based on the information provided and your given needs and circumstances.
Program Availability
Income Guide is only available if the servicing broker-dealer on your contract is Ameriprise Financial Services, LLC (“AFS”) which is our affiliate and we only currently offer variable annuity contracts through AFS. We may modify or end the availability of Income Guide at any time in our sole discretion. We will notify you 30 days in advance of any changes to Income Guide or if we end the program. Advance notice will not be given for any changes we decide to make to the Prudent Income Percentages.
Income Guide is not available if your contract has a SecureSource series or Accumulation Protector Benefit riders.
In addition, in order to enroll in Income Guide, the following eligibility requirements must be met.
(1)	One of the Income Guide participants must be an owner or annuitant under the contract.
(2)	Your contract cannot be a beneficially owned IRA.
(3)	You cannot be withdrawing substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(4)	If you have a systematic withdrawal program established, you may not elect to set your withdrawal amount net of surrender charges and the frequency of withdrawal must be set at monthly. You cannot have more than one systematic withdrawal program established at the same time.
(5)	Your contract cannot have any active or deemed loans on it.
(6)	Your contract must have an Ameriprise advisor registered with AFS assigned as the agent of record on your contract.

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(7)	All participants covered by the program must be at least age 50 and no older than age 85.
These eligibility requirements apply to any post-enrollment changes you may elect to make, such as changing or adding participants.
Advance notice will not be given for the events listed below that automatically terminate Income Guide.
(1)	You modify your systematic withdrawal program to a frequency other than monthly or you have more than one systematic withdrawal program in effect.
(2)	You take a loan on the contract.
(3)	On any contract anniversary where the participant (for joint, youngest participant) attained the maximum age of 95 in the preceding contract year.
(4)	The death benefit under the contract becomes payable.
(5)	You elect a systematic withdrawal program to take substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(6)	AFS is no longer the servicing broker-dealer on your contract.
(7)	Your contract terminates for any reason, including full surrender, the contract value reaches zero, or when you annuitize your entire contract (this does not apply to partial annuitizations which are permitted while you participate in Income Guide).
In the event of a change in ownership, systematic withdrawals are suspended, but you would continue to be enrolled in the Income Guide.
Enrolling in the Income Guide Program
You may elect to enroll in the Income Guide program at any time as long as we continue to offer it and you meet the eligibility requirements of participation. At the time of your enrollment, you will be required to complete an Income Guide Enrollment Form or verbally acknowledge your understanding of the program if we permit enrollment via telephone. In connection with enrollment, you will be asked whether you want the Single Option or Joint Option. You also will be required to provide the birthdate and sex of each participant covered under Income Guide. We use the age provided at enrollment to calculate the Prudent Income Amount.
If you are funding your contract through multiple sources that would involve making more than one initial purchase payment, you should consider waiting to enroll in Income Guide until your contract is fully funded. A large purchase payment not taken into account will result in a lower initial Prudent Income Amount being calculated. If your systematic withdrawal amount is based on all intended payments, then the amount you are withdrawing will be higher than the Prudent Income Amount that is calculated before we receive all intended purchase payments which may affect your Income Guide status.
After enrolling, we will permit you to modify the selected option (Single Option or Joint Option) or to change the participants. Any changes are subject to the conditions stated in the Program Availability section above.
Withdrawal Monitoring and Reporting
Income Guide is designed to assist you and your financial advisor in managing the withdrawal of money out of your annuity contract to provide income. To aid in managing your withdrawals, we currently provide periodic reports to you and your financial advisor. This includes a detailed annual report we provide on each contract anniversary and a brief summary on the consolidated statements you receive either monthly or quarterly from AFS. These reports include an Income Guide status based on the Prudent Income Amount calculated on the date we produce the report. The reporting and the status are designed to provide you information regarding the current sustainability of your current withdrawal amount by comparing it to the current Prudent Income Amount. We provide no other reporting, so you should review your consolidated statement and annual report to see if your status under the program has changed. You also can review your current daily status by logging into your account on ameriprise.com. We reserve the right to modify the reporting we provide under the program at any time and in our sole discretion.
The table below summarizes the definitions of each status under the program.
Income Guide Status Definitions
Attention Needed	Caution	On Track	More Available
Prudent Income Amount is more than 20% below your current annual withdrawal amount	Prudent Income Amount is from 10.1% to 20% below your current annual withdrawal amount	Prudent Income Amount is from 10% below up to 24.9% above your current annual withdrawal amount	Prudent Income Amount is more than 25% or more above your current annual withdrawal amount

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We use descriptive terminology to describe each status. When you are in the On Track status we may refer to your withdrawal rate as “currently sustainable.” When you are in the Caution status, we refer to your withdrawal rate as “near a point where it may not be sustainable.” When you are in the Attention Needed status, we refer to your withdrawal rate as “may not be sustainable.” Finally, if your current withdrawal amount places you in the “More Available” status, we refer to you as having “more options available” because the Prudent Income Amount is at least 25% higher than your current withdrawal amount. These statuses, including the accompanying explanations, are merely descriptive and do not represent a specific level of actual sustainability or probability of your contract value not being depleted. Please note if you are in the “More Available” status and you utilize contract value for other purposes it may create adverse consequences in the future, including increasing the possibility and extent of future status changes and the possibility of running out of money prior to the end of the program.
The following Income Guide statuses are used in our periodic reporting.
Income Guide Status	What the Status Means
Attention Needed	Based on your contract value, it is projected that your withdrawal amount may not be sustainable.
Caution	Based on your contract value, it is projected that your withdrawal amount is near a point where it may not be sustainable.
On Track	Based on your contract value, it is projected that your withdrawal amount is currently sustainable. Please note that the minimum 85% probability assumed in the program only applies to the Prudent Income Amount and not to the “On Track” status which includes a range above and below the current Prudent Income Amount.
More Available	Based on your contract value and withdrawal amount, it is projected there are more options available.
These statuses are not designed to be, nor should they be construed as, investment advice. They are based on a comparison of your current annual withdrawal amount versus the current Prudent Income Amount. They also can aid you in tracking how close your current rate of withdrawal is to the Prudent Income Amount. In the end, your unique financial situation and the advice of your financial advisor should be utilized in assessing your Income Guide status and your utilization of the program as a whole. Please note, the longer you are in the Attention Needed status without adjusting withdrawals the greater the likelihood that you will deplete your contract value.
If you enroll in Income Guide without electing a systematic withdrawal, then no status will be reported, but you will be provided the Prudent Income Amount.
If you completely suspend your withdrawals, we will also no longer report a status. This, however, does not mean that subsequently restarting withdrawals will result in a sustainable rate of withdrawal. When you restart your withdrawals, a current Prudent Income Amount will be compared to your current withdrawal amount to determine a current status. Also, remember that a change in ownership will automatically suspend systematic withdrawals.
Income Guide does not take into account your unique financial situation, including how you allocate your contract value to available investment options and the allocation of your contract value to equities or fixed income instruments (e.g. bonds). Your investment returns, including the deduction of any fund fees and expenses, will differ from program assumptions. In addition, the fees and charges we assumed in calculating values under the program will differ from the actual fees and charges on your contract. This is due in part to the fact that we did not assume certain charges, including the contract administrative charge and optional benefit charges.
The methods, assumptions and simulations we used to develop the Prudent Income Percentages may not be appropriate or correct for a given contract owner. Individual results can vary widely and will impact the frequency of status changes and how often you may want to make adjustments to your withdrawals. You must decide whether to modify withdrawals or take any other action with respect to your contract based on the status we report, and whether to consult with your financial advisor.
The Prudent Income Amount
We use your current age, contract value, and Prudent Income Percentage to calculate your current Prudent Income Amount. We may modify these factors used to calculate your Prudent Income Amount at any time and in our sole discretion. We, RiverSource Life Insurance Company, solely determined what assumptions to use in deriving the Prudent Income Amount
Since the Prudent Income Amount is calculated daily and fluctuates based on age and current contract value, the program does not guarantee or result in a steady stream of income or provide any type of guaranteed cash value or guaranteed benefit.

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The Prudent Income Percentages are derived from a series of random simulations based on the following assumptions:
•	an investment allocation of 50% in equities and 50% in fixed income instruments (e.g.bonds);
•	average annual returns, after the deduction of all fund fees and expenses, of 9.0% on the equity allocation and 2.0% on the fixed income instruments (e.g.bonds) allocation that grades upward to 4.0% over a twenty year period;
•	average portfolio volatility of 9.0%;
•	a 1.0% average annual mortality and expense risk fee being assessed; and
•	taking level withdrawals each month.
The average annual return assumptions of 9.0% for the equity allocation and the 2.0% - 4.0% for the fixed income instruments (e.g.bonds) allocation are net return assumptions. This means these return assumptions would be after the deduction of all underlying fund fees and expenses. Contract charges other than the 1.0% mortality and expense risk fee, if they apply to you, were not included in the assumptions. This includes the contract administrative charge, surrender charges, and charges associated with optional benefits available under the contract. The “Charges” section of the prospectus provides additional details on the amount and applicability of these charges.
Since these assumptions are not customized to you, your circumstances will differ and the minimum 85% probability of withdrawals lasting for the duration of the program without the need to make any adjustments to the amount of withdrawals may be higher or lower than the probability used in developing the Prudent Income Percentages.
Your results under the program will vary. In general, if you have lower returns, higher volatility, higher fees, or you make additional withdrawals, then the probability of your withdrawal amount being sustainable will be lower than assumed under the program. In contrast, if you have higher returns, lower volatility, lower fees, or make additional purchase payments, then the probability of your withdrawal amount being sustainable will generally be higher than assumed under the program. In addition, if you experience long-term periods where your contract value is continually declining due to deviations from the assumptions mentioned above, you will need to repeatedly decrease the amount of your withdrawal to stay in the “On Track” status. Also, while unlikely, your contract value may be depleted before age 95 even if you follow the program.
It is important to remember that only the age of the participant and the contract value are specific to your contract. All of the factors used in determining the Prudent Income Percentages are general and not individualized or otherwise customized to you, your contract allocation, or any other circumstances specific to you.
The following factors related to your contract experience will impact your Income Guide status and the probability of withdrawals (without adjusting under the program) lasting for the duration of the program:
(1)	the fees, average annual total returns and volatility of the underlying funds you have elected;
(2)	the specific fees of your contract;
(3)	additional purchase payments to the contract;
(4)	withdrawals in addition to the monthly systematic withdrawal;
(5)	partial annuitizations; or
(6)	your actual life expectancy or retirement horizon.
The assumptions were utilized to run a series of random simulations. These simulations were used to establish the Prudent Income Percentages which are based on a level amount of income (without adjusting under the program) that provides a minimum 85% or greater probability of contract value lasting to age 95 (age 100 for joint), or for 8 years, whichever is longer. As with any simulation, your actual experience will be different and our methodology could have an error.
The Prudent Income Percentages change over time based on age. The table below shows the current Prudent Income Percentages utilized. In the case of the Joint Option, the youngest participant’s age is used to determine the Prudent Income Percentages.
Prudent Income Percentages
Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
50	3.0%	2.5%	66	4.6%	4.1%	81	6.3%	5.8%
51	3.1%	2.6%	67	4.7%	4.2%	82	6.6%	6.1%
52	3.2%	2.7%	68	4.8%	4.3%	83	6.9%	6.4%
53	3.3%	2.8%	69	4.9%	4.4%	84	7.2%	6.7%
54	3.4%	2.9%	70	5.0%	4.5%	85	7.5%	7.0%
55	3.5%	3.0%	71	5.1%	4.6%	86	8.0%	7.5%
56	3.6%	3.1%	72	5.2%	4.7%	87	8.5%	8.0%

38     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
57	3.7%	3.2%	73	5.3%	4.8%	88	9.0%	8.5%
58	3.8%	3.3%	74	5.4%	4.9%	89	9.5%	9.0%
59	3.9%	3.4%	75	5.5%	5.0%	90	10.0%	9.5%
60	4.0%	3.5%	76	5.6%	5.1%	91	10.5%	10.0%
61	4.1%	3.6%	77	5.7%	5.2%	92	11.0%	10.5%
62	4.2%	3.7%	78	5.8%	5.3%	93	11.5%	11.0%
63	4.3%	3.8%	79	5.9%	5.4%	94	12.0%	11.5%
64	4.4%	3.9%	80	6.0%	5.5%	95	12.5%	12.0%
65	4.5%	4.0%
The Prudent Income Percentage is multiplied by the contract value to determine the current Prudent Income Amount. The Prudent Income Amount will change over time due to changes in the contract value and the age of the participants covered under the program.
Although the Prudent Income Percentage increases with age, the Prudent Income Amount may not increase over time because a decreasing contract value can more than offset any increase in the Prudent Income Percentage. An increase in the Prudent Income Percentage does not protect against inflation.
Refer to “Example of a Prudent Income Amount Calculation” below to see how the Prudent Income Percentage is used to create a Prudent Income Amount.
By increasing with age, the Prudent Income Percentages result in less contract value being required to be in the “On Track” status. As a result, the Prudent Income Amount is not designed to preserve the level of your contract value. Following the monitoring program, however, including making adjustments to your rate of withdrawal over the life of the program, will increase the likelihood that your contract value will not be exhausted prior to the end of the program.
The assumptions used in determining values under Income Guide including investment and performance, are not tied in any way to your allocation of contract value and its performance. Your actual contract results can vary significantly from the performance we assumed in calculating the Prudent Income Amount.
The Prudent Income Amount is not a guarantee of present or future income and is not intended, nor should it be construed as, any form of investment advice.
If your contract is funding an employer sponsored plan such as a retirement plan established under Section 403(b) or 401(a) of the Code, your ability to begin a systematic withdrawal or to change one may be subject to plan sponsor approval. To determine whether there are any plan based restrictions on Income Guide, contact your plan sponsor.
Example of a Prudent Income Amount Calculation
Below is an example of how Income Guide calculates the Prudent Income Amount and assigns the status of the sustainability of your withdrawals.
At the time of enrollment, assume the following:
(1)	you have elected the Single Option;
(2)	you are age 65;
(3)	your monthly systematic withdrawal amount is $350.00 ($4,200.00 annually); and
(4)	your contract value is $100,000.00.
Using these assumptions when you enroll, to calculate the Prudent Income Amount, the contract value is multiplied by the Prudent Income Percentage, which is 4.5%.
$100,000.00 x 4.5% = $4,500.00
In this case, the Prudent Income Amount is about 7.1% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume six months after enrollment, you are still age 65 and your contract value is now $95,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$95,000.00 x 4.5% = $4,275.00
In this case, the Prudent Income Amount is about 1.8% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume one year after enrollment, you are now age 66 and your contract value is now $82,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.

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$82,000.00 x 4.6% = $3,772.00
In this case, the Prudent Income Amount is about 10.2% below your annual withdrawal amount. This results in being assigned a status of “Caution.”
Potential Benefits of the Income Guide Program
Income Guide can aid you in creating a non-guaranteed stream of income through systematic withdrawals from your contract. This can be beneficial if your need for income is flexible and does not require the guarantees associated with either a guaranteed minimum withdrawal benefit rider or exercising your option to annuitize. Withdrawals in connection with Income Guide may be subject to surrender charges, taxes and tax penalties. In contrast, payments under a guaranteed minimum withdrawal benefit rider or annuitization are not subject to surrender charges. In addition, if you use Income Guide and you have a non-qualified contract, you are not receiving any potential benefits of the exclusion ratio associated with annuitization. The exclusion ratio allows you to spread the cost basis of your contract value over time, generally resulting in payments being partially income tax-free while the exclusion ratio is in effect. In contrast, Income Guide systematically withdraws contract value and for non-qualified contracts this results in taxable earnings being considered to be withdrawn first. A financial advisor can help you understand each of the income options available to you.
In cases where your Income Guide status becomes “More Available” there may be opportunities to increase your withdrawal rate, lock-in guaranteed income through partial annuitization, or use a portion of your contract value for other purposes. In consultation with your financial advisor, you can determine whether one or more of these options are right for you. Please keep in mind increases in the amount you withdraw may be subject to additional surrender charges, taxes and tax penalties. In addition, withdrawals will reduce your contract value and will proportionally reduce your standard death benefit and any optional death benefit you have elected. Increases in withdrawals can also have adverse future consequences, including increasing the possibility of future status changes and the possibility of running out of money prior to the end of the program.
Potential Risks of the Income Guide Program
Income Guide, including the Prudent Income Amount, is not a guarantee of income. If your annuity contract value is depleted your contract and any benefits associated with it, including Income Guide, will end without value.
In instances where your contract enters the “Attention Needed” status, even if you take steps to address the status such as lowering withdrawals from your contract, it is possible depending on continued performance of your contract that you could re-enter or remain in the status for an extended period of time. If you do not adjust your withdrawals when you are in the “Attention Needed” status, it could substantially increase the likelihood your contact value will be depleted, especially if you remain in this status for an extended period of time without making any adjustments.
Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing at a level equal to the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges” section of this prospectus.
If your contract is issued on a qualified basis, you are subject to certain required minimum distribution rules for federal tax purposes. These rules may require you to take withdrawals out of your annuity that exceed the Prudent Income Amount. If this occurs, taking the required withdrawals may increase the likelihood that you will deplete your annuity contract over time.
Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing at a level equal to the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges” section of this prospectus.
If your relationship with your advisor ends, you will no longer receive assistance using the Income Guide service. If your contract continues to be serviced by AFS, but you have ended your relationship with the financial advisor with whom you set up Income Guide, Income Guide will continue, and you should request AFS assign you another advisor to assist you with maximizing the effectiveness of Income Guide. We cannot guarantee that AFS will assign you an advisor that will assist you with Income Guide.
If you rely on Income Guide for managing your income needs and the service terminates, either because we choose to no longer offer it or a circumstance arises where automatic termination occurs, you may be in a position where you cannot find a means to manage or monitor your income going forward. Remember, in any instance where AFS is no longer the servicing broker-dealer of record for your contract, Income Guide will automatically terminate.

40     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Transferring Among Accounts
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders or the SecureSource Legacy benefit rider. For transfer rights involving investment options under optional living benefit riders or the SecureSource Legacy benefit rider, please see “Investment Allocation Restrictions for Certain Benefit Riders” section.
You may transfer contract value from any one subaccount or the regular fixed account, if available, to another subaccount before the annuitization start date. Certain restrictions apply to transfers involving the regular fixed account.You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•	If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern Time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern Time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•	If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern Time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern Time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.
For information on transfers after annuity payouts begin, see “Transfer policies” below.
Transfer policies
•	Before the annuitization start date, you may transfer contract values between the subaccounts or from the subaccounts to the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term, you may not make a transfer from any subaccount back to the regular fixed account for six months following that transfer, partial surrender or termination.
•	You may transfer contract values from the regular fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, you may transfer the entire contract value to the regular fixed account. We reserve the right to limit transfers to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers to the regular fixed account, you will be notified in writing, signed by an officer of the company. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1), or $10,000 whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. We reserve the right to change the percentage allowed to be transferred from the regular fixed account with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers from the regular fixed account, you will be notified in writing, signed by an officer of the company.
•	You may not transfer contract values from the subaccounts or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts. (See “Special DCA Fixed Account.”)

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•	After the annuitization start date, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.
(1)	All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a Subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the Subaccounts within the contract. The underlying funds in which the Subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the Subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a Subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a Subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a Subaccount invests; and
•	preventing the investment adviser(s) of an underlying fund in which a Subaccount invests from fully investing the assets of the Fund in accordance with the Fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the Subaccounts of the Variable Account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three Subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;
•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

42     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to identify and restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the Subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the Subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of Fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•	Each Fund may restrict or refuse trading activity that the Fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a Fund, may require us to reject your transfer request. For example, we will attempt to execute transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase Fund shares for the Variable Accounts are subject to acceptance by the Fund. We reserve the right to reject without prior notice to you any transfer request if the Fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a Fund has adopted. As a result, a Fund’s returns might be adversely affected, and a Fund might terminate our right to offer its shares through the Variable Account.
•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the Fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a Fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same Fund’s shares will do so, and the returns of that Fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that Fund, and to determine whether an underlying fund has adopted a redemption fee, see that Fund’s prospectus.
How to Request a Transfer or Surrender
1 1 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:
RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or surrenders:	$250 or entire account balance

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Maximum amount
Transfers or surrenders:	Contract value or entire account balance
*	Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 2 By automated transfers and automated partial surrenders
Your financial advisor can help you set up automated transfers among your subaccounts or regular fixed account or automated partial surrenders from the regular fixed account, Special DCA fixed account or the subaccounts.
You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.
•	Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.
•	Automated surrenders may be restricted by applicable law under some contracts.
•	You may not make additional systematic payments if automated partial surrenders are in effect.
•	If you have the SecureSource Legacy benefit rider, a SecureSource series rider or APB rider, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see “Special DCA Fixed Account” and “Investment Allocation Restrictions for Certain Benefit Riders”).
•	Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.
•	The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
•	If you have a SecureSource series rider, you may set up automated partial surrenders up to the benefit available for withdrawal under the rider.

Minimum amount
Transfers or surrenders:	$50

Maximum amount
Transfers or surrenders:	None (except for automated transfers from the regular fixed account)

3 3 By telephone
Call:
1-800-541-2251
Minimum amount
Transfers or surrenders:	$250 or entire account balance

Maximum amount
Transfers:	Contract value or entire account balance
Surrenders:	$100,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

44     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Surrenders
You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us.
The date your surrender request will be processed depends on when and how we receive it:
For surrender requests received in writing:
•	If we receive your surrender request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
For surrender requests received by phone:
•	If we receive your surrender request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see “Charges”) and federal income taxes and penalties. State and local income taxes may also apply. (see “Taxes”) You cannot make surrenders after the annuitization start date except if you elect an annuity payout plan with guaranteed payouts.
Any partial surrender you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the SecureSource series rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see “Optional Benefits — Optional Living Benefits”). Any partial surrender request that exceeds the amount allowed under the SecureSource series riders will impact the guarantees provided and will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).
Surrender Policies
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts , Special DCA fixed account  and/or the regular fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. If your contract includes a SecureSource series rider, you do not have the option to request from which account to surrender. The minimum contract value after a partial surrender is $500 (for contracts with a SecureSource series rider, there is no minimum).
Receiving Payment
1 1 By regular or express mail
•	payable to you;
•	mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.
2 2 By wire or other form of electronic payment
•	request that payment be wired to your bank;
•	pre-authorization required.

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We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–	the NYSE is closed, except for normal holiday and weekend closings;
–	trading on the NYSE is restricted, according to SEC rules;
–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–	the SEC permits us to delay payment for the protection of security holders.
We may also postpone payment of the amount attributable to a purchase payment as part of the total surrender amount until cleared from the originating financial institution.
TSA — Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–	you are at least age 59½;
–	you are disabled as defined in the Code;
–	you severed employment with the employer who purchased the contract;
–	the distribution is because of your death;
–	the distribution is due to plan termination; or
–	you are a qualifying military reservist.
•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).
•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
•	If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have a SecureSource series rider, APB rider or SecureSource Legacy benefit rider.

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Changing the Annuitant
If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership. Joint annuitants are not allowed for contracts with a SecureSource series Single Life rider. If you have the SecureSource Legacy benefit rider and a SecureSource series rider, you may not change the annuitant while this rider is in force (Joint Life:unless a Covered Spouse becomes the owner and annuitant under the spousal continuation provision).
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our Service Center. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. For ownership changes prior to 5/1/2020, our administrative process required only the new owner to meet the age limitations.
The death benefit may change due to a change of ownership.
•	If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
•	If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.
•	If you elected the MAV Death Benefit and if any owner is older than age 79 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit will continue.
•	The ROPP Death Benefit, MAV Death Benefit and 5-Year MAV Death Benefit values may be reset (see “Benefits in the Case of Death”).
•	If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
For a SecureSource series – Single Life rider, an ownership change will not change the Covered Person under the rider.
For a SecureSource series – Joint Life rider, if selected, transfer of the ownership of the annuity contract will not change the Covered Spouses under the rider. If ownership is transferred from a Covered Spouse to their revocable trust(s), the annuitant must be one of the Covered Spouses. (See “Optional Benefits — Optional Living Benefits.”)

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Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits (no additional charge)
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccounts or from the regular fixed account to one or more eligible subaccounts	N/A	N/A	• Transfers not available to the regular fixed account
• Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year or $10,000, whichever is greater
• Not available with a living benefit
Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts	N/A	N/A	• Must be funded with a purchase payment, not transferred contract value
• Only 6-month and 12-month options are available
• Transfers occur on a monthly basis and the first monthly transfer occurs one day after we receive your purchase payment
• You may not use the regular fixed account as a destination for the Special DCA monthly transfer
Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A	• You must have $2,000 in Contract Value to participate.
• We require 30 days notice for you to change or cancel the program
• You can request rebalancing to be done either quarterly, semiannually or annually
• Other restrictions may apply for contracts with the SecureSource Tempo NY rider

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Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Income Guide	Provides withdrawal monitoring and reporting to help you monitor your withdrawals with the goal of taking withdrawals over your lifetime	N/A	N/A	• Contract owners must be at least age 50 and no older than age 85
• Available only if the servicing broker-dealer on your contract is Ameriprise Financial Services, LLC
• Not available with a living benefit
• Not available if you are making substantially equal withdrawals
• Not available if you have more than one systematic withdrawal program in place
• Systematic withdrawals must be set up according to the all the terms of Income Guide
• Your contract cannot have any loans
Automated Partial Surrenders/Systematic Withdrawals	Allows automated partial surrenders from the contract	N/A	N/A	• Additional systematic payments are not allowed with automated partial surrenders
• For contracts with a SecureSource series rider you may set up automated partial surrenders up to the benefit available for withdrawals under the rider
• May result in income taxes and IRS penalty on all or a portion of the amounts surrendered
Nursing Home or Hospital Confinement	Allows you to withdraw contract value without a surrender charge	N/A	N/A	• You must be confined to a hospital or nursing home for the prior 60 days or confinement began within 30 days following a 60 day confinement period
• You must be under age 76 on the contract issue date and confinement must start after the contract issue date
• Must receive your surrender request no later than 91 days after your release from the hospital or nursing home
• Amount withdrawn must be paid directly to you

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Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Terminal Illness	Allows you to withdraw contract value without a surrender charge	N/A	N/A	• Terminal Illness diagnosis must occur after the first contract year
• Must be terminally ill and not expected to live more than 12 months; a licensed physician certifies to your illness, life expectancy and the date the terminal illness was initially diagnosed
• Amount withdrawn must be paid directly to you
Standard Death Benefit (available for contract owners age 79 and younger)	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value after any rider charges have been deducted	N/A	N/A	• Withdrawals will proportionately reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals, and such reductions could be significant
• Annuitizing the Contract terminates the benefit.
Standard Death Benefit (available if any contract owner is age 80 and older)	Provides a minimum death benefit equal to the Contract Value after any rider charges have been deducted	N/A	N/A	• Annuitizing the Contract terminates the benefit
Currently Offered Optional Benefits
ROPP Death Benefit	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value after any rider charges have been deducted	0.35% of average daily contract value in the variable account	0.35%	• Available if any owner is age 80 and older
• Must be elected at contract issue
• Not available with any SecureSource series rider
• Withdrawals will proportionately reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals, and such reductions could be significant
• Annuitizing the Contract terminates the benefit

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Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
MAV Death Benefit	Increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders	0.25% of average daily contract value in the variable account	0.25%	• Available to owners age 79 and younger
• Must be elected at contract issue
• Not available with any SecureSource series rider
• No longer eligible to increase on any contract anniversary on/after your 81st birthday.
• Withdrawals will proportionately reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals. Such reductions could be significant.
• Annuitizing the Contract terminates the benefit
5-year MAV Death Benefit	Increases the guaranteed death benefit to the highest 5th anniversary contract value, adjusted for any partial surrenders	0.10% of average daily contract value in the variable account	0.10%	• Available to owners age 75 and younger
• Must be elected at contract issue
• No longer eligible to increase on any contract anniversary on/after your 81st birthday
• Withdrawals will proportionately reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals. Such reductions could be significant
• Annuitizing the Contract terminates the benefit

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Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
SecureSource LegacySM Benefit	For contracts with one of the SecureSource series riders increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders.	On or after 5/4/2020: 0.50% Prior to 5/4/2020: 0.40% of contract value or SecureSource Legacy Death Benefit amount, whichever is greater	On or after 5/4/2020: 0.35% Prior to 5/4/2020: 0.25%	• Must be elected at contract issue
• Available only when purchased with the one of SecureSource series riders
• Subject to Investment Allocation restrictions
• Withdrawals will proportionately reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals. Such reductions could be significant
• Annuitizing the Contract terminates the benefit
SecureSource Tempo NY SM	Provides lifetime income regardless of investment performance	2.50% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information	• Available to owners age 85 or younger
• Must be elected at contract issue
• Available as a Single Life or Joint Life option
• Not available under an inherited qualified annuity
• Subject to Investment Allocation restrictions
• Certain withdrawals could significantly reduce the guaranteed amounts under the rider and the rider will terminate if the contract value goes to zero due to an excess withdrawal
• May have limitations on additional purchase payments
Previously Offered Optional Benefits

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Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
SecureSource Core 2 NY	Provides lifetime income regardless of investment performance	2.50% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet prospectus Supplement along with other benefit information	• Available to owners age 85 or younger
• Must be elected at contract issue
• Available as a Single Life or Joint Life option
• Not available under an inherited qualified annuity
• Subject to Investment Allocation restrictions
• Certain withdrawals could significantly reduce the guaranteed amounts under the rider and the rider will terminate if the contract value goes to zero due to an excess withdrawal
• May have limitations on additional purchase payments
SecureSource 5 NY	Provides lifetime income regardless of investment performance	2.50% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information	• Available to owners age 85 or younger
• Must be elected at contract issue
• Available as a Single Life or Joint Life option
• Not available under an inherited qualified annuity
• Subject to Investment Allocation restrictions
• Certain withdrawals could significantly reduce the guaranteed amounts under the rider and the rider will terminate if the contract value goes to zero due to an excess withdrawal
• May have limitations on additional purchase payments

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Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
SecureSource 5® Plus NY	Provides lifetime income regardless of investment performance	2.50% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information	• Available to owners age 85 or younger
• Must be elected at contract issue
• Available as a Single Life or Joint Life option
• Not available under an inherited qualified annuity
• Subject to Investment Allocation restrictions
• Certain withdrawals could significantly reduce the guaranteed amounts under the rider and the rider will terminate if the contract value goes to zero due to an excess withdrawal
• May have limitations on additional purchase payments
SecureSource CoreSM NY	Provides lifetime minimum withdrawal benefit regardless of investment performance	2.25% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information	• Available to owners age 85 or younger
• Must be elected at contract issue
• Available as a Single Life or Joint Life option
• Not available under an inherited qualified annuity
• Subject to Investment Allocation restrictions
• Certain withdrawals could significantly reduce the guaranteed amounts under the rider and the rider will terminate if the contract value goes to zero due to an excess withdrawal
• Limitations on additional purchase payments

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Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
SecureSource Core PlusSM NY	Provides lifetime minimum withdrawal benefit regardless of investment performance	2.75% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information	• Available to owners age 85 or younger
• Must be elected at contract issue
• Available as a Single Life or Joint Life option
• Not available under an inherited qualified annuity
• Subject to Investment Allocation restrictions
• Certain withdrawals could significantly reduce the guaranteed amounts under the rider and the rider will terminate if the contract value goes to zero due to an excess withdrawal
• Limitations on additional purchase payments
SecureSource 4® NY	Provides lifetime minimum withdrawal benefit regardless of investment performance	2.25% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information	• Available to owners age 85 or younger
• Must be elected at contract issue
• Available as a Single Life or Joint Life option
• Not available under an inherited qualified annuity
• Subject to Investment Allocation restrictions
• Certain withdrawals could significantly reduce the guaranteed amounts under the rider and the rider will terminate if the contract value goes to zero due to an excess withdrawal
• Limitations on additional purchase payments

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Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
SecureSource 4® Plus NY	Provides lifetime minimum withdrawal benefit regardless of investment performance	2.25% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information	• Available to owners age 85 or younger
• Must be elected at contract issue
• Available as a Single Life or Joint Life option
• Not available under an inherited qualified annuity
• Subject to Investment Allocation restrictions
• Certain withdrawals could significantly reduce the guaranteed amounts under the rider and the rider will terminate if the contract value goes to zero due to an excess withdrawal
• Limitations on additional purchase payments
Accumulation Protector Benefit®	Provides 100% of initial investment or 90% of highest contract anniversary value (adjusted for partial surrenders) at the end of 10 year waiting period, regardless of investment performance	2.00% of contract value or the Minimum Contract Accumulation Value, whichever is greater	1.30% Varies by issue date and elective step up date	• Available to owners age 80 or younger
• Must be elected at contract issue
• Not available with SecureSource series riders or SecureSource Legacy benefit rider
• Withdrawals will proportionately reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals. Such reductions could be significant
• The rider ends when the Waiting Period expires
• Limitations on additional purchase payments
• Subject to Investment Allocation restrictions
• Step ups restart the Waiting Period
Benefits in Case of Death — Standard Death Benefit
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with the contract value greater than zero. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.
If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:
•	the contract value after any rider charges have been deducted; or
•	the Return of Purchase Payments (ROPP) value.

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If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the contract value after any rider charges have been deducted.
Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:
ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
Adjusted partial surrenders	=	PS × DB
CV

PS	=	the amount by which the contract value is reduced as a result of the partial surrender.
DB	=	the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.
CV	=	the contract value on the date of (but prior to) the partial surrender.
If you take a partial surrender, the applicable ROPP, MAV, or 5-year MAV value will be reduced proportionally based on the percentage of contract value that is withdrawn. This means that if the contract value is higher than the ROPP, MAV, or 5-year MAV value at the time of a partial surrender, then the ROPP, MAV, or 5-year MAV Value is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the contract value is lower than the ROPP, MAV, or 5-year MAV value at the time of a partial surrender, then the ROPP, MAV, or 5-year MAV value is reduced by an amount that is more than the dollar amount withdrawn.
Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.
For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid.
After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your written request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.
Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:
Assumptions:
•	You purchase the contract with a payment of $20,000.
•	During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments minus adjusted partial surrenders, calculated as:	$20,000
$1,500 × $20,000 =	–1,667
$18,000
for a standard death benefit of:	$18,333
since this is greater than your contract value of $16,500
If You Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Death claim requirements generally include due proof of death and will be detailed in the claim materials we send upon notification of death.
When paying multiple beneficiaries, we will process the death claim of each beneficiary on the valuation date when a beneficiary provides us with complete death claim requirements. We will determine a beneficiary's proceeds using the accumulation unit value we calculate on that valuation date. The remaining contract value remains invested as was specified at time of death. We pay interest, if any, at a rate no less than required by law. We will mail payment to a beneficiary within seven days after our death claim requirements are fulfilled.

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Nonqualified annuities
Spousal continuation: If your spouse is sole primary beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin, no later than one year after your death, or other date as permitted by the IRS; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
The information below has been revised to reflect proposed regulations issued by the Internal Revenue Service that describe the requirements for required minimum distributions when a person or entity inherit assets held in an IRA, 403(b) or qualified retirement plan. This proposal is not final and may change. Contract owners are advised to work with a tax professional to understand their required minimum distribution obligations under the proposed regulations and federal law.  The proposed regulations can be found in the Federal Register, Vol. 87, No. 37, dated Thursday, February 24, 2022.
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole primary beneficiary, your spouse may either elect to treat the contract as his/her own (spousal continuation), so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 72. If you attained age 72 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource series rider will terminate.
If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy and must withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death.
If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the contract value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy and must withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death.
•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs on or after Jan. 1, 2020, the beneficiary is required to withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death unless they qualify as an “eligible designated beneficiary.” Your beneficiary may be required to take distributions during the 10-year period if you died after your Required Beginning Date, as defined under the Code. Eligible designated beneficiaries may continue to take proceeds out over your life expectancy if you died prior to your Required Beginning Date or over the greater of your life expectancy or their life expectancy if you died after your Required Beginning Date. Eligible designated beneficiaries include:
•	the surviving spouse;
•	a lawful child of the owner under the age of 21 (remaining amount must be withdrawn by the earlier of the end of the year the minor turns 31 or end of the 10th year following the minor's death);
•	disabled within the meaning of Code section 72(m)(7);
•	chronically ill within the meaning of Code section 7702B(c)(2);

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•	any other person who is not more than 10 years younger than the owner.
However, non-natural beneficiaries, such as estates and charities, are subject to a five-year rule to distribute the IRA if you died prior to your Required Beginning Date.
We will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under a payout plan available under this contract and:
•	the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•	the payout period does not extend beyond December 31 of the 10th year following your death or the applicable life expectancy for an eligible designated beneficiary.
•	Spouse and Non-spouse beneficiary: If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the beneficiary is the contract value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.
•	Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary may continue depending on the annuity payout plan you elect, subject to adjustment to comply with the IRS rules and regulations.
If You Die After the Annuitization Start Date
If you die after the annuitization start date, the amount payable, if any, will depend on the annuity payment plan then in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.
Death of the owner: If the owner is the annuitant and dies after the annuitization start date, payments cease for lifetime only payment plans. Payments continue to the owner’s beneficiaries for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If the owner is not the annuitant and dies after the annuitization start date, payments continue to the beneficiaries according to the payment plan in effect.
Death of the annuitant or of a beneficiary receiving payments under an annuity payment plan: If the owner is not the annuitant and the annuitant dies after the annuitization start date, payments cease for lifetime payment plans. Payments continue to the owner for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If a beneficiary elects an annuity payment plan as provided under the payment options provision above and dies after payments begin, payments continue to beneficiaries named by the deceased beneficiary as provided under the change of beneficiary provision for the remainder of any guarantee period. (See “Annuity Payout Plans”)
In any event, amounts remaining payable must be paid at least as rapidly as payments were being made at the time of such death.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of one to five years from either 1) the contract’s maturity date (the latest day on which income payments may begin under the contract) or 2) the date the death benefit is due and payable. If a contract matures or we determine a death benefit is payable, we will use our best efforts to locate you or designated beneficiaries. If we are unable to locate you or a beneficiary, proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown in our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. To avoid escheatment, and ensure an effective process for your beneficiaries, it is important that your personal address and beneficiary designations are up to date, including complete names, date of birth, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to your address or beneficiary designations should be sent to our Service Center.
Escheatment may also be required by law if a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner, creating a presumption of abandonment. If your beneficiary steps forward (with the proper documentation) to claim escheated annuity proceeds, the state is obligated to pay any such proceeds it is holding.
For nonqualified deferred annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner.

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Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Optional Death Benefits
In addition to the Standard Death Benefit, we also offer the following optional death benefits:
•	ROPP Death Benefit;
•	MAV Death Benefit;
•	5- Year MAV Death Benefit; and
•	SecureSource Legacy Benefit .
The optional death benefits listed above must be elected at the time you purchase your contract. Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.
The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.
If you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. The ROPP Death benefit may not be purchased with the SecureSource series rider. Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.
Return of Purchase Payments (ROPP) Death Benefit
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:
1.	the contract value after any rider charges have been deducted, or
2.	the ROPP Value.
For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.
If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
If you are age 75 or younger at contract issue, you may select either the MAV Death Benefit or the 5-Year MAV Death Benefit at the time you purchase your contract. The MAV Death Benefit may not be purchased with the SecureSource series rider. If you are age 76-79 at contract issue, you may select the MAV Death Benefit. The MAV death benefit does not provide any additional benefit before the first contract anniversary and the 5-Year MAV Death Benefit does not provide any additional benefits before the fifth contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value; or
3.	the MAV.

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The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above under “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 80 or older when the contract was continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the MAV on that date, but prior to the reset.
If any owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.
5-Year Maximum Anniversary Value (5-Year MAV) Death Benefit
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value; or
3.	the 5-year MAV.
The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above under “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the 5-Year MAV on that date, but prior to the reset.
If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
SecureSource Legacy Benefit
The SecureSource Legacy benefit is an optional benefit that you can elect only at time of application for an additional charge. The SecureSource Legacy rider is intended to provide additional death benefit guarantees that may increase the death benefit provided under the contract. This rider is available only when purchased in combination with the one of the SecureSource Series riders (Guaranteed Lifetime Withdrawal Benefit (GLWB) riders). Terms used in this rider have the same meaning as in the GLWB riders to which they are attached. If you elect SecureSource Legacy, you may not elect any other death benefit riders.
The SecureSource Legacy provides that if the annuitant dies before the annuitization start date, and while this contract is in force, we will pay the beneficiary the greater of the SecureSource Legacy benefit amount provided by this rider or the death benefit under the terms of the contract. If the owner is the natural person, the owner and the annuitant must be the same at issue. The annuitant cannot be changed. If there is an ownership change resulting in a natural owner that is not the same as the annuitant, the SecureSource Legacy benefit amount will be payable if the annuitant dies. The death benefit under the terms of the base contract will not be payable.
The SecureSource Legacy benefit amount is subject to the maximum amount of $20 million.
Determination of the SecureSource Legacy benefit amount: The SecureSource Legacy benefit amount is determined at the following times:
1.	At rider effective date

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The SecureSource Legacy benefit amount is set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The SecureSource Legacy benefit amount will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
The SecureSource Legacy benefit amount can be adjusted, but it will not be less than zero.
(A)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The SecureSource Legacy benefit amount will be reduced by the greater amount of the withdrawal or the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the SecureSource Legacy benefit amount on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the SecureSource Legacy benefit amount is reduced by the amount of the withdrawal.
(C)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the SecureSource Legacy benefit amount will be reduced by the greater of (1) the amount of the withdrawal or (2) the Remaining Annual Payment plus an amount calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the SecureSource Legacy benefit amount on the date of (but prior to) the withdrawal minus the Remaining Annual Payment
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
4.	At each rider anniversary
The SecureSource Legacy benefit amount will be increased to the contract value (after rider charges are deducted) if the contract value is greater.
Please note that withdrawals you take under the GLWB riders, reduce the SecureSource Legacy benefit amount under this rider. For detailed description of how SecureSource Legacy benefit amount is determined when a withdrawal is taken, see “Determination of the SecureSource Legacy benefit amount – when a withdrawal is taken” above. For detailed description of how withdrawals effect GLWB values, see “Determination of Adjustments of Benefits Values” in the GLWB riders’ description.
Rules for Surrenders (applicable to contracts with applications signed on or after 5/4/2020):
When the Contract Value is reduced to zero, this rider will continue if the SecureSource Legacy benefit amount is greater than zero and the attached GLWB rider does not terminate. The SecureSource Legacy benefit amount is reduced by the amount of each payment paid as defined under the attached GLWB rider, but it will not be less than zero. We will no longer accept additional purchase payments and no more charges will be collected for the rider. At the death of the Covered Person (for the Joint Life rider, both Covered Spouses) we will pay the beneficiary the SecureSource Legacy benefit amount provided by this rider in a lump sum payment.
Rules for Surrenders (applicable to contracts with applications signed prior to 5/4/2020):
For contracts with applications signed before 5/4/2020, when the Contract Value is reduced to zero, this rider will terminate.
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's (for the Joint Life rider, Covered Spouse's) birth date, the SecureSource Legacy benefit amount will be adjusted based on the corrected Current Annual Payment.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the rider terminates.

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Joint Life: If a surviving spouse is a covered spouse as defined under the attached GLWB rider and chooses to continue the contract under the spousal continuation provision, the following provisions apply:
•	This rider continues as part of the contract.
•	At the time of spousal continuation, the SecureSource Legacy benefit amount may be increased. On the valuation date spousal continuation is effective, the SecureSource Legacy benefit amount will be increased to the contract value (after any rider fees have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid) if the contract value is greater. The death benefit that would otherwise have been paid will not include the SecureSource Legacy benefit amount.
•	The SecureSource Legacy benefit amount is available for payment at the death of the surviving covered spouse.
Annuity Provisions (applicable to contracts with applications signed on or after 5/4/ 2020):
If you choose to receive the Current Annual Payment on the annuitization start date, the SecureSource Legacy benefit amount is reduced by the amount of each payment paid as defined under the attached GLWB rider, but it will not be less than zero. No more charges will be collected for the rider. At the death of the Covered Person (for the Joint Life rider, both Covered Spouses) we will pay the beneficiary the SecureSource Legacy benefit amount provided by this rider in a lump sum payment.
Annuity Provisions (applicable to contracts with applications signed prior to 5/4/2020):
For contracts with applications signed before 5/4/2020, on the annuitization start date, this rider will terminate.
You should consider whether the SecureSource Legacy benefit rider is appropriate for you because:
•	Investment Allocation Restrictions: This rider requires 100% allocation of purchase payments and your contract value to approved investment options. (See “Investment Allocation Restrictions for Certain Benefit Riders” and “Appendix B: Funds Available Under the Optional Benefits Offered Under the Contract – Investment Allocation Restrictions for the SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, SecureSource 4 Plus NY benefit riders and Investment Allocation Restrictions for the SecureSource Tempo NY Rider”).This means that you will not be able to allocate contract value to all of the subaccounts that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders”). We reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”). We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. Any substitution of funds may be subject to the SEC or state insurance departments approval. (See “Substitution of Investments”).
•	Limitation on Transfers: Because this rider requires 100% allocation to approved investment options, transfer privileges granted under the contract are suspended other than: (1) transfers among the available investment options as described in the investment options and limits provision, provided such transfers are not determined to disadvantage other contract owners (See Making the Most of Your Contract – Transferring Among Accounts - Market Timing”) or (2) transfers as otherwise agreed to by us.
Termination of the Rider
(for contract applications signed on or after 5/4/2020)
The rider cannot be terminated either by you or us except as follows:
1.	Single Life: After the death benefit is payable, the rider will terminate.
2.	Joint Life: After the death benefit is payable, unless the Covered Spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
3.	On the annuitization start date, if you choose a payout option available under the contract, the rider will terminate.
4.	In relation to certain increases to the annual rider fee as described in the SecureSource Legacy Benefit Rider Charge provision, your written request will terminate the rider.
5.	Reduction of the SecureSource Legacy benefit amount to zero will terminate the rider.
6.	Termination of the SecureSource series rider for any reason will also terminate the SecureSource Legacy benefit rider.
7.	Termination of the contract for any reason will terminate the rider.
Termination of the Rider
(for contract applications signed prior to 5/4/2020)
The rider cannot be terminated either by you or us except as follows:
1.	Single Life: After the death benefit is payable, the rider will terminate.

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2.	Joint Life: After the death benefit is payable, unless the Covered Spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
3.	On the annuitization start date the rider will terminate.
4.	In relation to certain increases to the annual rider fee as described in the SecureSource Legacy Benefit Rider Charge provision, your written request will terminate the rider.
5.	Reduction of the contract value to zero will terminate the rider.
6.	Termination of the SecureSource series rider for any reason will also terminate the SecureSource Legacy benefit rider.
7.	Termination of the contract for any reason will terminate the rider.
Upon termination of this rider, any additional death benefit provided by the rider will not be payable upon the annuitant’s death. Upon termination, this rider may not be reinstated.
For an example, please see Appendix E.
Optional Living Benefits
SecureSource Series Rider Terms
The following key terms are associated with the following SecureSource Series of riders:
Key Terms
Age Bands: are the age ranges shown in your contract data. For SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY, each Age Band is associated with two components of your Lifetime Payment Percentage, a Minimum Lifetime Payment Percentage and a potential Income Bonus Percentage. In addition to your age, other factors determine when you move to a higher Age Band. The Age Bands are shown in the Rate Sheet Prospectus Supplement.
Annual Credit: an amount that can be added to the Benefit Base on rider anniversaries during a Credit Period, subject to limitations. Investment performance and Excess Withdrawals may reduce or eliminate the benefit of any Annual Credits. Annual Credits increase the Current Annual Payment but may result in higher rider charges that may exceed the benefit from the Annual Credits. Annual Credit is not applicable to the SecureSource Tempo NY rider.
The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
Annual Step-Up: an increase in the Benefit Base that is available on each rider anniversary if your contract value increases above guaranteed amounts, subject to certain conditions. If the Benefit Base increases due to an Annual Step-Up, a Credit Period will restart and if your current age (Joint Life: the younger Covered Spouse age) is now in a higher Age Band, the minimum Lifetime Payment Percentage will increase.
Benefit Base: used to determine the Current Annual Payment and the annual rider charge. The Benefit Base is separate from your contract value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Credit Base: used to determine the Annual Credit. The Credit Base cannot be withdrawn or annuitized and is not payable as a death benefit. Credit Base is not applicable to the SecureSource Tempo NY rider.
Credit Period: starts on the rider effective date. Subject to limitations, the Credit Period will restart on a rider anniversary whenever there is an increase of the Benefit Base due to an Annual Step-Up or (2) Joint Life only: on the following rider anniversary in the event of a step-up of the Benefit Base under the spousal continuation provision. The Credit Period is shown in the Rate Sheet Prospectus Supplement.
Current Annual Payment: the benefit amount available for withdrawal each contract year after the Covered Person (Joint Life: the younger covered spouse) has reached the youngest age in the first Age Band. For the SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY riders, the amount guaranteed by the rider. Current Annual Payment can vary each contract year and is equal to the minimum annual lifetime payment plus an Income Bonus.
Excess Withdrawal: any withdrawal taken before the Current Annual Payment, or that is greater than the Remaining Annual Payment. Any excess withdrawal request will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
Excess Withdrawal Processing: reduces benefits under the rider if an Excess Withdrawal is processed.
Income Bonus: for SecureSource 4 NY, SecureSource 4 Plus NY, SecureSource 5 NY, SecureSource 5 Plus NY and SecureSource Tempo NY, a potential increase to the Current Annual Payment. It is calculated by multiplying the Benefit Base by the Income Bonus Percentage.

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Income Bonus Percentage: for SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY the Income Bonus Percentage may be added to the Minimum Lifetime Payment Percentage as described in the “Lifetime Payment Percentage” provision below. The Income Bonus Percentage is not available under SecureSource Core 2 NY SecureSource Core NY and SecureSource Core Plus NY. The Income Bonus Percentage and Minimum Lifetime Payment Percentages are shown in the Rate Sheet Prospectus Supplement.
Lifetime Payment Percentage: used to calculate your Current Annual Payment. For SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY, it is the Minimum Lifetime Payment Percentage plus the Income Bonus Percentage, when eligible. The percentage used can vary as described in the Lifetime Payment Percentage provision below. The Lifetime Payment Percentages and Minimum Lifetime Payment Percentages, as applicable to each rider, are shown in the Rate Sheet Prospectus Supplement.
Minimum Annual Lifetime Payment: for SecureSource 4 NY, SecureSource 4 Plus NY, SecureSource 5 NY, SecureSource 5 Plus NY and SecureSource Tempo NY, the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage.
Remaining Annual Payment: after the Current Annual Payment is established, the Remaining Annual Payment is the amount that can be withdrawn during the remainder of the current contract year.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.
Withdrawal Adjustment Base: for SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY, one of the components used to determine whether or not the Income Bonus will be included with the Lifetime Payment Percentage. The Withdrawal Adjustment Base cannot be withdrawn or annuitized and is not payable as a death benefit.
The following key terms only apply to SecureSource Core Plus NY:
Base Doubler: is 200% of purchase payments received before the first contract anniversary plus 100% of any premiums received after that. It is used one-time to increase your Benefit Base if you do not take any withdrawals or decline a fee increase before the Base Doubler Date (unless the Benefit Base is already higher due to annual credits and annual step ups). The Base Doubler cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Base Doubler Date (for contracts with applications signed before 5/1/2020): at issue, it is the later of: (1) the 12th rider anniversary; or (2) the rider anniversary on or following the Covered Person (Joint Life: the younger Covered Spouse) reaching the Base Doubler age shown in the Rate Sheet Prospectus Supplement.
Base Doubler Date (for contracts with applications signed on/after 5/1/2020): at issue, it is the later of: (1) the rider anniversary equal to the Base Doubler duration; or (2) the rider anniversary on or following the Covered Person (Joint Life:the younger Covered Spouse) reaching the Base Doubler age, both shown in the Rate Sheet Prospectus Supplement.
The following key terms only apply to SecureSource Tempo NY:
Contract Returns Used for Credit: Any positive returns in a contract year that are used to determine the Returns-linked Credit.
Credit Carryover: An amount that can be used on the Rider Anniversary to increase the Returns-linked Credit.
Maximum Carryover: The maximum amount for the Credit Carryover. The Maximum Carryover percentage (shown on the Rate Sheet Prospectus Supplement) is used to calculate the Maximum Carryover.
Maximum Credit: The maximum amount for the Returns-linked Credit. The Maximum Credit percentage (shown on the Rate Sheet Prospectus Supplement) is used to calculate the Maximum Credit.
Returns-linked Credit: is an amount that can be added to the Benefit Base on Rider Anniversaries during a Credit Period, subject to limitations. Excess Withdrawals may reduce or eliminate the benefit of any Returns-linked Credits. Returns-linked Credits increase the Current Annual Payment but may result in higher rider charges that may exceed the benefit from the Returns-linked Credits.
Returns-linked Credit Base: used to determine the Maximum Credit and the Maximum Carryover. The Returns-linked Credit Base cannot be withdrawn or annuitized and is not payable as a death benefit.
SecureSource Tempo NY Rider
(Available for contract applications signed on or after 5/3/2021)

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The SecureSource Tempo NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers a Returns-linked Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Tempo NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Tempo NY rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Tempo NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus Percentage is included in the Lifetime Payment Percentage is determined when the first withdrawal is taken and is fixed for the remainder of that contract year (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the ride r(see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if a Returns-linked Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Current Annual Payment is established.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource Tempo NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Tempo NY riders available under your contract:
•	SecureSource Tempo NY – Single Life
•	SecureSource Tempo NY – Joint Life
The information in this section applies to both SecureSource Tempo NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource Tempo NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource Tempo NY — Single Life rider.

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The SecureSource Tempo NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Tempo NY — Single Life rider or the SecureSource Tempo NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Tempo NY rider is an optional benefit that you may select for an additional annual charge. The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource Tempo NY riders are not available under an inherited qualified annuity.
The SecureSource Tempo NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•	If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource Tempo NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period, Maximum Credit percentages, Maximum Carryover percentage and Credit Multiplier applicable to your contract are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage”, “Returns-linked Credit”, “Credit Carryover” below.) We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Prospectus Supplements will be reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Lifetime Payment, and the duration of the Current Annual Payments (see “Current Annual Payment)” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for the remainder of that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime

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Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period

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After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource Tempo NY Rider”.
However, at the earliest of (1) or (2) below, the Income Bonus Percentage is no longer available and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)	when your contract value reduces to zero, or
(2)	on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Benefit Base, Returns-linked Credit Base and Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
The Credit Carryover is zero.
The Maximum Credit equals the Returns-linked Credit Base multiplied by the Maximum Credit Percentage.
The Maximum Carryover equals the Returns-linked Credit Base multiplied by the Maximum Carryover Percentage.
2.	When an additional purchase payment is made
The Benefit Base and Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
The Credit Carryover does not change.
If the purchase payment is received within 180 days after the contract date:
•	the Returns-linked Credit Base will be increased by the amount of the additional purchase payment; and
•	the Maximum Credit is recalculated to the Returns-linked Credit Base multiplied by the Maximum Credit Percentage; and
•	the Maximum Carryover is recalculated to the Returns-linked Credit Base multiplied by the Maximum Carryover Percentage.
Purchase payments after 180 days do not increase the Maximum Credit or Maximum Carryover until the contract year after the purchase payment was received.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
A Returns-linked Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Carryover can be adjusted, but they will not be less than zero.
(A)	The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Carryover will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Benefit Base or Credit Carryover (as applicable) for the Withdrawal Adjustment Base.
(C)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Carryover do not change.

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(D)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Carryover will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Carryover (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how your benefit values are calculated on rider anniversaries. The Benefit Base, Returns-linked Credit Base and Withdrawal Adjustment Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each.
1. Returns-linked Credit for the Benefit Base: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Returns-linked Credits may be available. The Maximum Credit percentage and Maximum Credit Carryover percentage are shown in the Rate Sheet Prospectus Supplement.
The Returns-linked Credit equals the lesser of the Maximum Credit or the following:
(a × b) + c	where:

a	=	Contract Returns Used for Credit
b	=	Credit Multiplier
c	=	Credit Carryover
The Benefit Base will be increased by the Returns-linked Credit on the Rider Anniversary.
•	Contract Returns Used for Credit:
-	On the first Rider Anniversary
The Contract Returns Used for Credit equals the Contract Value on the first Rider Anniversary (after rider charges have been deducted) less the purchase payments received during the first contract year, but it will not be less than zero.
-	On Any Other Rider Anniversary During a Credit Period
The Contract Returns Used for Credit equals the Contract Value on the Rider Anniversary (after rider charges have been deducted) less the Contract Value on the prior Rider Anniversary (after rider charges have been deducted) less any purchase payments received in that contract year, but it will not be less than zero.
-	The Contract Value used to determine the Contract Returns Used for Credit is the value on the anniversary after all charges have been deducted. Your ability to earn Returns-linked Credits can be limited by declining or volatile equity market performance, withdrawals and charges.
-	If the Covered Spouse continued the contract under the spousal continuation provision in the prior contract year, the Contract Returns Used for Credit is reduced by any increases to the Contract Value due to the death benefit that would otherwise have been paid.
After the end of the Credit Period there will be no additional Returns-linked Credits unless the Credit Period restarts due to an Annual Step-Up of the Benefit Base.
When the Credit Period ends the Returns-linked Credit Base, Credit Carryover, Maximum Carryover and Maximum Credit will be set to zero on the last Rider Anniversary of a Credit Period.
The Returns-linked Credit Base, Credit Carryover, Maximum Credit and Maximum Carryover will be permanently set to zero on the later of: (A) the rider anniversary on or after the oldest owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
2. Annual Step-Up for the Benefit Base
Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base (after any Returns-linked Credit is added). If an Annual Step-Up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base will be increased to the contract value,
•	The Credit Period will restart.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.

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3. Credit Carryover on Rider Anniversaries
If You did not take any Withdrawals during the prior contract year, the Credit Carryover is recalculated on the Rider Anniversary after any Returns-linked Credit and any Annual Step-Up has been applied to the Benefit Base. It equals the following (up to the Maximum Carryover, as shown in the Rate Sheet Prospectus Supplement):
(a × b) + c - d	where:

a	=	Contract Returns Used for Credit
b	=	Credit Multiplier
c	=	Credit Carryover
d	=	any Returns-linked Credit that was applied on this Rider Anniversary
If a Withdrawal has been taken during the prior contract year, the Credit Carryover is not recalculated.
4. Returns-linked Credit Base, Maximum Credit and Maximum Carryover on Rider Anniversaries
The following values are reset on each Rider Anniversary after any Returns-linked Credit and any Annual Step-Up has been applied to the Benefit Base.
The Returns-linked Credit Base is reset to the Contract Value (after rider charges are deducted) on the Rider Anniversary.
The Maximum Credit is recalculated and equals the Returns-linked Credit Base multiplied by the Maximum Credit Percentage.
The Maximum Carryover is recalculated and equals the greater of 1) Returns-linked Credit Base multiplied by the Maximum Carryover Percentage or 2) the Credit Carryover.
5. The Withdrawal Adjustment Base on Rider Anniversaries
If You did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base will be increased to the Contract Value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Tempo NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Tempo NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Star t Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.

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If your contract value is reduced to zero, the Returns-linked Credit Base and Credit Carryover, if greater than zero, will be permanently reset to zero, and there will be no additional Returns-linked Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner will receive the Benefit Base multiplied by the Minimum Lifetime Payment Percentage paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is less than or equal to the Remaining Annual Payment, (including RMDs that are not subject to Excess Withdrawal Processing as described above), the Current Annual Payment will be available for the remainder of this contract year and then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person.
In all cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Tempo NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Tempo NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right

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to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Tempo NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Tempo NY riders charge”).
•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource Core 2 NY Rider
(Available for contract applications signed on or after 5/3/2021 but prior to 1/1/2022)
The SecureSource Core 2 NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Core 2 NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core 2 NY rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Core 2 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” below).

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As long as your total withdrawals during the contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Current Annual Payment is established.
For important considerations on whether a SecureSource Core 2 NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Core 2 NY riders available under your contract:
•	SecureSource Core 2 NY – Single Life
•	SecureSource Core 2 NY – Joint Life
The information in this section applies to both SecureSource Core 2 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders.
The SecureSource Core 2 NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource Core 2 NY — Single Life rider.
The SecureSource Core 2 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core 2 NY — Single Life rider or the SecureSource Core 2 NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Core 2 NY rider is an optional benefit that you may select for an additional annual charge.
The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource Core 2 NY riders are not available under an inherited qualified annuity.
The SecureSource Core 2 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•	If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource Core 2 NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Lifetime Payment percentages, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Supplements are reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).

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current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Payment, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (i.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Lifetime Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment. The Lifetime Payment Percentage and Age Band are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime

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Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Credit Base and Benefit Base are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The Benefit Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Credit Base or Benefit Base (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(C)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and Credit Period are shown in the Rate Sheet Prospectus Supplement.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.

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•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, Benefit Base, Credit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core 2 NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core 2 NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established and that amount will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).

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•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The Current Annual Payment is fixed for as long as payments are made.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by Us will be made up promptly with an interest credit of 6% per annum. We reserve the right to recover from You or Your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by Us will be subtracted, together with an interest credit of 6% per annum.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the Owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Core 2 NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Core 2 NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment each contract year until the death of the Covered Person (Joint Life:both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.

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Rider Termination
The SecureSource Core 2 NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Core 2 NY riders charge”).
•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 5 NY Rider
(Available for contract applications signed on or after 5/3/2021 but prior to 1/1/2022)
The SecureSource 5 NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 5 NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 5 NY rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource 5 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the withdrawal adjustment base. On the day of your first withdrawal each contract year we determine if the Income Bonus Percentage is available for that contract year (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.

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Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Current Annual Payment is established.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 5 NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 5 NY riders available under your contract:
•	SecureSource 5 NY – Single Life
•	SecureSource 5 NY – Joint Life
The information in this section applies to both SecureSource 5 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 5 NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource 5 NY — Single Life rider.
The SecureSource 5 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 5 NY — Single Life rider or the SecureSource 5 NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 5 NY rider is an optional benefit that you may select for an additional annual charge. The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource 5 NY riders are not available under an inherited qualified annuity.
The SecureSource 5 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•	If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 5 NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Supplements will be reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Lifetime Payment, and the duration of the Current Annual Payments (see “Current Annual Payment)” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.

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Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-ups” below).

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•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource 5 NY Rider”.
However, at the earliest of (1) or (2) below, the Income Bonus Percentage is no longer available, and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)	when your contract value reduces to zero, or
(2)	on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The Benefit Base, Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)	The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.

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(C)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(D)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•	Single Life: The Benefit Base and Withdrawal Adjustment Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentages, as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit period duration, as shown in the Rate Sheet Supplement.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•	The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;

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•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 5 NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 5 NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Stat Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner will receive the Benefit Base multiplied by the Minimum Lifetime Payment Percentage paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is less than or equal to the Remaining Annual Payment, (including RMDs that are not subject to Excess Withdrawal Processing as described above), the Current Annual Payment will be available for the remainder of this contract year and then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person.
In all cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.

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At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 5 NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 5 NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 5 NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 5 NY riders charge”).
•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 5 Plus NY Rider
(Available for contract applications signed on or after 5/3/2021 but prior to 1/1/2022)

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The SecureSource 5 Plus NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 5 Plus NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 5 Plus NY rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
•	The SecureSource 5 Plus NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the Withdrawal Adjustment Base. On the day of your first withdrawal each contract year, we determine if the Income Bonus is available for that contract year (see “Lifetime Payment Percentage” below).
•	As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 5 Plus NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 5 Plus NY riders available under your contract:
•	SecureSource 5 Plus NY – Single Life
•	SecureSource 5 Plus NY – Joint Life
The information in this section applies to both SecureSource 5 Plus NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 5 Plus NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource 5 Plus NY — Single Life rider.

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The SecureSource 5 Plus NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 5 Plus NY — Single Life rider or the SecureSource 5 Plus NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 5 Plus NY rider is an optional benefit that you may select for an additional annual charge. The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us
The SecureSource 5 Plus NY riders are not available under an inherited qualified annuity.
The SecureSource 5 Plus NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 5 Plus NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Prospectus Supplements will be reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Payment, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses’ lives are used to determine when the Current Annual Payment is established, and the duration of the Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for the remainder of that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.

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Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint Life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix D: Example – Optional Living Benefits – SecureSource 5 Plus NY Rider”.

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However, at the earliest of (1) or (2) below, the Income Bonus Percentage is no longer available, and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)	when the contract value reduces to zero, or
(2)	on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The Benefit Base and Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)	The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows. The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(D)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•	Single Life: The Benefit Base and Withdrawal Adjustment Base will be increased by the Annual Credit.

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•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Withdrawal Adjustment Base and Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•	The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base (after any Annual Credit is added) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 5 Plus NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 5 Plus NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Stat Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in

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that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and that amount then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person (Joint Life: both Covered Spouses).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), the Current Annual Payment will be available for the remainder of this contract year and then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person.
In all cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.

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Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 5 Plus NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 5 Plus NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 5 Plus NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 5 Plus NY rider charge”).
•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource Core NY Rider
(Available for contract applications signed prior to 5/3/2021)
The SecureSource Core NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit or certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Core NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core NY rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or

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•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Core NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Current Annual Payment is established.
For important considerations on whether a SecureSource Core NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Core NY riders available under your contract:
•	SecureSource Core NY – Single Life
•	SecureSource Core NY – Joint Life
The information in this section applies to both SecureSource Core NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders.
The SecureSource Core NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource Core NY — Single Life rider.
The SecureSource Core NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core NY — Single Life rider or the SecureSource Core NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Core NY rider is an optional benefit that you may select for an additional annual charge.
The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource Core NY riders are not available under an inherited qualified annuity.
The SecureSource Core NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•	If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource Core NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Lifetime Payment percentages, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At

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least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Prospectus Supplements are reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Payment, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (i.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Lifetime Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment. The Lifetime Payment Percentage and Age Band are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider

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fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Credit Base and Benefit Base are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The Benefit Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Credit Base or Benefit Base (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(C)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and Credit Period are shown in the Rate Sheet Prospectus Supplement.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•	Single Life: The Benefit Base will be increased by the Annual Credit.

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•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, Benefit Base, Credit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

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Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established and that amount will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The Current Annual Payment is fixed for as long as payments are made.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by Us will be made up promptly with an interest credit of 6% per annum. We reserve the right to recover from You or Your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by Us will be subtracted, together with an interest credit of 6% per annum.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the Owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Core NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Core NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment each contract year until the death of the Covered Person (Joint Life:both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is

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less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Core NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Core NY riders charge”).
•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource Core Plus NY Rider
(Not available for contract applications signed on or after 3/30/2020)
The SecureSource Core Plus NY rider is an optional benefit that you can elect at time of application for an additional charge. It rider may not be purchased with any other living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment. This rider also provides a guaranteed benefit base amount, provided no withdrawals are taken and the rider does not terminate before a specified date (see Base Doubler below).
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Core Plus NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core Plus NY rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Core Plus NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” below).

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As long as your total withdrawals during the contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available, a Base Doubler is applied, or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year.
For important considerations on whether a SecureSource Core Plus NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Core Plus NY riders available under your contract:
•	SecureSource Core Plus NY – Single Life
•	SecureSource Core Plus NY – Joint Life
The information in this section applies to both SecureSource Core Plus NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource Core Plus NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource Core Plus NY — Single Life rider.
The SecureSource Core Plus NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core Plus NY — Single Life rider or the SecureSource Core Plus NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Core Plus NY rider is an optional benefit that you may select for an additional annual charge.
The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource Core Plus NY riders are not available under an inherited qualified annuity.
The SecureSource Core Plus NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource Core Plus NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider fees and the current rates for the Lifetime Payment percentages, Credit Period, Annual Credit percentages and Base Doubler age, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Annual Credits” and “Base Doubler” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Supplement for the next effective period we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Supplement are reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).

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current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Payment, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant. After death or dissolution of marriage that leaves only one of the spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment benefit amount equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint Life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment

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Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Joint Life:Base Doubler Date (for contracts with applications signed before 5/1/2020): If the Base Doubler is greater than zero, the Base Doubler Date may be reset in the event of: (1) dissolution of marriage; or (2) a Covered Spouse’s death when the death benefit is not payable. On the date we receive written notification of these events, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age shown in the Rate Sheet Prospectus Supplement; (2) the 12th rider anniversary; or (3) the next rider anniversary.
Base Doubler Date (for contracts with applications signed on/after 5/1/2020): If the Base Doubler is greater than zero, the Base Doubler Date may be reset in the event of: (1) dissolution of marriage; or (2) a Covered Spouse’s death when the death benefit is not payable. On the date we receive written notification of these events, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age; (2) the rider anniversary equal to the Base Doubler duration (both as shown in the Rate Sheet Prospectus Supplement); or (3) the next rider anniversary.
The Base Doubler Date may also be reset if there is a spousal continuation. See the Spouse’s Option to continue contract provision.
For contracts with applications signed before 5/1/2020: In the event of remarriage of the Covered Spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the 12th rider anniversary; or the rider anniversary on or following the younger Covered Spouse reaching the Base Double age shown in the Rate Sheet Prospectus Supplement.
For contracts with applications signed on/after 5/1/2020: In the event of remarriage of the Covered Spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the rider anniversary equal to the Base Doubler duration, or the rider anniversary on or following the younger Covered Spouse reaching the Base Double age (both shown in the Rate Sheet Prospectus Supplement).
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Credit Base and Benefit Base are set equal to the initial purchase payment.
The Base Doubler is set equal to the initial purchase payment multiplied by the applicable Base Doubler Percentage, as shown in the table below.
Purchase Payments	Base Doubler Percentage
Payments received before the first rider anniversary	200%
Payments received thereafter	100%
2.	When an additional purchase payment is made
The Benefit Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
If the Base Doubler is greater than zero, the Base Doubler will be increased by the amount of each additional purchase payment multiplied by the applicable Base Doubler Percentage as shown in the table above.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
If a withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero.
The Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)If the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not

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change.
(B) If the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the
Benefit Base and Credit Base will be reduced by an amount as calculated below:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shownin the Rate Sheet Prospectus Supplement.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
The Benefit Base will be set to the greater of:
(i)	the current Benefit Base, or
(ii)	the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentages, as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•	Base Doubler: If you did not take any withdrawals since the rider effective date and you did not decline an increase to the Annual Rider Fee on the Base Doubler Date, the Benefit Base (after any Annual Credit is added) will be increased to the Base Doubler if greater. The Base Doubler will be permanently set to zero on the Base Doubler Date (after any adjustment to the Benefit Base). It is important to remember that the 200 % Base Doubler percentage only applies to purchase payments received in the first year. After the first year, 100% of purchase payments will be added to the Base Doubler rather than 200%.
The Base Doubler Date may also be reset if there is a spousal continuation. See the Spouse’s Option to continue contract provision. In the event of remarriage of the Covered Spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement or the rider anniversary on or following the 70th birthday of the younger Covered Spouse.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, the Benefit Base, Credit base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added or Base Doubler is applied) will be increased to the contract value.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.

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•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. Any withdrawals (including RMDs) before the Base Doubler Date will permanently set the Base Doubler to zero. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core Plus NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core Plus NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary.
The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
For contracts with applications signed before 5/1/2020: If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age shown in the Rate Sheet Prospectus Supplement; (2) the 12th rider anniversary; or (3) the next rider anniversary.
For contracts with applications signed on/after 5/1/2020: If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age; (2) the rider anniversary equal to the Credit Period Base Doubler duration, (both as shown in the Rate Sheet Prospectus Supplement); or (3) the next rider anniversary.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base and Base Doubler, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits and no Base Doubler will be applied. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established and that amount will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).

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In either case above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The Current Annual Payment is fixed for as long as payments are made.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by Us will be made up promptly with an interest credit of 6% per annum. We reserve the right to recover from You or Your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by Us will be subtracted, together with an interest credit of 6% per annum.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the Owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available or if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”) , you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Core Plus NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Core Plus NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Core Plus NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Single Life: after the death of the Covered Person, the rider will terminate.

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•	Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Core Plus NY rider charge”).
•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 4 NY Rider
(Available for contract applications signed prior to 5/3/2021)
The SecureSource 4 NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 4 NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 NY rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource 4 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the withdrawal adjustment base. On the day of your first withdrawal each contract year, we determine if the Income Bonus is available for that contract year (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Current Annual Payment is established.

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Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 4 NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 NY riders available under your contract:
•	SecureSource 4 NY – Single Life
•	SecureSource 4 NY – Joint Life
The information in this section applies to both SecureSource 4 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 4 NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource 4 NY — Single Life rider.
The SecureSource 4 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 NY — Single Life rider or the SecureSource 4 NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 4 NY rider is an optional benefit that you may select for an additional annual charge. The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource 4 NY riders are not available under an inherited qualified annuity.
The SecureSource 4 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•	If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 4 NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Supplements will be reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Lifetime Payment, and the duration of the Current Annual Payments (see “Current Annual Payment)” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established,

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and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for the remainder of that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age

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in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource 4 NY Rider”.
However, at the earliest of (1) or (2) below, the Income Bonus Percentage is no longer available and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)	when your contract value reduces to zero, or
(2)	on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The Benefit Base, Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)	The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.

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(D)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•	Single Life: The Benefit Base and Withdrawal Adjustment Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentages, as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Withdrawal Adjustment Base will be set as follows:
(A)	if no withdrawals have been taken, the Withdrawal Adjustment Base will be set to the Benefit Base determined above, or
(B)	if any withdrawals have been taken, the Withdrawal Adjustment Base will be set to the amount as calculated below:

a × b	where:
c

a	=	the Withdrawal Adjustment Base on the rider anniversary (but prior to rider anniversary processing)
b	=	the Benefit Base determined above
c	=	the Benefit Base on the rider anniversary (but prior to rider anniversary processing)
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Withdrawal Adjustment Base and Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit period duration, as shown in the Rate Sheet Supplement.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment

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Percentage, regardless of any prior withdrawals and even if there is no Annual Step-Up of the Benefit Base due to the maximum Benefit Base limitation. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•	The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base (after any Annual Credit is added) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner will receive the Benefit Base multiplied by the Minimum Lifetime Payment Percentage paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is less than or equal to the Remaining Annual Payment, (including RMDs that are not subject to Excess Withdrawal Processing as described above), the Current Annual Payment will be available for the remainder of this contract year and then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person.
In all cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.

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•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 4 NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 4 NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 4 NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 NY riders charge”).

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•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 4 Plus NY Rider
(Available for contract applications signed prior to 5/3/2021)
The SecureSource 4 Plus NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 4 Plus NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 Plus NY rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
•	The SecureSource 4 Plus NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the Withdrawal Adjustment Base. On the day of your first withdrawal each contract year, we determine if the Income Bonus is available for that contract year (see “Lifetime Payment Percentage” below).
•	As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 4 Plus NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 Plus NY riders available under your contract:
•	SecureSource 4 Plus NY – Single Life
•	SecureSource 4 Plus NY – Joint Life

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The information in this section applies to both SecureSource 4 Plus NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 4 Plus NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource 4 Plus NY — Single Life rider.
The SecureSource 4 Plus NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 Plus NY — Single Life rider or the SecureSource 4 Plus NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 4 Plus NY rider is an optional benefit that you may select for an additional annual charge. The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us
The SecureSource 4 Plus NY riders are not available under an inherited qualified annuity.
The SecureSource 4 Plus NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 4 Plus NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below.). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Supplement for the next effective period, we will file a new Rate Sheet Supplement. All historical Rate Sheet Prospectus Supplements will be reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Payment, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses’ lives are used to determine when the Current Annual Payment is established, and the duration of the Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for the remainder of that contract year.

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The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint Life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).

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The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource 4 Plus NY Rider”.
However, at the earliest of (1) or (2) below, the Income Bonus Percentage is no longer available, and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)	when the contract value reduces to zero, or
(2)	on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The Benefit Base and Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)	The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows. The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(D)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.

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Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•	Single Life: The Benefit Base and Withdrawal Adjustment Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Withdrawal Adjustment Base will be set as follows:
(A)	if no withdrawals have been taken, the Withdrawal Adjustment Base will be set to the Benefit Base determined above, or
(B)	if any withdrawals have been taken, the Withdrawal Adjustment Base will be set to the amount as calculated below:

a × b	where:
c

a	=	the Withdrawal Adjustment Base on the rider anniversary (but prior to rider anniversary processing)
b	=	the Benefit Base determined above
c	=	the Benefit Base on the rider anniversary (but prior to rider anniversary processing)
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Withdrawal Adjustment Base and Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to Benefit Base due to an Annual Step-Up or (2) the Benefit Base is at the maximum of $20 million, so there was no Annual Step-Up of the Benefit Base, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•	The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base (after any Annual Credit is added) will be increased to the contract value, if greater.

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Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 Plus NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 Plus NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and that amount then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person (Joint Life: both Covered Spouses).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), the Current Annual Payment will be available for the remainder of this contract year and then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person.
In all cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any

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underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 4 Plus NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 4 Plus NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 4 Plus NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 Plus NY rider charge”).

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•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
Important SecureSource Series Rider Considerations
You should consider whether a SecureSource series rider is appropriate for you taking into account the following considerations:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.
•	Lifetime benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:
Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the lifetime benefit terminates when the death benefit is payable.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading above).
•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider, because the timing of your first withdrawal is an important decision. Once you take your first withdrawal, your initial Minimum Lifetime Payment Percentage or Lifetime Payment Percentage will be determined. If a withdrawal is taken during the Credit Period, no credit will be available on the next contract anniversary. For SecureSource Core Plus NY, if the withdrawal is taken before the Base Doubler Date the Base Doubler is permanently set to zero. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the Current Annual Payment is established (Excess Withdrawal), the guaranteed amounts under the rider will be reduced (See “Determination of Adjustments of Benefit Values” under each rider).
•	Investment Allocation Restrictions: You must invest in approved investment options which vary by rider. For SecureSource Tempo NY, the approved investment options are divided into groups and have specified minimum or maximum percentages of contract value that must be in each group and a maximum percentage that can be allocated to each fund. Although the funds’ investment strategies may help mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb your contract value gains during periods of positive performance by the equity markets. Additionally, investment in the funds may decrease the number and amount of any benefit base increase opportunities. (See “Principal Risks of Investing in the Contracts – Managed Volatility Fund Risk”) This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders” and “Appendix B: Funds Available Under the Optional Benefits Offered Under the Contract”) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the SecureSource series rider. We reserve the right to add, remove, combine or substitute approved investment options in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion. We also reserve the right to add, remove or modify allocation plans and requirements in our sole discretion. Any change will apply to current allocations, future purchase payments, and transfers. Any substitution of funds may be subject to the SEC or state insurance departments approval (see “Substitution of Investments”).
•	Income Guide Program Restriction: Income Guide program is not available to contracts with the SecureSource series rider.
•	Non-Cancelable: Once elected, the SecureSource series rider may not be cancelled (except as provided under “Rider Termination” heading above) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource series — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource series — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The other covered spouse will no longer be eligible for benefits under the rider. The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” above).
•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon

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the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.
You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource series — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable. If the spousal continuation option is not available when the death benefit is payable, the rider will terminate. The surviving covered spouse will no longer be eligible for benefits under the rider.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments (subject to state restrictions), which may limit your ability to make additional purchase payments to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract —Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the Remaining Annual Payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the Remaining Annual Payment is subject to the Excess Withdrawal Processing as described above.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). While the rider permits certain Excess Withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider.
Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on Tax-Sheltered Annuities (TSAs): Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). Therefore, a SecureSource series rider may be of limited value to you.
Accumulation Protector Benefit Rider
(Available for contract applications signed prior to 3/30/2020)
The Accumulation Protector Benefit rider is an optional benefit that you may select at contract issue for an additional charge. The Accumulation Protector Benefit rider specifies a Waiting Period that ends on the Benefit Date. The Waiting Period is 10 years. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the Benefit Date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that Benefit Date. On the Benefit Date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.
If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the Waiting Period and before the Benefit Date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the Benefit Date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.
The Accumulation Protector Benefit rider is only available to those age 80 or younger at contract issue. If elected, the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the

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Accumulation Protector Benefit rider will be assessed annually during the Waiting Period. The rider ends when the Waiting Period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the Waiting Period, you have the following options:
•	Continue your contract;
•	Take partial surrenders or make a full surrender; or
•	Annuitize your contract.
The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Legacy benefit or SecureSource series riders.
You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:
•	You must invest in approved investment options. Current approved investment options are Portfolio Stabilizer funds. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders” section below and for the list of available funds, see Appendix B: Funds Available Under the Optional Benefits Offered Under the contract – Investment Allocation Restrictions for the Accumulation Protector Benefit Rider ) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the Accumulation Protector Benefit rider. In addition, the Income Guide program will not be available to you (See “Making the Most of Your Contract — The Income Guide Program). We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion in the future. Any substitution of funds may be subject to the SEC or state insurance departments approval (see “Substitution of Investments”);
•	You may not make additional purchase payments to your contract during the Waiting Period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply. (see “Additional Purchase Payments with Elective Step-Up” below) Also, additional purchase payments are limited to $100,000, however, this restriction is currently being waived until further notice;
•	If you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;
•	If you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the Waiting Period under the rider, in order to receive the benefit, if any, provided by the rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;
•	The 10 year Waiting Period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and
•	The 10 year Waiting Period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase (see “Waiting Period” below).
Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.
Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:
Benefit Date: This is the first valuation date immediately following the expiration of the Waiting Period.
Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the Benefit Date if the contract value is less than the MCAV on the Benefit Date.
Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received. It is reduced by any adjustments for partial surrenders made during the Waiting Period.
Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:
(a)	is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

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(b)	is the MCAV on the date of (but immediately prior to) the partial surrender.
Waiting Period: The Waiting Period for the rider is 10 years. The Waiting Period will restart on the latest contract anniversary if you change your investment option and the annual rider fee increases more than 0.20 percentage points and if the remaining Waiting Period is less than three years. Our right to restart the Waiting Period under these conditions is currently being waived until further notice.
Automatic Step-Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:
1.	90% of the contract value on the contract anniversary (after charges are deducted); or
2.	the MCAV immediately prior to the automatic step-up.
The automatic step-up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The automatic step-up of the MCAV does not restart the Waiting Period or increase the fee (although the total charge for the rider may increase).
Elective Step-Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the Benefit Date, you may notify us in writing that you wish to exercise the annual elective step-up option. You may exercise this elective step-up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step-up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.
We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”) and the revised fee would apply to your rider if you exercise the annual elective step-up. Elective step-ups will also result in a restart of the Waiting Period as of the most recent contract anniversary.
The elective step-up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The elective step-up option is not available for inherited IRAs or if the Benefit Date would be after the annuitization start date.
Additional Purchase Payments with Annual Elective Step-Ups
If your MCAV is increased as a result of elective step-up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.
Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step-up. The spousal continuation elective step-up is in addition to the annual elective step-up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step-up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step-up. In addition, the Waiting Period will restart as of the most recent contract anniversary.
Terminating the Rider
The rider will terminate under the following conditions:
•	The rider will terminate on the Benefit Date after the rider charge has been deducted and after any adjustment to the contract value due to payment of the rider benefit.
•	After the death benefit is payable, unless the spouse continues the contract as described in the “Spousal Continuation” provision above, the rider will terminate.
•	In relation to certain increases to the annual rider fee, your written request will terminate the rider. (See “Charges — Accumulation Protector Benefit rider charge”).
•	The rider will terminate on the annuitization start date.
•	Termination of the contract for any reason will terminate the rider.
The rider will terminate on the Benefit Date.

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For an example, see Appendix E.
Investment Allocation Restrictions for Certain Benefit Riders
If you elect certain benefit riders, you must comply with certain investment allocation restrictions. This means you will be limited in your choice of funds and may be limited in how much you can invest in those funds. The investment allocation restrictions are different for the SecureSource Series riders and the Accumulation Protector Benefit rider. Please speak with your financial advisor if you have any questions about the investment allocation restrictions applicable to your rider.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE ACCUMULATION PROTECTOR BENEFIT RIDER
For contracts issued with the Accumulation Protector Benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds.
For the list of Portfolio Stabilizer funds available, please see Appendix B: Funds Available under the Optional Benefits Offered under the Contract – Investment Allocation Restrictions for the Accumulation Protector Benefit Rider.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE SECURESOURCE CORE 2 NY, SECURESOURCE 5 NY, SECURESOURCE 5 PLUS NY, SECURESOURCE CORE NY, SECURESOURCE CORE PLUS NY, SECURESOURCE 4 NY OR SECURESOURCE 4 PLUS NY BENEFIT RIDERS
For contracts issued with the SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY,  SecureSource 4 Plus NY benefit riders, alone or in combination with the optional SecureSource Legacy benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds or certain Portfolio Navigator funds.

For the list of Portfolio Stabilizer and Portfolio Navigator funds available, please see Appendix B: Funds Available under the Optional Benefits Offered under the Contract – Investment Allocation Restrictions for the SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, SecureSource 4 Plus NY benefit riders.
The investment allocation restrictions for the above listed SecureSource series riders and Accumulation Protector Benefit rider may reduce our financial risk and expense in offering guaranteed benefits and limit your ability to grow contract value. The Portfolio Stabilizer funds or Portfolio Navigator funds are available to all contract owners, regardless of whether an optional benefit rider has been elected. We reserve the right to reduce the number of available Funds.
Changes we may make. We reserve the right to add, remove, combine or substitute Funds at any time and in our sole discretion. We also reserve the right, upon notification to you, to close or restrict any investment option , subject to any regulatory approval.. Any change will apply to current allocations, future purchase payments, and transfers. If we remove, restrict, combine or substitute Funds, transfers made to reallocate purchase payments or contract value will not count toward your annual transfer limitations. We will obtain any necessary regulatory approvals and provide you with any required notice prior to any substitution. (See the “Substitution of Investments” section in this prospectus).
Investing in the Funds. You are responsible for determining which Funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds.
If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
Additional Considerations. It is important to remember that certain funds are managed volatility funds and employ a strategy designed to reduce overall volatility and downside risk. If a strategy is successful it may result in smaller losses to your contract value when markets are declining and market volatility is high when compared to funds not employing a managed volatility strategy. In turn, if a strategy is successful it may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the managed volatility funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities (e.g.

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annual step ups). Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds. See Appendix A for a list of funds that employ a managed volatility strategy. Also see “Principal Risks of Investing in the Contract” for further information about these funds.
Investing in the Funds does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
For additional information about the Funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds –Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Additional Information. You may change your investment option allocations up to four times per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this four times per contract year limit. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”) We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Before you select the SecureSource Legacy benefit rider, SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY,  SecureSource 4 Plus NY benefit riders or Accumulation Protector Benefit rider, you and your financial advisor should carefully evaluate whether the Funds meet your investment objectives and risk tolerance, taking into consideration the potential positive or negative impact that Funds’ strategy may have on your contract value and the benefits under your rider. Because you can terminate the rider only under certain circumstances once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Funds. You can change allocations among Funds as described above. Surrender charges and tax penalties may apply. Therefore, you should not select the SecureSource Legacy benefit rider, SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, SecureSource 4 Plus NY benefit riders or Accumulation Protector Benefit rider if you do not intend to adhere to its investment restrictions while this rider is in force.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE SECURESOURCE TEMPO NY RIDER
For contracts issued with the SecureSource Tempo NY rider, alone or in combination with the optional SecureSource Legacy benefit rider, you are required to invest 100% of your purchase payments and your contract value to approved investment options (“the Funds”). Certain Funds are available within an allocation plan, subject to requirements and percentage limitations. If you invest in this rider, you will be limited in your choice of investments and may be limited in how much you can invest in certain Funds. By investing in this rider, you will also not be able to allocate contract value to all investment options available in the contract. In addition, you will not be able to allocate to the regular fixed account. These investment restrictions may reduce our financial risk and expense in offering guaranteed withdrawal benefits and limit your ability to grow contract value. (see “Changes we may make” in this section below for more information).
Choosing an Investment Path. The Personalized AllocationsSM feature allows you to allocate your purchase payments and contract value to either Investment Path 1 or Investment Path 2, subject to plan requirements and percentage limitations, as shown in the Rate Sheet Supplement.
You will choose either Investment Path 1 or Investment Path 2 at issue. After issue, you can change between Investment Path 1 and Investment Path 2 at any time, subject to any transfer limitations. Your total contract value will be moved to the new Investment Path and you will be required to adhere to its rules. Any value in the Special DCA fixed account will remain in the Special DCA fixed account and future scheduled Special DCA fixed account transfers will be based on the updated allocations.
Investment Path 1. This option requires 100% allocation of your purchase payments and contract value among the available Funds and there is no restriction on how much you can allocate into each Fund.
For the list of funds available under Investment Path 1, please see Appendix B: Funds Available under the Optional Benefits Offered under the Contract – Investment Allocation Restrictions for the SecureSource Tempo NY rider.
Investment Path 2. This option requires 100% allocation of your purchase payments and contract value among the available Funds. The Funds under Investment Path 2 are divided into groups and each group has a specified minimum or maximum percentage of contract value that can be allocated to it. You can select the percentages of contract value to allocate to Funds within each group, but the total investment for all Funds within the group must comply with the

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specified minimum or maximum percentage for that group. We may change the list of Funds that are or are not available to a specific group. There is also a maximum percentage of contract value that may be allocated to each Fund. If you chose Investment Path 2, you can allocate to Funds in Groups 1, 2, and 3, subject to the requirements and limitations.
For the list of funds and contract value percentages that can be allocated to each fund under Investment Path 2, please see Appendix B: Funds Available under the Optional Benefits Offered under the Contract – Investment Allocation Restrictions for the SecureSource Tempo NY rider.
The allocation you select at issue becomes your contract allocation. Purchase payments and rebalancing will be made in accordance with this allocation. In order to transfer between Funds, you must update your contract allocation instructions with us.
Rebalancing for Investment Path 2.
If you select this option, you agree to be automatically enrolled in the portfolio rebalancing program and thereby authorize us to automatically rebalance your contract value on a quarterly basis. Quarterly rebalancing will be done on a quarterly schedule measured from Contract Date, regardless of when Investment Path 2 is selected. We may change, suspend or terminate the automatic rebalancing frequency in our sole discretion. We will notify you in advance if we exercise this right. If you switch to Investment Path 1, rebalancing is automatically terminated.
Changes we may make for both Investment Path 1 and Investment Path 2. We reserve the right to add, remove, combine or substitute Funds in our sole discretion. We reserve the right to close or restrict Funds in our sole discretion. We also reserve the right to add, remove or modify allocation plans, including adding and removing Funds, changing allocation plan requirements and changing percentage limitations, in our sole discretion , subject to any regulatory approval.. Any change will apply to current allocations, future purchase payments and transfers. If we remove, restrict, combine or substitute any Funds, transfers made to reallocate purchase payments or contract value will not count toward any annual transfer limitations.
We may modify the investment requirements or limitations at any time we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications may be based on several factors including, but not limited to, general market conditions, the style and investment objectives of the funds, when hedging instruments become difficult to acquire or the cost of hedging becomes excessive.
We will notify you 30 days prior to the date of any change or new limitation to the Funds, the allocation plans or allocation plan requirements. The change will take effect on the date we declare in the written notice. If your current contract allocation does not comply with our revised requirements, prior to the effective date you should update your allocations to comply. If you do not provide us with such instructions or your allocations do not comply with our revised investment options, before you make a purchase payment or request a transfer, you must update your contract value and purchase payment allocations to comply.
Additional Considerations. It is important to remember that certain Funds offered in Investment Path 1 and Investment Path 2 are managed volatility funds and employ a strategy designed to reduce overall volatility and downside risk. If a strategy is successful it may result in smaller losses to your contract value when markets are declining and market volatility is high when compared to funds not employing a managed volatility strategy. In turn, if a strategy is successful it may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. There is no guarantee any of the managed volatility funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities (e.g. annual step ups). Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Investing in the Funds does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Funds, you might benefit (or benefit more) from selecting alternative Funds. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
For additional information about the Funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Additional Information. You may change your investment option allocations up to six times per contract year by written request on an authorized form or by another method agreed to by us subject to our investment restrictions. If you choose Investment Path 1, you may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this six times per contract year limit. Quarterly rebalancing, based on contract quarter, is mandatory and will be automatically established when you select Investment Path 2. Please consider requesting changes carefully, because we may charge you a higher fee for your rider (see “Charges — Optional Living Benefit

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Charges”). We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Before you select SecureSource Tempo NY rider, you and your financial advisor should carefully evaluate whether the Funds offered in Investment Path 1 and Investment Path 2 meet your investment objectives and risk tolerance. You should not select SecureSource Tempo NY benefit rider if you do not intend to adhere to its investment restrictions while this rider is in force.
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. Currently, we make annuity payments on a monthly, quarterly, semi-annually and annual basis. Assuming the initial payment is on the same date, more frequent payments will generally result in higher total payments over the year. As discussed below, certain annuity payout options have a “guaranteed period,” during which payments are guaranteed to continue. Longer guaranteed periods will generally result in lower monthly annuity payment amounts. With a shorter guaranteed period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.
We do not deduct surrender charges upon annuitization but surrender charges may be applied when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. If you do not make an election, annuity payouts will be a combination of fixed and variable based on the proportion of your contract value allocated to the Fixed Account and Variable Account at the time payouts begin. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.”
If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The Special DCA fixed account is not available during this payout period.
Amounts of fixed and variable payouts depend on:
•	the annuity payout plan you select;
•	the annuitant’s age and, in most cases, sex;
•	the annuity table in the contract; and
•	the amounts you allocated to the accounts on the annuitization start date.
In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month based on the performance of the funds. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments or are exercising any available liquidity features we may offer and you have elected.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of annuity payout rates.)
Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

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Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.
Annuity Payout Plans
We make available variable annuity payouts where payout amounts may vary based on the performance of the Variable Account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date:
•	Plan A: Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•	Plan B: Life income with guaranteed period: We make monthly payouts for a guaranteed payout period of five, ten, or 15 years that you elect. This election will determine the length of the payout period in the event if the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.
•	Plan C: Life annuity — installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•	Plan D: Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
For Plan A, if the annuitant dies before the initial payment, no payments will be made. For Plan B, if the annuitant dies before the initial payment, the payments will continue for the guaranteed payout period. For Plan C, if the annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both annuitants die before the initial payment, no payments will be made; however, if one annuitant dies before the initial payment, the payments will continue until the death of the surviving annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. These plans may include cash refund features providing a guarantee of receiving at least a return of the annuitization amount (less any annuity payments made and any premium tax paid) in the event of the annuitant’s death, term certain installment plans with varying durations, and liquidity features allowing access under certain circumstances to a surrender of the underlying value of remaining payments. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features may either reduce the amount of future payouts you would otherwise receive or result in payouts ceasing.
Utilizing a liquidity feature to surrender the underlying value of remaining payments may result in the assessment of a surrender charge (See “Charges — Surrender charge”) or a 10% IRS penalty tax. (See “Taxes.”).
The annuitant's age at the time annuity payments commence will affect the amount of each payment for annuity payment plans involving lifetime income.  The amount of each annuity payment to older annuitants will be greater than for younger annuitants because payments to older annuitants are expected to be fewer in number.
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•	in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or
•	over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.
For qualified and nonqualified contracts with one of the SecureSource series rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the Current Annual Payment provided by this rider until the death of Covered Person (Joint Life: both Covered Spouses) . If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no

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less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
You must select a payout plan as of the annuitization start date set forth in your contract.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike surrenders described below, the income taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Application of surrender charges may alter the manner in which we tax report the surrender. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59½ unless certain exceptions apply.
Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.

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If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Federal and state tax withholding rules are subject to change. Annuity payouts and surrenders are subject to the tax withholding rules in effect at the time that they are made, which may differ from the rules described above.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Net Investment Income Tax: Certain investment income of high-income individuals (as well as estates and trusts) is subject to a 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•	because of your death or in the event of nonnatural ownership, the death of the annuitant;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if it is allocable to an investment before Aug. 14, 1982; or
•	if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for a full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.

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For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after-tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Surrenders: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such surrender to be directly rolled over to another eligible retirement plan such as an IRA.
Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period or another qualifying event such as death or disability.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 72. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

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Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•	the payout is a RMD as defined under the Code;
•	the payout is made on account of an eligible hardship; or
•	the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•	because of your death;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if the distribution is made following severance from employment during or after the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•	to pay certain medical or education expenses (IRAs only); or
•	if the distribution is made from an inherited IRA.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.
Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59½, if applicable, on the taxable portion.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

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Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life of NY’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
The company includes in its taxable income the net investment income derived from the investment of assets held in its subaccounts because the company is considered the owner of these assets under federal income tax law. The company may claim certain tax benefits associated with this investment income. These benefits, which may include foreign tax credits and the corporate dividend received deduction, are not passed on to you since the company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•	the reserve held in each subaccount for your contract; divided by
•	the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We are the legal owner of all fund shares and therefore hold all voting rights.  However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from contract owners. We will vote shares for which we have not received instructions and shares that we or our affiliates own in our own names in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
Substitution of Investments
We may substitute the Funds in which the subaccounts invest if:
•	laws or regulations change;
•	the existing funds become unavailable; or
•	in our judgment, the funds no longer are suitable (or no longer the most suitable) for the Subaccounts.

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If any of these situations occur, we have the right to substitute a Fund currently listed in this prospectus (existing fund) for another Fund (new Fund), provided we obtain any required SEC and state insurance law approval. The new Fund may have higher fees and/or operating expenses than the existing Fund. Also, the new Fund may have investment objectives and policies and/or investment advisers which differ from the existing Fund.
We may also:
•	add new Subaccounts;
•	combine any two or more Subaccounts;
•	transfer assets to and from the Subaccounts or the Variable Account; and
•	eliminate or close any Subaccounts.
We will notify you of any substitution or change and obtain your approval if required.
In certain limited circumstances permitted by applicable law, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance department before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
•	Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.
•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments to Selling Firms
•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time a purchase payment is made. We may pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.
•	We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•	providing service to contract owners; and
•	funding other events sponsored by a selling firm that may encourage the selling firm's financial advisors to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.

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Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:
•	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");
•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - The funds");
•	compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and
•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•	fees and expenses we collect from contract owners, including surrender charges; and
•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•	cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Financial Advisors
•	The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.
•	To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.
Service Providers
Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus. We also have entered into agreements with certain entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life of NY may change over time. Entities that provided services to RiverSource Life of NY in 2020 are listed in the table below.
Name of Service Provider	Services Provided	Address
Ameriprise Financial, Inc.	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue South Minneapolis MN 55402 USA
RiverSource Life Insurance Company	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue SouthMinneapolis MN 55402USA
Issuer
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

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We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
Legal Proceedings
RiverSource Life of NY (the Company) is involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts, and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.
As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examinations or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which includes information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of various products, including the Company’s life insurance and variable annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates have cooperated and will continue to cooperate with the applicable regulators.
These legal proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss. The Company cannot predict with certainty if, how or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a loss or range of loss can be reasonably estimated for any proceeding. An adverse outcome in one or more proceedings could eventually result in adverse judgments, settlements, fines, penalties or other sanctions, in addition to further claims, examinations or adverse publicity that could have a material adverse effect on the Company’s financial condition, results of operations or liquidity.
Financial Statements
The financial statements for the RiverSource of New York Variable Annuity Account, as well as the consolidated financial statements of the RiverSource Life of NY, are in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by calling us at 1-800-862-7919, or can be found online at www.ameriprise.com/variableannuities.

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Appendix A:Funds Available Under the Contract
The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com. Depending on the optional benefits you choose, you may not be able to invest in certain funds.   See "Appendix B:Funds Available Under the Optional Benefits Offered Under the Contract"
The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B)[1] AllianceBernstein L.P.	1.07% [2]	9.28%	6.94%	6.04%
Seeks long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein L.P.	0.90%	28.65%	25.78%	20.52%
Seeks long-term capital appreciation.	Allspring VT Opportunity Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.00% [2]	24.78%	17.29%	14.94%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.17%	7.64%	22.00%	16.23%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS | Alerian Energy Infrastructure Portfolio: Class III ALPS Advisors, Inc.	1.30% [2]	37.77%	(0.04%)	-
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Value, Class II American Century Investment Management, Inc.	0.88% [2]	24.28%	9.39%	11.88%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited, sub-adviser.	1.00% [2]	6.42%	9.71%	7.68%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	1.00%	17.47%	10.51%	10.04%

136     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.88%	17.58%	10.61%	10.17%
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2) Columbia Management Investment Advisers, LLC	1.00% [2]	(1.55%)	0.80%	-
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93% [2]	22.00%	14.16%	-
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.92%	13.85%	12.75%	12.91%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2) Columbia Management Investment Advisers, LLC	0.96% [2]	0.90%	8.72%	8.27%
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	1.01%	7.16%	6.66%	-
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 2) Columbia Management Investment Advisers, LLC	1.37% [2]	33.31%	16.09%	5.72%
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Global Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.91% [2]	4.59%	2.68%	0.99%
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 2) Columbia Management Investment Advisers, LLC	0.70% [2]	0.24%	0.67%	0.34%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.91% [2]	6.31%	7.11%	6.40%

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    137

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89% [2]	5.67%	6.77%	6.16%
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.74%	12.28%	5.81%	4.53%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	0.96%	34.41%	17.66%	15.48%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.50%	17.74%	14.58%	13.24%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.38%	17.85%	14.73%	13.38%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2) Columbia Management Investment Advisers, LLC	0.70% [2]	5.57%	3.99%	2.68%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.75%	17.07%	8.58%	-
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 2) Columbia Management Investment Advisers, LLC	1.03%	8.83%	6.19%	4.96%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%	6.81%	11.29%	11.15%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) (previously Columbia Variable Portfolio - Mid Cap Growth Fund (Class 1)) Columbia Management Investment Advisers, LLC	1.09% [2]	35.08%	16.72%	11.67%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.08% [2]	7.25%	9.44%	9.53%

138     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.10% [2]	8.92%	7.27%	8.76%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93% [2]	6.62%	6.16%	5.03%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) Columbia Management Investment Advisers, LLC	0.70%	4.85%	3.66%	2.56%
Seeks to provide shareholders with a high level of current income.	CTIVP ® - American Century Diversified Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.	0.74%	8.24%	4.81%	3.85%
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP ® - BlackRock Global Inflation-Protected Securities Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.85% [2]	8.97%	5.28%	4.22%
Seeks to provide shareholders with current income and capital appreciation.	CTIVP ® - CenterSquare Real Estate Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	1.05%	(5.18%)	4.52%	5.45%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - MFS® Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.	0.93% [2]	3.33%	9.90%	10.60%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Morgan Stanley Advantage Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc., subadviser.	0.92%	75.49%	25.50%	17.60%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Principal Blue Chip Growth Fund (Class 2) (previously CTIVP® - Loomis Sayles Growth Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.93%	31.61%	18.72%	15.61%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP ® - T. Rowe Price Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.93%	2.47%	9.13%	8.83%

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Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP ® - TCW Core Plus Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.73%	8.67%	4.43%	3.15%
Seeks to provide shareholders with long-term growth of capital.	CTIVP ® - Victory Sycamore Established Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	1.05%	7.80%	11.50%	11.07%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Westfield Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	1.09%	27.18%	17.13%	13.42%
Seeks to provide total return.	Delaware Ivy VIP Asset Strategy, Class II (previously Ivy VIP Asset Strategy, Class II) Ivy Investment Management Company	0.87% [2]	10.44%	11.36%	8.01%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP, Class B3 DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.	1.26%	12.35%	5.59%	3.89%
Seeks long-term capital appreciation.	Fidelity ® VIP Contrafund® Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.85%	27.51%	19.87%	16.35%
Seeks long-term growth of capital.	Fidelity ® VIP Mid Cap Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.86%	25.31%	13.32%	13.00%
Seeks a high level of current income and may also seek capital appreciation.	Fidelity ® VIP Strategic Income Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.91%	3.44%	5.11%	4.47%

140     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund - Class 2 Franklin Advisers, Inc.	0.72%	16.75%	7.45%	7.38%
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.98%	19.17%	6.44%	9.00%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.91%	25.37%	9.94%	12.13%
Seeks long-term growth of capital.	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares[3] Goldman Sachs Asset Management, L.P.	1.40% [2]	4.66%	3.42%	-
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares Invesco Advisers, Inc.	1.13% [2]	9.26%	7.18%	5.99%
Seeks capital appreciation.	Invesco V.I. Global Fund, Series II Shares Invesco Advisers, Inc.	1.03%	15.17%	17.88%	13.96%
Seeks total return	Invesco V.I. Global Strategic Income Fund, Series II Shares Invesco Advisers, Inc.	1.12% [2]	(3.56%)	2.15%	2.90%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund®, Series II Shares Invesco Advisers, Inc.	1.09%	22.26%	13.46%	14.40%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio: Service Shares Janus Henderson Investors US LLC	0.86%	16.91%	14.10%	11.53%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio: Service Shares Janus Henderson Investors US LLC	0.82% [2]	(1.11%)	3.98%	3.43%

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Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Janus Henderson Research Portfolio: Service Shares Janus Henderson Investors US LLC	0.85%	20.05%	21.68%	17.16%
Seeks long-term capital appreciation.	Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares[1] Lazard Asset Management, LLC	1.06% [2]	11.94%	8.40%	-
Seeks total return.	MFS ® Utilities Series - Service Class Massachusetts Financial Services Company	1.03% [2]	13.82%	11.61%	9.65%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio, Class II Shares Morgan Stanley Investment Management Inc.	1.05% [2]	(11.19%)	36.85%	20.11%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) Neuberger Berman Investment Advisers LLC	1.16%	23.16%	15.43%	14.11%
Seeks long-term growth of capital and income generation.	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) Neuberger Berman Investment Advisers LLC	1.06% [2]	17.94%	7.91%	-
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio, Advisor Class[3] Pacific Investment Management Company LLC (PIMCO)	1.34% [2]	16.04%	8.45%	5.91%
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class[3] Pacific Investment Management Company LLC (PIMCO)	1.21% [2]	12.60%	10.59%	6.03%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio, Advisor Class Pacific Investment Management Company LLC (PIMCO)	0.75%	(1.36%)	3.83%	3.33%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund - Class 2 Franklin Advisers, Inc.	0.76% [2]	(4.99%)	(0.94%)	1.13%

142     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund (Class S Shares) Van Eck Associates Corporation	1.45% [2]	(14.01%)	9.25%	-
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	1.04%	14.99%	9.99%	8.41%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.89%	9.30%	5.47%	4.50%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	1.04%	7.79%	-	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.99%	9.79%	-	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.95%	8.12%	5.56%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.98%	9.15%	6.44%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	1.02%	11.30%	8.08%	-
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.98%	10.37%	7.38%	-
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.95%	12.86%	7.96%	6.61%

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Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.99%	14.03%	9.00%	7.51%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.92%	11.00%	6.68%	5.54%
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.72%	7.97%	4.26%	3.54%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.93%	16.73%	12.22%	10.54%
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	1.05%	10.96%	5.24%	4.28%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 2) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	1.12% [2]	22.30%	8.80%	6.58%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	1.09% [2]	(4.14%)	3.89%	1.50%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Scout Investments, Inc. and Allspring Global Investments, LLC, subadvisers.	1.10% [2]	38.43%	14.96%	11.30%

144     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	1.11% [2]	3.99%	7.52%	6.81%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.94%	5.87%	-	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.93%	4.80%	-	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.93%	5.53%	-	-
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio - Class II Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, LLC, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisors.	1.07%	1.04%	5.10%	5.53%
[1]	This Fund is managed in a way that is intended to minimize volatility of returns. See “Principal Risks of Investing in the Contract.”
[2]	This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
[3]	This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including management fees.

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Appendix B:Funds Available Under the Optional Benefits Offered Under the Contract
If you have elected an optional benefit under the contract, your contract may be subject to investment allocation restrictions, as reflected in the following tables. See “Investment Allocation Restrictions for Certain Benefit Riders” for more details. If your optional benefit is not included below, your contract is not currently subject to any investment allocation restrictions.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE ACCUMULATION PROTECTOR BENEFIT RIDER
For contracts issued with the Accumulation Protector Benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds listed below:
1.	Variable Portfolio – Managed Risk Fund (Class 2)
2.	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
3.	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4.	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5.	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6.	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7.	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
8.	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
9.	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
INVESTMENT ALLOCATION RESTRICTIONS FOR SECURESOURCE CORE 2 NY, SECURESOURCE 5 NY, SECURESOURCE 5 PLUS NY, SECURESOURCE CORE NY, SECURESOURCE CORE PLUS NY, SECURESOURCE 4 NY OR SECURESOURCE 4 PLUS NY BENEFIT RIDERS
For contracts issued with the SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY,  SecureSource 4 Plus NY benefit riders, alone or in combination with the optional SecureSource Legacy benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds or certain Portfolio Navigator funds listed below:
The Portfolio Stabilizer funds currently available are:
1. Variable Portfolio – Managed Risk Fund (Class 2)
2. Variable Portfolio – Managed Risk U.S. Fund (Class 2)
3. Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4. Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5. Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6. Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7. Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
8. Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
9. Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
The Portfolio Navigator funds currently available are:
1. Variable Portfolio – Moderate Portfolio (Class 2)
2. Variable Portfolio – Moderately Conservative Portfolio (Class 2)
3. Variable Portfolio – Conservative Portfolio (Class 2)
INVESTMENT ALLOCATION RESTRICTIONS FOR THE SECURESOURCE TEMPO NYRIDER
If you elect the SecureSource Tempo NY rider, alone or in combination with the optional SecureSource Legacy benefit rider, you must allocate your purchase payments and contract value according to either Investment Path 1 or Investment Path 2 below.
Investment Path 1. You must allocate 100 % of your purchase payments and contract value among the following funds:
1.	Columbia Variable Portfolio – Balanced Fund (Class 2)
2.	Variable Portfolio – Managed Risk Fund (Class 2)
3.	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
4.	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
5.	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)

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6.	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
7.	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
8.	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
9.	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
10.	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
11.	Variable Portfolio – Aggressive Portfolio (Class 2)
12.	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
13.	Variable Portfolio – Moderate Portfolio (Class 2)
14.	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
15.	Variable Portfolio – Conservative Portfolio (Class 2)
Investment Path 2. This option requires 100% allocation of your purchase payments and contract value among the Funds in Groups A, B, and C subject to the requirements and limitations as shown below. If you select this option, you agree to be automatically enrolled in the portfolio rebalancing program and thereby authorize us to automatically rebalance your contract value on a quarterly basis.
Group A – Fixed Income: Minimum of 20%
Available funds with a Maximum Fund Allocation of 100%
1.	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
2.	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
3.	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
4.	CTIVP – American Century Diversified Fund (Class 2)
5.	CTIVP – TCW Core Plus Bond Fund (Class 2)
6.	Variable Portfolio – Partners – Core Bond Fund (Class 2)
7.	Columbia variable Portfolio – Government Money Market Fund (Class 2)
Group B – Asset Allocation, Large Cap and International Equity funds: Maximum of 80%
Available Asset Allocation funds with a Maximum Fund Allocation of 80%
1.	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
2.	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
3.	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
4.	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
5.	Variable Portfolio –U.S. Flex Growth Fund (Class 2)
6.	Variable Portfolio –U.S. Flex Moderate Growth Fund (Class 2)
7.	Variable Portfolio –U.S. Flex Conservative Fund (Class 2)
8.	Variable Portfolio – Managed Risk Fund (Class 2)
9.	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
10.	Variable Portfolio – Aggressive Portfolio (Class 2)
11.	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
12.	Variable Portfolio – Moderate Portfolio (Class 2)
13.	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
14.	Variable Portfolio – Conservative Portfolio (Class 2)
15.	Columbia Variable Portfolio – Balanced Fund (Class 2)
Available Large Cap and International Equity funds with a Maximum Fund Allocation of 30%
1.	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
2.	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
3.	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
4.	Columbia Variable Portfolio – Large-Cap Growth Fund (Class 2)
5.	Columbia Variable Portfolio – Large-Cap Index Fund (Class 2)
6.	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
7.	CTIVP – Loomis Sayles Growth Fund (Class 2)

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8.	CTIVP – MFS Value Fund (Class 2)
9.	CTIVP – T. Rowe Price Large-Cap Value Fund (Class 2)
10.	Variable Portfolio – Partners Core Equity Fund (Class 2)
11.	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
12.	Variable Portfolio – Partners International Core Equity Fund (Class 2)
13.	Variable Portfolio – Partners International Growth Fund (Class 2)
14.	Variable Portfolio – Partners International Value Fund (Class 2)
Group C – Large Cap Aggressive Growth, Mid Cap, Small Cap and Emerging Markets: Maximum of 20%
Available funds with a Maximum Fund Allocation of 5%
1.	CTIVP - Morgan Stanley Advantage Fund (Class 2)
2.	Columbia Variable Portfolio - Mid Cap Growth Fund (Class 2)
3.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2)
4.	CTIVP - Victory Sycamore Established Value Fund (Class 2)
5.	CTIVP - Westfield Mid Cap Growth Fund (Class 2)
6.	Columbia Variable Portfolio - Select Small-Cap Value Fund (Class 2)
7.	Variable Portfolio - Partners Small Cap Growth Fund (Class 2)
8.	Variable Portfolio - Partners Small Cap Value Fund (Class 2)
9.	Columbia Variable Portfolio - Emerging Markets Fund (Class 2)

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Appendix C: Example — Surrender Charges
We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:
PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender
When determining the surrender charge, contract earnings are defined as the contract value less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.
The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.
Full surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00
	FA (but not less than zero):	10,000.00	4,200.00
Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00
	PPF (but not less than zero):	0.00	4,200.00

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			Contract with Gain	Contract with Loss
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	× 7.0%	× 7.0%
		surrender charge:	3,500.00	3,206.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(3,500.00)	(3,206.00)
		Contract charge (assessed upon full surrender):	(50.00)	(50.00)
		Net full surrender proceeds:	$56,450.00	$36,744.00
Partial surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•	You have made no prior surrenders.

		Contract with Gain	Contract with Loss
Contract value just prior to surrender:		$60,000.00	$40,000.00
Contract value on prior anniversary:		58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:

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			Contract with Gain	Contract with Loss
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS (determined by iterative process described above):	15,376.34	16,062.31
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,376.34	16,062.31
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,376.34	19,375.80
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,376.34	19,375.80
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,376.34	15,175.80
		multiplied by the surrender charge rate:	× 7.0%	× 7.0%
		surrender charge:	376.34	1,062.31
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,376.34	16,062.31
		Surrender charge:	(376.34)	(1,062.31)
		Net partial surrender proceeds:	$15,000.00	$15,000.00

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Appendix D: Example — Optional Death Benefits
The purpose of this appendix is to illustrate the operation of various optional death benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — ROPP Death Benefit
Assumptions:
•	You purchase the contract (with the ROPP rider) with a payment of $20,000.
•	The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:
$1,500 × $20,000 =
$18,000	–1,667
for a death benefit of:	$18,333
Example — MAV Death Benefit
Assumptions:
•	You purchase the contract (with the MAV rider) with a payment of $20,000.
•	On the first contract anniversary the contract value grows to $24,000.
•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:
The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your contract anniversary contract values:	$24,000
plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:
$1,500 × $24,000 =
$22,000	–1,636
for a death benefit of:	$22,364
Example — 5-Year MAV Death Benefit
Assumptions:
•	You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.
•	On the fifth contract anniversary the contract value grows to $30,000.
•	During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

We calculate the death benefit as follows:
The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your 5-year contract anniversary contract values:	$30,000

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plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:
$1,500 × $30,000 =
$25,000	–1,800
for a death benefit of:	$28,200

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Appendix E: Example — Optional Living Benefits
The purpose of this appendix is to illustrate the operation of various optional living benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
These examples are intended to show how the optional riders operate, and do not take into account whether a particular optional rider is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
EXAMPLE — SECURESOURCE CORE NY/ SECURESOURCE CORE PLUS NY/ SECURESOURCE CORE 2 NY RIDERS
Assumptions:
•	You purchase the contract with a Single Life benefit and a payment of $100,000 and make no additional payments to the contract. You also purchase the SecureSource Legacy benefit.
•	You are the sole owner and also the annuitant. You are age 61.
•	This example uses a Lifetime Payment Percentage of 4.00% at age 61, 5.00% at age 65, and 5.20% at age 70. Your Lifetime Payment Percentage will be based on the rider you choose and your age.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the Benefit Base and/or the SecureSource Legacy Death Benefit. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	Credit Base	Benefit Base	Current Annual Payment	Remaining Annual Payment	Lifetime Payment Percentage	SecureSource Legacy Death Benefit
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$4,000	$4,000	4.00%	$100,000
1	—	—	94,000	100,000	106,000	4,240	4,240	4.00%	100,000
2	—	—	103,500	100,000	112,000	4,480	4,480	4.00%	103,500
3	—	—	120,000	120,000	120,000 (1)	4,800	4,800	4.00%	120,000
3.5	—	4,800	115,200	120,000	120,000	4,800	-	4.00%	115,200
4	—	—	115,000	120,000	120,000 (2)	4,800	4,800	4.00%	115,200
5	—	—	110,000	120,000	127,200	5,088	5,088	4.00%	115,200
6	—	—	140,000	140,000	140,000	7,000	7,000	5.00% (3)	140,000
7	—	—	120,000	140,000	148,400	7,420	7,420	5.00%	140,000
7.5	—	10,000	110,000	136,792	144,999 (4)	7,420	-	5.00%	129,542
8	—	—	102,000	136,792	144,999	7,250	7,250	5.00%	129,542
9	—	—	109,000	136,792	153,207	7,660	7,660	5.00%	129,542
(1)	Since the contract value was greater than the Benefit Base (after it was increased by the Annual Credit), the Credit Base is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(2)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(3)	Because the annual step-up increased the Benefit Base on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The $10,000 withdrawal is greater than the $7,420 Remaining Annual Payment allowed under the rider and therefore excess withdrawal processing is applied. Values are calculated as described in 'Lifetime Benefit Description - Determination of Adjustment of Benefit Values'.

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EXAMPLE — SECURESOURCE 4 NY/SECURESOURCE 4 PLUS NY/ SECURESOURCE 5 NY/SECURESOURCE 5 PLUS NY RIDERS
Assumptions:
•	You purchase the contract with a Single Life benefit and a payment of $100,000 and make no additional payments to the contract. You also purchase the SecureSource Legacy benefit.
•	You are the sole owner and also the annuitant. You are age 61.
•	This example uses a minimum Lifetime Payment Percentage of 3.60% at age 61, 4.70% at age 65, and 4.90% at age 70. The Income Bonus used in the example is 1.00%. Your Lifetime Payment Percentage, including any Income Bonus percentage, will be based on the rider you choose and your age.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the Benefit base and/or SecureSource Legacy Death Benefit. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial With- drawals	Assumed Contract Value	Credit Base	Benefit Base	Withdrawal Adjustment Base	Benefit Determining Percentage	Current Annual Payment	Remaining Annual Payment	Lifetime Payment Percentage	Secure- Source Legacy Death Benefit
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	0.0%	$4,600	$4,600	4.60% (1)	$100,000
1	—	—	94,000	100,000	106,000	100,000	6.0%	4,876	4,876	4.60%	100,000
2	—	—	103,500	100,000	112,000	103,500	0.0%	5,152	5,152	4.60%	103,500
3	—	—	120,000	120,000	120,000 (2)	120,000	0.0%	5,520	5,520	4.60%	120,000
3.5	—	5,520	114,800	120,000	120,000 (3)	114,480	0.0%	5,520	-	4.60%	114,480
4	—	—	115,000	120,000	120,000	115,000	0.0%	5,520	5,520	4.60%	115,000
5	—	—	110,000	120,000	127,200	115,000	4.3%	5,851	5,851	4.60%	115,000
6	—	—	140,000	140,000	140,000	140,000	0.0%	7,980	7,980	5.70% (4)	140,000
7	—	—	120,000	140,000	148,400	140,000	14.3%	8,459	8,459	5.70%	140,000
7.5	—	10,000	110,000	138,066	146,350 (5)	128,333	14.3%	8,459	-	5.70%	129,724
8	—	—	102,000	138,066	146,350	128,333	20.5%	6,878	6,878	4.70% (6)	129,724
9	—	—	109,000	138,066	154,633	128,333	15.1%	8,814	8,814	5.70%	129,724
(1)	This includes the 1.00% Income Bonus because the Benefit Determining Percentage is below 20%.
(2)	Since the contract value was greater than the Benefit Base (after it was increased by the Annual Credit), the Credit Base is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(4)	Because the annual step-up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(5)	The $10,000 withdrawal is greater than the $8,459 Remaining Annual Payment allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".
(6)	The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.

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EXAMPLE — SECURESOURCE TEMPO NY
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract. You also purchase the SecureSource Legacy benefit.
•	You are the sole owner and also the annuitant. You are age 61.
•	This example uses a minimum Lifetime Payment Percentage of 3.60% at age 61, 4.70% at age 65, and 4.90% at age 70. The Income Bonus used in the example is 1.00%. Your Lifetime Payment Percentage, including any Income Bonus percentage, will be based on the rider you choose and your age.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the Benefit base and/or the SecureSource Legacy Death Benefit. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial With- drawals	Assumed Contract Value	Returns- linked Credit	Benefit Base	Credit Carryover	Withdrawal Adjustment Base	Benefit Determining Percentage	Current Annual Payment	Remaining Annual Payment	Lifetime Payment Percentage	Secure- Source Legacy Death Benefit
At Issue	$100,000	NA	$100,000		$100,000		$100,000	0.0%	$4,600	$4,600	4.60% (1)	$100,000
1	-	-	94,000	-	100,000	-	100,000	6.0%	4,600	4,600	4.60%	100,000
2	-	-	103,500	9,400	109,400	9,400 (2)	103,500	0.0%	5,032	5,032	4.60%	103,500
3	-	-	120,000	10,350	120,000 (3)	10,350	120,000	0.0%	5,520	5,520	4.60%	120,000
3.5	-	5,520	114,480		120,000	10,350	114,480	0.0%	5,520	-	4.60%	114,480
4	-	-	115,000	-	120,000 (4)	10,350	115,000	0.0%	5,520	5,520	4.60%	115,000
5	-	-	110,000	10,350 (5)	130,350	-	115,000	4.3%	5,996	5,996	4.60%	115,000
6	-	-	140,000	11,000	141,350	11,000	140,000	0.0%	6,502	6,502	4.60%	140,000
7	-	-	120,000	11,000	152,350	-	140,000	14.3%	7,008	7,008	4.60%	140,000
7.5	-	10,000	110,000		148,316 (6)	-	128,333	14.3%	7,008	-	4.60%	129,470
8	-	-	102,000	-	148,316	-	128,333	20.5%	5,339	5,339	3.60% (7)	129,470
9	-	-	109,000	10,200	158,516	3,800	128,333	15.1%	7,292	7,292	4.60%	129,470
(1)	This includes the 1.00% Income Bonus because the Benefit Determining Percentage is below 20%.
(2)	Returns linked credit and Credit carryover are based on the $9,500 positive contract returns (i.e. contract value increased from $94,000 to $103,500). The maximum credit and maximum carryover are 10% of prior anniversary contract value.
(3)	Since the contract value was greater than the Benefit Base after it was increased by the Returns-linked Credit, the Benefit Base is increased to the contract value.
(4)	Since a withdrawal was taken in the previous contract year, the Returns-linked Credit is not available on the 4th Anniversary and the Credit Carryover is not increased.
(5)	Contract return used for credit is zero so the Returns-linked credit is from the Credit Carryover.
(6)	The $10,000 withdrawal is greater than the $7,008 Remaining Annual Payment allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".
(7)	The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.
Example — Accumulation Protector Benefit
The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.
The example assumes:
•	You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.
•	You make no additional purchase payments.
•	You do not exercise the elective step-up option.

156     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

End of Contract Year	Partial Surrender (beginning of year)	MCAV Adjustment for Partial Surrender	MCAV	Accumulation Benefit Amount	Hypothetical Assumed Contract Value
1	0	0	100,000	0	110,000
2	0	0	115,200	0	128,000
3	0	0	121,500	0	135,000
4	0	0	121,500	0	118,000
5	0	0	121,500	0	100,000
6	2,000	2,430	119,070	0	122,000
7	0	0	126,000	0	140,000
8	0	0	126,000	0	130,000
9	5,000	4,846	121,154	0	110,000
10	0	0	121,154	16,154	105,000

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    157

Appendix F: Additional Required Minimum Distribution (RMD) Disclosure
This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.
For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:
(1)	Each calendar year, if your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the Current Annual Payment.
•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of Current Annual Payment.
•	The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the Remaining Annual Payment at the time of each withdrawal, but shall not be reduced to less than zero.
•	Any withdrawals taken in a contract year will count first against and reduce the Remaining Annual Payment for that contract year.
•	Once the Remaining Annual Payment for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the Current Annual Payment as long as they do not exceed the remaining LABA.
•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the Current Annual Payment and will subject the Current Annual Payment to the excess withdrawal processing described by the SecureSource series rider.
The ALERMDA is:
(1)	determined by us each calendar year;
(2)	based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;
(3)	based on the value of this contract alone on the date it is determined;
(4)	based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
(5)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:
1.	IRAs under Section 408(b) of the Code;
2.	Roth IRAs under Section 408A of the Code;
3.	SIMPLE IRAs under Section 408(p) of the Code;
4.	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;
5.	Custodial and investment only plans under section 401(a) of the Code;
6.	TSAs under Section 403(b) of the Code.
In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource series rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available Remaining Annual Payment amount and may result in the reduction of your Current Annual Payment as described under the excess withdrawal provision of the rider.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.
Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource series rider.

158     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Appendix G: Prospectus Rate Sheet Supplements
The purpose of this appendix is to show historic rates filed with the following Prospectus Rate Sheet Supplements:
•	Rate Sheet Prospectus Supplement dated April 29, 2019 – applicable to contracts with applications signed from 4/29/19 through 10/27/2019;
•	Rate Sheet Prospectus Supplement dated Oct. 14, 2019 – applicable to contracts with applications signed from 10/28/19 through 3/29/2020;
•	Rate Sheet Prospectus Supplement dated March 16, 2020 – applicable to contracts with applications signed from 3/30/2020 through 4/30/2020;
•	Rate Sheet Prospectus Supplement dated May 1, 2020 – applicable to contracts with applications signed from 5/1/2020 through 5/2/2021;
•	Rate Sheet Prospectus Supplement dated May 1, 2021– applicable to contracts with applications signed from 5/3/2021 through 4/28/2022

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    159

Rate Sheet Prospectus Supplement dated April 29, 2019
Product Name	Prospectus Form #/Date
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6725 CA (4/19)
Rate Sheet prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements will be reflected in an appendix to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019)).
We are issuing this Supplement to provide the:
•	Current rider fees for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•	Lifetime Payment Percentages and Age Bands for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•	Income Bonus Percentage for the SecureSource 4 NY and SecureSource 4 Plus NY optional benefit riders;
•	Annual Credit percentage and Annual Credit duration for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•	Base Doubler age used to determine Base Doubler Date for the SecureSource Core Plus NY optional benefit rider;
•	Issue Ages for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders.
The rider fees, percentages, age bands, credit period and terms, listed below apply to applications signed on or after April 29, 2019.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Core NY Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource Core Plus NY Rider– Lifetime Payment Percentage/ Annual Credits/Base Doubler”; “SecureSource 4 NY Rider– Lifetime Payment Percentage /Annual Credits”; “SecureSource 4 Plus NY Rider– Lifetime Payment Percentage/Annual Credits/Base Doubler”).

The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Prospectus Supplement are subject to change and can be superseded upon 14 days prior notice as provided below. We may periodically issue a new Rate Sheet Prospectus Supplement that may reflect different values than the previous Rate Sheet Prospectus Supplement. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 14 days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource Core NYSM	1.30%	1.40%
SecureSource Core Plus NYSM	1.40%	1.50%
SecureSource 4 NY®	1.00%	1.05%
SecureSource 4 Plus NY®	1.30%	1.35%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)

160    RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

LIFETIME PAYMENT PERCENTAGE
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Core NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.50%	N/A
59-64*	4.50%	4.20%
65-69	5.50%	5.20%
70-74	5.75%	5.45%
75-79	6.00%	5.70%
80+	6.50%	6.20%
*For Joint Life, the Age Band is 63-64.
SecureSource Core Plus NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
60-64	4.50%	N/A
65-69	5.50%	5.20%
70-74	5.75%	5.45%
75 -79	6.00%	5.70%
80+	6.50%	6.20%
SecureSource 4 NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	3.00%	2.60%	1.00%
59-64	4.00%	3.60%	1.00%
65-69	5.00%	4.60%	1.00%
70-74	5.25%	4.85%	1.00%
75-79	5.50%	5.10%	1.00%
80+	6.00%	5.60%	1.00%
SecureSource 4 Plus NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life*	Income Bonus Percentage
50-58	3.30%	N/A	1.00%
59-64*	4.30%	4.00%	1.00%
65-69	5.30%	5.00%	1.00%
70-74	5.55%	5.25%	1.00%
75-79	5.80%	5.50%	1.00%
80+	6.30%	6.00%	1.00%
* For Joint Life, the Age Band is 61-64.
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource Core NYSM	6%	12 years
SecureSource Core Plus NYSM	7%	12 years
SecureSource 4 NY®	6%	12 years
SecureSource 4 Plus NY®	6%	12 years
base doubler age – for SecureSource Core plus NY riders:
Base Doubler age is 70.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    161

issue ages:
Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource Core NYSM	85 or younger	63- 85
SecureSource Core Plus NYSM	57-85	65-85
SecureSource 4 NY®	85 or younger	85 or younger
SecureSource 4 Plus NY®	85 or younger	61-85
*Issue ages from 81 through 85 require prior approval.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S- 6725- 1 (4/19)

162    RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Rate Sheet Prospectus Supplement dated October 14, 2019 to the Prospectus Dated April 29, 2019
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6725 CA (4/19)
Rate Sheet prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements will be reflected in an appendix to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019)).
We are issuing this Supplement to provide the:
•	Current rider fees for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•	Lifetime Payment Percentages and Age Bands for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•	Income Bonus Percentage for the SecureSource 4 NY and SecureSource 4 Plus NY optional benefit riders;
•	Annual Credit percentage and Annual Credit duration for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•	Base Doubler age used to determine Base Doubler Date for the SecureSource Core Plus NY optional benefit rider;
•	Issue Ages for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after October 28, 2019.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Core NY Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource Core Plus NY Rider – Lifetime Payment Percentage/ Annual Credits/Base Doubler”; “SecureSource 4 NY Rider – Lifetime Payment Percentage /Annual Credits”; “SecureSource 4 Plus NY Rider – Lifetime Payment Percentage/Annual Credits/Base Doubler”).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Prospectus Supplement are subject to change and can be superseded upon 14 days prior notice as provided below. We may periodically issue a new Rate Sheet Prospectus Supplement that may reflect different values than the previous Rate Sheet Prospectus Supplement. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 14 days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    163

RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource Core NYSM	1.45%	1.55%
SecureSource Core Plus NYSM	1.55%	1.65%
SecureSource 4 NY®	1.35%	1.40%
SecureSource 4 Plus NY®	1.45%	1.70%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
LIFETIME PAYMENT PERCENTAGE
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Core NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.30%	N/A
59-64*	4.30%	3.90%
65-69	5.30%	4.90%
70-74	5.55%	5.15%
75-79	5.80%	5.40%
80+	6.30%	5.90%
*  For Joint Life, the Age Band is 60-64.
SecureSource Core Plus NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
57-58	3.30%	N/A
59-64*	4.30%	3.90%
65-69	5.30%	4.90%
70-74	5.55%	5.15%
75 -79	5.80%	5.40%
80+	6.30%	5.90%
*  For Joint Life, the Age Band is 62-64.
SecureSource 4 NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	3.00%	2.65%	1.00%
59-64	4.00%	3.65%	1.00%
65-69	5.00%	4.65%	1.00%
70-74	5.25%	4.90%	1.00%
75-79	5.50%	5.15%	1.00%
80+	6.00%	5.65%	1.00%
SecureSource 4 Plus NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life*	Income Bonus Percentage
50-58	3.10%	N/A	1.00%
59-64*	4.10%	3.90%	1.00%
65-69	5.10%	4.90%	1.00%
70-74	5.35%	5.15%	1.00%
75-79	5.60%	5.40%	1.00%
80+	6.10%	5.90%	1.00%
*  For Joint Life, the Age Band is 60-64.

164    RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource Core NYSM	6%	10 years
SecureSource Core Plus NYSM	7%	10 years
SecureSource 4 NY®	6%	10 years
SecureSource 4 Plus NY®	6%	10 years
base doubler age – for SecureSource Core plus NY riders:
Base Doubler age is 70.
issue ages:
Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource Core NYSM	85 or younger	60- 85
SecureSource Core Plus NYSM	57-85	62-85
SecureSource 4 NY®	85 or younger	85 or younger
SecureSource 4 Plus NY®	85 or younger	60-85
*  Issue ages from 81 through 85 require prior approval.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6725-2 A (10/19)

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    165

Rate Sheet Prospectus Supplement dated March 16, 2020 to the Prospectus Dated April 29, 2019
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6725 CA (4/19)
Rate Sheet prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements will be reflected in an appendix to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019)).
We are issuing this Supplement to provide the:
•	Current rider fees for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•	Lifetime Payment Percentages and Age Bands for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•	Income Bonus Percentage for the SecureSource 4 NY and SecureSource 4 Plus NY optional benefit riders;
•	Annual Credit percentage and Annual Credit duration for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•	Base Doubler age used to determine Base Doubler Date for the SecureSource Core Plus NY optional benefit rider;
•	Issue Ages for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after MARCH 30, 2020.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Core NY Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource Core Plus NY Rider – Lifetime Payment Percentage/ Annual Credits/Base Doubler”; “SecureSource 4 NY Rider – Lifetime Payment Percentage /Annual Credits”; “SecureSource 4 Plus NY Rider – Lifetime Payment Percentage/Annual Credits/Base Doubler”).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Prospectus Supplement are subject to change and can be superseded upon 14 days prior notice as provided below. We may periodically issue a new Rate Sheet Prospectus Supplement that may reflect different values than the previous Rate Sheet Prospectus Supplement. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 14 days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).

166    RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource Core NYSM	1.60%	1.70%
SecureSource Core Plus NYSM	N/A	N/A
SecureSource 4 NY®	1.55%	1.65%
SecureSource 4 Plus NY®	1.70%	1.80%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
LIFETIME PAYMENT PERCENTAGE
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Core NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.00%	2.60%
59-64	4.00%	3.60%
65-69	5.00%	4.60%
70-74	5.20%	4.70%
75-79	5.35%	4.85%
80+	5.50%	5.00%
SecureSource Core Plus NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
57-58	N/A	N/A
59-64	N/A	N/A
65-69	N/A	N/A
70-74	N/A	N/A
75 -79	N/A	N/A
80+	N/A	N/A
SecureSource 4 NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.80%	2.45%	1.00%
59-64	3.80%	3.45%	1.00%
65-69	4.80%	4.45%	1.00%
70-74	5.00%	4.55%	1.00%
75-79	5.15%	4.70%	1.00%
80+	5.30%	4.85%	1.00%
SecureSource 4 Plus NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life*	Income Bonus Percentage
50-58*	2.80%	2.45%	1.00%
59-64	3.80%	3.45%	1.00%
65-69	4.80%	4.45%	1.00%
70-74	5.00%	4.55%	1.00%
75-79	5.15%	4.70%	1.00%
80+	5.30%	4.85%	1.00%
*  For Joint Life, the Age Band is 56-58.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    167

ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource Core NYSM	6%	10 years
SecureSource Core Plus NYSM	N/A	N/A
SecureSource 4 NY®	6%	10 years
SecureSource 4 Plus NY®	7%	10 years
base doubler age – for SecureSource Core plus NY riders
Base Doubler age is N/A.
issue ages:
Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource Core NYSM	85 or younger	85 or younger
SecureSource Core Plus NYSM	N/A	N/A
SecureSource 4 NY®	85 or younger	85 or younger
SecureSource 4 Plus NY®	85 or younger	56-85
*Issue ages from 81 through 85 require prior approval.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6725-3 A (03/20)
Rate Sheet Prospectus Supplement Dated May 1, 2021 to the Prospectus Dated May 1, 2021
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6725 CH (5/21)
Rate Sheet Prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements are reflected in Appendix G to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
We are issuing this Supplement to provide the:
•	Current rider fees for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•	Lifetime Payment Percentages and Age Bands for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•	Income Bonus Percentage for the SecureSource Tempo NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•	Annual Credit percentage and Credit Period for the SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•	Credit Multiplier, Maximum Credit percentage, Maximum Credit Carryover percentage for the SecureSource Tempo optional benefit riders.
•	Issue Ages for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after May 3, 2021.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will

168    RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Tempo NY Rider – Lifetime Payment Percentage/Returns-linked Credit”; “SecureSource Core 2 NY Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource 5 NY Rider – Lifetime Payment Percentage /Annual Credits”; “SecureSource 5 Plus NY Rider – Lifetime Payment Percentage/Annual Credits”; SecureSource Core 2 NY Rider – Lifetime Payment Percentage/Annual Credits).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Supplement are subject to change and can be superseded upon 7 calendar days prior notice as provided below. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 7 calendar days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333-230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
CURRENT RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource Tempo NYSM	1.55%	1.65%
SecureSource 5 NYSM	1.55%	1.65%
SecureSource 5 Plus NYSM	1.70%	1.80%
SecureSource Core 2 NYSM	1.60%	1.70%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
LIFETIME PAYMENT PERCENTAGE and income bonus percentage
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Tempo NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55-%	1.00%
80+	5.10%	4.65%	1.00%
SecureSource 5 NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55-%	1.00%
80+	5.10%	4.65%	1.00%
SecureSource 5 Plus NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55-%	1.00%
80+	5.10%	4.65%	1.00%

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    169

SecureSource Core 2 NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.00%	2.50%
59-64	4.00%	3.50%
65-69	5.00%	4.50%
70-74	5.20%	4.60%
75-79	5.35%	4.85%
80+	5.50%	5.00%
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource Tempo NYSM	N/A	15 years
SecureSource 5 NYSM	5%	10 years
SecureSource 5 Plus NYSM	6%	10 years
SecureSource Core 2 NYSM	5%	10 years
issue ages:
Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource Tempo NYSM	85 or younger	85 or younger
SecureSource 5 NYSM	85 or younger	85 or younger
SecureSource 5 Plus NYSM	85 or younger	85 or younger
SecureSource Core 2 NYSM	85 or younger	85 or younger
*Issue ages from 81 through 85 require prior approval.
credit multiplier, MAXIMUM CREDIT PERCENTAGE AND MAXIMUM CARRYOVER PERCENTAGE for the SecureSource tempo NY rider:
Credit Multiplier is 200%, Maximum Credit Percentage is 10% and Maximum Carryover Percentage is 10%.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6725-4 A (5/21)

170    RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

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The Statement of Additional Information (SAI) includes additional information about the Contract. The SAI, dated the same date as this prospectus, is incorporated by reference into this prospectus. The SAI is available, without charge, upon request. For a free copy of the SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.
Reports and other information about RiverSource Life of New York Variable Annuity Account are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier: C000212359
© 2008-2022 RiverSource Life Insurance Company. All rights reserved.
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251
PROS-6725(4/22)

STATEMENT OF ADDITIONAL INFORMATION FOR

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ADVANTAGE® VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 SELECT® VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ACCESS® VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2019)

RIVERSOURCE® RAVA 5 CHOICESM VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after June 22, 2020)

RIVERSOURCE® RAVA Apex NY VARIABLE ANNUITY

RIVERSOURCE® RAVA Vista NY VARIABLE ANNUITY

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

April 29, 2022

RiverSource of New York Variable Annuity Account is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

1-800-541-2251

SAI9025_12_A01_(04/22)

2	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Company

We are RiverSource Life Insurance Co. of New York (the “Company”, “we”, “our” and “us”). We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

Non-Principal Risks of Investing in the Contracts

Fund of Funds Risk. Funds that are “funds of funds” (or “feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return.

Money Market Fund Sub-Account Delay of Payment Risk. If, pursuant to SEC rules, a Fund that is a money market fund suspends payment of redemption proceeds in connection with a liquidation of such Fund, we will delay payment of any transfer, partial withdrawal, full surrender, or death benefit from the corresponding Subaccount until the Fund is liquidated.

Mixed and Shared Funding Risk. Fund shares may be sold to our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Owner’s investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another underlying Fund.

BUSINESS CONTINUITY/DISASTER RECOVERY

Disruptive events, including natural or man-made disasters and public health crises may adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations could interfere with processing of transactions (including the issuance of contracts). Also, disruptions may interfere with our ability to receive, pick up and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or service providers are able to work remotely. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that RiverSource Life of NY, the Funds or our service providers will avoid losses affecting your policy due to a disaster or other catastrophe.

Services

Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus.

We also have entered into agreements with the following affiliated entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life of NY may change over time. We may modify, terminate, or enter into new arrangements with third party service providers at any time.

Affiliated entities that provide a significant amount of services to RiverSource Life of NY are listed in the table below, along with a description of the services provided and the basis for remuneration.

Name of Service Provider	Services Provided	Basis for Remuneration
Ameriprise Financial, Inc. (“AFI”)	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses).

RiverSource Life Insurance Company	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses).

The aggregate dollar amount paid to AFI by RiverSource Life of NY for the services provided in 2021 was $1,036,749, in 2020 was $1,057,563 and in 2019 was $952,039.

The aggregate dollar amount paid to RiverSource Life Insurance Company by RiverSource Life of NY for the services provided in 2021 was $5,714,585, in 2020 was $6,125,075 and in 2019 was $6,439,319.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	3

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

Generally, RiverSource Life of NY does not receive individual ratings from rating agencies but receives the same ratings as its parent, RiverSource Life Insurance Company. Rating agencies evaluate the creditworthiness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

4	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

For detailed information on the agency ratings given to RiverSource Life of NY, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life of NY and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life of NY for the variable accounts in 2021 was $27,017,299, in 2020 was $24,231,296 and in 2019 was $26,589,422. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Independent Registered Public Accounting Firm

The financial statements of RiverSource Life Insurance Co. of New York as of December 31, 2021 and December 31, 2020 and for each of the three years in the period ended December 31, 2021 and the financial statements of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2021 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2020 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides accounting and auditing services to RiverSource Life of NY and the variable account. PricewaterhouseCoopers LLP’s principal business address is 45 South Seventh Street, Suite 3400, Minneapolis MN 55402.

Custodian

RiverSource Life of NY is the custodian of the assets of RiverSource of New York Variable Annuity Account. RiverSource Life of NY holds these assets for safekeeping, maintains records and accounts relating to the variable account including purchase and redemption transactions, and is responsible for administration of the contracts. RiverSource Life of NY’s principal offices are located at 20 Madison Avenue Extension, Albany NY 12203.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

AND CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource of New York Variable Annuity Account, as indicated in Note 1, sponsored by RiverSource Life Insurance Co. of New York as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Co. of New York management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource of New York Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource of New York Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agent and investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 22, 2022

We have served as the auditor of one or more of the divisions of RiverSource of New York Variable Annuity Account since 2010.

6	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2021	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Assets
Investments, at fair value(1),(2)	$866,153	$680,893	$5,256,291	$4,426,711	$8,593,363
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	90	—	60	978	57
Receivable for share redemptions	861	524	4,000	3,487	16,017
Total assets	867,104	681,417	5,260,351	4,431,176	8,609,437

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	861	524	3,909	3,264	7,732
Contract terminations	—	—	91	223	8,285
Payable for investments purchased	90	—	60	978	57
Total liabilities	951	524	4,060	4,465	16,074
Net assets applicable to contracts in accumulation period	864,474	680,180	5,255,674	4,417,655	8,542,999
Net assets applicable to contracts in payment period	—	—	—	9,056	46,283
Net assets applicable to seed money	1,679	713	617	—	4,081
Total net assets	$866,153	$680,893	$5,256,291	$4,426,711	$8,593,363
(1) Investment shares	58,327	15,545	145,523	283,400	100,308
(2) Investments, at cost	$737,300	$392,741	$3,695,356	$4,212,290	$6,299,777

December 31, 2021 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$2,588,488	$1,142,400	$3,255,183	$6,481,313	$1,785,694
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	175	70	2,253	4,474
Receivable for share redemptions	1,986	896	2,781	5,421	1,559
Total assets	2,590,474	1,143,471	3,258,034	6,488,987	1,791,727

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,861	896	2,616	5,421	1,559
Contract terminations	125	—	165	—	—
Payable for investments purchased	—	175	70	2,253	4,474
Total liabilities	1,986	1,071	2,851	7,674	6,033
Net assets applicable to contracts in accumulation period	2,588,488	1,125,014	3,151,783	6,478,745	1,784,016
Net assets applicable to contracts in payment period	—	17,217	100,699	—	—
Net assets applicable to seed money	—	169	2,701	2,568	1,678
Total net assets	$2,588,488	$1,142,400	$3,255,183	$6,481,313	$1,785,694
(1) Investment shares	112,985	562,759	92,635	461,632	202,460
(2) Investments, at cost	$1,899,167	$1,619,568	$2,160,873	$4,983,236	$1,689,721

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	7

Statement of Assets and Liabilities

December 31, 2021 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I
Assets
Investments, at fair value(1),(2)	$288,957	$1,199,494	$2,145,178	$3,778,982	$668,535
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	123	317	72	—
Receivable for share redemptions	210	876	2,417	3,949	486
Total assets	289,167	1,200,493	2,147,912	3,783,003	669,021

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	210	876	1,740	3,028	486
Contract terminations	—	—	677	921	—
Payable for investments purchased	—	123	317	72	—
Total liabilities	210	999	2,734	4,021	486
Net assets applicable to contracts in accumulation period	288,957	1,195,042	2,144,957	3,778,537	668,535
Net assets applicable to contracts in payment period	—	4,265	—	—	—
Net assets applicable to seed money	—	187	221	445	—
Total net assets	$288,957	$1,199,494	$2,145,178	$3,778,982	$668,535
(1) Investment shares	19,445	80,883	85,636	124,145	48,905
(2) Investments, at cost	$174,416	$753,921	$1,498,456	$2,320,382	$385,738

December 31, 2021 (continued)	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 2
Assets
Investments, at fair value(1),(2)	$11,642,338	$6,656,164	$589,875	$666,096	$3,011,236
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,274	1,185	—	411	2,012
Receivable for share redemptions	9,811	6,525	525	510	2,599
Total assets	11,653,423	6,663,874	590,400	667,017	3,015,847

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	9,780	5,910	525	510	2,599
Contract terminations	31	615	—	—	—
Payable for investments purchased	1,274	1,185	—	411	2,012
Total liabilities	11,085	7,710	525	921	4,611
Net assets applicable to contracts in accumulation period	11,604,251	6,534,700	589,736	665,670	3,011,173
Net assets applicable to contracts in payment period	36,590	120,545	—	—	—
Net assets applicable to seed money	1,497	919	139	426	63
Total net assets	$11,642,338	$6,656,164	$589,875	$666,096	$3,011,236
(1) Investment shares	850,426	462,876	212,185	18,340	72,753
(2) Investments, at cost	$7,588,914	$7,169,367	$426,842	$482,212	$2,927,819

See accompanying notes to financial statements.

8	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2021 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Assets
Investments, at fair value(1),(2)	$51,780,246	$753,755	$5,556,921	$2,287,632	$21,945,892
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	5,172	100	281	—	514
Receivable for share redemptions	72,333	662	5,178	2,124	21,187
Total assets	51,857,751	754,517	5,562,380	2,289,756	21,967,593

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	48,267	662	5,178	2,124	20,323
Contract terminations	24,066	—	—	—	864
Payable for investments purchased	5,172	100	281	—	514
Total liabilities	77,505	762	5,459	2,124	21,701
Net assets applicable to contracts in accumulation period	51,588,278	751,866	5,556,490	2,286,566	21,816,748
Net assets applicable to contracts in payment period	191,625	—	—	—	128,420
Net assets applicable to seed money	343	1,889	431	1,066	724
Total net assets	$51,780,246	$753,755	$5,556,921	$2,287,632	$21,945,892
(1) Investment shares	1,238,466	133,408	139,867	26,563	251,356
(2) Investments, at cost	$32,999,019	$689,965	$3,143,477	$1,387,749	$6,457,535

December 31, 2021 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3
Assets
Investments, at fair value(1),(2)	$3,600,265	$23,276,838	$1,477,975	$3,116,300	$7,130,052
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	155	1,342	857	363	5,042
Receivable for share redemptions	7,769	24,530	1,241	2,806	6,151
Total assets	3,608,189	23,302,710	1,480,073	3,119,469	7,141,245

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,360	19,284	1,241	2,806	6,151
Contract terminations	4,409	5,246	—	—	—
Payable for investments purchased	155	1,342	857	363	5,042
Total liabilities	7,924	25,872	2,098	3,169	11,193
Net assets applicable to contracts in accumulation period	3,599,838	23,067,831	1,477,058	3,115,310	7,067,251
Net assets applicable to contracts in payment period	—	209,007	—	—	62,801
Net assets applicable to seed money	427	—	917	990	—
Total net assets	$3,600,265	$23,276,838	$1,477,975	$3,116,300	$7,130,052
(1) Investment shares	98,207	625,721	157,903	162,477	369,050
(2) Investments, at cost	$2,499,567	$8,619,320	$1,532,605	$3,012,377	$5,746,219

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	9

Statement of Assets and Liabilities

December 31, 2021 (continued)	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$961,507	$3,335,010	$6,474,063	$6,995,299	$3,963,655
Dividends receivable	—	—	2	2	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	45	1,110	1,368	622	473
Receivable for share redemptions	921	2,743	5,981	5,794	3,625
Total assets	962,473	3,338,863	6,481,414	7,001,717	3,967,753

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	921	2,735	5,981	5,794	3,625
Contract terminations	—	8	—	—	—
Payable for investments purchased	45	1,110	1,368	622	473
Total liabilities	966	3,853	7,349	6,416	4,098
Net assets applicable to contracts in accumulation period	960,722	3,326,448	6,460,024	6,980,116	3,962,843
Net assets applicable to contracts in payment period	—	8,462	—	15,184	—
Net assets applicable to seed money	785	100	14,041	1	812
Total net assets	$961,507	$3,335,010	$6,474,065	$6,995,301	$3,963,655
(1) Investment shares	111,673	383,335	6,474,063	6,995,299	585,473
(2) Investments, at cost	$995,483	$3,856,268	$6,474,059	$6,995,220	$3,900,502

December 31, 2021 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$6,497,354	$4,027,050	$5,690,279	$5,102,635	$15,328,061
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	855	101	3,148	—	5,952
Receivable for share redemptions	5,732	12,781	4,536	4,429	12,552
Total assets	6,503,941	4,039,932	5,697,963	5,107,064	15,346,565

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,509	3,574	4,536	4,429	12,500
Contract terminations	223	9,207	—	—	52
Payable for investments purchased	855	101	3,148	—	5,952
Total liabilities	6,587	12,882	7,684	4,429	18,504
Net assets applicable to contracts in accumulation period	6,455,421	4,026,050	5,671,525	5,101,908	15,261,865
Net assets applicable to contracts in payment period	41,931	—	18,754	—	66,195
Net assets applicable to seed money	2	1,000	—	727	1
Total net assets	$6,497,354	$4,027,050	$5,690,279	$5,102,635	$15,328,061
(1) Investment shares	951,296	553,927	771,040	497,818	1,485,277
(2) Investments, at cost	$6,366,150	$4,174,155	$6,337,393	$5,334,492	$15,712,611

See accompanying notes to financial statements.

10	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2021 (continued)	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
Assets
Investments, at fair value(1),(2)	$5,118,899	$5,239,854	$3,954,143	$66,822,495	$3,807,697
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	911	50	6,787	4,390	139
Receivable for share redemptions	4,672	4,185	3,004	147,128	3,284
Total assets	5,124,482	5,244,089	3,963,934	66,974,013	3,811,120

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,672	3,841	3,004	57,182	3,284
Contract terminations	—	344	—	89,946	—
Payable for investments purchased	911	50	6,787	4,390	139
Total liabilities	5,583	4,235	9,791	151,518	3,423
Net assets applicable to contracts in accumulation period	5,118,399	5,239,467	3,954,097	66,822,109	3,806,857
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	500	387	46	386	840
Total net assets	$5,118,899	$5,239,854	$3,954,143	$66,822,495	$3,807,697
(1) Investment shares	138,912	139,991	103,403	1,724,007	388,937
(2) Investments, at cost	$3,160,570	$1,403,742	$3,713,153	$36,443,798	$3,798,340

December 31, 2021 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3
Assets
Investments, at fair value(1),(2)	$1,297,405	$1,755,361	$4,790,719	$985,927	$3,685,008
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	186	88	244	—	2,701
Receivable for share redemptions	1,108	1,720	4,621	923	3,391
Total assets	1,298,699	1,757,169	4,795,584	986,850	3,691,100

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,108	1,720	4,546	923	3,391
Contract terminations	—	—	75	—	—
Payable for investments purchased	186	88	244	—	2,701
Total liabilities	1,294	1,808	4,865	923	6,092
Net assets applicable to contracts in accumulation period	1,296,025	1,754,873	4,750,198	984,629	3,655,864
Net assets applicable to contracts in payment period	—	—	39,948	—	29,144
Net assets applicable to seed money	1,380	488	573	1,298	—
Total net assets	$1,297,405	$1,755,361	$4,790,719	$985,927	$3,685,008
(1) Investment shares	116,359	34,453	92,754	65,816	244,851
(2) Investments, at cost	$1,294,727	$1,224,528	$1,543,101	$916,216	$3,071,226

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	11

Statement of Assets and Liabilities

December 31, 2021 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$2,062,278	$953,079	$1,585,200	$2,158,691	$1,023,560
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	166	201	—	104	25
Receivable for share redemptions	1,977	858	1,508	1,839	951
Total assets	2,064,421	954,138	1,586,708	2,160,634	1,024,536

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,977	769	1,508	1,699	951
Contract terminations	—	89	—	140	—
Payable for investments purchased	166	201	—	104	25
Total liabilities	2,143	1,059	1,508	1,943	976
Net assets applicable to contracts in accumulation period	2,061,742	952,626	1,584,736	2,158,644	1,023,019
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	536	453	464	47	541
Total net assets	$2,062,278	$953,079	$1,585,200	$2,158,691	$1,023,560
(1) Investment shares	56,703	25,857	44,144	59,321	29,438
(2) Investments, at cost	$1,487,318	$577,248	$1,045,749	$830,307	$742,855

December 31, 2021 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Assets
Investments, at fair value(1),(2)	$1,586,009	$3,732,435	$1,383,058	$3,302,094	$679,108
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	459	91	—	2,667	289
Receivable for share redemptions	1,190	3,428	1,267	2,687	532
Total assets	1,587,658	3,735,954	1,384,325	3,307,448	679,929

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,190	3,428	1,267	2,507	509
Contract terminations	—	—	—	180	23
Payable for investments purchased	459	91	—	2,667	289
Total liabilities	1,649	3,519	1,267	5,354	821
Net assets applicable to contracts in accumulation period	1,585,275	3,731,547	1,382,219	3,298,431	679,108
Net assets applicable to contracts in payment period	238	—	—	3,663	—
Net assets applicable to seed money	496	888	839	—	—
Total net assets	$1,586,009	$3,732,435	$1,383,058	$3,302,094	$679,108
(1) Investment shares	44,942	888,675	134,147	319,351	27,450
(2) Investments, at cost	$680,030	$3,840,057	$1,420,253	$3,339,528	$914,338

See accompanying notes to financial statements.

12	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2021 (continued)	CTIVP Allspg Short Dur Govt, Cl 2	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$2,453,038	$1,140,565	$2,130,843	$3,947,405	$1,210,627
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	63	60	—	1,318	43
Receivable for share redemptions	2,094	1,087	1,807	3,085	1,044
Total assets	2,455,195	1,141,712	2,132,650	3,951,808	1,211,714

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,094	1,087	1,807	3,085	1,044
Contract terminations	—	—	—	—	—
Payable for investments purchased	63	60	—	1,318	43
Total liabilities	2,157	1,147	1,807	4,403	1,087
Net assets applicable to contracts in accumulation period	2,452,291	1,139,464	2,129,999	3,947,302	1,209,418
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	747	1,101	844	103	1,209
Total net assets	$2,453,038	$1,140,565	$2,130,843	$3,947,405	$1,210,627
(1) Investment shares	250,822	101,745	355,733	647,116	121,063
(2) Investments, at cost	$2,553,991	$1,128,224	$2,081,407	$4,325,363	$1,064,092

December 31, 2021 (continued)	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Loomis Sayles Gro, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$6,985,273	$3,180,572	$4,385,900	$1,823,061	$3,411,855
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	185	71	90	386	18
Receivable for share redemptions	5,657	3,110	3,944	1,657	3,315
Total assets	6,991,115	3,183,753	4,389,934	1,825,104	3,415,188

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,511	3,110	3,944	1,657	3,111
Contract terminations	146	—	—	—	204
Payable for investments purchased	185	71	90	386	18
Total liabilities	5,842	3,181	4,034	2,043	3,333
Net assets applicable to contracts in accumulation period	6,985,250	3,179,851	4,385,491	1,822,063	3,411,371
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	23	721	409	998	484
Total net assets	$6,985,273	$3,180,572	$4,385,900	$1,823,061	$3,411,855
(1) Investment shares	118,919	55,721	119,117	31,281	104,274
(2) Investments, at cost	$2,721,736	$2,104,683	$2,916,719	$1,401,161	$2,553,660

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	13

Statement of Assets and Liabilities

December 31, 2021 (continued)	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II
Assets
Investments, at fair value(1),(2)	$1,022,523	$4,729,692	$1,289,472	$1,420,688	$728,735
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	64	101	167	—	—
Receivable for share redemptions	891	15,706	1,099	1,266	648
Total assets	1,023,478	4,745,499	1,290,738	1,421,954	729,383

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	891	4,285	1,044	1,266	648
Contract terminations	—	11,421	55	—	—
Payable for investments purchased	64	101	167	—	—
Total liabilities	955	15,807	1,266	1,266	648
Net assets applicable to contracts in accumulation period	1,021,676	4,729,222	1,284,511	1,420,206	727,506
Net assets applicable to contracts in payment period	—	—	4,430	—	—
Net assets applicable to seed money	847	470	531	482	1,229
Total net assets	$1,022,523	$4,729,692	$1,289,472	$1,420,688	$728,735
(1) Investment shares	95,652	112,639	30,255	30,579	71,523
(2) Investments, at cost	$1,057,822	$3,051,421	$728,075	$697,460	$700,327

December 31, 2021 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$926,609	$3,827,349	$45,829,872	$1,251,168	$7,249,226
Dividends receivable	—	9,272	3,424,625	23,333	136,103
Accounts receivable from RiverSource Life of NY for contract purchase payments	3	652	827	—	181
Receivable for share redemptions	868	3,092	77,763	925	5,850
Total assets	927,480	3,840,365	49,333,087	1,275,426	7,391,360

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	868	3,092	38,942	925	5,474
Contract terminations	—	—	38,821	—	376
Payable for investments purchased	3	9,924	3,425,452	23,333	136,284
Total liabilities	871	13,016	3,503,215	24,258	142,134
Net assets applicable to contracts in accumulation period	925,526	3,819,837	45,808,290	1,251,168	7,077,833
Net assets applicable to contracts in payment period	—	5,478	19,565	—	170,875
Net assets applicable to seed money	1,083	2,034	2,017	—	518
Total net assets	$926,609	$3,827,349	$45,829,872	$1,251,168	$7,249,226
(1) Investment shares	61,324	421,051	872,784	48,289	285,178
(2) Investments, at cost	$822,085	$3,885,121	$32,138,157	$796,867	$4,751,273

See accompanying notes to financial statements.

14	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2021 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$2,209,929	$27,803,410	$264,497	$3,108,471	$8,972,699
Dividends receivable	280,967	3,627,930	9,674	114,419	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	93	—	428	504
Receivable for share redemptions	1,645	33,345	193	3,023	39,184
Total assets	2,492,541	31,464,778	274,364	3,226,341	9,012,387

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,645	22,510	193	2,376	7,944
Contract terminations	—	10,835	—	647	31,240
Payable for investments purchased	280,967	3,628,023	9,674	114,847	504
Total liabilities	282,612	3,661,368	9,867	117,870	39,688
Net assets applicable to contracts in accumulation period	2,209,929	27,774,645	264,497	3,107,658	8,971,876
Net assets applicable to contracts in payment period	—	26,908	—	675	—
Net assets applicable to seed money	—	1,857	—	138	823
Total net assets	$2,209,929	$27,803,410	$264,497	$3,108,471	$8,972,699
(1) Investment shares	54,392	705,849	9,080	107,411	772,842
(2) Investments, at cost	$1,668,066	$23,217,906	$178,631	$2,107,221	$8,930,102

December 31, 2021 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Assets
Investments, at fair value(1),(2)	$2,827,388	$4,247,122	$9,988,506	$8,656,216	$7,657,789
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	40	3,010	643	157	—
Receivable for share redemptions	4,386	3,994	8,319	13,073	9,642
Total assets	2,831,814	4,254,126	9,997,468	8,669,446	7,667,431

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,107	3,994	8,300	7,360	5,678
Contract terminations	2,279	—	19	5,713	3,964
Payable for investments purchased	40	3,010	643	157	—
Total liabilities	4,426	7,004	8,962	13,230	9,642
Net assets applicable to contracts in accumulation period	2,755,718	4,246,024	9,987,283	8,654,542	7,603,047
Net assets applicable to contracts in payment period	71,670	—	—	—	54,742
Net assets applicable to seed money	—	1,098	1,223	1,674	—
Total net assets	$2,827,388	$4,247,122	$9,988,506	$8,656,216	$7,657,789
(1) Investment shares	161,842	253,408	520,235	493,513	392,305
(2) Investments, at cost	$2,627,713	$3,887,910	$9,354,068	$7,790,143	$6,131,663

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	15

Statement of Assets and Liabilities

December 31, 2021 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Assets
Investments, at fair value(1),(2)	$669,316	$507,763	$4,784,020	$470,460	$2,346,357
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	108	—	—	3,345
Receivable for share redemptions	948	399	4,534	347	1,794
Total assets	670,264	508,270	4,788,554	470,807	2,351,496

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	561	399	3,691	347	1,794
Contract terminations	387	—	843	—	—
Payable for investments purchased	—	108	—	—	3,345
Total liabilities	948	507	4,534	347	5,139
Net assets applicable to contracts in accumulation period	668,276	507,763	4,783,913	470,460	2,344,209
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,040	—	107	—	2,148
Total net assets	$669,316	$507,763	$4,784,020	$470,460	$2,346,357
(1) Investment shares	68,789	38,820	238,486	5,308	28,256
(2) Investments, at cost	$643,876	$473,773	$3,956,290	$296,431	$1,580,725

December 31, 2021 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Dis Mid Cap Gro, Ser II
Assets
Investments, at fair value(1),(2)	$1,351,562	$5,001,409	$6,637,184	$1,006,396	$630,583
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	4,047	—	121	25	425
Receivable for share redemptions	1,268	4,789	7,048	705	538
Total assets	1,356,877	5,006,198	6,644,353	1,007,126	631,546

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,268	3,808	7,048	694	538
Contract terminations	—	981	—	11	—
Payable for investments purchased	4,047	—	121	25	425
Total liabilities	5,315	4,789	7,169	730	963
Net assets applicable to contracts in accumulation period	1,350,314	5,001,114	6,602,797	1,006,396	629,612
Net assets applicable to contracts in payment period	—	—	34,387	—	—
Net assets applicable to seed money	1,248	295	—	—	971
Total net assets	$1,351,562	$5,001,409	$6,637,184	$1,006,396	$630,583
(1) Investment shares	128,110	237,597	175,633	8,780	6,077
(2) Investments, at cost	$1,337,919	$3,546,025	$5,020,070	$727,775	$468,529

See accompanying notes to financial statements.

16	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2021 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II
Assets
Investments, at fair value(1),(2)	$750,867	$459,302	$9,729,855	$8,438,146	$1,598,747
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	15	4,517	6,314	471
Receivable for share redemptions	599	436	8,358	6,806	1,272
Total assets	751,466	459,753	9,742,730	8,451,266	1,600,490

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	599	365	8,358	6,806	1,272
Contract terminations	—	71	—	—	—
Payable for investments purchased	—	15	4,517	6,314	471
Total liabilities	599	451	12,875	13,120	1,743
Net assets applicable to contracts in accumulation period	750,867	459,302	9,727,519	8,433,277	1,580,857
Net assets applicable to contracts in payment period	—	—	—	4,097	17,739
Net assets applicable to seed money	—	—	2,336	772	151
Total net assets	$750,867	$459,302	$9,729,855	$8,438,146	$1,598,747
(1) Investment shares	25,180	15,533	173,191	1,830,400	50,561
(2) Investments, at cost	$551,349	$348,736	$7,007,123	$9,467,993	$1,333,228

December 31, 2021 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Janus Henderson VIT Bal, Serv
Assets
Investments, at fair value(1),(2)	$2,783,813	$272,441	$5,972,419	$1,603,366	$14,328,360
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	106	—	1,190	86	919
Receivable for share redemptions	2,191	222	5,269	1,201	14,844
Total assets	2,786,110	272,663	5,978,878	1,604,653	14,344,123

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,156	222	5,260	1,201	14,844
Contract terminations	35	—	9	—	—
Payable for investments purchased	106	—	1,190	86	919
Total liabilities	2,297	222	6,459	1,287	15,763
Net assets applicable to contracts in accumulation period	2,760,804	272,057	5,970,446	1,603,197	14,326,293
Net assets applicable to contracts in payment period	22,595	—	—	—	—
Net assets applicable to seed money	414	384	1,973	169	2,067
Total net assets	$2,783,813	$272,441	$5,972,419	$1,603,366	$14,328,360
(1) Investment shares	68,365	7,722	193,721	42,105	269,634
(2) Investments, at cost	$2,279,575	$228,725	$4,471,891	$1,029,718	$11,529,670

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	17

Statement of Assets and Liabilities

December 31, 2021 (continued)	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv
Assets
Investments, at fair value(1),(2)	$1,027,039	$1,789,490	$1,647,021	$1,110,503	$3,715,581
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	32	309	5	46
Receivable for share redemptions	754	2,395	1,120	1,046	3,491
Total assets	1,027,793	1,791,917	1,648,450	1,111,554	3,719,118

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	754	1,558	1,120	788	3,144
Contract terminations	—	837	—	258	347
Payable for investments purchased	—	32	309	5	46
Total liabilities	754	2,427	1,429	1,051	3,537
Net assets applicable to contracts in accumulation period	1,027,039	1,788,464	1,647,021	1,110,503	3,711,659
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	1,026	—	—	3,922
Total net assets	$1,027,039	$1,789,490	$1,647,021	$1,110,503	$3,715,581
(1) Investment shares	11,104	134,852	78,767	27,072	68,377
(2) Investments, at cost	$561,213	$1,782,557	$836,720	$929,726	$2,274,728

December 31, 2021 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II
Assets
Investments, at fair value(1),(2)	$1,224,280	$4,377,887	$2,211,130	$5,741,753	$5,880,176
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	228	620	321	7,478
Receivable for share redemptions	1,212	4,233	1,559	5,509	5,014
Total assets	1,225,492	4,382,348	2,213,309	5,747,583	5,892,668

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,212	3,370	1,559	4,802	5,014
Contract terminations	—	863	—	707	—
Payable for investments purchased	—	228	620	321	7,478
Total liabilities	1,212	4,461	2,179	5,830	12,492
Net assets applicable to contracts in accumulation period	1,222,763	4,377,719	2,211,040	5,735,741	5,876,660
Net assets applicable to contracts in payment period	—	—	—	4,216	—
Net assets applicable to seed money	1,517	168	90	1,796	3,516
Total net assets	$1,224,280	$4,377,887	$2,211,130	$5,741,753	$5,880,176
(1) Investment shares	83,171	161,725	111,448	152,787	366,595
(2) Investments, at cost	$1,043,936	$3,162,025	$1,931,888	$4,710,955	$6,928,323

See accompanying notes to financial statements.

18	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2021 (continued)	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl
Assets
Investments, at fair value(1),(2)	$764,535	$784,795	$1,130,011	$131,223	$4,146,180
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	135	301	—	—	156
Receivable for share redemptions	658	613	7,240	118	5,466
Total assets	765,328	785,709	1,137,251	131,341	4,151,802

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	587	613	986	118	3,390
Contract terminations	71	—	6,254	—	2,076
Payable for investments purchased	135	301	—	—	156
Total liabilities	793	914	7,240	118	5,622
Net assets applicable to contracts in accumulation period	764,535	784,616	1,127,468	129,632	4,145,206
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	179	2,543	1,591	974
Total net assets	$764,535	$784,795	$1,130,011	$131,223	$4,146,180
(1) Investment shares	73,797	47,941	30,442	11,521	355,590
(2) Investments, at cost	$679,237	$553,340	$790,341	$113,970	$3,876,218

December 31, 2021 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA
Assets
Investments, at fair value(1),(2)	$421,656	$6,676,140	$1,330,665	$592,233	$8,336,627
Dividends receivable	—	11,203	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	37	25	43	55
Receivable for share redemptions	358	5,783	977	409	8,869
Total assets	422,014	6,693,163	1,331,667	592,685	8,345,551

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	358	5,783	977	409	8,869
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	11,240	25	43	55
Total liabilities	358	17,023	1,002	452	8,924
Net assets applicable to contracts in accumulation period	419,859	6,655,150	1,330,665	587,867	8,329,168
Net assets applicable to contracts in payment period	—	—	—	4,063	7,459
Net assets applicable to seed money	1,797	20,990	—	303	—
Total net assets	$421,656	$6,676,140	$1,330,665	$592,233	$8,336,627
(1) Investment shares	32,460	620,459	71,273	34,715	163,271
(2) Investments, at cost	$404,138	$6,879,230	$1,045,096	$455,678	$5,050,386
See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	19

Statement of Assets and Liabilities

December 31, 2021 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S
Assets
Investments, at fair value(1),(2)	$1,111,679	$376,996	$1,562,822	$440,178	$1,006,789
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	55	—	2,677	—	228
Receivable for share redemptions	973	290	1,408	334	1,874
Total assets	1,112,707	377,286	1,566,907	440,512	1,008,891

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	797	290	1,408	334	901
Contract terminations	176	—	—	—	973
Payable for investments purchased	55	—	2,677	—	228
Total liabilities	1,028	290	4,085	334	2,102
Net assets applicable to contracts in accumulation period	1,111,284	376,996	1,561,940	440,178	1,004,960
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	395	—	882	—	1,829
Total net assets	$1,111,679	$376,996	$1,562,822	$440,178	$1,006,789
(1) Investment shares	22,591	25,524	119,027	23,781	114,930
(2) Investments, at cost	$704,540	$259,851	$1,874,833	$398,967	$1,019,610

December 31, 2021 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2
Assets
Investments, at fair value(1),(2)	$44,159,953	$47,714,860	$32,802,093	$25,375,348	$10,877,077
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	8,222	32,936	25	202	—
Receivable for share redemptions	37,687	37,768	29,631	21,514	9,156
Total assets	44,205,862	47,785,564	32,831,749	25,397,064	10,886,233

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	37,687	37,768	29,470	21,514	9,156
Contract terminations	—	—	161	—	—
Payable for investments purchased	8,222	32,936	25	202	—
Total liabilities	45,909	70,704	29,656	21,716	9,156
Net assets applicable to contracts in accumulation period	44,159,719	47,714,860	32,801,481	25,375,257	10,876,674
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	234	—	612	91	403
Total net assets	$44,159,953	$47,714,860	$32,802,093	$25,375,348	$10,877,077
(1) Investment shares	1,506,651	1,625,166	1,953,668	1,512,238	798,025
(2) Investments, at cost	$24,410,440	$20,916,745	$26,633,002	$19,105,266	$8,630,225

See accompanying notes to financial statements.

20	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2021 (continued)	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$36,208,944	$43,039,063	$110,899,410	$713,185,086	$1,089,494,647
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	53	—	34,809	24,160
Receivable for share redemptions	30,409	39,244	98,559	605,387	964,100
Total assets	36,239,353	43,078,360	110,997,969	713,825,282	1,090,482,907

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	30,271	38,410	98,559	605,061	952,839
Contract terminations	138	834	—	326	11,261
Payable for investments purchased	—	53	—	34,809	24,160
Total liabilities	30,409	39,297	98,559	640,196	988,260
Net assets applicable to contracts in accumulation period	36,208,524	43,038,801	110,899,138	713,184,906	1,089,494,536
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	420	262	272	180	111
Total net assets	$36,208,944	$43,039,063	$110,899,410	$713,185,086	$1,089,494,647
(1) Investment shares	2,435,033	3,058,924	7,168,675	38,281,540	58,512,065
(2) Investments, at cost	$29,817,962	$36,637,942	$86,259,002	$476,402,665	$715,843,798

December 31, 2021 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$502,487,179	$432,673,372	$189,530,018	$125,937,810	$90,527,071
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,778	880	9,765	7,424	1,125
Receivable for share redemptions	439,826	349,220	163,040	101,316	78,938
Total assets	502,930,783	433,023,472	189,702,823	126,046,550	90,607,134

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	438,384	349,054	162,538	101,316	78,938
Contract terminations	1,442	166	502	—	—
Payable for investments purchased	3,778	880	9,765	7,424	1,125
Total liabilities	443,604	350,100	172,805	108,740	80,063
Net assets applicable to contracts in accumulation period	502,299,342	432,673,372	189,387,844	125,937,755	90,419,396
Net assets applicable to contracts in payment period	187,677	—	141,896	—	107,181
Net assets applicable to seed money	160	—	278	55	494
Total net assets	$502,487,179	$432,673,372	$189,530,018	$125,937,810	$90,527,071
(1) Investment shares	22,077,644	18,985,229	7,312,115	4,851,225	4,637,657
(2) Investments, at cost	$308,156,369	$213,141,774	$108,337,522	$57,322,800	$63,343,334

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	21

Statement of Assets and Liabilities

December 31, 2021 (continued)	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$78,613,670	$1,093,323	$291,274	$1,685,775	$810,976
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	13	—	60
Receivable for share redemptions	67,514	1,024	259	2,544	693
Total assets	78,681,184	1,094,347	291,546	1,688,319	811,729

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	65,113	1,024	259	1,351	693
Contract terminations	2,401	—	—	1,193	—
Payable for investments purchased	—	—	13	—	60
Total liabilities	67,514	1,024	272	2,544	753
Net assets applicable to contracts in accumulation period	78,613,643	1,092,272	290,831	1,685,689	809,828
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	27	1,051	443	86	1,148
Total net assets	$78,613,670	$1,093,323	$291,274	$1,685,775	$810,976
(1) Investment shares	4,019,104	98,765	8,287	47,327	60,341
(2) Investments, at cost	$46,775,892	$1,096,011	$144,301	$508,741	$722,513

December 31, 2021 (continued)	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$2,745,640	$1,478,933	$1,623,350	$741,894	$3,393,353
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	302	150	—	13	182
Receivable for share redemptions	2,543	1,365	1,525	697	3,201
Total assets	2,748,485	1,480,448	1,624,875	742,604	3,396,736

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,543	1,365	1,525	697	2,560
Contract terminations	—	—	—	—	641
Payable for investments purchased	302	150	—	13	182
Total liabilities	2,845	1,515	1,525	710	3,383
Net assets applicable to contracts in accumulation period	2,744,399	1,477,923	1,622,922	741,286	3,393,302
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,241	1,010	428	608	51
Total net assets	$2,745,640	$1,478,933	$1,623,350	$741,894	$3,393,353
(1) Investment shares	189,224	146,865	43,827	20,343	91,762
(2) Investments, at cost	$2,344,044	$1,436,745	$1,010,131	$542,091	$1,495,558

See accompanying notes to financial statements.

22	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2021 (continued)	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
Assets
Investments, at fair value(1),(2)	$30,735,465	$268,290,783	$150,642,654	$8,546,627	$12,517,077
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	100	52	16,436	128	3,799
Receivable for share redemptions	27,561	229,025	131,772	8,913	9,350
Total assets	30,763,126	268,519,860	150,790,862	8,555,668	12,530,226

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	27,561	227,109	131,772	6,466	9,350
Contract terminations	—	1,916	—	2,447	—
Payable for investments purchased	100	52	16,436	128	3,799
Total liabilities	27,661	229,077	148,208	9,041	13,149
Net assets applicable to contracts in accumulation period	30,735,136	268,290,458	150,642,344	8,534,522	12,481,418
Net assets applicable to contracts in payment period	—	—	—	12,105	35,659
Net assets applicable to seed money	329	325	310	—	—
Total net assets	$30,735,465	$268,290,783	$150,642,654	$8,546,627	$12,517,077
(1) Investment shares	2,143,338	15,652,905	9,570,690	262,006	486,289
(2) Investments, at cost	$25,867,016	$204,920,051	$118,749,778	$7,031,025	$12,309,623

December 31, 2021 (continued)					WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)					$829,632
Dividends receivable					—
Accounts receivable from RiverSource Life of NY for contract purchase payments					52
Receivable for share redemptions					754
Total assets					830,438

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee					754
Contract terminations					—
Payable for investments purchased					52
Total liabilities					806
Net assets applicable to contracts in accumulation period					828,500
Net assets applicable to contracts in payment period					—
Net assets applicable to seed money					1,132
Total net assets					$829,632
(1) Investment shares					111,510
(2) Investments, at cost					$846,680

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	23

Statement of Operations

Year ended December 31, 2021	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Investment income
Dividend income	$13,066	$—	$32,315	$75,488	$—
Variable account expenses	10,767	5,876	44,421	39,259	77,689
Investment income (loss) — net	2,299	(5,876)	(12,106)	36,229	(77,689)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	277,017	134,495	688,508	642,032	1,738,065
Cost of investments sold	240,308	74,905	527,593	616,036	1,368,148
Net realized gain (loss) on sales of investments	36,709	59,590	160,915	25,996	369,917
Distributions from capital gains	—	78,448	—	—	533,472
Net change in unrealized appreciation or depreciation of investments	35,649	(7,290)	1,031,166	364,457	940,021
Net gain (loss) on investments	72,358	130,748	1,192,081	390,453	1,843,410
Net increase (decrease) in net assets resulting from operations	$74,657	$124,872	$1,179,975	$426,682	$1,765,721

Year ended December 31, 2021 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$14,576	$13,323	$1,261	$—	$35,063
Variable account expenses	21,035	11,295	28,894	63,673	18,322
Investment income (loss) — net	(6,459)	2,028	(27,633)	(63,673)	16,741

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	261,222	306,339	369,910	1,054,815	430,661
Cost of investments sold	187,699	433,259	259,464	706,277	426,910
Net realized gain (loss) on sales of investments	73,523	(126,920)	110,446	348,538	3,751
Distributions from capital gains	228,206	—	151,981	709,494	—
Net change in unrealized appreciation or depreciation of investments	54,000	203,221	405,491	(581,051)	485,988
Net gain (loss) on investments	355,729	76,301	667,918	476,981	489,739
Net increase (decrease) in net assets resulting from operations	$349,270	$78,329	$640,285	$413,308	$506,480

Year ended December 31, 2021 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I
Investment income
Dividend income	$485	$177	$21,418	$—	$11,944
Variable account expenses	2,567	10,258	20,811	33,019	5,799
Investment income (loss) — net	(2,082)	(10,081)	607	(33,019)	6,145

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	33,544	104,425	538,779	689,564	111,921
Cost of investments sold	20,161	66,713	385,281	428,405	65,936
Net realized gain (loss) on sales of investments	13,383	37,712	153,498	261,159	45,985
Distributions from capital gains	8,584	33,360	—	234,614	—
Net change in unrealized appreciation or depreciation of investments	3,794	27,674	281,873	240,903	91,038
Net gain (loss) on investments	25,761	98,746	435,371	736,676	137,023
Net increase (decrease) in net assets resulting from operations	$23,679	$88,665	$435,978	$703,657	$143,168

See accompanying notes to financial statements.

24	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2021 (continued)	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 2(1)
Investment income
Dividend income	$178,777	$53,196	$8,762	$—	$—
Variable account expenses	110,640	60,846	6,266	6,790	9,783
Investment income (loss) — net	68,137	(7,650)	2,496	(6,790)	(9,783)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,427,492	443,985	271,509	208,224	21,605
Cost of investments sold	934,742	410,317	199,737	130,220	21,233
Net realized gain (loss) on sales of investments	492,750	33,668	71,772	78,004	372
Distributions from capital gains	—	1,101,181	22,613	81,419	—
Net change in unrealized appreciation or depreciation of investments	1,680,195	(872,977)	1,053	(68,565)	83,417
Net gain (loss) on investments	2,172,945	261,872	95,438	90,858	83,789
Net increase (decrease) in net assets resulting from operations	$2,241,082	$254,222	$97,934	$84,068	$74,006

(1) For the period May 3, 2021 (commencement of operations) to December 31, 2021.

Year ended December 31, 2021 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	534,645	6,810	55,972	20,839	223,090
Investment income (loss) — net	(534,645)	(6,810)	(55,972)	(20,839)	(223,090)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,999,344	83,525	613,368	129,056	2,540,631
Cost of investments sold	3,214,476	84,409	361,053	83,301	863,617
Net realized gain (loss) on sales of investments	1,784,868	(884)	252,315	45,755	1,677,014
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,845,957	171,897	822,167	477,786	4,051,724
Net gain (loss) on investments	6,630,825	171,013	1,074,482	523,541	5,728,738
Net increase (decrease) in net assets resulting from operations	$6,096,180	$164,203	$1,018,510	$502,702	$5,505,648

Year ended December 31, 2021 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3
Investment income
Dividend income	$—	$—	$55,505	$27,634	$81,224
Variable account expenses	32,712	215,979	14,677	34,576	81,331
Investment income (loss) — net	(32,712)	(215,979)	40,828	(6,942)	(107)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	343,097	2,537,620	162,183	354,043	1,387,997
Cost of investments sold	239,811	1,065,034	163,881	295,818	999,414
Net realized gain (loss) on sales of investments	103,286	1,472,586	(1,698)	58,225	388,583
Distributions from capital gains	—	—	—	123,021	298,069
Net change in unrealized appreciation or depreciation of investments	546,442	3,596,758	(88,376)	(489,394)	(1,320,882)
Net gain (loss) on investments	649,728	5,069,344	(90,074)	(308,148)	(634,230)
Net increase (decrease) in net assets resulting from operations	$617,016	$4,853,365	$(49,246)	$(315,090)	$(634,337)

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	25

Statement of Operations

Year ended December 31, 2021 (continued)	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2
Investment income
Dividend income	$34,162	$144,845	$699	$820	$156,280
Variable account expenses	10,878	34,208	75,234	79,324	37,212
Investment income (loss) — net	23,284	110,637	(74,535)	(78,504)	119,068

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	228,928	768,572	4,604,373	3,832,668	461,678
Cost of investments sold	230,383	890,770	4,604,371	3,832,649	449,597
Net realized gain (loss) on sales of investments	(1,455)	(122,198)	2	19	12,081
Distributions from capital gains	—	—	703	816	—
Net change in unrealized appreciation or depreciation of investments	(23,085)	19,421	1	(18)	(15,885)
Net gain (loss) on investments	(24,540)	(102,777)	706	817	(3,804)
Net increase (decrease) in net assets resulting from operations	$(1,256)	$7,860	$(73,829)	$(77,687)	$115,264

Year ended December 31, 2021 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
Investment income
Dividend income	$335,394	$350,767	$524,490	$154,600	$515,716
Variable account expenses	66,618	42,471	54,638	52,073	156,141
Investment income (loss) — net	268,776	308,296	469,852	102,527	359,575

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	891,473	816,983	764,289	630,558	2,465,440
Cost of investments sold	872,400	811,246	833,612	628,071	2,366,684
Net realized gain (loss) on sales of investments	19,073	5,737	(69,323)	2,487	98,756
Distributions from capital gains	—	—	—	361,580	1,158,811
Net change in unrealized appreciation or depreciation of investments	(36,226)	(192,529)	(198,560)	(546,185)	(1,823,743)
Net gain (loss) on investments	(17,153)	(186,792)	(267,883)	(182,118)	(566,176)
Net increase (decrease) in net assets resulting from operations	$251,623	$121,504	$201,969	$(79,591)	$(206,601)

Year ended December 31, 2021 (continued)	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2(1)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$54,713
Variable account expenses	45,936	43,330	10,790	632,652	38,701
Investment income (loss) — net	(45,936)	(43,330)	(10,790)	(632,652)	16,012

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	878,720	864,575	15,260	11,532,876	1,150,408
Cost of investments sold	533,716	262,173	14,665	6,902,872	1,132,320
Net realized gain (loss) on sales of investments	345,004	602,402	595	4,630,004	18,088
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	687,519	647,077	240,990	10,937,756	(105,214)
Net gain (loss) on investments	1,032,523	1,249,479	241,585	15,567,760	(87,126)
Net increase (decrease) in net assets resulting from operations	$986,587	$1,206,149	$230,795	$14,935,108	$(71,114)

(1)	For the period May 3, 2021 (commencement of operations) to December 31, 2021.

See accompanying notes to financial statements.

26	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2021 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3
Investment income
Dividend income	$24,573	$—	$—	$10,400	$45,012
Variable account expenses	13,426	17,748	52,702	9,995	40,956
Investment income (loss) — net	11,147	(17,748)	(52,702)	405	4,056

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	240,389	255,560	476,731	110,845	530,494
Cost of investments sold	232,969	179,194	150,658	100,074	435,220
Net realized gain (loss) on sales of investments	7,420	76,366	326,073	10,771	95,274
Distributions from capital gains	64,831	—	—	19,977	77,998
Net change in unrealized appreciation or depreciation of investments	(148,944)	138,175	376,772	27,111	144,154
Net gain (loss) on investments	(76,693)	214,541	702,845	57,859	317,426
Net increase (decrease) in net assets resulting from operations	$(65,546)	$196,793	$650,143	$58,264	$321,482

Year ended December 31, 2021 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	20,424	8,454	16,491	18,806	9,741
Investment income (loss) — net	(20,424)	(8,454)	(16,491)	(18,806)	(9,741)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	187,689	248,939	424,308	324,691	208,896
Cost of investments sold	142,012	148,924	293,854	136,515	149,524
Net realized gain (loss) on sales of investments	45,677	100,015	130,454	188,176	59,372
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	335,144	96,395	263,863	371,175	143,987
Net gain (loss) on investments	380,821	196,410	394,317	559,351	203,359
Net increase (decrease) in net assets resulting from operations	$360,397	$187,956	$377,826	$540,545	$193,618

Year ended December 31, 2021 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Investment income
Dividend income	$—	$185,259	$22,417	$67,367	$31,364
Variable account expenses	13,416	40,242	14,606	31,275	5,777
Investment income (loss) — net	(13,416)	145,017	7,811	36,092	25,587

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	210,391	658,862	507,129	699,295	111,074
Cost of investments sold	93,689	650,996	500,969	684,515	156,385
Net realized gain (loss) on sales of investments	116,702	7,866	6,160	14,780	(45,311)
Distributions from capital gains	—	—	19,807	55,521	—
Net change in unrealized appreciation or depreciation of investments	276,262	(137,065)	(68,158)	(172,828)	169,706
Net gain (loss) on investments	392,964	(129,199)	(42,191)	(102,527)	124,395
Net increase (decrease) in net assets resulting from operations	$379,548	$15,818	$(34,380)	$(66,435)	$149,982

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	27

Statement of Operations

Year ended December 31, 2021 (continued)	CTIVP Allspg Short Dur Govt, Cl 2	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2
Investment income
Dividend income	$44,721	$22,668	$10,971	$28,003	$11,818
Variable account expenses	46,568	12,430	19,641	37,474	10,871
Investment income (loss) — net	(1,847)	10,238	(8,670)	(9,471)	947

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,202,235	73,306	221,716	821,760	179,486
Cost of investments sold	5,260,964	70,914	220,694	924,529	179,643
Net realized gain (loss) on sales of investments	(58,729)	2,392	1,022	(102,769)	(157)
Distributions from capital gains	60,450	23,171	40,106	83,793	101,617
Net change in unrealized appreciation or depreciation of investments	(106,161)	(44,854)	33,999	171,229	247,000
Net gain (loss) on investments	(104,440)	(19,291)	75,127	152,253	348,460
Net increase (decrease) in net assets resulting from operations	$(106,287)	$(9,053)	$66,457	$142,782	$349,407

Year ended December 31, 2021 (continued)	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Loomis Sayles Gro, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	65,013	31,385	41,438	18,666	31,035
Investment income (loss) — net	(65,013)	(31,385)	(41,438)	(18,666)	(31,035)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,106,032	298,286	750,645	119,625	1,101,402
Cost of investments sold	447,342	180,412	513,382	77,314	826,976
Net realized gain (loss) on sales of investments	658,690	117,874	237,263	42,311	274,426
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	549,954	308,531	602,410	(135,428)	342,680
Net gain (loss) on investments	1,208,644	426,405	839,673	(93,117)	617,106
Net increase (decrease) in net assets resulting from operations	$1,143,631	$395,020	$798,235	$(111,783)	$586,071

Year ended December 31, 2021 (continued)	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II
Investment income
Dividend income	$12,711	$—	$—	$—	$11,481
Variable account expenses	11,735	46,279	11,279	14,307	7,867
Investment income (loss) — net	976	(46,279)	(11,279)	(14,307)	3,614

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	425,204	751,702	217,009	254,689	113,766
Cost of investments sold	427,494	494,702	127,819	131,084	99,445
Net realized gain (loss) on sales of investments	(2,290)	257,000	89,190	123,605	14,321
Distributions from capital gains	49,050	—	—	—	74,474
Net change in unrealized appreciation or depreciation of investments	(76,693)	874,085	219,950	81,091	(24,073)
Net gain (loss) on investments	(29,933)	1,131,085	309,140	204,696	64,722
Net increase (decrease) in net assets resulting from operations	$(28,957)	$1,084,806	$297,861	$190,389	$68,336

See accompanying notes to financial statements.

28	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2021 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Investment income
Dividend income	$15,139	$117,366	$10,834	$28,454	$155,060
Variable account expenses	9,804	38,271	407,354	10,572	64,152
Investment income (loss) — net	5,335	79,095	(396,520)	17,882	90,908

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	104,580	648,961	5,681,818	150,725	1,273,087
Cost of investments sold	94,598	658,479	3,809,586	97,070	846,283
Net realized gain (loss) on sales of investments	9,982	(9,518)	1,872,232	53,655	426,804
Distributions from capital gains	—	—	5,246,285	55,387	334,668
Net change in unrealized appreciation or depreciation of investments	73,769	37,437	2,629,882	139,276	722,279
Net gain (loss) on investments	83,751	27,919	9,748,399	248,318	1,483,751
Net increase (decrease) in net assets resulting from operations	$89,086	$107,014	$9,351,879	$266,200	$1,574,659

Year ended December 31, 2021 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Investment income
Dividend income	$10,769	$93,910	$1,119	$9,644	$213,365
Variable account expenses	18,492	249,241	2,143	26,813	87,134
Investment income (loss) — net	(7,723)	(155,331)	(1,024)	(17,169)	126,231

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	169,437	3,988,960	16,386	302,622	2,284,421
Cost of investments sold	112,736	2,906,895	11,116	206,653	2,214,957
Net realized gain (loss) on sales of investments	56,701	1,082,065	5,270	95,969	69,464
Distributions from capital gains	335,430	4,321,238	18,814	223,259	137,670
Net change in unrealized appreciation or depreciation of investments	68,185	277,823	19,562	194,944	(143,107)
Net gain (loss) on investments	460,316	5,681,126	43,646	514,172	64,027
Net increase (decrease) in net assets resulting from operations	$452,593	$5,525,795	$42,622	$497,003	$190,258

Year ended December 31, 2021 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Investment income
Dividend income	$24,831	$183,119	$280,645	$87,585	$33,455
Variable account expenses	24,245	43,364	96,416	86,118	63,233
Investment income (loss) — net	586	139,755	184,229	1,467	(29,778)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	606,603	406,131	1,732,098	1,934,107	1,340,921
Cost of investments sold	617,700	386,566	1,659,166	1,788,674	1,054,407
Net realized gain (loss) on sales of investments	(11,097)	19,565	72,932	145,433	286,514
Distributions from capital gains	63,886	—	—	231,917	984,543
Net change in unrealized appreciation or depreciation of investments	581,674	394,694	1,317,471	1,458,743	631,072
Net gain (loss) on investments	634,463	414,259	1,390,403	1,836,093	1,902,129
Net increase (decrease) in net assets resulting from operations	$635,049	$554,014	$1,574,632	$1,837,560	$1,872,351

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	29

Statement of Operations

Year ended December 31, 2021 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Investment income
Dividend income	$8,757	$2,300	$36,302	$—	$—
Variable account expenses	5,890	4,473	42,313	4,004	22,013
Investment income (loss) — net	2,867	(2,173)	(6,011)	(4,004)	(22,013)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	77,892	6,479	897,387	9,489	402,032
Cost of investments sold	72,682	4,935	606,668	5,428	228,794
Net realized gain (loss) on sales of investments	5,210	1,544	290,719	4,061	173,238
Distributions from capital gains	—	108,489	1,046,320	54,364	288,813
Net change in unrealized appreciation or depreciation of investments	11,583	(15,757)	(166,515)	(7,804)	(188,093)
Net gain (loss) on investments	16,793	94,276	1,170,524	50,621	273,958
Net increase (decrease) in net assets resulting from operations	$19,660	$92,103	$1,164,513	$46,617	$251,945

Year ended December 31, 2021 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Dis Mid Cap Gro, Ser II
Investment income
Dividend income	$39,850	$77,020	$41,084	$—	$—
Variable account expenses	14,615	44,356	78,488	7,811	6,821
Investment income (loss) — net	25,235	32,664	(37,404)	(7,811)	(6,821)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	103,978	1,035,625	661,633	82,938	218,960
Cost of investments sold	102,196	807,050	542,441	55,476	151,832
Net realized gain (loss) on sales of investments	1,782	228,575	119,192	27,462	67,128
Distributions from capital gains	42,875	—	140,717	103,197	77,800
Net change in unrealized appreciation or depreciation of investments	32,618	1,088,792	1,215,913	36,919	(21,787)
Net gain (loss) on investments	77,275	1,317,367	1,475,822	167,578	123,141
Net increase (decrease) in net assets resulting from operations	$102,510	$1,350,031	$1,438,418	$159,767	$116,320

Year ended December 31, 2021 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II
Investment income
Dividend income	$15,503	$8,698	$—	$379,190	$45
Variable account expenses	6,747	4,477	96,204	83,971	14,848
Investment income (loss) — net	8,756	4,221	(96,204)	295,219	(14,803)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	68,576	215,013	1,283,034	1,390,149	362,144
Cost of investments sold	53,719	172,633	905,696	1,500,113	283,067
Net realized gain (loss) on sales of investments	14,857	42,380	377,338	(109,964)	79,077
Distributions from capital gains	2,806	1,748	497,765	—	171,594
Net change in unrealized appreciation or depreciation of investments	90,621	29,771	441,040	(605,461)	(71,416)
Net gain (loss) on investments	108,284	73,899	1,316,143	(715,425)	179,255
Net increase (decrease) in net assets resulting from operations	$117,040	$78,120	$1,219,939	$(420,206)	$164,452

See accompanying notes to financial statements.

30	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2021 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Janus Henderson VIT Bal, Serv
Investment income
Dividend income	$29,969	$1,294	$10,617	$—	$85,040
Variable account expenses	25,866	2,680	60,008	14,446	147,516
Investment income (loss) — net	4,103	(1,386)	(49,391)	(14,446)	(62,476)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	338,040	74,950	682,340	317,719	937,808
Cost of investments sold	256,074	64,150	492,942	185,405	784,633
Net realized gain (loss) on sales of investments	81,966	10,800	189,398	132,314	153,175
Distributions from capital gains	193,076	14,714	371,235	153,653	89,208
Net change in unrealized appreciation or depreciation of investments	(148,024)	41,909	554,537	(59,950)	1,596,726
Net gain (loss) on investments	127,018	67,423	1,115,170	226,017	1,839,109
Net increase (decrease) in net assets resulting from operations	$131,121	$66,037	$1,065,779	$211,571	$1,776,633

Year ended December 31, 2021 (continued)	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv
Investment income
Dividend income	$2,596	$27,436	$1,841	$11,241	$594
Variable account expenses	9,047	16,926	12,786	9,252	35,741
Investment income (loss) — net	(6,451)	10,510	(10,945)	1,989	(35,147)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	152,802	159,665	120,650	140,195	588,035
Cost of investments sold	87,605	156,557	63,865	122,025	370,211
Net realized gain (loss) on sales of investments	65,197	3,108	56,785	18,170	217,824
Distributions from capital gains	97,917	38,944	211,101	—	189,409
Net change in unrealized appreciation or depreciation of investments	(3,037)	(83,282)	(13,158)	109,308	248,808
Net gain (loss) on investments	160,077	(41,230)	254,728	127,478	656,041
Net increase (decrease) in net assets resulting from operations	$153,626	$(30,720)	$243,783	$129,467	$620,894

Year ended December 31, 2021 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II
Investment income
Dividend income	$32,379	$1,345	$—	$81,887	$—
Variable account expenses	13,272	38,101	20,213	52,306	64,178
Investment income (loss) — net	19,107	(36,756)	(20,213)	29,581	(64,178)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	24,134	660,799	406,955	1,565,425	1,870,098
Cost of investments sold	21,448	475,685	291,261	1,336,207	1,694,525
Net realized gain (loss) on sales of investments	2,686	185,114	115,694	229,218	175,573
Distributions from capital gains	—	555,949	438,207	184,570	2,720,086
Net change in unrealized appreciation or depreciation of investments	93,489	220,263	(493,668)	190,635	(3,678,807)
Net gain (loss) on investments	96,175	961,326	60,233	604,423	(783,148)
Net increase (decrease) in net assets resulting from operations	$115,282	$924,570	$40,020	$634,004	$(847,326)

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	31

Statement of Operations

Year ended December 31, 2021 (continued)	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl
Investment income
Dividend income	$18,600	$2,501	$1,835	$375	$435,502
Variable account expenses	7,091	7,187	9,985	1,351	39,060
Investment income (loss) — net	11,509	(4,686)	(8,150)	(976)	396,442

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	227,821	103,454	57,623	20,810	508,385
Cost of investments sold	218,314	74,405	42,488	18,945	468,593
Net realized gain (loss) on sales of investments	9,507	29,049	15,135	1,865	39,792
Distributions from capital gains	—	11,432	20,162	7,753	—
Net change in unrealized appreciation or depreciation of investments	140,622	55,129	153,067	10,968	115,365
Net gain (loss) on investments	150,129	95,610	188,364	20,586	155,157
Net increase (decrease) in net assets resulting from operations	$161,638	$90,924	$180,214	$19,610	$551,599

Year ended December 31, 2021 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA
Investment income
Dividend income	$8,462	$105,170	$13,793	$6,880	$27,821
Variable account expenses	3,842	64,716	10,950	4,794	101,338
Investment income (loss) — net	4,620	40,454	2,843	2,086	(73,517)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,145	520,416	127,002	26,305	979,520
Cost of investments sold	8,758	523,209	105,282	20,386	630,803
Net realized gain (loss) on sales of investments	387	(2,793)	21,720	5,919	348,717
Distributions from capital gains	38,408	259,985	99,100	21,217	744,055
Net change in unrealized appreciation or depreciation of investments	(4,728)	(437,244)	90,542	14,971	594,357
Net gain (loss) on investments	34,067	(180,052)	211,362	42,107	1,687,129
Net increase (decrease) in net assets resulting from operations	$38,687	$(139,598)	$214,205	$44,193	$1,613,612

Year ended December 31, 2021 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S
Investment income
Dividend income	$1,576	$—	$—	$3,221	$126,540
Variable account expenses	9,518	3,260	16,535	4,137	10,798
Investment income (loss) — net	(7,942)	(3,260)	(16,535)	(916)	115,742

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	265,563	36,302	250,418	65,443	287,421
Cost of investments sold	174,103	25,405	301,323	60,227	256,748
Net realized gain (loss) on sales of investments	91,460	10,897	(50,905)	5,216	30,673
Distributions from capital gains	105,043	16,649	—	—	—
Net change in unrealized appreciation or depreciation of investments	36,057	63,565	(30,255)	80,599	(332,832)
Net gain (loss) on investments	232,560	91,111	(81,160)	85,815	(302,159)
Net increase (decrease) in net assets resulting from operations	$224,618	$87,851	$(97,695)	$84,899	$(186,417)

See accompanying notes to financial statements.

32	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2021 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	433,606	435,089	363,159	269,521	103,908
Investment income (loss) — net	(433,606)	(435,089)	(363,159)	(269,521)	(103,908)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,887,835	4,426,011	9,415,946	7,677,332	789,862
Cost of investments sold	4,298,726	2,056,182	7,534,522	5,721,874	651,593
Net realized gain (loss) on sales of investments	3,589,109	2,369,829	1,881,424	1,955,458	138,269
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,668,089	4,372,146	(920,076)	(1,219,673)	910,704
Net gain (loss) on investments	6,257,198	6,741,975	961,348	735,785	1,048,973
Net increase (decrease) in net assets resulting from operations	$5,823,592	$6,306,886	$598,189	$466,264	$945,065

Year ended December 31, 2021 (continued)	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	297,118	484,820	1,164,023	6,935,015	11,098,138
Investment income (loss) — net	(297,118)	(484,820)	(1,164,023)	(6,935,015)	(11,098,138)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,604,820	18,674,085	15,448,388	56,115,871	87,419,152
Cost of investments sold	1,364,540	16,152,336	12,159,236	37,858,006	58,307,995
Net realized gain (loss) on sales of investments	240,280	2,521,749	3,289,152	18,257,865	29,111,157
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,363,584	(1,362,108)	2,741,408	58,993,517	60,486,260
Net gain (loss) on investments	3,603,864	1,159,641	6,030,560	77,251,382	89,597,417
Net increase (decrease) in net assets resulting from operations	$3,306,746	$674,821	$4,866,537	$70,316,367	$78,499,279

Year ended December 31, 2021 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	5,100,607	4,235,022	1,912,678	1,226,904	963,722
Investment income (loss) — net	(5,100,607)	(4,235,022)	(1,912,678)	(1,226,904)	(963,722)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	58,011,445	68,468,681	39,295,108	24,438,812	15,643,823
Cost of investments sold	35,642,692	34,679,123	21,865,001	11,422,766	11,076,210
Net realized gain (loss) on sales of investments	22,368,753	33,789,558	17,430,107	13,016,046	4,567,613
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	20,334,966	5,226,338	4,722,567	2,228,731	734,406
Net gain (loss) on investments	42,703,719	39,015,896	22,152,674	15,244,777	5,302,019
Net increase (decrease) in net assets resulting from operations	$37,603,112	$34,780,874	$20,239,996	$14,017,873	$4,338,297

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	33

Statement of Operations

Year ended December 31, 2021 (continued)	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2
Investment income
Dividend income	$—	$12,572	$—	$—	$10,669
Variable account expenses	803,015	11,671	2,883	15,421	6,909
Investment income (loss) — net	(803,015)	901	(2,883)	(15,421)	3,760

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,360,550	75,063	44,838	344,701	72,562
Cost of investments sold	8,061,017	73,253	22,290	117,818	65,582
Net realized gain (loss) on sales of investments	5,299,533	1,810	22,548	226,883	6,980
Distributions from capital gains	—	27,195	—	—	—
Net change in unrealized appreciation or depreciation of investments	(626,125)	(54,335)	45,205	194,707	59,419
Net gain (loss) on investments	4,673,408	(25,330)	67,753	421,590	66,399
Net increase (decrease) in net assets resulting from operations	$3,870,393	$(24,429)	$64,870	$406,169	$70,159

Year ended December 31, 2021 (continued)	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$26,624	$—	$—	$—
Variable account expenses	27,776	14,715	18,687	8,296	31,274
Investment income (loss) — net	(27,776)	11,909	(18,687)	(8,296)	(31,274)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	386,657	275,195	422,441	291,763	960,147
Cost of investments sold	321,359	276,391	251,756	202,477	443,094
Net realized gain (loss) on sales of investments	65,298	(1,196)	170,685	89,286	517,053
Distributions from capital gains	121,855	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	66,129	99,095	(33,527)	67,442	258,170
Net gain (loss) on investments	253,282	97,899	137,158	156,728	775,223
Net increase (decrease) in net assets resulting from operations	$225,506	$109,808	$118,471	$148,432	$743,949

Year ended December 31, 2021 (continued)	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
Investment income
Dividend income	$—	$—	$—	$46,500	$97,057
Variable account expenses	324,840	2,427,011	1,442,732	74,757	116,356
Investment income (loss) — net	(324,840)	(2,427,011)	(1,442,732)	(28,257)	(19,299)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,827,679	17,272,066	16,818,856	1,287,863	2,180,941
Cost of investments sold	8,704,625	13,764,519	13,926,029	1,131,855	2,096,779
Net realized gain (loss) on sales of investments	1,123,054	3,507,547	2,892,827	156,008	84,162
Distributions from capital gains	—	—	—	128,151	432,037
Net change in unrealized appreciation or depreciation of investments	939,327	31,136,329	12,263,708	1,122,372	567,744
Net gain (loss) on investments	2,062,381	34,643,876	15,156,535	1,406,531	1,083,943
Net increase (decrease) in net assets resulting from operations	$1,737,541	$32,216,865	$13,713,803	$1,378,274	$1,064,644

See accompanying notes to financial statements.

34	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2021 (continued)	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$34,179
Variable account expenses	8,650
Investment income (loss) — net	25,529

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	73,982
Cost of investments sold	72,863
Net realized gain (loss) on sales of investments	1,119
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	(27,800)
Net gain (loss) on investments	(26,681)
Net increase (decrease) in net assets resulting from operations	$(1,152)

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	35

Statement of Changes in Net Assets

Year ended December 31, 2021	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$2,299	$(5,876)	$(12,106)	$36,229	$(77,689)
Net realized gain (loss) on sales of investments	36,709	59,590	160,915	25,996	369,917
Distributions from capital gains	—	78,448	—	—	533,472
Net change in unrealized appreciation or depreciation of investments	35,649	(7,290)	1,031,166	364,457	940,021
Net increase (decrease) in net assets resulting from operations	74,657	124,872	1,179,975	426,682	1,765,721

Contract transactions
Contract purchase payments	116,599	4,226	30,345	72,842	1,418,281
Net transfers(1)	(1,037)	22,222	6,509	17,320	46,783
Transfers for policy loans	—	—	1,987	9,294	370
Adjustments to net assets allocated to contracts in payment period	—	—	—	(975)	(10,459)
Contract charges	(292)	(732)	(2,538)	(6,031)	(1,575)
Contract terminations:
Surrender benefits	(263,151)	(107,860)	(439,665)	(427,366)	(276,766)
Death benefits	—	(2,486)	(113,402)	(49,505)	(33,586)
Increase (decrease) from contract transactions	(147,881)	(84,630)	(516,764)	(384,421)	1,143,048
Net assets at beginning of year	939,377	640,651	4,593,080	4,384,450	5,684,594
Net assets at end of year	$866,153	$680,893	$5,256,291	$4,426,711	$8,593,363

Accumulation unit activity
Units outstanding at beginning of year	701,794	211,542	1,648,132	2,729,445	1,107,646
Units purchased	86,010	11,395	25,327	129,533	282,640
Units redeemed	(188,212)	(36,869)	(185,157)	(281,614)	(73,987)
Units outstanding at end of year	599,592	186,068	1,488,302	2,577,364	1,316,299

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(6,459)	$2,028	$(27,633)	$(63,673)	$16,741
Net realized gain (loss) on sales of investments	73,523	(126,920)	110,446	348,538	3,751
Distributions from capital gains	228,206	—	151,981	709,494	—
Net change in unrealized appreciation or depreciation of investments	54,000	203,221	405,491	(581,051)	485,988
Net increase (decrease) in net assets resulting from operations	349,270	78,329	640,285	413,308	506,480

Contract transactions
Contract purchase payments	34,844	7,508	112,529	531,623	290,362
Net transfers(1)	(3,127)	(40,105)	(81,319)	204,526	(81,168)
Transfers for policy loans	12,273	—	1,689	(2,731)	236
Adjustments to net assets allocated to contracts in payment period	—	(1,219)	(8,308)	—	—
Contract charges	(1,587)	(2,289)	(1,050)	(2,344)	(452)
Contract terminations:
Surrender benefits	(147,070)	(203,559)	(184,820)	(508,830)	(200,038)
Death benefits	(63,467)	(15,713)	(9,956)	(135,069)	(6,741)
Increase (decrease) from contract transactions	(168,134)	(255,377)	(171,235)	87,175	2,199
Net assets at beginning of year	2,407,352	1,319,448	2,786,133	5,980,830	1,277,015
Net assets at end of year	$2,588,488	$1,142,400	$3,255,183	$6,481,313	$1,785,694

Accumulation unit activity
Units outstanding at beginning of year	740,635	825,927	671,233	1,085,018	1,815,791
Units purchased	21,570	4,471	30,974	127,884	394,712
Units redeemed	(69,862)	(154,801)	(66,824)	(116,502)	(345,381)
Units outstanding at end of year	692,343	675,597	635,383	1,096,400	1,865,122

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	37

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I
Operations
Investment income (loss) — net	$(2,082)	$(10,081)	$607	$(33,019)	$6,145
Net realized gain (loss) on sales of investments	13,383	37,712	153,498	261,159	45,985
Distributions from capital gains	8,584	33,360	—	234,614	—
Net change in unrealized appreciation or depreciation of investments	3,794	27,674	281,873	240,903	91,038
Net increase (decrease) in net assets resulting from operations	23,679	88,665	435,978	703,657	143,168

Contract transactions
Contract purchase payments	22	6,687	37,097	8,482	1,076
Net transfers(1)	1,147	(172)	(187,551)	437,775	4,924
Transfers for policy loans	380	—	203	236	—
Adjustments to net assets allocated to contracts in payment period	—	(251)	—	—	—
Contract charges	(55)	(329)	(975)	(3,013)	(277)
Contract terminations:
Surrender benefits	(30,948)	(40,149)	(269,303)	(512,622)	(105,941)
Death benefits	—	(10,108)	(11,759)	(7,378)	—
Increase (decrease) from contract transactions	(29,454)	(44,322)	(432,288)	(76,520)	(100,218)
Net assets at beginning of year	294,732	1,155,151	2,141,488	3,151,845	625,585
Net assets at end of year	$288,957	$1,199,494	$2,145,178	$3,778,982	$668,535

Accumulation unit activity
Units outstanding at beginning of year	155,347	432,063	751,572	612,944	151,337
Units purchased	823	11,928	15,014	80,766	1,260
Units redeemed	(14,773)	(26,839)	(141,386)	(91,138)	(21,818)
Units outstanding at end of year	141,397	417,152	625,200	602,572	130,779

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 2(2)
Operations
Investment income (loss) — net	$68,137	$(7,650)	$2,496	$(6,790)	$(9,783)
Net realized gain (loss) on sales of investments	492,750	33,668	71,772	78,004	372
Distributions from capital gains	—	1,101,181	22,613	81,419	—
Net change in unrealized appreciation or depreciation of investments	1,680,195	(872,977)	1,053	(68,565)	83,417
Net increase (decrease) in net assets resulting from operations	2,241,082	254,222	97,934	84,068	74,006

Contract transactions
Contract purchase payments	593,505	1,555,236	3,858	13,330	2,954,893
Net transfers(1)	(91,740)	1,222,767	(7,287)	(25,199)	1,202
Transfers for policy loans	6,616	(242)	953	1,282	—
Adjustments to net assets allocated to contracts in payment period	(2,280)	119,615	—	—	—
Contract charges	(4,004)	(1,147)	(528)	(699)	(15)
Contract terminations:
Surrender benefits	(726,387)	(184,670)	(212,988)	(124,771)	(18,850)
Death benefits	(170,864)	(20,601)	(44,739)	(29,020)	—
Increase (decrease) from contract transactions	(395,154)	2,690,958	(260,731)	(165,077)	2,937,230
Net assets at beginning of year	9,796,410	3,710,984	752,672	747,105	—
Net assets at end of year	$11,642,338	$6,656,164	$589,875	$666,096	$3,011,236

Accumulation unit activity
Units outstanding at beginning of year	3,381,445	2,193,358	318,110	178,073	—
Units purchased	194,822	1,603,734	1,918	6,060	2,862,520
Units redeemed	(310,767)	(128,076)	(102,352)	(42,132)	(17,972)
Units outstanding at end of year	3,265,500	3,669,016	217,676	142,001	2,844,548

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 3, 2021 (commencement of operations) to December 31, 2021.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	39

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$(534,645)	$(6,810)	$(55,972)	$(20,839)	$(223,090)
Net realized gain (loss) on sales of investments	1,784,868	(884)	252,315	45,755	1,677,014
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,845,957	171,897	822,167	477,786	4,051,724
Net increase (decrease) in net assets resulting from operations	6,096,180	164,203	1,018,510	502,702	5,505,648

Contract transactions
Contract purchase payments	2,310,184	50,681	371,767	276,536	116,227
Net transfers(1)	4,319,085	83,622	311,792	49,704	(301,831)
Transfers for policy loans	2,695	138	(1,244)	2,659	17,101
Adjustments to net assets allocated to contracts in payment period	(24,291)	—	—	—	(23,074)
Contract charges	(13,331)	(49)	(510)	(146)	(16,960)
Contract terminations:
Surrender benefits	(4,059,832)	(23,678)	(297,531)	(33,430)	(1,746,313)
Death benefits	(407,391)	—	(25,586)	—	(184,784)
Increase (decrease) from contract transactions	2,127,119	110,714	358,688	295,323	(2,139,634)
Net assets at beginning of year	43,556,947	478,838	4,179,723	1,489,607	18,579,878
Net assets at end of year	$51,780,246	$753,755	$5,556,921	$2,287,632	$21,945,892

Accumulation unit activity
Units outstanding at beginning of year	15,996,004	891,636	1,655,931	410,368	5,964,618
Units purchased	2,385,534	263,206	293,742	87,673	54,645
Units redeemed	(1,585,528)	(81,613)	(153,664)	(18,152)	(673,868)
Units outstanding at end of year	16,796,010	1,073,229	1,796,009	479,889	5,345,395

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$(32,712)	$(215,979)	$40,828	$(6,942)	$(107)
Net realized gain (loss) on sales of investments	103,286	1,472,586	(1,698)	58,225	388,583
Distributions from capital gains	—	—	—	123,021	298,069
Net change in unrealized appreciation or depreciation of investments	546,442	3,596,758	(88,376)	(489,394)	(1,320,882)
Net increase (decrease) in net assets resulting from operations	617,016	4,853,365	(49,246)	(315,090)	(634,337)

Contract transactions
Contract purchase payments	560,523	203,993	171,524	560,377	73,961
Net transfers(1)	275,639	(399,114)	38,431	206,170	345,385
Transfers for policy loans	574	15,086	—	—	6,403
Adjustments to net assets allocated to contracts in payment period	—	(17,902)	—	—	(2,850)
Contract charges	(518)	(14,021)	(205)	(376)	(8,136)
Contract terminations:
Surrender benefits	(204,453)	(1,470,132)	(38,702)	(150,959)	(908,022)
Death benefits	—	(259,195)	(10,079)	(16,081)	(108,151)
Increase (decrease) from contract transactions	631,765	(1,941,285)	160,969	599,131	(601,410)
Net assets at beginning of year	2,351,484	20,364,758	1,366,252	2,832,259	8,365,799
Net assets at end of year	$3,600,265	$23,276,838	$1,477,975	$3,116,300	$7,130,052

Accumulation unit activity
Units outstanding at beginning of year	980,982	6,509,050	1,171,398	1,484,710	2,264,940
Units purchased	305,675	61,938	208,191	385,402	163,627
Units redeemed	(78,522)	(603,263)	(66,543)	(87,099)	(290,752)
Units outstanding at end of year	1,208,135	5,967,725	1,313,046	1,783,013	2,137,815

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	41

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2
Operations
Investment income (loss) — net	$23,284	$110,637	$(74,535)	$(78,504)	$119,068
Net realized gain (loss) on sales of investments	(1,455)	(122,198)	2	19	12,081
Distributions from capital gains	—	—	703	816	—
Net change in unrealized appreciation or depreciation of investments	(23,085)	19,421	1	(18)	(15,885)
Net increase (decrease) in net assets resulting from operations	(1,256)	7,860	(73,829)	(77,687)	115,264

Contract transactions
Contract purchase payments	298,883	21,250	1,066,478	138,207	829,149
Net transfers(1)	(170,022)	148,980	(279,802)	(1,415,834)	147,439
Transfers for policy loans	—	3,289	(11,408)	11,099	95
Adjustments to net assets allocated to contracts in payment period	—	(79)	—	(782)	—
Contract charges	(70)	(7,166)	(1,013)	(7,335)	(221)
Contract terminations:
Surrender benefits	(12,205)	(464,070)	(1,055,034)	(1,287,301)	(108,658)
Death benefits	(1,194)	(126,874)	(255,177)	(369,253)	(53,547)
Increase (decrease) from contract transactions	115,392	(424,670)	(535,956)	(2,931,199)	814,257
Net assets at beginning of year	847,371	3,751,820	7,083,850	10,004,187	3,034,134
Net assets at end of year	$961,507	$3,335,010	$6,474,065	$6,995,301	$3,963,655

Accumulation unit activity
Units outstanding at beginning of year	830,487	2,296,360	7,633,764	9,565,581	1,699,445
Units purchased	293,481	143,050	1,376,392	197,786	625,001
Units redeemed	(183,549)	(396,937)	(1,954,801)	(3,073,046)	(192,580)
Units outstanding at end of year	940,419	2,042,473	7,055,355	6,690,321	2,131,866

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
Operations
Investment income (loss) — net	$268,776	$308,296	$469,852	$102,527	$359,575
Net realized gain (loss) on sales of investments	19,073	5,737	(69,323)	2,487	98,756
Distributions from capital gains	—	—	—	361,580	1,158,811
Net change in unrealized appreciation or depreciation of investments	(36,226)	(192,529)	(198,560)	(546,185)	(1,823,743)
Net increase (decrease) in net assets resulting from operations	251,623	121,504	201,969	(79,591)	(206,601)

Contract transactions
Contract purchase payments	38,086	666,504	39,668	755,444	109,177
Net transfers(1)	31,958	79,372	144,009	(193,688)	296,168
Transfers for policy loans	3,675	(11,148)	2,909	8,765	10,993
Adjustments to net assets allocated to contracts in payment period	(4,179)	—	(1,801)	—	(9,640)
Contract charges	(3,180)	(1,186)	(9,763)	(274)	(24,076)
Contract terminations:
Surrender benefits	(463,249)	(667,793)	(514,476)	(100,061)	(1,475,965)
Death benefits	(107,892)	(1,200)	(84,348)	(34,787)	(372,626)
Increase (decrease) from contract transactions	(504,781)	64,549	(423,802)	435,399	(1,465,969)
Net assets at beginning of year	6,750,512	3,840,997	5,912,112	4,746,827	17,000,631
Net assets at end of year	$6,497,354	$4,027,050	$5,690,279	$5,102,635	$15,328,061

Accumulation unit activity
Units outstanding at beginning of year	2,231,438	2,193,925	2,515,419	3,336,277	8,247,852
Units purchased	76,691	452,355	91,154	544,558	231,662
Units redeemed	(237,447)	(414,650)	(265,134)	(237,601)	(942,595)
Units outstanding at end of year	2,070,682	2,231,630	2,341,439	3,643,234	7,536,919

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	43

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2(2)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
Operations
Investment income (loss) — net	$(45,936)	$(43,330)	$(10,790)	$(632,652)	$16,012
Net realized gain (loss) on sales of investments	345,004	602,402	595	4,630,004	18,088
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	687,519	647,077	240,990	10,937,756	(105,214)
Net increase (decrease) in net assets resulting from operations	986,587	1,206,149	230,795	14,935,108	(71,114)

Contract transactions
Contract purchase payments	1,175,499	25,279	3,568,439	4,344,539	546,462
Net transfers(1)	(254,795)	(69,581)	158,872	(800,675)	348,031
Transfers for policy loans	900	—	—	(124,433)	(8,574)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(788)	(4,703)	(28)	(19,516)	(1,556)
Contract terminations:
Surrender benefits	(369,619)	(599,059)	(3,935)	(8,439,865)	(378,788)
Death benefits	(38,950)	(104,962)	—	(382,192)	(163,717)
Increase (decrease) from contract transactions	512,247	(753,026)	3,723,348	(5,422,142)	341,858
Net assets at beginning of year	3,620,065	4,786,731	—	57,309,529	3,536,953
Net assets at end of year	$5,118,899	$5,239,854	$3,954,143	$66,822,495	$3,807,697

Accumulation unit activity
Units outstanding at beginning of year	791,475	2,057,127	—	18,223,436	3,032,744
Units purchased	227,960	15,045	3,474,910	1,352,170	1,019,896
Units redeemed	(137,755)	(297,105)	(3,466)	(2,856,428)	(734,691)
Units outstanding at end of year	881,680	1,775,067	3,471,444	16,719,178	3,317,949

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 3, 2021 (commencement of operations) to December 31, 2021.

See accompanying notes to financial statements.

44	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3
Operations
Investment income (loss) — net	$11,147	$(17,748)	$(52,702)	$405	$4,056
Net realized gain (loss) on sales of investments	7,420	76,366	326,073	10,771	95,274
Distributions from capital gains	64,831	—	—	19,977	77,998
Net change in unrealized appreciation or depreciation of investments	(148,944)	138,175	376,772	27,111	144,154
Net increase (decrease) in net assets resulting from operations	(65,546)	196,793	650,143	58,264	321,482

Contract transactions
Contract purchase payments	43,809	628,577	63,685	239,919	38,235
Net transfers(1)	(155,157)	68,468	(24,111)	188,708	(31,065)
Transfers for policy loans	636	—	3,105	—	4,764
Adjustments to net assets allocated to contracts in payment period	—	—	(2,608)	—	(4,186)
Contract charges	(496)	(232)	(1,348)	(136)	(1,744)
Contract terminations:
Surrender benefits	(14,402)	(133,830)	(264,896)	(49,743)	(314,856)
Death benefits	(7,369)	(78,364)	(27,687)	(17,150)	(33,123)
Increase (decrease) from contract transactions	(132,979)	484,619	(253,860)	361,598	(341,975)
Net assets at beginning of year	1,495,930	1,073,949	4,394,436	566,065	3,705,501
Net assets at end of year	$1,297,405	$1,755,361	$4,790,719	$985,927	$3,685,008

Accumulation unit activity
Units outstanding at beginning of year	1,060,303	315,502	1,254,067	326,264	2,054,014
Units purchased	40,351	191,209	26,552	234,043	51,697
Units redeemed	(137,887)	(58,748)	(98,992)	(36,438)	(234,014)
Units outstanding at end of year	962,767	447,963	1,181,627	523,869	1,871,697

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	45

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(20,424)	$(8,454)	$(16,491)	$(18,806)	$(9,741)
Net realized gain (loss) on sales of investments	45,677	100,015	130,454	188,176	59,372
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	335,144	96,395	263,863	371,175	143,987
Net increase (decrease) in net assets resulting from operations	360,397	187,956	377,826	540,545	193,618

Contract transactions
Contract purchase payments	290,490	14,958	188,226	16,677	174,671
Net transfers(1)	1,221	114,124	(132,032)	(70,936)	69,622
Transfers for policy loans	—	109	—	1,833	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(97)	(619)	(102)	(1,432)	(95)
Contract terminations:
Surrender benefits	(40,670)	(133,553)	(70,993)	(156,671)	(59,161)
Death benefits	—	—	(71,232)	(22,372)	(24,761)
Increase (decrease) from contract transactions	250,944	(4,981)	(86,133)	(232,901)	160,276
Net assets at beginning of year	1,450,937	770,104	1,293,507	1,851,047	669,666
Net assets at end of year	$2,062,278	$953,079	$1,585,200	$2,158,691	$1,023,560

Accumulation unit activity
Units outstanding at beginning of year	469,953	272,688	463,126	635,304	254,984
Units purchased	88,013	48,595	62,418	8,366	77,881
Units redeemed	(21,977)	(50,044)	(90,347)	(75,330)	(30,636)
Units outstanding at end of year	535,989	271,239	435,197	568,340	302,229

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Operations
Investment income (loss) — net	$(13,416)	$145,017	$7,811	$36,092	$25,587
Net realized gain (loss) on sales of investments	116,702	7,866	6,160	14,780	(45,311)
Distributions from capital gains	—	—	19,807	55,521	—
Net change in unrealized appreciation or depreciation of investments	276,262	(137,065)	(68,158)	(172,828)	169,706
Net increase (decrease) in net assets resulting from operations	379,548	15,818	(34,380)	(66,435)	149,982

Contract transactions
Contract purchase payments	14,849	811,343	180,095	40,133	14,336
Net transfers(1)	20,036	(72,537)	349,869	157,554	19,758
Transfers for policy loans	776	—	—	(6,682)	228
Adjustments to net assets allocated to contracts in payment period	(400)	—	—	(2,480)	—
Contract charges	(854)	(284)	(50)	(2,356)	(462)
Contract terminations:
Surrender benefits	(116,824)	(256,488)	(22,693)	(294,943)	(53,165)
Death benefits	(15,229)	(55,654)	(36,789)	(33,161)	(5,561)
Increase (decrease) from contract transactions	(97,646)	426,380	470,432	(141,935)	(24,866)
Net assets at beginning of year	1,304,107	3,290,237	947,006	3,510,464	553,992
Net assets at end of year	$1,586,009	$3,732,435	$1,383,058	$3,302,094	$679,108

Accumulation unit activity
Units outstanding at beginning of year	413,266	2,515,395	819,791	2,429,002	1,174,179
Units purchased	24,451	710,738	490,684	272,899	106,718
Units redeemed	(44,179)	(390,812)	(85,491)	(366,891)	(147,062)
Units outstanding at end of year	393,538	2,835,321	1,224,984	2,335,010	1,133,835

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	47

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	CTIVP Allspg Short Dur Govt, Cl 2	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2
Operations
Investment income (loss) — net	$(1,847)	$10,238	$(8,670)	$(9,471)	$947
Net realized gain (loss) on sales of investments	(58,729)	2,392	1,022	(102,769)	(157)
Distributions from capital gains	60,450	23,171	40,106	83,793	101,617
Net change in unrealized appreciation or depreciation of investments	(106,161)	(44,854)	33,999	171,229	247,000
Net increase (decrease) in net assets resulting from operations	(106,287)	(9,053)	66,457	142,782	349,407

Contract transactions
Contract purchase payments	608,048	100,408	314,621	10,926	141,573
Net transfers(1)	(4,622,374)	94,939	183,966	304,490	(65,818)
Transfers for policy loans	2,658	—	—	(164)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,416)	(91)	(123)	(12,725)	(117)
Contract terminations:
Surrender benefits	(202,580)	(60,198)	(51,352)	(582,027)	(33,322)
Death benefits	(78,817)	—	—	(76,279)	(17,789)
Increase (decrease) from contract transactions	(4,294,481)	135,058	447,112	(355,779)	24,527
Net assets at beginning of year	6,853,806	1,014,560	1,617,274	4,160,402	836,693
Net assets at end of year	$2,453,038	$1,140,565	$2,130,843	$3,947,405	$1,210,627

Accumulation unit activity
Units outstanding at beginning of year	6,745,769	780,521	1,166,344	2,490,602	457,288
Units purchased	645,897	148,915	360,835	193,913	75,013
Units redeemed	(4,946,195)	(48,777)	(40,098)	(398,611)	(59,693)
Units outstanding at end of year	2,445,471	880,659	1,487,081	2,285,904	472,608

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Loomis Sayles Gro, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2
Operations
Investment income (loss) — net	$(65,013)	$(31,385)	$(41,438)	$(18,666)	$(31,035)
Net realized gain (loss) on sales of investments	658,690	117,874	237,263	42,311	274,426
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	549,954	308,531	602,410	(135,428)	342,680
Net increase (decrease) in net assets resulting from operations	1,143,631	395,020	798,235	(111,783)	586,071

Contract transactions
Contract purchase payments	40,390	315,046	474,442	443,341	796,877
Net transfers(1)	(171,893)	506,048	8,745	264,236	(109,115)
Transfers for policy loans	(7,411)	(1,580)	(1,200)	(1,105)	361
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(6,913)	(220)	(368)	(169)	(733)
Contract terminations:
Surrender benefits	(655,756)	(138,181)	(214,615)	(33,603)	(399,452)
Death benefits	(48,043)	—	(101,878)	(8,152)	(107,171)
Increase (decrease) from contract transactions	(849,626)	681,113	165,126	664,548	180,767
Net assets at beginning of year	6,691,268	2,104,439	3,422,539	1,270,296	2,645,017
Net assets at end of year	$6,985,273	$3,180,572	$4,385,900	$1,823,061	$3,411,855

Accumulation unit activity
Units outstanding at beginning of year	2,908,560	457,490	1,210,300	226,347	1,080,765
Units purchased	20,178	176,907	204,405	123,831	338,216
Units redeemed	(343,439)	(42,325)	(164,239)	(7,377)	(290,918)
Units outstanding at end of year	2,585,299	592,072	1,250,466	342,801	1,128,063

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	49

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II
Operations
Investment income (loss) — net	$976	$(46,279)	$(11,279)	$(14,307)	$3,614
Net realized gain (loss) on sales of investments	(2,290)	257,000	89,190	123,605	14,321
Distributions from capital gains	49,050	—	—	—	74,474
Net change in unrealized appreciation or depreciation of investments	(76,693)	874,085	219,950	81,091	(24,073)
Net increase (decrease) in net assets resulting from operations	(28,957)	1,084,806	297,861	190,389	68,336

Contract transactions
Contract purchase payments	118,954	804,563	12,590	108,877	33,738
Net transfers(1)	(111,689)	(142,491)	188,189	(75,361)	(3,184)
Transfers for policy loans	(350)	(17,101)	(1,709)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(1,534)	—	—
Contract charges	(180)	(1,523)	(932)	(106)	(246)
Contract terminations:
Surrender benefits	(61,173)	(448,621)	(145,445)	(121,696)	(93,888)
Death benefits	(80,799)	—	—	(1,771)	—
Increase (decrease) from contract transactions	(135,237)	194,827	51,159	(90,057)	(63,580)
Net assets at beginning of year	1,186,717	3,450,059	940,452	1,320,356	723,979
Net assets at end of year	$1,022,523	$4,729,692	$1,289,472	$1,420,688	$728,735

Accumulation unit activity
Units outstanding at beginning of year	966,152	1,092,852	283,547	350,899	492,890
Units purchased	100,843	231,613	56,260	31,592	23,477
Units redeemed	(217,767)	(171,864)	(40,871)	(54,610)	(62,038)
Units outstanding at end of year	849,228	1,152,601	298,936	327,881	454,329

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Operations
Investment income (loss) — net	$5,335	$79,095	$(396,520)	$17,882	$90,908
Net realized gain (loss) on sales of investments	9,982	(9,518)	1,872,232	53,655	426,804
Distributions from capital gains	—	—	5,246,285	55,387	334,668
Net change in unrealized appreciation or depreciation of investments	73,769	37,437	2,629,882	139,276	722,279
Net increase (decrease) in net assets resulting from operations	89,086	107,014	9,351,879	266,200	1,574,659

Contract transactions
Contract purchase payments	175,017	25,388	5,180,225	2,771	41,410
Net transfers(1)	(17,910)	90,950	443,667	—	(269,618)
Transfers for policy loans	—	446	(9,457)	979	(2,198)
Adjustments to net assets allocated to contracts in payment period	—	(530)	(7,636)	—	108,570
Contract charges	(107)	(4,656)	(15,237)	(279)	(4,220)
Contract terminations:
Surrender benefits	(30,598)	(473,999)	(3,731,034)	(120,444)	(746,096)
Death benefits	—	(77,749)	(776,077)	(15,810)	(192,077)
Increase (decrease) from contract transactions	126,402	(440,150)	1,084,451	(132,783)	(1,064,229)
Net assets at beginning of year	711,121	4,160,485	35,393,542	1,117,751	6,738,796
Net assets at end of year	$926,609	$3,827,349	$45,829,872	$1,251,168	$7,249,226

Accumulation unit activity
Units outstanding at beginning of year	651,140	2,828,511	10,295,641	408,619	2,106,352
Units purchased	176,357	112,159	1,563,688	1,167	11,155
Units redeemed	(63,262)	(401,737)	(1,268,817)	(43,296)	(330,181)
Units outstanding at end of year	764,235	2,538,933	10,590,512	366,490	1,787,326

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	51

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(7,723)	$(155,331)	$(1,024)	$(17,169)	$126,231
Net realized gain (loss) on sales of investments	56,701	1,082,065	5,270	95,969	69,464
Distributions from capital gains	335,430	4,321,238	18,814	223,259	137,670
Net change in unrealized appreciation or depreciation of investments	68,185	277,823	19,562	194,944	(143,107)
Net increase (decrease) in net assets resulting from operations	452,593	5,525,795	42,622	497,003	190,258

Contract transactions
Contract purchase payments	6,812	2,033,064	2,230	35,004	1,567,069
Net transfers(1)	(2,959)	(270,052)	984	(35,787)	251,381
Transfers for policy loans	—	7,087	—	(2,185)	(5,431)
Adjustments to net assets allocated to contracts in payment period	—	(2,189)	—	(301)	—
Contract charges	(516)	(14,980)	(46)	(1,267)	(2,053)
Contract terminations:
Surrender benefits	(150,174)	(2,371,223)	(10,892)	(158,268)	(1,141,109)
Death benefits	—	(479,404)	(3,498)	(30,478)	(76,721)
Increase (decrease) from contract transactions	(146,837)	(1,097,697)	(11,222)	(193,282)	593,136
Net assets at beginning of year	1,904,173	23,375,312	233,097	2,804,750	8,189,305
Net assets at end of year	$2,209,929	$27,803,410	$264,497	$3,108,471	$8,972,699

Accumulation unit activity
Units outstanding at beginning of year	367,382	5,567,931	117,234	1,199,971	6,614,339
Units purchased	1,116	489,448	1,464	21,924	1,537,928
Units redeemed	(25,544)	(731,767)	(6,447)	(104,778)	(1,081,547)
Units outstanding at end of year	342,954	5,325,612	112,251	1,117,117	7,070,720

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$586	$139,755	$184,229	$1,467	$(29,778)
Net realized gain (loss) on sales of investments	(11,097)	19,565	72,932	145,433	286,514
Distributions from capital gains	63,886	—	—	231,917	984,543
Net change in unrealized appreciation or depreciation of investments	581,674	394,694	1,317,471	1,458,743	631,072
Net increase (decrease) in net assets resulting from operations	635,049	554,014	1,574,632	1,837,560	1,872,351

Contract transactions
Contract purchase payments	39,477	343,847	609,989	378,721	40,093
Net transfers(1)	(101,717)	148,049	(258,281)	(112,384)	(162,390)
Transfers for policy loans	438	—	(331)	675	3,753
Adjustments to net assets allocated to contracts in payment period	(960)	—	—	—	(3,348)
Contract charges	(2,190)	(712)	(3,891)	(3,423)	(5,868)
Contract terminations:
Surrender benefits	(394,141)	(209,588)	(663,675)	(1,056,832)	(500,007)
Death benefits	(33,325)	(23,319)	(198,442)	(173,783)	(529,836)
Increase (decrease) from contract transactions	(492,418)	258,277	(514,631)	(967,026)	(1,157,603)
Net assets at beginning of year	2,684,757	3,434,831	8,928,505	7,785,682	6,943,041
Net assets at end of year	$2,827,388	$4,247,122	$9,988,506	$8,656,216	$7,657,789

Accumulation unit activity
Units outstanding at beginning of year	1,214,074	2,551,709	4,290,496	2,156,175	1,277,109
Units purchased	16,630	350,113	311,374	128,066	6,746
Units redeemed	(223,345)	(168,065)	(549,988)	(352,231)	(199,438)
Units outstanding at end of year	1,007,359	2,733,757	4,051,882	1,932,010	1,084,417

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	53

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$2,867	$(2,173)	$(6,011)	$(4,004)	$(22,013)
Net realized gain (loss) on sales of investments	5,210	1,544	290,719	4,061	173,238
Distributions from capital gains	—	108,489	1,046,320	54,364	288,813
Net change in unrealized appreciation or depreciation of investments	11,583	(15,757)	(166,515)	(7,804)	(188,093)
Net increase (decrease) in net assets resulting from operations	19,660	92,103	1,164,513	46,617	251,945

Contract transactions
Contract purchase payments	179,947	1,972	30,726	4,196	617
Net transfers(1)	(28,908)	10,213	(92,219)	(392)	28,912
Transfers for policy loans	—	—	—	—	2,650
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(42)	(34)	(7,216)	(116)	(6,964)
Contract terminations:
Surrender benefits	(17,670)	(2,011)	(527,243)	(4,994)	(292,159)
Death benefits	(3,629)	—	(89,220)	—	(29,411)
Increase (decrease) from contract transactions	129,698	10,140	(685,172)	(1,306)	(296,355)
Net assets at beginning of year	519,958	405,520	4,304,679	425,149	2,390,767
Net assets at end of year	$669,316	$507,763	$4,784,020	$470,460	$2,346,357

Accumulation unit activity
Units outstanding at beginning of year	532,164	112,202	1,422,169	120,579	694,601
Units purchased	196,246	2,724	17,196	1,106	10,334
Units redeemed	(67,248)	(478)	(203,340)	(1,420)	(89,063)
Units outstanding at end of year	661,162	114,448	1,236,025	120,265	615,872

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Dis Mid Cap Gro, Ser II
Operations
Investment income (loss) — net	$25,235	$32,664	$(37,404)	$(7,811)	$(6,821)
Net realized gain (loss) on sales of investments	1,782	228,575	119,192	27,462	67,128
Distributions from capital gains	42,875	—	140,717	103,197	77,800
Net change in unrealized appreciation or depreciation of investments	32,618	1,088,792	1,215,913	36,919	(21,787)
Net increase (decrease) in net assets resulting from operations	102,510	1,350,031	1,438,418	159,767	116,320

Contract transactions
Contract purchase payments	27,908	36,227	24,617	9,290	19,039
Net transfers(1)	(7,053)	(464,576)	(73,349)	(5,726)	(23,349)
Transfers for policy loans	—	853	2,724	(1,866)	—
Adjustments to net assets allocated to contracts in payment period	—	—	(5,237)	—	—
Contract charges	(162)	(11,949)	(2,102)	(396)	(640)
Contract terminations:
Surrender benefits	(32,675)	(367,290)	(457,678)	(20,099)	(172,180)
Death benefits	—	(111,528)	(21,551)	(12,253)	(779)
Increase (decrease) from contract transactions	(11,982)	(918,263)	(532,576)	(31,050)	(177,909)
Net assets at beginning of year	1,261,034	4,569,641	5,731,342	877,679	692,172
Net assets at end of year	$1,351,562	$5,001,409	$6,637,184	$1,006,396	$630,583

Accumulation unit activity
Units outstanding at beginning of year	950,458	1,919,127	1,402,712	582,198	460,232
Units purchased	53,968	13,172	6,091	6,343	17,077
Units redeemed	(61,451)	(340,839)	(120,670)	(23,449)	(121,019)
Units outstanding at end of year	942,975	1,591,460	1,288,133	565,092	356,290

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	55

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II
Operations
Investment income (loss) — net	$8,756	$4,221	$(96,204)	$295,219	$(14,803)
Net realized gain (loss) on sales of investments	14,857	42,380	377,338	(109,964)	79,077
Distributions from capital gains	2,806	1,748	497,765	—	171,594
Net change in unrealized appreciation or depreciation of investments	90,621	29,771	441,040	(605,461)	(71,416)
Net increase (decrease) in net assets resulting from operations	117,040	78,120	1,219,939	(420,206)	164,452

Contract transactions
Contract purchase payments	2,609	8,241	508,088	192,593	25,263
Net transfers(1)	(12,451)	5,517	(19,774)	89,068	45,392
Transfers for policy loans	708	2,169	10,158	8,731	961
Adjustments to net assets allocated to contracts in payment period	—	—	—	(813)	(4,256)
Contract charges	(197)	(589)	(1,513)	(13,095)	(805)
Contract terminations:
Surrender benefits	(24,251)	(171,567)	(699,146)	(822,796)	(214,759)
Death benefits	(8,550)	(8,416)	(120,859)	(128,991)	(12,116)
Increase (decrease) from contract transactions	(42,132)	(164,645)	(323,046)	(675,303)	(160,320)
Net assets at beginning of year	675,959	545,827	8,832,962	9,533,655	1,594,615
Net assets at end of year	$750,867	$459,302	$9,729,855	$8,438,146	$1,598,747

Accumulation unit activity
Units outstanding at beginning of year	310,167	255,950	2,646,270	5,726,839	478,697
Units purchased	1,367	15,155	174,480	214,901	30,283
Units redeemed	(18,926)	(87,425)	(270,696)	(627,699)	(75,170)
Units outstanding at end of year	292,608	183,680	2,550,054	5,314,041	433,810

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Janus Henderson VIT Bal, Serv
Operations
Investment income (loss) — net	$4,103	$(1,386)	$(49,391)	$(14,446)	$(62,476)
Net realized gain (loss) on sales of investments	81,966	10,800	189,398	132,314	153,175
Distributions from capital gains	193,076	14,714	371,235	153,653	89,208
Net change in unrealized appreciation or depreciation of investments	(148,024)	41,909	554,537	(59,950)	1,596,726
Net increase (decrease) in net assets resulting from operations	131,121	66,037	1,065,779	211,571	1,776,633

Contract transactions
Contract purchase payments	36,987	1,970	217,207	6,036	1,530,094
Net transfers(1)	22,348	(3,122)	(130,014)	(1,386)	2,545,604
Transfers for policy loans	1,686	—	(3,182)	2,982	195
Adjustments to net assets allocated to contracts in payment period	(5,770)	—	—	—	—
Contract charges	(2,400)	(124)	(1,146)	(2,069)	(2,313)
Contract terminations:
Surrender benefits	(214,920)	(66,330)	(272,364)	(206,075)	(581,357)
Death benefits	(42,175)	—	(36,092)	(17,889)	(88,000)
Increase (decrease) from contract transactions	(204,244)	(67,606)	(225,591)	(218,401)	3,404,223
Net assets at beginning of year	2,856,936	274,010	5,132,231	1,610,196	9,147,504
Net assets at end of year	$2,783,813	$272,441	$5,972,419	$1,603,366	$14,328,360

Accumulation unit activity
Units outstanding at beginning of year	1,261,250	189,048	1,529,673	463,098	6,793,844
Units purchased	33,681	1,210	65,569	6,805	2,902,797
Units redeemed	(118,815)	(41,053)	(124,915)	(62,559)	(477,461)
Units outstanding at end of year	1,176,116	149,205	1,470,327	407,344	9,219,180

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	57

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv
Operations
Investment income (loss) — net	$(6,451)	$10,510	$(10,945)	$1,989	$(35,147)
Net realized gain (loss) on sales of investments	65,197	3,108	56,785	18,170	217,824
Distributions from capital gains	97,917	38,944	211,101	—	189,409
Net change in unrealized appreciation or depreciation of investments	(3,037)	(83,282)	(13,158)	109,308	248,808
Net increase (decrease) in net assets resulting from operations	153,626	(30,720)	243,783	129,467	620,894

Contract transactions
Contract purchase payments	2,142	296,313	10,901	13,028	102,929
Net transfers(1)	—	237,387	(22,897)	19,154	16,423
Transfers for policy loans	600	123	(230)	1,627	613
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(202)	(286)	(167)	(302)	(4,385)
Contract terminations:
Surrender benefits	(133,669)	(133,068)	(45,667)	(101,582)	(297,644)
Death benefits	(7,532)	—	(8,919)	(21,444)	(68,627)
Increase (decrease) from contract transactions	(138,661)	400,469	(66,979)	(89,519)	(250,691)
Net assets at beginning of year	1,012,074	1,419,741	1,470,217	1,070,555	3,345,378
Net assets at end of year	$1,027,039	$1,789,490	$1,647,021	$1,110,503	$3,715,581

Accumulation unit activity
Units outstanding at beginning of year	391,922	1,182,238	455,135	559,013	992,720
Units purchased	958	455,563	3,884	17,236	51,769
Units redeemed	(47,797)	(115,645)	(23,403)	(61,898)	(116,404)
Units outstanding at end of year	345,083	1,522,156	435,616	514,351	928,085

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

58	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II
Operations
Investment income (loss) — net	$19,107	$(36,756)	$(20,213)	$29,581	$(64,178)
Net realized gain (loss) on sales of investments	2,686	185,114	115,694	229,218	175,573
Distributions from capital gains	—	555,949	438,207	184,570	2,720,086
Net change in unrealized appreciation or depreciation of investments	93,489	220,263	(493,668)	190,635	(3,678,807)
Net increase (decrease) in net assets resulting from operations	115,282	924,570	40,020	634,004	(847,326)

Contract transactions
Contract purchase payments	23,530	30,576	16,920	890,164	1,016,594
Net transfers(1)	114,585	(197,212)	18,825	(391,250)	587,820
Transfers for policy loans	—	5,261	691	440	(2,980)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(766)	—
Contract charges	(90)	(2,477)	(1,019)	(2,111)	(2,376)
Contract terminations:
Surrender benefits	(9,292)	(307,357)	(319,474)	(448,714)	(442,719)
Death benefits	—	(50,981)	(23,051)	(164,540)	(65,147)
Increase (decrease) from contract transactions	128,733	(522,190)	(307,108)	(116,777)	1,091,192
Net assets at beginning of year	980,265	3,975,507	2,478,218	5,224,526	5,636,310
Net assets at end of year	$1,224,280	$4,377,887	$2,211,130	$5,741,753	$5,880,176

Accumulation unit activity
Units outstanding at beginning of year	671,225	1,830,105	555,486	1,419,734	700,426
Units purchased	94,030	18,235	10,250	211,989	206,250
Units redeemed	(7,225)	(229,326)	(74,876)	(273,263)	(71,881)
Units outstanding at end of year	758,030	1,619,014	490,860	1,358,460	834,795

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	59

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$11,509	$(4,686)	$(8,150)	$(976)	$396,442
Net realized gain (loss) on sales of investments	9,507	29,049	15,135	1,865	39,792
Distributions from capital gains	—	11,432	20,162	7,753	—
Net change in unrealized appreciation or depreciation of investments	140,622	55,129	153,067	10,968	115,365
Net increase (decrease) in net assets resulting from operations	161,638	90,924	180,214	19,610	551,599

Contract transactions
Contract purchase payments	10,497	11,931	247,743	3,131	46,772
Net transfers(1)	(86,191)	36,738	100,584	291	103,477
Transfers for policy loans	389	125	—	—	551
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(954)	(1,126)	(217)	(13)	(4,878)
Contract terminations:
Surrender benefits	(75,967)	(68,939)	(34,178)	(2,758)	(286,068)
Death benefits	(24,747)	(5,397)	—	(3,559)	(68,866)
Increase (decrease) from contract transactions	(176,973)	(26,668)	313,932	(2,908)	(209,012)
Net assets at beginning of year	779,870	720,539	635,865	114,521	3,803,593
Net assets at end of year	$764,535	$784,795	$1,130,011	$131,223	$4,146,180

Accumulation unit activity
Units outstanding at beginning of year	578,601	458,969	202,754	104,366	2,151,655
Units purchased	7,173	35,320	104,299	3,566	104,071
Units redeemed	(123,986)	(51,023)	(11,527)	(5,271)	(214,171)
Units outstanding at end of year	461,788	443,266	295,526	102,661	2,041,555

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

60	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA
Operations
Investment income (loss) — net	$4,620	$40,454	$2,843	$2,086	$(73,517)
Net realized gain (loss) on sales of investments	387	(2,793)	21,720	5,919	348,717
Distributions from capital gains	38,408	259,985	99,100	21,217	744,055
Net change in unrealized appreciation or depreciation of investments	(4,728)	(437,244)	90,542	14,971	594,357
Net increase (decrease) in net assets resulting from operations	38,687	(139,598)	214,205	44,193	1,613,612

Contract transactions
Contract purchase payments	46,250	963,199	3,283	5,321	21,054
Net transfers(1)	21,619	426,092	(14,289)	3,882	(153,147)
Transfers for policy loans	—	281	1,390	—	4,301
Adjustments to net assets allocated to contracts in payment period	—	—	—	(333)	(5,119)
Contract charges	(85)	(701)	(1,165)	(310)	(2,944)
Contract terminations:
Surrender benefits	(3,511)	(283,871)	(86,156)	(15,098)	(637,519)
Death benefits	—	(61,563)	(1,437)	(5,460)	(84,567)
Increase (decrease) from contract transactions	64,273	1,043,437	(98,374)	(11,998)	(857,941)
Net assets at beginning of year	318,696	5,772,301	1,214,834	560,038	7,580,956
Net assets at end of year	$421,656	$6,676,140	$1,330,665	$592,233	$8,336,627

Accumulation unit activity
Units outstanding at beginning of year	228,905	4,922,380	313,495	269,784	1,517,816
Units purchased	46,100	1,269,740	1,139	3,992	4,501
Units redeemed	(2,700)	(355,108)	(23,379)	(9,444)	(156,863)
Units outstanding at end of year	272,305	5,837,012	291,255	264,332	1,365,454

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	61

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S
Operations
Investment income (loss) — net	$(7,942)	$(3,260)	$(16,535)	$(916)	$115,742
Net realized gain (loss) on sales of investments	91,460	10,897	(50,905)	5,216	30,673
Distributions from capital gains	105,043	16,649	—	—	—
Net change in unrealized appreciation or depreciation of investments	36,057	63,565	(30,255)	80,599	(332,832)
Net increase (decrease) in net assets resulting from operations	224,618	87,851	(97,695)	84,899	(186,417)

Contract transactions
Contract purchase payments	5,559	2,322	129,111	2,432	200,356
Net transfers(1)	(136,849)	6,291	52,954	(6,647)	(60,968)
Transfers for policy loans	(4,993)	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(433)	(113)	(142)	(127)	(105)
Contract terminations:
Surrender benefits	(56,341)	(19,184)	(114,497)	(30,762)	(46,419)
Death benefits	(21,365)	(9,151)	—	(17,288)	(20,267)
Increase (decrease) from contract transactions	(214,422)	(19,835)	67,426	(52,392)	72,597
Net assets at beginning of year	1,101,483	308,980	1,593,091	407,671	1,120,609
Net assets at end of year	$1,111,679	$376,996	$1,562,822	$440,178	$1,006,789

Accumulation unit activity
Units outstanding at beginning of year	256,768	72,750	1,739,491	170,204	824,467
Units purchased	3,323	1,898	270,352	833	178,705
Units redeemed	(48,379)	(5,720)	(193,262)	(19,368)	(132,816)
Units outstanding at end of year	211,712	68,928	1,816,581	151,669	870,356

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

62	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2
Operations
Investment income (loss) — net	$(433,606)	$(435,089)	$(363,159)	$(269,521)	$(103,908)
Net realized gain (loss) on sales of investments	3,589,109	2,369,829	1,881,424	1,955,458	138,269
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,668,089	4,372,146	(920,076)	(1,219,673)	910,704
Net increase (decrease) in net assets resulting from operations	5,823,592	6,306,886	598,189	466,264	945,065

Contract transactions
Contract purchase payments	2,707,265	755,448	1,406,818	26,294	801,372
Net transfers(1)	(1,953,991)	(753,837)	270,845	557,530	(27,469)
Transfers for policy loans	38,765	39,492	(32,074)	3,930	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(153,558)	(242,193)	(247,846)	(159,447)	(137,374)
Contract terminations:
Surrender benefits	(2,236,923)	(2,796,347)	(5,832,531)	(3,224,770)	(103,450)
Death benefits	(1,579,081)	(47,149)	(302,731)	(1,723,143)	(315,857)
Increase (decrease) from contract transactions	(3,177,523)	(3,044,586)	(4,737,519)	(4,519,606)	217,222
Net assets at beginning of year	41,513,884	44,452,560	36,941,423	29,428,690	9,714,790
Net assets at end of year	$44,159,953	$47,714,860	$32,802,093	$25,375,348	$10,877,077

Accumulation unit activity
Units outstanding at beginning of year	18,239,359	19,366,427	25,322,732	20,060,624	8,160,724
Units purchased	1,156,210	314,313	1,879,537	883,569	699,313
Units redeemed	(2,441,005)	(1,558,758)	(5,085,208)	(3,960,752)	(524,763)
Units outstanding at end of year	16,954,564	18,121,982	22,117,061	16,983,441	8,335,274

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	63

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(297,118)	$(484,820)	$(1,164,023)	$(6,935,015)	$(11,098,138)
Net realized gain (loss) on sales of investments	240,280	2,521,749	3,289,152	18,257,865	29,111,157
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,363,584	(1,362,108)	2,741,408	58,993,517	60,486,260
Net increase (decrease) in net assets resulting from operations	3,306,746	674,821	4,866,537	70,316,367	78,499,279

Contract transactions
Contract purchase payments	2,728,613	411,002	2,031,503	32,990,550	32,781,873
Net transfers(1)	11,437,518	(6,654,732)	5,833,017	10,986,826	3,141,963
Transfers for policy loans	—	—	—	14,638	12,569
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(348,835)	(565,582)	(1,189,309)	(7,899,147)	(12,499,741)
Contract terminations:
Surrender benefits	(958,963)	(2,772,406)	(4,781,428)	(38,586,088)	(59,105,233)
Death benefits	(101,863)	(983,839)	(2,570,694)	(4,707,477)	(7,226,843)
Increase (decrease) from contract transactions	12,756,470	(10,565,557)	(676,911)	(7,200,698)	(42,895,412)
Net assets at beginning of year	20,145,728	52,929,799	106,709,784	650,069,417	1,053,890,780
Net assets at end of year	$36,208,944	$43,039,063	$110,899,410	$713,185,086	$1,089,494,647

Accumulation unit activity
Units outstanding at beginning of year	15,892,311	41,732,091	78,589,162	421,537,553	690,901,545
Units purchased	10,575,643	677,129	6,810,292	27,613,954	23,243,966
Units redeemed	(1,031,953)	(8,993,592)	(7,169,325)	(32,191,438)	(50,607,948)
Units outstanding at end of year	25,436,001	33,415,628	78,230,129	416,960,069	663,537,563

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

64	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(5,100,607)	$(4,235,022)	$(1,912,678)	$(1,226,904)	$(963,722)
Net realized gain (loss) on sales of investments	22,368,753	33,789,558	17,430,107	13,016,046	4,567,613
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	20,334,966	5,226,338	4,722,567	2,228,731	734,406
Net increase (decrease) in net assets resulting from operations	37,603,112	34,780,874	20,239,996	14,017,873	4,338,297

Contract transactions
Contract purchase payments	23,516,602	894,667	12,572,250	1,068,060	3,473,081
Net transfers(1)	13,174,844	2,113,685	(7,844,275)	(6,171,637)	(2,162,945)
Transfers for policy loans	25,658	49,327	(156,033)	(3,643)	(46,273)
Adjustments to net assets allocated to contracts in payment period	(34,564)	—	(48,172)	—	(26,341)
Contract charges	(3,804,557)	(2,983,963)	(1,098,438)	(651,202)	(638,162)
Contract terminations:
Surrender benefits	(43,474,230)	(49,003,793)	(23,275,320)	(13,177,920)	(8,442,747)
Death benefits	(6,850,851)	(8,786,337)	(1,032,775)	(1,303,468)	(1,517,193)
Increase (decrease) from contract transactions	(17,447,098)	(57,716,414)	(20,882,763)	(20,239,810)	(9,360,580)
Net assets at beginning of year	482,331,165	455,608,912	190,172,785	132,159,747	95,549,354
Net assets at end of year	$502,487,179	$432,673,372	$189,530,018	$125,937,810	$90,527,071

Accumulation unit activity
Units outstanding at beginning of year	257,625,746	241,281,726	91,523,777	63,209,515	57,729,595
Units purchased	18,751,986	1,942,442	5,747,911	567,212	2,564,369
Units redeemed	(27,605,791)	(31,109,967)	(15,119,343)	(9,612,812)	(7,983,173)
Units outstanding at end of year	248,771,941	212,114,201	82,152,345	54,163,915	52,310,791

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	65

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2
Operations
Investment income (loss) — net	$(803,015)	$901	$(2,883)	$(15,421)	$3,760
Net realized gain (loss) on sales of investments	5,299,533	1,810	22,548	226,883	6,980
Distributions from capital gains	—	27,195	—	—	—
Net change in unrealized appreciation or depreciation of investments	(626,125)	(54,335)	45,205	194,707	59,419
Net increase (decrease) in net assets resulting from operations	3,870,393	(24,429)	64,870	406,169	70,159

Contract transactions
Contract purchase payments	174,949	205,386	14,875	8,969	136,739
Net transfers(1)	(716,153)	46,722	(28,540)	(157,382)	242,624
Transfers for policy loans	5,161	—	—	570	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(483,068)	(50)	(55)	(4,111)	(125)
Contract terminations:
Surrender benefits	(8,372,314)	(48,068)	(2,111)	(142,763)	(27,580)
Death benefits	(1,901,426)	—	(3,684)	(18,353)	—
Increase (decrease) from contract transactions	(11,292,851)	203,990	(19,515)	(313,070)	351,658
Net assets at beginning of year	86,036,128	913,762	245,919	1,592,676	389,159
Net assets at end of year	$78,613,670	$1,093,323	$291,274	$1,685,775	$810,976

Accumulation unit activity
Units outstanding at beginning of year	51,623,501	721,944	87,698	640,341	241,972
Units purchased	332,853	201,868	5,317	3,316	223,312
Units redeemed	(6,935,550)	(43,833)	(11,768)	(113,577)	(15,680)
Units outstanding at end of year	45,020,804	879,979	81,247	530,080	449,604

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

66	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(27,776)	$11,909	$(18,687)	$(8,296)	$(31,274)
Net realized gain (loss) on sales of investments	65,298	(1,196)	170,685	89,286	517,053
Distributions from capital gains	121,855	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	66,129	99,095	(33,527)	67,442	258,170
Net increase (decrease) in net assets resulting from operations	225,506	109,808	118,471	148,432	743,949

Contract transactions
Contract purchase payments	177,411	335,263	113,734	54,893	33,296
Net transfers(1)	518,685	30,154	(46,261)	(49,875)	(368,761)
Transfers for policy loans	(2,699)	—	—	—	2,086
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(249)	(129)	(89)	(74)	(7,221)
Contract terminations:
Surrender benefits	(69,051)	(37,096)	(84,728)	(115,707)	(435,006)
Death benefits	(89,074)	—	(68,780)	(11,240)	(57,611)
Increase (decrease) from contract transactions	535,023	328,192	(86,124)	(122,003)	(833,217)
Net assets at beginning of year	1,985,111	1,040,933	1,591,003	715,465	3,482,621
Net assets at end of year	$2,745,640	$1,478,933	$1,623,350	$741,894	$3,393,353

Accumulation unit activity
Units outstanding at beginning of year	1,007,039	846,475	474,591	335,423	1,062,247
Units purchased	351,959	366,923	43,068	20,871	9,723
Units redeemed	(80,903)	(120,504)	(64,759)	(71,689)	(232,719)
Units outstanding at end of year	1,278,095	1,092,894	452,900	284,605	839,251

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	67

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(324,840)	$(2,427,011)	$(1,442,732)	$(28,257)	$(19,299)
Net realized gain (loss) on sales of investments	1,123,054	3,507,547	2,892,827	156,008	84,162
Distributions from capital gains	—	—	—	128,151	432,037
Net change in unrealized appreciation or depreciation of investments	939,327	31,136,329	12,263,708	1,122,372	567,744
Net increase (decrease) in net assets resulting from operations	1,737,541	32,216,865	13,713,803	1,378,274	1,064,644

Contract transactions
Contract purchase payments	1,356,982	34,276,422	15,918,315	85,762	78,050
Net transfers(1)	(6,486,993)	(1,906,561)	(2,163,377)	(25,317)	(101,341)
Transfers for policy loans	—	—	—	5,740	6,348
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,249)	(2,345)
Contract charges	(284,769)	(2,908,613)	(1,535,867)	(7,788)	(10,282)
Contract terminations:
Surrender benefits	(320,618)	(6,514,372)	(3,944,666)	(867,033)	(1,646,860)
Death benefits	(144,482)	(1,135,497)	(309,586)	(82,126)	(111,494)
Increase (decrease) from contract transactions	(5,879,880)	21,811,379	7,964,819	(892,011)	(1,787,924)
Net assets at beginning of year	34,877,804	214,262,539	128,964,032	8,060,364	13,240,357
Net assets at end of year	$30,735,465	$268,290,783	$150,642,654	$8,546,627	$12,517,077

Accumulation unit activity
Units outstanding at beginning of year	27,322,076	150,581,819	95,375,989	2,449,678	2,291,202
Units purchased	1,570,011	22,977,261	12,755,290	59,658	31,119
Units redeemed	(6,238,461)	(8,696,090)	(7,152,726)	(307,969)	(325,532)
Units outstanding at end of year	22,653,626	164,862,990	100,978,553	2,201,367	1,996,789

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

68	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$25,529
Net realized gain (loss) on sales of investments	1,119
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	(27,800)
Net increase (decrease) in net assets resulting from operations	(1,152)

Contract transactions
Contract purchase payments	116,984
Net transfers(1)	67,086
Transfers for policy loans	—
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(24)
Contract terminations:
Surrender benefits	(37,741)
Death benefits	—
Increase (decrease) from contract transactions	146,305
Net assets at beginning of year	684,479
Net assets at end of year	$829,632

Accumulation unit activity
Units outstanding at beginning of year	537,870
Units purchased	156,743
Units redeemed	(43,469)
Units outstanding at end of year	651,144

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	69

Statement of Changes in Net Assets

Year ended December 31, 2020	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$2,918	$(2,599)	$19,616	$25,856	$(47,474)
Net realized gain (loss) on sales of investments	6,704	73,037	6,692	(156,929)	126,595
Distributions from capital gains	—	53,844	226,880	—	370,209
Net change in unrealized appreciation or depreciation of investments	24,109	56,835	(171,890)	152,993	912,941
Net increase (decrease) in net assets resulting from operations	33,731	181,117	81,298	21,920	1,362,271

Contract transactions
Contract purchase payments	16,470	4,383	27,289	80,344	654,104
Net transfers(1)	(69,155)	(19,161)	35,528	(24,043)	331,956
Transfers for policy loans	—	(45)	(8,299)	13,740	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(797)	(9,448)
Contract charges	(216)	(728)	(2,392)	(5,889)	(1,253)
Contract terminations:
Surrender benefits	(5,340)	(117,407)	(260,616)	(368,553)	(274,957)
Death benefits	—	(1,661)	(69)	(44,240)	—
Increase (decrease) from contract transactions	(58,241)	(134,619)	(208,559)	(349,438)	700,402
Net assets at beginning of year	963,887	594,153	4,720,341	4,711,968	3,621,921
Net assets at end of year	$939,377	$640,651	$4,593,080	$4,384,450	$5,684,594

Accumulation unit activity(2)
Units outstanding at beginning of year	746,299	269,022	1,714,613	2,981,539	948,605
Units purchased	18,799	3,704	98,469	96,632	244,155
Units redeemed	(63,304)	(61,184)	(164,950)	(348,726)	(85,114)
Units outstanding at end of year	701,794	211,542	1,648,132	2,729,445	1,107,646

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

70	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(378)	$19,751	$(11,953)	$(44,207)	$23,305
Net realized gain (loss) on sales of investments	48,693	(396,553)	85,901	69,206	(117,396)
Distributions from capital gains	183,105	—	188,974	256,197	—
Net change in unrealized appreciation or depreciation of investments	104,899	362,299	213,576	1,823,867	(367,027)
Net increase (decrease) in net assets resulting from operations	336,319	(14,503)	476,498	2,105,063	(461,118)

Contract transactions
Contract purchase payments	36,218	9,261	78,180	184,036	48,259
Net transfers(1)	(2,664)	(89,774)	(128,615)	(54,888)	45,181
Transfers for policy loans	(36,916)	—	3,261	619	(1,993)
Adjustments to net assets allocated to contracts in payment period	—	(978)	(6,454)	—	—
Contract charges	(1,545)	(2,263)	(1,061)	(1,629)	(529)
Contract terminations:
Surrender benefits	(157,779)	(164,089)	(275,267)	(425,261)	(57,564)
Death benefits	(17,281)	(10,642)	(2,766)	(8,357)	(64,166)
Increase (decrease) from contract transactions	(179,967)	(258,485)	(332,722)	(305,480)	(30,812)
Net assets at beginning of year	2,251,000	1,592,436	2,642,357	4,181,247	1,768,945
Net assets at end of year	$2,407,352	$1,319,448	$2,786,133	$5,980,830	$1,277,015

Accumulation unit activity(2)
Units outstanding at beginning of year	801,995	1,060,233	758,155	1,187,238	1,865,296
Units purchased	12,469	27,423	50,546	68,993	242,375
Units redeemed	(73,829)	(261,729)	(137,468)	(171,213)	(291,880)
Units outstanding at end of year	740,635	825,927	671,233	1,085,018	1,815,791

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	71

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I
Operations
Investment income (loss) — net	$(1,011)	$(4,608)	$14,498	$(22,235)	$8,284
Net realized gain (loss) on sales of investments	18,165	28,708	37,784	289,532	7,210
Distributions from capital gains	4,107	14,426	—	182,295	14,521
Net change in unrealized appreciation or depreciation of investments	42,468	189,666	(67,020)	598,127	(32,979)
Net increase (decrease) in net assets resulting from operations	63,729	228,192	(14,738)	1,047,719	(2,964)

Contract transactions
Contract purchase payments	132	11,104	44,338	8,709	1,156
Net transfers(1)	—	(34,994)	(130,896)	(117,486)	(2,192)
Transfers for policy loans	369	1,184	30	(1,977)	—
Adjustments to net assets allocated to contracts in payment period	—	(202)	—	—	—
Contract charges	(70)	(401)	(1,134)	(1,813)	(274)
Contract terminations:
Surrender benefits	(56,870)	(28,864)	(223,877)	(213,703)	(24,873)
Death benefits	—	(21,549)	(1,090)	(18,809)	(378)
Increase (decrease) from contract transactions	(56,439)	(73,722)	(312,629)	(345,079)	(26,561)
Net assets at beginning of year	287,442	1,000,681	2,468,855	2,449,205	655,110
Net assets at end of year	$294,732	$1,155,151	$2,141,488	$3,151,845	$625,585

Accumulation unit activity(2)
Units outstanding at beginning of year	189,579	466,108	868,426	704,437	158,796
Units purchased	323	14,549	26,671	50,956	324
Units redeemed	(34,555)	(48,594)	(143,525)	(142,449)	(7,783)
Units outstanding at end of year	155,347	432,063	751,572	612,944	151,337

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

72	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$108,114	$10,332	$4,289	$(5,303)	$(397,518)
Net realized gain (loss) on sales of investments	307,760	(2,230)	14,089	23,392	1,318,093
Distributions from capital gains	251,582	203,469	20,670	50,223	—
Net change in unrealized appreciation or depreciation of investments	(981,569)	354,106	55,244	148,710	4,870,591
Net increase (decrease) in net assets resulting from operations	(314,113)	565,677	94,292	217,022	5,791,166

Contract transactions
Contract purchase payments	222,399	547,573	5,043	14,848	3,567,927
Net transfers(1)	(800,835)	(120,326)	(36,581)	26,527	1,080,854
Transfers for policy loans	(1,467)	82	907	2,166	9,838
Adjustments to net assets allocated to contracts in payment period	(1,738)	—	—	—	(23,566)
Contract charges	(3,798)	(1,203)	(476)	(447)	(12,039)
Contract terminations:
Surrender benefits	(735,832)	(353,907)	(13,668)	(62,390)	(2,216,905)
Death benefits	(168,942)	(90,961)	—	(23,170)	(396,044)
Increase (decrease) from contract transactions	(1,490,213)	(18,742)	(44,775)	(42,466)	2,010,065
Net assets at beginning of year	11,600,736	3,164,049	703,155	572,549	35,755,716
Net assets at end of year	$9,796,410	$3,710,984	$752,672	$747,105	$43,556,947

Accumulation unit activity(2)
Units outstanding at beginning of year	3,996,645	2,233,514	339,194	193,831	15,197,003
Units purchased	121,557	416,086	12,593	18,197	2,133,205
Units redeemed	(736,757)	(456,242)	(33,677)	(33,955)	(1,334,204)
Units outstanding at end of year	3,381,445	2,193,358	318,110	178,073	15,996,004

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	73

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2
Operations
Investment income (loss) — net	$72,718	$(40,010)	$(14,077)	$(189,756)	$(23,158)
Net realized gain (loss) on sales of investments	(21,235)	164,805	59,436	1,593,838	34,128
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(63,768)	562,998	144,112	713,045	(14,487)
Net increase (decrease) in net assets resulting from operations	(12,285)	687,793	189,471	2,117,127	(3,517)

Contract transactions
Contract purchase payments	58,962	152,241	149,471	165,795	158,921
Net transfers(1)	30,924	(286,665)	(54,326)	(842,845)	(40,133)
Transfers for policy loans	—	1,420	2,588	44,950	595
Adjustments to net assets allocated to contracts in payment period	—	—	—	(20,015)	—
Contract charges	(29)	(466)	(122)	(17,390)	(359)
Contract terminations:
Surrender benefits	(5,578)	(210,096)	(30,416)	(1,299,673)	(62,079)
Death benefits	(30,794)	(7,028)	—	(363,678)	(6,224)
Increase (decrease) from contract transactions	53,485	(350,594)	67,195	(2,332,856)	50,721
Net assets at beginning of year	437,638	3,842,524	1,232,941	18,795,607	2,304,280
Net assets at end of year	$478,838	$4,179,723	$1,489,607	$18,579,878	$2,351,484

Accumulation unit activity(2)
Units outstanding at beginning of year	793,301	1,836,494	381,302	6,767,192	958,956
Units purchased	195,939	80,534	80,462	78,885	97,668
Units redeemed	(97,604)	(261,097)	(51,396)	(881,459)	(75,642)
Units outstanding at end of year	891,636	1,655,931	410,368	5,964,618	980,982

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

74	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2
Operations
Investment income (loss) — net	$(190,680)	$25,942	$(14,565)	$(31,543)	$19,572
Net realized gain (loss) on sales of investments	1,751,158	(4,370)	(7,289)	272,127	(13,455)
Distributions from capital gains	—	—	267,533	840,689	—
Net change in unrealized appreciation or depreciation of investments	(1,874,415)	37,615	415,146	911,049	28,975
Net increase (decrease) in net assets resulting from operations	(313,937)	59,187	660,825	1,992,322	35,092

Contract transactions
Contract purchase payments	229,100	463,227	146,512	70,270	134,149
Net transfers(1)	(864,494)	(24,386)	(49,258)	(864,104)	218,094
Transfers for policy loans	25,333	—	—	12,138	—
Adjustments to net assets allocated to contracts in payment period	(14,873)	—	—	(2,246)	—
Contract charges	(14,291)	(251)	(282)	(7,650)	(82)
Contract terminations:
Surrender benefits	(1,666,098)	(36,019)	(79,378)	(784,906)	(83,149)
Death benefits	(576,694)	(18,174)	(52,516)	(206,325)	(2,092)
Increase (decrease) from contract transactions	(2,882,017)	384,397	(34,922)	(1,782,823)	266,920
Net assets at beginning of year	23,560,712	922,668	2,206,356	8,156,300	545,359
Net assets at end of year	$20,364,758	$1,366,252	$2,832,259	$8,365,799	$847,371

Accumulation unit activity(2)
Units outstanding at beginning of year	7,525,620	839,103	1,526,513	2,994,674	547,052
Units purchased	131,987	432,513	112,102	31,476	385,528
Units redeemed	(1,148,557)	(100,218)	(153,905)	(761,210)	(102,093)
Units outstanding at end of year	6,509,050	1,171,398	1,484,710	2,264,940	830,487

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	75

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3
Operations
Investment income (loss) — net	$156,399	$(70,567)	$(79,457)	$124,455	$316,415
Net realized gain (loss) on sales of investments	(153,303)	1	51	(19,759)	(35,206)
Distributions from capital gains	—	3,422	4,445	—	—
Net change in unrealized appreciation or depreciation of investments	114,705	1	(50)	69,018	47,951
Net increase (decrease) in net assets resulting from operations	117,801	(67,143)	(75,011)	173,714	329,160

Contract transactions
Contract purchase payments	18,130	567,193	388,901	375,105	36,123
Net transfers(1)	104,566	735,630	4,744,718	273,502	(367,068)
Transfers for policy loans	1,699	(38,436)	8,759	—	1,250
Adjustments to net assets allocated to contracts in payment period	(92)	—	(824)	—	(3,968)
Contract charges	(7,139)	(1,090)	(12,526)	(176)	(3,731)
Contract terminations:
Surrender benefits	(355,512)	(647,323)	(3,390,398)	(78,396)	(540,844)
Death benefits	(115,838)	(27,490)	(355,037)	(9,332)	(172,893)
Increase (decrease) from contract transactions	(354,186)	588,484	1,383,593	560,703	(1,051,131)
Net assets at beginning of year	3,988,205	6,562,509	8,695,605	2,299,717	7,472,483
Net assets at end of year	$3,751,820	$7,083,850	$10,004,187	$3,034,134	$6,750,512

Accumulation unit activity(2)
Units outstanding at beginning of year	2,515,572	6,977,398	8,173,494	1,352,189	2,599,028
Units purchased	100,585	2,233,582	5,041,657	406,082	20,172
Units redeemed	(319,797)	(1,577,216)	(3,649,570)	(58,826)	(387,762)
Units outstanding at end of year	2,296,360	7,633,764	9,565,581	1,699,445	2,231,438

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

76	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2
Operations
Investment income (loss) — net	$117,516	$220,054	$53,774	$298,952	$(27,811)
Net realized gain (loss) on sales of investments	(23,034)	(163,309)	35,881	144,839	166,028
Distributions from capital gains	—	—	41,482	192,971	—
Net change in unrealized appreciation or depreciation of investments	87,554	180,592	256,992	1,145,948	671,716
Net increase (decrease) in net assets resulting from operations	182,036	237,337	388,129	1,782,710	809,933

Contract transactions
Contract purchase payments	833,261	39,512	661,209	99,826	713,100
Net transfers(1)	(50,344)	(144,445)	947,478	630,180	157,543
Transfers for policy loans	(2,406)	3,328	8,527	(9,313)	791
Adjustments to net assets allocated to contracts in payment period	—	(1,743)	—	(10,117)	—
Contract charges	(790)	(10,039)	(232)	(24,732)	(532)
Contract terminations:
Surrender benefits	(123,585)	(542,131)	(92,442)	(1,571,057)	(172,376)
Death benefits	(109,336)	(225,819)	(178,419)	(254,232)	(27,560)
Increase (decrease) from contract transactions	546,800	(881,337)	1,346,121	(1,139,445)	670,966
Net assets at beginning of year	3,112,161	6,556,112	3,012,577	16,357,366	2,139,166
Net assets at end of year	$3,840,997	$5,912,112	$4,746,827	$17,000,631	$3,620,065

Accumulation unit activity(2)
Units outstanding at beginning of year	1,858,959	2,923,650	2,357,230	8,838,926	620,447
Units purchased	530,323	52,051	1,260,892	408,501	263,037
Units redeemed	(195,357)	(460,282)	(281,845)	(999,575)	(92,009)
Units outstanding at end of year	2,193,925	2,515,419	3,336,277	8,247,852	791,475

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	77

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(36,728)	$(468,861)	$52,439	$20,023	$(9,299)
Net realized gain (loss) on sales of investments	442,826	1,581,856	25,704	17,518	30,639
Distributions from capital gains	—	—	—	19,168	—
Net change in unrealized appreciation or depreciation of investments	827,274	7,294,649	69,917	87,209	229,437
Net increase (decrease) in net assets resulting from operations	1,233,372	8,407,644	148,060	143,918	250,777

Contract transactions
Contract purchase payments	26,349	7,825,764	229,468	121,314	107,532
Net transfers(1)	(118,546)	937,125	548,975	509,411	35,978
Transfers for policy loans	1,468	(38,409)	111	660	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(4,372)	(12,421)	(1,041)	(461)	(135)
Contract terminations:
Surrender benefits	(435,146)	(2,486,792)	(269,969)	(27,605)	(11,226)
Death benefits	(66,034)	(873,712)	(33,901)	(5,148)	(8,661)
Increase (decrease) from contract transactions	(596,281)	5,351,555	473,643	598,171	123,488
Net assets at beginning of year	4,149,640	43,550,330	2,915,250	753,841	699,684
Net assets at end of year	$4,786,731	$57,309,529	$3,536,953	$1,495,930	$1,073,949

Accumulation unit activity(2)
Units outstanding at beginning of year	2,379,665	16,112,676	2,588,209	620,095	274,259
Units purchased	18,837	3,437,496	832,628	478,988	53,600
Units redeemed	(341,375)	(1,326,736)	(388,093)	(38,780)	(12,357)
Units outstanding at end of year	2,057,127	18,223,436	3,032,744	1,060,303	315,502

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

78	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(42,331)	$1,588	$16,238	$(9,317)	$(7,204)
Net realized gain (loss) on sales of investments	382,189	(11,685)	(33,537)	5,471	60,624
Distributions from capital gains	—	5,909	41,137	—	—
Net change in unrealized appreciation or depreciation of investments	810,454	42,007	178,317	100,598	(15,523)
Net increase (decrease) in net assets resulting from operations	1,150,312	37,819	202,155	96,752	37,897

Contract transactions
Contract purchase payments	67,981	52,917	42,501	339,343	12,533
Net transfers(1)	(235,613)	(36,707)	(105,345)	283,139	(94,614)
Transfers for policy loans	2,793	—	3,844	—	(434)
Adjustments to net assets allocated to contracts in payment period	(2,016)	—	(3,419)	—	—
Contract charges	(1,350)	(93)	(1,695)	(94)	(342)
Contract terminations:
Surrender benefits	(284,606)	(19,770)	(374,799)	(8,029)	(62,236)
Death benefits	(42,951)	—	(42,037)	—	—
Increase (decrease) from contract transactions	(495,762)	(3,653)	(480,950)	614,359	(145,093)
Net assets at beginning of year	3,739,886	531,899	3,984,296	739,826	877,300
Net assets at end of year	$4,394,436	$566,065	$3,705,501	$1,450,937	$770,104

Accumulation unit activity(2)
Units outstanding at beginning of year	1,427,790	331,008	2,392,792	252,274	329,493
Units purchased	30,284	38,999	34,192	222,773	20,953
Units redeemed	(204,007)	(43,743)	(372,970)	(5,094)	(77,758)
Units outstanding at end of year	1,254,067	326,264	2,054,014	469,953	272,688

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	79

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2
Operations
Investment income (loss) — net	$(9,255)	$(15,154)	$(4,964)	$(10,126)	$66,070
Net realized gain (loss) on sales of investments	54,916	122,308	7,152	85,546	(35,268)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	51,132	(33,157)	55,362	(12,591)	127,322
Net increase (decrease) in net assets resulting from operations	96,793	73,997	57,550	62,829	158,124

Contract transactions
Contract purchase payments	136,450	18,513	10,583	12,938	300,936
Net transfers(1)	268,355	(46,173)	125,677	(94,679)	148,715
Transfers for policy loans	—	1,101	—	1,577	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(281)	—
Contract charges	(64)	(1,334)	(53)	(742)	(257)
Contract terminations:
Surrender benefits	(73,738)	(199,459)	(1,149)	(53,607)	(143,355)
Death benefits	(2,700)	(5,562)	—	(58,454)	(74,451)
Increase (decrease) from contract transactions	328,303	(232,914)	135,058	(193,248)	231,588
Net assets at beginning of year	868,411	2,009,964	477,058	1,434,526	2,900,525
Net assets at end of year	$1,293,507	$1,851,047	$669,666	$1,304,107	$3,290,237

Accumulation unit activity(2)
Units outstanding at beginning of year	328,326	730,951	194,280	494,241	2,335,847
Units purchased	163,409	15,098	69,938	6,773	402,282
Units redeemed	(28,609)	(110,745)	(9,234)	(87,748)	(222,734)
Units outstanding at end of year	463,126	635,304	254,984	413,266	2,515,395

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

80	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP Allspg Short Dur Govt, Cl 2	CTIVP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$12,664	$57,409	$24,374	$98,795	$4,828
Net realized gain (loss) on sales of investments	7,582	18,404	(97,053)	7,781	15,186
Distributions from capital gains	3,580	12,880	—	18,891	—
Net change in unrealized appreciation or depreciation of investments	11,060	45,721	55,935	(37,221)	51,346
Net increase (decrease) in net assets resulting from operations	34,886	134,414	(16,744)	88,246	71,360

Contract transactions
Contract purchase payments	66,080	31,679	10,636	3,819,643	41,459
Net transfers(1)	(102,671)	418,525	4,738	89,195	(99,586)
Transfers for policy loans	—	5,040	(495)	2,053	—
Adjustments to net assets allocated to contracts in payment period	—	(2,532)	—	—	—
Contract charges	(48)	(2,345)	(433)	(1,438)	(74)
Contract terminations:
Surrender benefits	(8,777)	(257,371)	(52,850)	(350,534)	(105,965)
Death benefits	(4,779)	(93,457)	(1,856)	(33,806)	—
Increase (decrease) from contract transactions	(50,195)	99,539	(40,260)	3,525,113	(164,166)
Net assets at beginning of year	962,315	3,276,511	610,996	3,240,447	1,107,366
Net assets at end of year	$947,006	$3,510,464	$553,992	$6,853,806	$1,014,560

Accumulation unit activity(2)
Units outstanding at beginning of year	864,981	2,325,375	1,264,893	3,225,551	906,652
Units purchased	68,701	357,486	64,595	4,629,940	113,219
Units redeemed	(113,891)	(253,859)	(155,309)	(1,109,722)	(239,350)
Units outstanding at end of year	819,791	2,429,002	1,174,179	6,745,769	780,521

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	81

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Loomis Sayles Gro, Cl 2
Operations
Investment income (loss) — net	$(8,937)	$(14,643)	$25,386	$(57,994)	$(19,203)
Net realized gain (loss) on sales of investments	(91)	(171,498)	(41,839)	813,873	56,417
Distributions from capital gains	28,194	75,772	86,691	—	—
Net change in unrealized appreciation or depreciation of investments	97,285	433,516	(141,164)	934,336	408,090
Net increase (decrease) in net assets resulting from operations	116,451	323,147	(70,926)	1,690,215	445,304

Contract transactions
Contract purchase payments	86,726	10,596	35,784	42,986	102,728
Net transfers(1)	(62,438)	5,116	36,924	(631,567)	149,535
Transfers for policy loans	—	536	—	3,565	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(103)	(12,711)	(108)	(6,862)	(172)
Contract terminations:
Surrender benefits	(11,124)	(424,952)	(45,891)	(873,819)	(41,135)
Death benefits	(10,407)	(78,135)	(43,859)	(40,547)	—
Increase (decrease) from contract transactions	2,654	(499,550)	(17,150)	(1,506,244)	210,956
Net assets at beginning of year	1,498,169	4,336,805	924,769	6,507,297	1,448,179
Net assets at end of year	$1,617,274	$4,160,402	$836,693	$6,691,268	$2,104,439

Accumulation unit activity(2)
Units outstanding at beginning of year	1,165,124	2,808,575	475,741	3,696,737	411,614
Units purchased	64,874	31,702	60,251	24,789	67,271
Units redeemed	(63,654)	(349,675)	(78,704)	(812,966)	(21,395)
Units outstanding at end of year	1,166,344	2,490,602	457,288	2,908,560	457,490

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

82	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$(33,867)	$(8,317)	$(21,879)	$10,787	$(31,520)
Net realized gain (loss) on sales of investments	177,951	83,838	36,088	13,318	43,482
Distributions from capital gains	—	—	—	16,048	—
Net change in unrealized appreciation or depreciation of investments	(130,524)	358,088	71,088	18,894	184,113
Net increase (decrease) in net assets resulting from operations	13,560	433,609	85,297	59,047	196,075

Contract transactions
Contract purchase payments	158,142	150,906	277,605	173,584	469,857
Net transfers(1)	186,615	188,477	144,945	356,831	(421,674)
Transfers for policy loans	(6,052)	—	105	(99)	276
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(296)	(58)	(655)	(129)	(1,063)
Contract terminations:
Surrender benefits	(108,248)	(13,816)	(106,803)	(67,053)	(87,325)
Death benefits	(470,849)	—	—	—	(62,732)
Increase (decrease) from contract transactions	(240,688)	325,509	315,197	463,134	(102,661)
Net assets at beginning of year	3,649,667	511,178	2,244,523	664,536	3,356,645
Net assets at end of year	$3,422,539	$1,270,296	$2,645,017	$1,186,717	$3,450,059

Accumulation unit activity(2)
Units outstanding at beginning of year	1,321,603	157,529	932,810	582,819	1,135,679
Units purchased	136,074	73,133	270,414	449,580	204,240
Units redeemed	(247,377)	(4,315)	(122,459)	(66,247)	(247,067)
Units outstanding at end of year	1,210,300	226,347	1,080,765	966,152	1,092,852

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	83

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl
Operations
Investment income (loss) — net	$(7,522)	$(10,918)	$6,625	$6,947	$108,580
Net realized gain (loss) on sales of investments	43,456	42,511	(2,527)	(4,415)	(89,157)
Distributions from capital gains	—	—	11,101	—	—
Net change in unrealized appreciation or depreciation of investments	15,493	233,069	82,412	28,286	(26,537)
Net increase (decrease) in net assets resulting from operations	51,427	264,662	97,611	30,818	(7,114)

Contract transactions
Contract purchase payments	8,604	86,692	77,436	94,818	29,156
Net transfers(1)	100,834	(56,955)	(20,218)	48,757	(677,180)
Transfers for policy loans	365	—	—	—	835
Adjustments to net assets allocated to contracts in payment period	(1,115)	—	—	—	(527)
Contract charges	(708)	(129)	(218)	(93)	(5,203)
Contract terminations:
Surrender benefits	(100,703)	(12,746)	(49,914)	(26,830)	(589,650)
Death benefits	(37,217)	—	—	(3,999)	(120,874)
Increase (decrease) from contract transactions	(29,940)	16,862	7,086	112,653	(1,363,443)
Net assets at beginning of year	918,965	1,038,832	619,282	567,650	5,531,042
Net assets at end of year	$940,452	$1,320,356	$723,979	$711,121	$4,160,485

Accumulation unit activity(2)
Units outstanding at beginning of year	295,651	347,314	475,118	541,285	3,802,099
Units purchased	37,783	27,589	73,876	164,536	33,532
Units redeemed	(49,887)	(24,004)	(56,104)	(54,681)	(1,007,120)
Units outstanding at end of year	283,547	350,899	492,890	651,140	2,828,511

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

84	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2
Operations
Investment income (loss) — net	$(287,895)	$12,025	$63,330	$(4,973)	$(109,588)
Net realized gain (loss) on sales of investments	1,461,656	22,049	150,092	2,755	(301,206)
Distributions from capital gains	163,508	52,698	339,146	—	—
Net change in unrealized appreciation or depreciation of investments	6,641,661	(11,921)	(208,172)	286,366	3,535,094
Net increase (decrease) in net assets resulting from operations	7,978,930	74,851	344,396	284,148	3,124,300

Contract transactions
Contract purchase payments	3,288,750	3,311	47,659	8,603	1,232,774
Net transfers(1)	(2,717,525)	(1,669)	(164,583)	(41,510)	(2,326,872)
Transfers for policy loans	(9,653)	228	11,669	—	8,351
Adjustments to net assets allocated to contracts in payment period	(6,020)	—	(6,246)	—	(1,565)
Contract charges	(12,635)	(280)	(3,904)	(589)	(12,918)
Contract terminations:
Surrender benefits	(2,830,815)	(87,822)	(643,099)	(106,844)	(1,824,767)
Death benefits	(359,252)	—	(9,684)	—	(284,287)
Increase (decrease) from contract transactions	(2,647,150)	(86,232)	(768,188)	(140,340)	(3,209,284)
Net assets at beginning of year	30,061,762	1,129,132	7,162,588	1,760,365	23,460,296
Net assets at end of year	$35,393,542	$1,117,751	$6,738,796	$1,904,173	$23,375,312

Accumulation unit activity(2)
Units outstanding at beginning of year	11,232,101	440,345	2,387,095	397,298	6,667,734
Units purchased	1,196,682	3,835	22,114	2,219	408,746
Units redeemed	(2,133,142)	(35,561)	(302,857)	(32,135)	(1,508,549)
Units outstanding at end of year	10,295,641	408,619	2,106,352	367,382	5,567,931

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	85

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2
Operations
Investment income (loss) — net	$(1,125)	$(16,974)	$157,922	$68,855	$138,911
Net realized gain (loss) on sales of investments	16,194	60,899	(27,581)	(145,150)	(61,377)
Distributions from capital gains	1,091	10,863	72,814	299,594	2,424
Net change in unrealized appreciation or depreciation of investments	15,806	290,487	220,241	(521,887)	(94,048)
Net increase (decrease) in net assets resulting from operations	31,966	345,275	423,396	(298,588)	(14,090)

Contract transactions
Contract purchase payments	24,367	35,268	1,362,558	37,524	380,993
Net transfers(1)	(8,451)	(46,600)	103,463	(233,531)	(5,695)
Transfers for policy loans	—	9,513	(16,497)	11,086	56
Adjustments to net assets allocated to contracts in payment period	—	(246)	—	(809)	—
Contract charges	(69)	(1,228)	(1,291)	(2,574)	(570)
Contract terminations:
Surrender benefits	(72,493)	(169,255)	(379,482)	(383,598)	(87,711)
Death benefits	—	(65,029)	(31,265)	(35,005)	(20,202)
Increase (decrease) from contract transactions	(56,646)	(237,577)	1,037,486	(606,907)	266,871
Net assets at beginning of year	257,777	2,697,052	6,728,423	3,590,252	3,182,050
Net assets at end of year	$233,097	$2,804,750	$8,189,305	$2,684,757	$3,434,831

Accumulation unit activity(2)
Units outstanding at beginning of year	148,032	1,328,357	5,771,065	1,602,782	2,354,217
Units purchased	13,647	38,699	1,539,997	24,648	371,492
Units redeemed	(44,445)	(167,085)	(696,723)	(413,356)	(174,000)
Units outstanding at end of year	117,234	1,199,971	6,614,339	1,214,074	2,551,709

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

86	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$149,160	$34,422	$(14,399)	$4,978	$(2,369)
Net realized gain (loss) on sales of investments	(308,784)	(536,514)	(26,403)	2,831	2,225
Distributions from capital gains	321,096	424,257	98,222	—	5,090
Net change in unrealized appreciation or depreciation of investments	(781,149)	174,455	364,936	20,875	27,257
Net increase (decrease) in net assets resulting from operations	(619,677)	96,620	422,356	28,684	32,203

Contract transactions
Contract purchase payments	547,917	299,900	47,455	194,105	21,970
Net transfers(1)	(124,507)	(418,154)	(205,623)	187,440	—
Transfers for policy loans	18,799	4,952	5,147	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(2,476)	—	—
Contract charges	(3,542)	(2,956)	(5,899)	(71)	(39)
Contract terminations:
Surrender benefits	(362,644)	(353,717)	(319,029)	(29,926)	(56,815)
Death benefits	(416,875)	(55,123)	(53,030)	(141,827)	—
Increase (decrease) from contract transactions	(340,852)	(525,098)	(533,455)	209,721	(34,884)
Net assets at beginning of year	9,889,034	8,214,160	7,054,140	281,553	408,201
Net assets at end of year	$8,928,505	$7,785,682	$6,943,041	$519,958	$405,520

Accumulation unit activity(2)
Units outstanding at beginning of year	4,467,585	2,389,503	1,393,214	302,233	121,341
Units purchased	434,030	98,300	11,639	417,642	7,314
Units redeemed	(611,119)	(331,628)	(127,744)	(187,711)	(16,453)
Units outstanding at end of year	4,290,496	2,156,175	1,277,109	532,164	112,202

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	87

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$(2,586)	$(3,355)	$(18,980)	$69,178	$53,250
Net realized gain (loss) on sales of investments	108,703	41,070	174,674	(5,018)	(35,342)
Distributions from capital gains	168,443	33,226	156,448	53,892	112,923
Net change in unrealized appreciation or depreciation of investments	332,569	75,068	352,419	(14,680)	(264,795)
Net increase (decrease) in net assets resulting from operations	607,129	146,009	664,561	103,372	(133,964)

Contract transactions
Contract purchase payments	29,096	4,196	851	313,619	29,168
Net transfers(1)	(295,752)	(34,688)	(315,971)	2,869	(63,087)
Transfers for policy loans	—	—	1,633	—	7,115
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(6,799)	(135)	(6,654)	(232)	(11,257)
Contract terminations:
Surrender benefits	(240,465)	(72,678)	(137,096)	(95,244)	(359,342)
Death benefits	(70,466)	—	(21,342)	—	(88,194)
Increase (decrease) from contract transactions	(584,386)	(103,305)	(478,579)	221,012	(485,597)
Net assets at beginning of year	4,281,936	382,445	2,204,785	936,650	5,189,202
Net assets at end of year	$4,304,679	$425,149	$2,390,767	$1,261,034	$4,569,641

Accumulation unit activity(2)
Units outstanding at beginning of year	1,650,178	153,276	903,049	763,987	2,140,831
Units purchased	12,749	1,538	9,679	279,774	67,859
Units redeemed	(240,758)	(34,235)	(218,127)	(93,303)	(289,563)
Units outstanding at end of year	1,422,169	120,579	694,601	950,458	1,919,127

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

88	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I(3)	Invesco VI Dis Mid Cap Gro, Ser II(3)	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II
Operations
Investment income (loss) — net	$2,971	$(4,008)	$(3,973)	$13,472	$10,158
Net realized gain (loss) on sales of investments	159,869	9,573	7,610	9,023	22,164
Distributions from capital gains	1,218,315	58,089	47,738	16,251	14,291
Net change in unrealized appreciation or depreciation of investments	(765,192)	241,702	183,841	(55,700)	(82,020)
Net increase (decrease) in net assets resulting from operations	615,963	305,356	235,216	(16,954)	(35,407)

Contract transactions
Contract purchase payments	28,373	3,248	10,485	3,957	9,040
Net transfers(1)	(348,161)	597,371	475,126	(32,463)	(16,872)
Transfers for policy loans	17,210	—	—	1,173	2,108
Adjustments to net assets allocated to contracts in payment period	(4,184)	—	—	—	—
Contract charges	(2,569)	(238)	(338)	(284)	(738)
Contract terminations:
Surrender benefits	(406,559)	(28,058)	(28,317)	(36,050)	(195,974)
Death benefits	(206,641)	—	—	(18,371)	(12,988)
Increase (decrease) from contract transactions	(922,531)	572,323	456,956	(82,038)	(215,424)
Net assets at beginning of year	6,037,910	—	—	774,951	796,658
Net assets at end of year	$5,731,342	$877,679	$692,172	$675,959	$545,827

Accumulation unit activity(2)
Units outstanding at beginning of year	1,661,791	—	—	352,530	369,669
Units purchased	12,854	605,331	482,003	10,407	9,312
Units redeemed	(271,933)	(23,133)	(21,771)	(52,770)	(123,031)
Units outstanding at end of year	1,402,712	582,198	460,232	310,167	255,950

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

(3)	For the period April 24, 2020 (commencement of operations) to December 31, 2020.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	89

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Main St, Ser II
Operations
Investment income (loss) — net	$(40,560)	$412,134	$(12,414)	$30,539	$595
Net realized gain (loss) on sales of investments	75,269	(156,453)	52,070	42,374	1,187
Distributions from capital gains	269,634	—	37,287	58,815	25,175
Net change in unrealized appreciation or depreciation of investments	1,511,293	(150,227)	102,008	151,523	5,702
Net increase (decrease) in net assets resulting from operations	1,815,636	105,454	178,951	283,251	32,659

Contract transactions
Contract purchase payments	464,002	136,066	34,228	37,586	2,095
Net transfers(1)	(358,630)	(258,537)	(64,677)	(171,574)	1,884
Transfers for policy loans	7,484	10,850	443	1,858	—
Adjustments to net assets allocated to contracts in payment period	—	(808)	(4,374)	(5,753)	—
Contract charges	(1,291)	(13,657)	(1,051)	(2,561)	(142)
Contract terminations:
Surrender benefits	(237,987)	(928,646)	(214,356)	(205,597)	(40,264)
Death benefits	(18,953)	(279,977)	(11,777)	(38,214)	—
Increase (decrease) from contract transactions	(145,375)	(1,334,709)	(261,564)	(384,255)	(36,427)
Net assets at beginning of year	7,162,701	10,762,910	1,677,228	2,957,940	277,778
Net assets at end of year	$8,832,962	$9,533,655	$1,594,615	$2,856,936	$274,010

Accumulation unit activity(2)
Units outstanding at beginning of year	2,702,790	6,614,627	566,799	1,476,071	215,971
Units purchased	196,384	95,062	31,260	23,718	3,240
Units redeemed	(252,904)	(982,850)	(119,362)	(238,539)	(30,163)
Units outstanding at end of year	2,646,270	5,726,839	478,697	1,261,250	189,048

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

90	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Operations
Investment income (loss) — net	$(27,239)	$(10,845)	$27,362	$(7,329)	$17,953
Net realized gain (loss) on sales of investments	(30,474)	123,229	46,708	34,783	15,843
Distributions from capital gains	61,648	113,881	94,850	65,125	—
Net change in unrealized appreciation or depreciation of investments	815,132	266,736	746,127	61,647	76,570
Net increase (decrease) in net assets resulting from operations	819,067	493,001	915,047	154,226	110,366

Contract transactions
Contract purchase payments	160,442	19,873	813,610	2,478	72,725
Net transfers(1)	(90,607)	58,746	2,186,108	(21,109)	80,819
Transfers for policy loans	2,524	1,601	156	(389)	(96)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,147)	(1,830)	(2,027)	(198)	(253)
Contract terminations:
Surrender benefits	(219,388)	(116,516)	(674,486)	(59,712)	(66,188)
Death benefits	(33,135)	(19,282)	—	—	(102)
Increase (decrease) from contract transactions	(181,311)	(57,408)	2,323,361	(78,930)	86,905
Net assets at beginning of year	4,494,475	1,174,603	5,909,096	936,778	1,222,470
Net assets at end of year	$5,132,231	$1,610,196	$9,147,504	$1,012,074	$1,419,741

Accumulation unit activity(2)
Units outstanding at beginning of year	1,589,603	483,973	4,943,585	428,487	1,110,809
Units purchased	82,962	33,955	2,440,954	1,169	192,159
Units redeemed	(142,892)	(54,830)	(590,695)	(37,734)	(120,730)
Units outstanding at end of year	1,529,673	463,098	6,793,844	391,922	1,182,238

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2) Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	91

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(9,718)	$3,384	$(22,844)	$(3,215)	$(23,865)
Net realized gain (loss) on sales of investments	107,449	(16,419)	271,615	5,065	114,548
Distributions from capital gains	104,022	—	254,754	8,484	349,112
Net change in unrealized appreciation or depreciation of investments	301,135	148,827	330,734	45,476	287,248
Net increase (decrease) in net assets resulting from operations	502,888	135,792	834,259	55,810	727,043

Contract transactions
Contract purchase payments	1,821	12,951	65,723	246,985	31,195
Net transfers(1)	61,093	(29,432)	(303,695)	293,815	85,193
Transfers for policy loans	(2,674)	1,024	1,893	—	2,593
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(198)	(309)	(4,437)	(357)	(2,275)
Contract terminations:
Surrender benefits	(84,485)	(56,203)	(383,400)	(89,229)	(328,291)
Death benefits	(60,504)	(9,686)	(47,724)	—	(49,621)
Increase (decrease) from contract transactions	(84,947)	(81,655)	(671,640)	451,214	(261,206)
Net assets at beginning of year	1,052,276	1,016,418	3,182,759	473,241	3,509,670
Net assets at end of year	$1,470,217	$1,070,555	$3,345,378	$980,265	$3,975,507

Accumulation unit activity(2)
Units outstanding at beginning of year	484,188	611,404	1,243,589	319,298	1,955,849
Units purchased	19,426	15,733	28,734	507,286	82,125
Units redeemed	(48,479)	(68,124)	(279,603)	(155,359)	(207,869)
Units outstanding at end of year	455,135	559,013	992,720	671,225	1,830,105

(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2) Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

92	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S
Operations
Investment income (loss) — net	$(16,478)	$60,997	$(37,299)	$27,126	$(2,622)
Net realized gain (loss) on sales of investments	46,230	275,086	492,594	(20,291)	15,862
Distributions from capital gains	219,446	132,271	410,287	16,106	32,850
Net change in unrealized appreciation or depreciation of investments	543,982	(252,055)	2,489,172	(186,420)	28,015
Net increase (decrease) in net assets resulting from operations	793,180	216,299	3,354,754	(163,479)	74,105

Contract transactions
Contract purchase payments	17,177	624,613	541,967	15,419	10,354
Net transfers(1)	(63,312)	(1,172,365)	(107,924)	(49,913)	(17,995)
Transfers for policy loans	(1,683)	(56)	119	438	121
Adjustments to net assets allocated to contracts in payment period	—	(681)	—	—	—
Contract charges	(903)	(2,719)	(1,343)	(1,035)	(1,054)
Contract terminations:
Surrender benefits	(200,732)	(370,224)	(403,036)	(87,285)	(50,041)
Death benefits	(14,830)	(367,237)	(14,948)	(33,129)	(6,151)
Increase (decrease) from contract transactions	(264,283)	(1,288,669)	14,835	(155,505)	(64,766)
Net assets at beginning of year	1,949,321	6,296,896	2,266,721	1,098,854	711,200
Net assets at end of year	$2,478,218	$5,224,526	$5,636,310	$779,870	$720,539

Accumulation unit activity(2)
Units outstanding at beginning of year	631,848	1,824,422	709,532	688,158	505,858
Units purchased	5,565	202,898	157,778	35,556	7,530
Units redeemed	(81,927)	(607,586)	(166,884)	(145,113)	(54,419)
Units outstanding at end of year	555,486	1,419,734	700,426	578,601	458,969

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	93

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl
Operations
Investment income (loss) — net	$(3,956)	$(246)	$144,187	$19,252	$44,868
Net realized gain (loss) on sales of investments	22,517	(566)	(64,891)	(426)	42,555
Distributions from capital gains	22,383	8,636	—	5,493	58,446
Net change in unrealized appreciation or depreciation of investments	40,481	(1,153)	120,370	17,654	188,912
Net increase (decrease) in net assets resulting from operations	81,425	6,671	199,666	41,973	334,781

Contract transactions
Contract purchase payments	9,483	6,465	18,222	76,657	1,221,229
Net transfers(1)	(169,729)	(20,595)	(115,896)	(2,562)	854,094
Transfers for policy loans	—	—	2,029	—	208
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(179)	(22)	(4,813)	(57)	(695)
Contract terminations:
Surrender benefits	(46,087)	(7,716)	(527,994)	(21,123)	(269,062)
Death benefits	(26,990)	—	(38,971)	—	—
Increase (decrease) from contract transactions	(233,502)	(21,868)	(667,423)	52,915	1,805,774
Net assets at beginning of year	787,942	129,718	4,271,350	223,808	3,631,746
Net assets at end of year	$635,865	$114,521	$3,803,593	$318,696	$5,772,301

Accumulation unit activity(2)
Units outstanding at beginning of year	299,436	127,206	2,578,140	184,357	3,320,358
Units purchased	16,449	7,579	75,909	67,857	2,021,989
Units redeemed	(113,131)	(30,419)	(502,394)	(23,309)	(419,967)
Units outstanding at end of year	202,754	104,366	2,151,655	228,905	4,922,380

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

94	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$(4,324)	$3,736	$(39,559)	$(4,105)	$(2,124)
Net realized gain (loss) on sales of investments	11,932	1,253	214,431	24,128	19
Distributions from capital gains	106,690	—	530,309	81,967	3,989
Net change in unrealized appreciation or depreciation of investments	48,356	46,942	893,365	139,398	56,164
Net increase (decrease) in net assets resulting from operations	162,654	51,931	1,598,546	241,388	58,048

Contract transactions
Contract purchase payments	3,501	8,219	40,795	6,483	2,673
Net transfers(1)	(1,758)	(11,195)	183,904	(407)	(1,796)
Transfers for policy loans	1,011	—	17,667	4,951	—
Adjustments to net assets allocated to contracts in payment period	—	(280)	(3,925)	—	—
Contract charges	(1,210)	(288)	(3,364)	(428)	(110)
Contract terminations:
Surrender benefits	(78,485)	(13,211)	(467,199)	(60,552)	(6,895)
Death benefits	(61,910)	(6,746)	(43,404)	—	—
Increase (decrease) from contract transactions	(138,851)	(23,501)	(275,526)	(49,953)	(6,128)
Net assets at beginning of year	1,191,031	531,608	6,257,936	910,048	257,060
Net assets at end of year	$1,214,834	$560,038	$7,580,956	$1,101,483	$308,980

Accumulation unit activity(2)
Units outstanding at beginning of year	354,042	284,223	1,596,180	271,256	74,248
Units purchased	5,869	6,927	44,064	10,741	847
Units redeemed	(46,416)	(21,366)	(122,428)	(25,229)	(2,345)
Units outstanding at end of year	313,495	269,784	1,517,816	256,768	72,750

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	95

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$129,334	$6,250	$16,510	$(378,676)	$(375,142)
Net realized gain (loss) on sales of investments	(58,774)	(8,875)	53,538	2,134,731	2,362,539
Distributions from capital gains	—	2,492	—	—	—
Net change in unrealized appreciation or depreciation of investments	(183,171)	(16,321)	198,847	3,232,371	3,466,200
Net increase (decrease) in net assets resulting from operations	(112,611)	(16,454)	268,895	4,988,426	5,453,597

Contract transactions
Contract purchase payments	99,898	4,368	121,935	906,003	854,163
Net transfers(1)	9,716	5,368	103,923	(823,423)	(1,286,626)
Transfers for policy loans	—	—	—	28,681	18,225
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(553)	(175)	(273)	(148,327)	(222,183)
Contract terminations:
Surrender benefits	(180,269)	(20,855)	(27,933)	(3,559,327)	(3,113,811)
Death benefits	(17,776)	(80)	(36,629)	(278,737)	—
Increase (decrease) from contract transactions	(88,984)	(11,374)	161,023	(3,875,130)	(3,750,232)
Net assets at beginning of year	1,794,686	435,499	690,691	40,400,588	42,749,195
Net assets at end of year	$1,593,091	$407,671	$1,120,609	$41,513,884	$44,452,560

Accumulation unit activity(2)
Units outstanding at beginning of year	1,835,459	175,915	697,413	20,199,090	21,212,569
Units purchased	165,739	5,034	226,207	757,510	443,647
Units redeemed	(261,707)	(10,745)	(99,153)	(2,717,241)	(2,289,789)
Units outstanding at end of year	1,739,491	170,204	824,467	18,239,359	19,366,427

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

96	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(351,545)	$(273,296)	$(88,110)	$(169,761)	$(491,691)
Net realized gain (loss) on sales of investments	1,175,135	1,149,820	87,939	157,520	1,270,172
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,851,356	1,326,311	642,176	1,596,729	2,698,851
Net increase (decrease) in net assets resulting from operations	2,674,946	2,202,835	642,005	1,584,488	3,477,332

Contract transactions
Contract purchase payments	1,837,409	89,770	842,877	2,823,857	545,301
Net transfers(1)	5,435,508	3,370,286	(39,479)	1,172,711	12,489,040
Transfers for policy loans	9,713	3,819	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(245,462)	(144,404)	(116,137)	(193,229)	(560,501)
Contract terminations:
Surrender benefits	(4,556,550)	(3,610,098)	(57,469)	(270,354)	(5,192,224)
Death benefits	(439,560)	(456,141)	(22,032)	(35,251)	(146,101)
Increase (decrease) from contract transactions	2,041,058	(746,768)	607,760	3,497,734	7,135,515
Net assets at beginning of year	32,225,419	27,972,623	8,465,025	15,063,506	42,316,952
Net assets at end of year	$36,941,423	$29,428,690	$9,714,790	$20,145,728	$52,929,799

Accumulation unit activity(2)
Units outstanding at beginning of year	23,857,029	20,623,208	7,591,939	12,921,305	35,735,219
Units purchased	6,289,686	2,475,837	1,232,612	4,130,638	11,130,098
Units redeemed	(4,823,983)	(3,038,421)	(663,827)	(1,159,632)	(5,133,226)
Units outstanding at end of year	25,322,732	20,060,624	8,160,724	15,892,311	41,732,091

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	97

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(1,053,810)	$(5,786,222)	$(10,169,727)	$(4,581,911)	$(4,201,929)
Net realized gain (loss) on sales of investments	1,992,008	8,326,267	18,882,695	16,477,406	30,752,931
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,049,793	57,026,958	80,487,593	39,072,172	21,321,737
Net increase (decrease) in net assets resulting from operations	7,987,991	59,567,003	89,200,561	50,967,667	47,872,739

Contract transactions
Contract purchase payments	2,458,338	39,634,855	29,356,450	19,418,718	998,639
Net transfers(1)	3,453,070	(427,354)	(10,360,323)	(49,394)	(10,395,225)
Transfers for policy loans	—	17,026	17,804	70,569	20,913
Adjustments to net assets allocated to contracts in payment period	—	—	—	(28,884)	—
Contract charges	(1,104,663)	(6,828,299)	(11,976,734)	(3,563,553)	(2,952,527)
Contract terminations:
Surrender benefits	(3,687,706)	(20,257,880)	(40,147,194)	(30,980,334)	(48,715,151)
Death benefits	(1,202,310)	(4,327,266)	(6,602,480)	(6,846,723)	(6,136,404)
Increase (decrease) from contract transactions	(83,271)	7,811,082	(39,712,477)	(21,979,601)	(67,179,755)
Net assets at beginning of year	98,805,064	582,691,332	1,004,402,696	453,343,099	474,915,928
Net assets at end of year	$106,709,784	$650,069,417	$1,053,890,780	$482,331,165	$455,608,912

Accumulation unit activity(2)
Units outstanding at beginning of year	78,612,898	416,876,597	719,636,674	270,586,584	281,063,218
Units purchased	5,152,877	29,742,263	21,569,317	14,001,377	611,797
Units redeemed	(5,176,613)	(25,081,307)	(50,304,446)	(26,962,215)	(40,393,289)
Units outstanding at end of year	78,589,162	421,537,553	690,901,545	257,625,746	241,281,726

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

98	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2
Operations
Investment income (loss) — net	$(1,777,427)	$(1,225,744)	$(892,288)	$(809,843)	$6,061
Net realized gain (loss) on sales of investments	10,852,878	13,834,250	3,279,813	4,525,517	2,315
Distributions from capital gains	—	—	—	—	7,730
Net change in unrealized appreciation or depreciation of investments	12,810,881	2,345,518	6,205,051	4,131,710	36,921
Net increase (decrease) in net assets resulting from operations	21,886,332	14,954,024	8,592,576	7,847,384	53,027

Contract transactions
Contract purchase payments	6,841,744	1,076,318	4,258,278	183,520	59,461
Net transfers(1)	(9,112,244)	(8,418,324)	6,557,184	1,632,544	121,782
Transfers for policy loans	68,582	52,406	1,331	49,490	—
Adjustments to net assets allocated to contracts in payment period	(27,334)	—	(24,856)	—	—
Contract charges	(1,161,071)	(737,284)	(601,515)	(500,685)	(35)
Contract terminations:
Surrender benefits	(14,262,226)	(20,175,849)	(6,646,573)	(8,237,996)	(8,662)
Death benefits	(2,744,693)	(1,105,747)	(1,448,665)	(1,007,727)	—
Increase (decrease) from contract transactions	(20,397,242)	(29,308,480)	2,095,184	(7,880,854)	172,546
Net assets at beginning of year	188,683,695	146,514,203	84,861,594	86,069,598	688,189
Net assets at end of year	$190,172,785	$132,159,747	$95,549,354	$86,036,128	$913,762

Accumulation unit activity(2)
Units outstanding at beginning of year	102,483,486	79,121,566	56,343,747	56,774,077	579,719
Units purchased	3,780,407	618,205	7,174,684	1,390,140	149,206
Units redeemed	(14,740,116)	(16,530,256)	(5,788,836)	(6,540,716)	(6,981)
Units outstanding at end of year	91,523,777	63,209,515	57,729,595	51,623,501	721,944

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	99

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2
Operations
Investment income (loss) — net	$(2,069)	$(13,628)	$(2,404)	$(17,259)	$(3,145)
Net realized gain (loss) on sales of investments	45,960	189,430	(422)	(30,941)	(57,936)
Distributions from capital gains	—	—	892	18,293	—
Net change in unrealized appreciation or depreciation of investments	(12,336)	34,087	35,239	341,662	(15,265)
Net increase (decrease) in net assets resulting from operations	31,555	209,889	33,305	311,755	(76,346)

Contract transactions
Contract purchase payments	3,668	6,676	53,018	44,801	66,237
Net transfers(1)	28,315	(83,380)	8,958	(49,337)	(101,346)
Transfers for policy loans	—	794	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(55)	(4,092)	(65)	(227)	(100)
Contract terminations:
Surrender benefits	(80,771)	(200,965)	(6,928)	(139,652)	(60,573)
Death benefits	—	(16,915)	—	(73,715)	(25,182)
Increase (decrease) from contract transactions	(48,843)	(297,882)	54,983	(218,130)	(120,964)
Net assets at beginning of year	263,207	1,680,669	300,871	1,891,486	1,238,243
Net assets at end of year	$245,919	$1,592,676	$389,159	$1,985,111	$1,040,933

Accumulation unit activity(2)
Units outstanding at beginning of year	108,694	781,068	205,962	1,163,381	954,997
Units purchased	14,187	3,642	41,467	50,686	67,752
Units redeemed	(35,183)	(144,369)	(5,457)	(207,028)	(176,274)
Units outstanding at end of year	87,698	640,341	241,972	1,007,039	846,475

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

100	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2
Operations
Investment income (loss) — net	$(14,633)	$(6,285)	$(26,576)	$(301,315)	$(1,887,957)
Net realized gain (loss) on sales of investments	56,173	4,138	243,421	202,055	1,585,735
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	404,901	24,686	(143,220)	1,763,392	10,727,050
Net increase (decrease) in net assets resulting from operations	446,441	22,539	73,625	1,664,132	10,424,828

Contract transactions
Contract purchase payments	7,219	22,615	33,997	2,458,852	40,178,708
Net transfers(1)	(157,400)	(1,287)	(5,302)	7,852,346	8,233,830
Transfers for policy loans	—	—	5,120	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(90)	(42)	(7,192)	(269,312)	(2,154,164)
Contract terminations:
Surrender benefits	(46,037)	(22,317)	(377,541)	(291,113)	(4,961,791)
Death benefits	—	—	(43,965)	(262,255)	(2,163,937)
Increase (decrease) from contract transactions	(196,308)	(1,031)	(394,883)	9,488,518	39,132,646
Net assets at beginning of year	1,340,870	693,957	3,803,879	23,725,154	164,705,065
Net assets at end of year	$1,591,003	$715,465	$3,482,621	$34,877,804	$214,262,539

Accumulation unit activity(2)
Units outstanding at beginning of year	547,115	334,324	1,189,036	19,470,367	120,101,814
Units purchased	3,045	31,324	48,526	8,589,291	37,443,386
Units redeemed	(75,569)	(30,225)	(175,315)	(737,582)	(6,963,381)
Units outstanding at end of year	474,591	335,423	1,062,247	27,322,076	150,581,819

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	101

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(1,203,854)	$82,754	$(100,083)	$16,765
Net realized gain (loss) on sales of investments	1,091,818	(220,574)	(785,244)	(6,105)
Distributions from capital gains	—	261,330	1,238,761	—
Net change in unrealized appreciation or depreciation of investments	5,886,094	742,199	1,991,845	23,977
Net increase (decrease) in net assets resulting from operations	5,774,058	865,709	2,345,279	34,637

Contract transactions
Contract purchase payments	14,757,747	87,583	94,127	25,099
Net transfers(1)	1,235,045	(427,991)	(932,440)	49,728
Transfers for policy loans	—	5,468	9,112	—
Adjustments to net assets allocated to contracts in payment period	—	(973)	(1,758)	—
Contract charges	(1,289,062)	(7,657)	(10,211)	(22)
Contract terminations:
Surrender benefits	(2,861,760)	(720,857)	(1,357,823)	(44,692)
Death benefits	(871,911)	(37,738)	(170,782)	(5,238)
Increase (decrease) from contract transactions	10,970,059	(1,102,165)	(2,369,775)	24,875
Net assets at beginning of year	112,219,915	8,296,820	13,264,853	624,967
Net assets at end of year	$128,964,032	$8,060,364	$13,240,357	$684,479

Accumulation unit activity(2)
Units outstanding at beginning of year	86,713,997	2,875,259	2,854,503	520,208
Units purchased	13,010,612	36,219	23,843	67,778
Units redeemed	(4,348,620)	(461,800)	(587,144)	(50,116)
Units outstanding at end of year	95,375,989	2,449,678	2,291,202	537,870

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

102	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.

RiverSource® Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus)

RiverSource® Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus)

RiverSource® Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)

RiverSource® Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)

RiverSource® Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2019)

RiverSource® RAVA 5 ChoiceSM Variable Annuity (RAVA 5 Choice)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after June 22, 2020)

RiverSource® RAVA Apex NY Variable Annuity (RAVA Apex)

RiverSource® RAVA Vista NY Variable Annuity (RAVA Vista)

RiverSource® Flexible Portfolio Annuity (FPA)*

RiverSource® Retirement Advisor Variable Annuity (RAVA)*

RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage)*

RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select)*

*

New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	103

and liabilities as of December 31, 2021, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B) (renamed to AB VPS Sustainable Global Thematic Portfolio (Class B) effective sometime during the second quarter 2022)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2 (previously Wells Fargo VT Index Asset Allocation Fund – Class 2)
Allspg VT Intl Eq, Cl 2	Allspring VT International Equity Fund – Class 2 (previously Wells Fargo VT International Equity Fund – Class 2)
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2 (previously Wells Fargo VT Opportunity Fund – Class 2)
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2 (previously Wells Fargo VT Small Cap Growth Fund – Class 2)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 2	Columbia Variable Portfolio – Balanced Fund (Class 2)(1)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 2	Columbia Variable Portfolio – Global Strategic Income Fund (Class 2)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 2	Columbia Variable Portfolio – Large Cap Index Fund (Class 2)(1)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (renamed to Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2) effective sometime during the second quarter 2022)

104	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Fund
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (renamed to Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3) effective sometime during the second quarter 2022)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio(2)
CTIVP Allspg Short Dur Govt, Cl 2	CTIVP® – Allspring Short Duration Government Fund (Class 2)(3) (previously CTIVP® – Wells Fargo Short Duration Government Fund (Class 2))
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP Loomis Sayles Gro, Cl 1	CTIVP® – Loomis Sayles Growth Fund (Class 1) (renamed to CTIVP® – Principal Blue Chip Growth Fund (Class 1) effective sometime during the second quarter 2022)
CTIVP Loomis Sayles Gro, Cl 2	CTIVP® – Loomis Sayles Growth Fund (Class 2) (renamed to CTIVP® – Principal Blue Chip Growth Fund (Class 2) effective sometime during the second quarter 2022)
CTIVP MFS Val, Cl 2	CTIVP® – MFS® Value Fund (Class 2)
CTIVP MS Adv, Cl 2	CTIVP® – Morgan Stanley Advantage Fund (Class 2)
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
Del Ivy VIP Asset Strategy, Cl II	Delaware Ivy VIP Asset Strategy, Class II (previously Ivy VIP Asset Strategy, Class II)
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares(4) (previously Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares)
Invesco VI Dis Mid Cap Gro, Ser II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares(4) (previously Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	105

Division	Fund
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares (previously Invesco Oppenheimer V.I. Global Fund, Series II Shares)
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares (previously Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares)
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares (renamed to Invesco V.I. EQV International Equity Fund, Series II Shares effective sometime during the second quarter 2022)
Invesco VI Main St, Ser II	Invesco V.I. Main Street Fund®, Series II Shares (previously Invesco Oppenheimer V.I. Main Street Fund®, Series II Shares)
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares (previously Invesco Oppenheimer V.I. Main Street Small Cap Fund®, Series II Shares)
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S)
NB AMT Sus Eq, Cl S	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio (previously Third Avenue VST FFI Strategies Portfolio)
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)

106	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Fund
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Intl Core Eq, Cl 2	Variable Portfolio – Partners International Core Equity Fund (Class 2)
VP Ptnrs Intl Gro, Cl 2	Variable Portfolio – Partners International Growth Fund (Class 2)
VP Ptnrs Intl Val, Cl 2	Variable Portfolio – Partners International Value Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA (renamed to Wanger Acorn effective sometime during the second quarter 2022)
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	For the period May 3, 2021 (commencement of operations) to December 31, 2021.
(2)	Effective October 15, 2021, the portfolio performed a reverse share split. Shareholders of the portfolio received 1 share in exchange for every 6 shares of the portfolio owned.
(3)	CTIVP® – Allspring Short Duration Government Fund (Class 2) is scheduled to liquidate sometime during the second quarter of 2022.
(4)	For the period April 24, 2020 (commencement of operations) to December 31, 2020.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contracts.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2021.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	107

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.40% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.30% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.70% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2019)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Choice	0.95% to 1.55% (depending on the contract selected)

108	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Product	Mortality and expense risk fee
RAVA 5 Access (Offered for contract applications signed on or after June 22, 2020)	0.95% to 1.30% (depending on the contract selected)
RAVA Apex	0.65% to 1.50% (depending on the contract selected)
RAVA Vista	0.90% to 1.55% (depending on the contract selected)
FPA	1.25%
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)

4.  CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $50 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.

5.  SURRENDER CHARGES

RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2021 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$131,435
AB VPS Global Thematic Gro, Cl B	122,437
AB VPS Gro & Inc, Cl B	159,638
AB VPS Intl Val, Cl B	293,840
AB VPS Lg Cap Gro, Cl B	3,336,896
Allspg VT Index Asset Alloc, Cl 2	314,835
Allspg VT Intl Eq, Cl 2	52,990
Allspg VT Opp, Cl 2	323,023
Allspg VT Sm Cap Gro, Cl 2	1,787,811
ALPS Alerian Engy Infr, Class III	449,601
AC VP Intl, Cl I	10,592
AC VP Intl, Cl II	83,382

Division	Purchases
AC VP Mid Cap Val, Cl II	$107,098
AC VP Ultra, Cl II	814,639
AC VP Val, Cl I	17,848
AC VP Val, Cl II	1,100,475
BlackRock Global Alloc, Cl III	4,228,474
Calvert VP SRI Bal, Cl I	35,887
CB Var Sm Cap Gro, Cl I	117,776
Col VP Bal, Cl 2	2,949,052
Col VP Bal, Cl 3	6,591,818
Col VP Commodity Strategy, Cl 2	187,429
Col VP Contrarian Core, Cl 2	916,084
Col VP Disciplined Core, Cl 2	403,540

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	109

Division	Purchases
Col VP Disciplined Core, Cl 3	$177,907
Col VP Divd Opp, Cl 2	942,150
Col VP Divd Opp, Cl 3	380,356
Col VP Emerg Mkts Bond, Cl 2	363,980
Col VP Emer Mkts, Cl 2	1,069,253
Col VP Emer Mkts, Cl 3	1,084,549
Col VP Global Strategic Inc, Cl 2	367,604
Col VP Global Strategic Inc, Cl 3	454,539
Col VP Govt Money Mkt, Cl 2	3,994,585
Col VP Govt Money Mkt, Cl 3	823,782
Col VP Hi Yield Bond, Cl 2	1,395,003
Col VP Hi Yield Bond, Cl 3	655,468
Col VP Inc Opp, Cl 2	1,189,828
Col VP Inc Opp, Cl 3	810,339
Col VP Inter Bond, Cl 2	1,530,064
Col VP Inter Bond, Cl 3	2,517,857
Col VP Lg Cap Gro, Cl 2	1,345,031
Col VP Lg Cap Gro, Cl 3	68,219
Col VP Lg Cap Index, Cl 2	3,727,818
Col VP Lg Cap Index, Cl 3	5,478,082
Col VP Limited Duration Cr, Cl 2	1,508,278
Col VP Long Govt/Cr Bond, Cl 2	183,388
Col VP Mid Cap Gro, Cl 2	722,431
Col VP Mid Cap Gro, Cl 3	170,169
Col VP Overseas Core, Cl 2	492,825
Col VP Overseas Core, Cl 3	270,573
Col VP Select Lg Cap Val, Cl 2	418,209
Col VP Select Lg Cap Val, Cl 3	235,504
Col VP Select Mid Cap Val, Cl 2	321,684
Col VP Select Mid Cap Val, Cl 3	72,984
Col VP Select Sm Cap Val, Cl 2	359,431
Col VP Select Sm Cap Val, Cl 3	99,329
Col VP Strategic Inc, Cl 2	1,230,259
Col VP US Govt Mtge, Cl 2	1,005,179
Col VP US Govt Mtge, Cl 3	648,973
CS Commodity Return	111,795
CTIVP Allspg Short Dur Govt, Cl 2	966,357
CTIVP AC Div Bond, Cl 2	241,773
CTIVP BR Gl Infl Prot Sec, Cl 2	700,264
CTIVP BR Gl Infl Prot Sec, Cl 3	540,303
CTIVP CenterSquare Real Est, Cl 2	306,577
CTIVP Loomis Sayles Gro, Cl 1	191,393
CTIVP Loomis Sayles Gro, Cl 2	948,014
CTIVP MFS Val, Cl 2	874,333
CTIVP MS Adv, Cl 2	765,507
CTIVP T Rowe Price LgCap Val, Cl 2	1,251,134
CTIVP TCW Core Plus Bond, Cl 2	339,993
CTIVP Vty Sycamore Estb Val, Cl 2	900,250
CTIVP Vty Sycamore Estb Val, Cl 3	256,889
CTIVP Westfield Mid Cap Gro, Cl 2	150,325
Del Ivy VIP Asset Strategy, Cl II	128,274
DWS Alt Asset Alloc VIP, Cl B	236,317
EV VT Floating-Rate Inc, Init Cl	287,906
Fid VIP Contrafund, Serv Cl 2	11,616,034
Fid VIP Gro & Inc, Serv Cl	91,211
Fid VIP Gro & Inc, Serv Cl 2	634,434
Fid VIP Mid Cap, Serv Cl	350,307
Fid VIP Mid Cap, Serv Cl 2	7,057,170
Fid VIP Overseas, Serv Cl	22,954

Division	Purchases
Fid VIP Overseas, Serv Cl 2	$315,430
Fid VIP Strategic Inc, Serv Cl 2	3,141,458
Frank Global Real Est, Cl 2	178,657
Frank Inc, Cl 2	804,163
Frank Mutual Shares, Cl 2	1,401,696
Frank Sm Cap Val, Cl 2	1,200,465
GS VIT Mid Cap Val, Inst	1,138,083
GS VIT Multi-Strategy Alt, Advisor	210,457
GS VIT Sm Cap Eq Insights, Inst	122,935
GS VIT U.S. Eq Insights, Inst	1,252,524
Invesco VI Am Fran, Ser I	58,543
Invesco VI Am Fran, Ser II	372,477
Invesco VI Bal Risk Alloc, Ser II	160,106
Invesco VI Comstock, Ser II	150,026
Invesco VI Core Eq, Ser I	232,370
Invesco VI Dis Mid Cap Gro, Ser I	147,274
Invesco VI Dis Mid Cap Gro, Ser II	112,030
Invesco VI Div Divd, Ser I	38,006
Invesco VI Div Divd, Ser II	56,337
Invesco VI Global, Ser II	1,361,549
Invesco VI Gbl Strat Inc, Ser II	1,010,065
Invesco VI Hlth, Ser II	358,615
Invesco VI Intl Gro, Ser II	330,975
Invesco VI Main St, Ser II	20,672
Invesco VI Mn St Sm Cap, Ser II	778,593
Invesco VI Tech, Ser I	238,525
Janus Henderson VIT Bal, Serv	4,368,763
Janus Henderson VIT Enter, Serv	105,607
Janus Henderson VIT Flex Bd, Serv	609,588
Janus Hend VIT Gbl Tech Innov, Srv	253,827
Janus Henderson VIT Overseas, Serv	52,665
Janus Henderson VIT Res, Serv	491,606
Lazard Ret Global Dyn MA, Serv	171,974
MFS Mass Inv Gro Stock, Serv Cl	657,802
MFS New Dis, Serv Cl	517,841
MFS Utilities, Serv Cl	1,662,799
MS VIF Dis, Cl II	5,617,198
MS VIF Global Real Est, Cl II	62,357
NB AMT Intl Eq, Cl S	83,532
NB AMT Sus Eq, Cl S	383,567
NB AMT US Eq Index PW Strat, Cl S	24,679
PIMCO VIT All Asset, Advisor Cl	695,815
PIMCO VIT Glb Man As Alloc, Adv Cl	116,446
PIMCO VIT Tot Return, Advisor Cl	1,864,292
Put VT Global Hlth Care, Cl IB	130,571
Put VT Intl Eq, Cl IB	37,610
Put VT Sus Leaders, Cl IA	792,117
Put VT Sus Leaders, Cl IB	148,242
Royce Micro-Cap, Invest Cl	29,856
Temp Global Bond, Cl 2	301,309
Third Ave VST Third Ave Value	12,135
VanEck VIP Global Gold, Cl S	475,760
VP Aggr, Cl 2	4,276,706
VP Aggr, Cl 4	946,336
VP Conserv, Cl 2	4,315,268
VP Conserv, Cl 4	2,888,205
VP Man Risk, Cl 2	903,176
VP Man Risk US, Cl 2	14,064,172
VP Man Vol Conserv, Cl 2	7,623,708

110	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Purchases
VP Man Vol Conserv Gro, Cl 2	$13,607,454
VP Man Vol Gro, Cl 2	41,980,158
VP Man Vol Mod Gro, Cl 2	33,425,602
VP Mod, Cl 2	35,463,740
VP Mod, Cl 4	6,517,245
VP Mod Aggr, Cl 2	16,499,667
VP Mod Aggr, Cl 4	2,972,098
VP Mod Conserv, Cl 2	5,319,521
VP Mod Conserv, Cl 4	1,264,684
VP Ptnrs Core Bond, Cl 2	307,149
VP Ptnrs Core Eq, Cl 2	22,440
VP Ptnrs Core Eq, Cl 3	16,210

Division	Purchases
VP Ptnrs Intl Core Eq, Cl 2	$427,980
VP Ptnrs Intl Gro, Cl 2	1,015,759
VP Ptnrs Intl Val, Cl 2	615,296
VP Ptnrs Sm Cap Gro, Cl 2	317,630
VP Ptnrs Sm Cap Val, Cl 2	161,464
VP Ptnrs Sm Cap Val, Cl 3	95,656
VP US Flex Conserv Gro, Cl 2	3,622,959
VP US Flex Gro, Cl 2	36,656,434
VP US Flex Mod Gro, Cl 2	23,340,943
Wanger Intl	495,746
Wanger USA	805,755
WA Var Global Hi Yd Bond, Cl II	245,816

8.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2021	600	$1.52	to	$1.36	$866	1.41%	0.55%	to	1.85%	8.68%	to	7.27%
2020	702	$1.40	to	$1.27	$939	1.49%	0.55%	to	1.85%	4.29%	to	2.93%
2019	746	$1.34	to	$1.23	$964	1.90%	0.55%	to	1.85%	14.61%	to	13.13%
2018	637	$1.17	to	$1.09	$724	1.61%	0.55%	to	1.85%	(7.85%)	to	(9.05%)
2017	467	$1.27	to	$1.20	$578	1.83%	0.55%	to	1.85%	13.71%	to	12.24%
AB VPS Global Thematic Gro, Cl B
2021	186	$3.71	to	$3.50	$681	—	0.55%	to	1.45%	21.90%	to	20.81%
2020	212	$3.05	to	$2.90	$641	0.45%	0.55%	to	1.45%	38.31%	to	37.08%
2019	269	$2.20	to	$2.11	$594	0.17%	0.55%	to	1.45%	29.07%	to	27.91%
2018	304	$1.71	to	$1.65	$522	—	0.55%	to	1.45%	(10.48%)	to	(11.29%)
2017	446	$1.91	to	$1.86	$861	0.28%	0.55%	to	1.45%	35.55%	to	34.35%
AB VPS Gro & Inc, Cl B
2021	1,488	$3.62	to	$2.96	$5,256	0.64%	0.55%	to	1.45%	27.14%	to	26.00%
2020	1,648	$2.85	to	$2.35	$4,593	1.34%	0.55%	to	1.45%	1.91%	to	1.00%
2019	1,715	$2.80	to	$2.32	$4,720	1.03%	0.55%	to	1.45%	22.93%	to	21.83%
2018	1,984	$2.28	to	$1.91	$4,450	0.74%	0.55%	to	1.45%	(6.37%)	to	(7.21%)
2017	2,222	$2.43	to	$2.06	$5,329	1.28%	0.55%	to	1.45%	17.95%	to	16.89%
AB VPS Intl Val, Cl B
2021	2,577	$1.43	to	$0.93	$4,427	1.66%	0.55%	to	1.45%	10.25%	to	9.26%
2020	2,729	$1.30	to	$0.85	$4,384	1.52%	0.55%	to	1.45%	1.65%	to	0.74%
2019	2,982	$1.28	to	$0.85	$4,712	0.80%	0.55%	to	1.45%	16.15%	to	15.11%
2018	3,300	$1.10	to	$0.74	$4,475	1.06%	0.55%	to	1.45%	(23.40%)	to	(24.09%)
2017	3,862	$1.44	to	$0.97	$6,746	1.83%	0.55%	to	1.45%	24.41%	to	23.30%
AB VPS Lg Cap Gro, Cl B
2021	1,316	$6.48	to	$4.31	$8,593	—	0.85%	to	1.85%	27.56%	to	26.30%
2020	1,108	$5.08	to	$3.41	$5,685	—	0.85%	to	1.85%	34.00%	to	32.67%
2019	949	$3.79	to	$2.57	$3,622	—	0.85%	to	1.85%	33.23%	to	31.90%
2018	820	$2.85	to	$1.95	$2,360	—	0.85%	to	1.85%	1.45%	to	0.44%
2017	791	$2.81	to	$1.94	$2,258	—	0.85%	to	1.85%	30.56%	to	29.27%
Allspg VT Index Asset Alloc, Cl 2
2021	692	$3.74	to	$3.91	$2,588	0.58%	0.75%	to	1.20%	15.13%	to	14.61%
2020	741	$3.25	to	$3.41	$2,407	0.83%	0.75%	to	1.20%	15.72%	to	15.20%
2019	802	$2.81	to	$2.96	$2,251	1.10%	0.75%	to	1.20%	19.26%	to	18.72%
2018	824	$2.35	to	$2.50	$1,939	0.99%	0.75%	to	1.20%	(3.63%)	to	(4.07%)
2017	802	$2.44	to	$2.60	$1,967	0.74%	0.75%	to	1.20%	11.41%	to	10.91%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	111

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Allspg VT Intl Eq, Cl 2
2021	676	$1.93	to	$1.32	$1,142	1.05%	0.55%	to	1.45%	6.29%	to	5.33%
2020	826	$1.81	to	$1.25	$1,319	2.51%	0.55%	to	1.45%	4.36%	to	3.42%
2019	1,060	$1.74	to	$1.21	$1,592	3.66%	0.55%	to	1.45%	14.86%	to	13.82%
2018	1,236	$1.51	to	$1.07	$1,625	11.23%	0.55%	to	1.45%	(17.73%)	to	(18.48%)
2017	1,396	$1.84	to	$1.31	$2,232	2.78%	0.55%	to	1.45%	23.66%	to	22.55%
Allspg VT Opp, Cl 2
2021	635	$5.07	to	$2.68	$3,255	0.04%	0.55%	to	1.85%	24.09%	to	22.49%
2020	671	$4.09	to	$2.18	$2,786	0.44%	0.55%	to	1.85%	20.34%	to	18.79%
2019	758	$3.40	to	$1.84	$2,642	0.28%	0.55%	to	1.85%	30.75%	to	29.05%
2018	864	$2.60	to	$1.43	$2,308	0.19%	0.55%	to	1.85%	(7.66%)	to	(8.87%)
2017	945	$2.81	to	$1.56	$2,747	0.66%	0.55%	to	1.85%	19.78%	to	18.23%
Allspg VT Sm Cap Gro, Cl 2
2021	1,096	$6.54	to	$3.22	$6,481	—	0.55%	to	1.85%	7.05%	to	5.66%
2020	1,085	$6.11	to	$3.05	$5,981	—	0.55%	to	1.85%	56.92%	to	54.89%
2019	1,187	$3.89	to	$1.97	$4,181	—	0.55%	to	1.85%	24.15%	to	22.54%
2018	1,214	$3.14	to	$1.61	$3,464	—	0.55%	to	1.85%	0.75%	to	(0.56%)
2017	1,249	$3.11	to	$1.62	$3,548	—	0.55%	to	1.85%	25.17%	to	23.56%
ALPS Alerian Engy Infr, Class III
2021	1,865	$1.00	to	$0.89	$1,786	1.95%	0.55%	to	1.85%	37.02%	to	35.25%
2020	1,816	$0.73	to	$0.66	$1,277	2.91%	0.55%	to	1.85%	(25.54%)	to	(26.50%)
2019	1,865	$0.98	to	$0.90	$1,769	1.55%	0.55%	to	1.85%	19.75%	to	18.21%
2018	2,033	$0.82	to	$0.76	$1,618	1.75%	0.55%	to	1.85%	(19.40%)	to	(20.45%)
2017	2,189	$1.01	to	$0.95	$2,177	1.78%	0.55%	to	1.85%	(1.38%)	to	(2.65%)
AC VP Intl, Cl I
2021	141	$2.09	to	$2.00	$289	0.16%	0.75%	to	0.95%	7.94%	to	7.72%
2020	155	$1.94	to	$1.86	$295	0.49%	0.75%	to	0.95%	24.94%	to	24.69%
2019	190	$1.55	to	$1.49	$287	0.85%	0.75%	to	0.95%	27.46%	to	27.21%
2018	202	$1.22	to	$1.17	$240	1.27%	0.75%	to	0.95%	(15.86%)	to	(16.03%)
2017	216	$1.45	to	$1.40	$307	0.91%	0.75%	to	0.95%	30.23%	to	29.97%
AC VP Intl, Cl II
2021	417	$3.02	to	$3.46	$1,199	0.01%	0.55%	to	1.20%	8.01%	to	7.31%
2020	432	$2.80	to	$3.22	$1,155	0.38%	0.55%	to	1.20%	24.97%	to	24.15%
2019	466	$2.24	to	$2.59	$1,001	0.71%	0.55%	to	1.20%	27.44%	to	26.61%
2018	497	$1.76	to	$2.05	$840	1.13%	0.55%	to	1.20%	(15.76%)	to	(16.31%)
2017	578	$2.08	to	$2.45	$1,169	0.75%	0.55%	to	1.20%	30.22%	to	29.38%
AC VP Mid Cap Val, Cl II
2021	625	$3.19	to	$3.48	$2,145	0.98%	0.55%	to	1.45%	22.34%	to	21.25%
2020	752	$2.61	to	$2.87	$2,141	1.66%	0.55%	to	1.45%	0.56%	to	(0.35%)
2019	868	$2.60	to	$2.88	$2,469	1.90%	0.55%	to	1.45%	28.28%	to	27.14%
2018	1,071	$2.02	to	$2.27	$2,382	1.23%	0.55%	to	1.45%	(13.44%)	to	(14.22%)
2017	1,455	$2.34	to	$2.64	$3,731	1.37%	0.55%	to	1.45%	10.86%	to	9.87%
AC VP Ultra, Cl II
2021	603	$6.32	to	$6.04	$3,779	—	0.55%	to	1.45%	22.32%	to	21.22%
2020	613	$5.16	to	$4.98	$3,152	—	0.55%	to	1.45%	48.73%	to	47.40%
2019	704	$3.47	to	$3.38	$2,449	—	0.55%	to	1.45%	33.72%	to	32.53%
2018	674	$2.60	to	$2.55	$1,752	0.11%	0.55%	to	1.45%	0.05%	to	(0.86%)
2017	772	$2.60	to	$2.57	$2,017	0.25%	0.55%	to	1.45%	31.28%	to	30.11%

112	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Val, Cl I
2021	131	$5.19	to	$4.97	$669	1.71%	0.75%	to	0.95%	23.58%		to	23.33%
2020	151	$4.20	to	$4.03	$626	2.32%	0.75%	to	0.95%	0.22%		to	0.02%
2019	159	$4.19	to	$4.03	$655	2.11%	0.75%	to	0.95%	26.08%		to	25.83%
2018	195	$3.32	to	$3.20	$639	1.62%	0.75%	to	0.95%	(9.83%)		to	(10.01%)
2017	229	$3.69	to	$3.56	$833	1.61%	0.75%	to	0.95%	7.94%		to	7.72%
AC VP Val, Cl II
2021	3,265	$3.41	to	$2.01	$11,642	1.60%	0.55%	to	1.85%	23.60%		to	22.01%
2020	3,381	$2.76	to	$1.65	$9,796	2.14%	0.55%	to	1.85%	0.28%		to	(1.02%)
2019	3,997	$2.76	to	$1.67	$11,601	1.97%	0.55%	to	1.85%	26.23%		to	24.60%
2018	4,502	$2.18	to	$1.34	$10,346	1.49%	0.55%	to	1.85%	(9.78%)		to	(10.95%)
2017	5,346	$2.42	to	$1.50	$13,656	1.47%	0.55%	to	1.85%	7.98%		to	6.59%
BlackRock Global Alloc, Cl III
2021	3,669	$1.87	to	$1.53	$6,656	0.92%	0.55%	to	1.85%	5.83%		to	4.47%
2020	2,193	$1.77	to	$1.47	$3,711	1.39%	0.55%	to	1.85%	20.05%		to	18.49%
2019	2,234	$1.47	to	$1.24	$3,164	1.19%	0.55%	to	1.85%	17.11%		to	15.60%
2018	2,847	$1.26	to	$1.07	$3,466	0.83%	0.55%	to	1.85%	(8.09%)		to	(9.29%)
2017	3,084	$1.37	to	$1.18	$4,108	1.27%	0.55%	to	1.85%	13.09%		to	11.63%
Calvert VP SRI Bal, Cl I
2021	218	$3.00	to	$3.17	$590	1.17%	0.55%	to	1.20%	14.48%		to	13.74%
2020	318	$2.62	to	$2.79	$753	1.46%	0.55%	to	1.20%	14.63%		to	13.88%
2019	339	$2.28	to	$2.45	$703	1.53%	0.55%	to	1.20%	23.72%		to	22.92%
2018	387	$1.85	to	$1.99	$647	1.73%	0.55%	to	1.20%	(3.21%)		to	(3.84%)
2017	421	$1.91	to	$2.07	$730	1.74%	0.55%	to	1.20%	11.38%		to	10.66%
CB Var Sm Cap Gro, Cl I
2021	142	$4.94	to	$4.33	$666	—	0.55%	to	1.45%	11.99%		to	10.99%
2020	178	$4.41	to	$3.90	$747	—	0.55%	to	1.45%	42.48%		to	41.20%
2019	194	$3.09	to	$2.76	$573	—	0.55%	to	1.45%	26.18%		to	25.05%
2018	234	$2.45	to	$2.21	$548	—	0.55%	to	1.45%	2.87%		to	1.94%
2017	314	$2.38	to	$2.17	$717	—	0.55%	to	1.45%	23.59%		to	22.48%
Col VP Bal, Cl 2
2021	2,845	$1.06	to	$1.06	$3,011	—	0.95%	to	1.55%	5.79	%(9)	to	5.37	%(9)
Col VP Bal, Cl 3
2021	16,796	$3.34	to	$2.03	$51,780	—	0.55%	to	1.85%	14.11%		to	12.63%
2020	15,996	$2.93	to	$1.80	$43,557	—	0.55%	to	1.85%	16.94%		to	15.43%
2019	15,197	$2.50	to	$1.56	$35,756	—	0.55%	to	1.85%	22.11%		to	20.53%
2018	15,368	$2.05	to	$1.30	$29,853	—	0.55%	to	1.85%	(6.41%)		to	(7.63%)
2017	13,512	$2.19	to	$1.40	$28,727	—	0.55%	to	1.85%	13.89%		to	12.42%
Col VP Commodity Strategy, Cl 2
2021	1,073	$0.73	to	$0.65	$754	—	0.55%	to	1.85%	31.29%		to	29.59%
2020	892	$0.56	to	$0.50	$479	19.81%	0.55%	to	1.85%	(2.09%)		to	(3.36%)
2019	793	$0.57	to	$0.52	$438	0.93%	0.55%	to	1.85%	7.19%		to	5.81%
2018	762	$0.53	to	$0.49	$394	—	0.55%	to	1.85%	(14.64%)		to	(15.75%)
2017	494	$0.62	to	$0.58	$301	6.37%	0.55%	to	1.85%	1.15%		to	(0.15%)
Col VP Contrarian Core, Cl 2
2021	1,796	$3.24	to	$2.89	$5,557	—	0.55%	to	1.85%	23.28%		to	21.69%
2020	1,656	$2.63	to	$2.38	$4,180	—	0.55%	to	1.85%	21.33%		to	19.77%
2019	1,836	$2.17	to	$1.99	$3,843	—	0.55%	to	1.85%	32.08%		to	30.38%
2018	1,878	$1.64	to	$1.52	$2,987	—	0.55%	to	1.85%	(9.64%)		to	(10.82%)
2017	1,594	$1.82	to	$1.71	$2,825	—	0.55%	to	1.85%	20.82%		to	19.26%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	113

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Disciplined Core, Cl 2
2021	480	$4.90	to	$2.87	$2,288	—	0.85%	to	1.85%	31.31%	to	30.01%
2020	410	$3.73	to	$2.20	$1,490	—	0.85%	to	1.85%	12.87%	to	11.74%
2019	381	$3.31	to	$1.97	$1,233	—	0.85%	to	1.85%	23.41%	to	22.19%
2018	346	$2.68	to	$1.61	$908	—	0.85%	to	1.85%	(4.67%)	to	(5.63%)
2017	252	$2.81	to	$1.71	$694	—	0.85%	to	1.85%	23.02%	to	21.80%
Col VP Disciplined Core, Cl 3
2021	5,345	$4.50	to	$3.64	$21,946	—	0.55%	to	1.45%	31.84%	to	30.66%
2020	5,965	$3.41	to	$2.79	$18,580	—	0.55%	to	1.45%	13.36%	to	12.34%
2019	6,767	$3.01	to	$2.48	$18,796	—	0.55%	to	1.45%	23.95%	to	22.84%
2018	7,618	$2.43	to	$2.02	$17,147	—	0.55%	to	1.45%	(4.27%)	to	(5.13%)
2017	8,459	$2.54	to	$2.13	$19,885	—	0.55%	to	1.45%	23.54%	to	22.44%
Col VP Divd Opp, Cl 2
2021	1,208	$3.07	to	$1.95	$3,600	—	0.85%	to	1.85%	24.83%	to	23.59%
2020	981	$2.46	to	$1.58	$2,351	—	0.85%	to	1.85%	0.05%	to	(0.95%)
2019	959	$2.46	to	$1.59	$2,304	—	0.85%	to	1.85%	22.71%	to	21.49%
2018	825	$2.00	to	$1.31	$1,617	—	0.85%	to	1.85%	(6.81%)	to	(7.74%)
2017	780	$2.15	to	$1.42	$1,648	—	0.85%	to	1.85%	13.16%	to	12.04%
Col VP Divd Opp, Cl 3
2021	5,968	$3.51	to	$2.47	$23,277	—	0.55%	to	1.45%	25.33%	to	24.20%
2020	6,509	$2.80	to	$1.99	$20,365	—	0.55%	to	1.45%	0.47%	to	(0.43%)
2019	7,526	$2.79	to	$2.00	$23,561	—	0.55%	to	1.45%	23.24%	to	22.14%
2018	8,378	$2.26	to	$1.64	$21,438	—	0.55%	to	1.45%	(6.39%)	to	(7.23%)
2017	9,883	$2.42	to	$1.76	$26,903	—	0.55%	to	1.45%	13.65%	to	12.64%
Col VP Emerg Mkts Bond, Cl 2
2021	1,313	$1.17	to	$1.04	$1,478	3.72%	0.55%	to	1.85%	(2.98%)	to	(4.25%)
2020	1,171	$1.21	to	$1.09	$1,366	3.52%	0.55%	to	1.85%	6.58%	to	5.18%
2019	839	$1.13	to	$1.04	$923	4.89%	0.55%	to	1.85%	11.48%	to	10.03%
2018	771	$1.01	to	$0.94	$764	4.39%	0.55%	to	1.85%	(7.90%)	to	(9.09%)
2017	523	$1.10	to	$1.04	$566	4.38%	0.55%	to	1.85%	11.08%	to	9.64%
Col VP Emer Mkts, Cl 2
2021	1,783	$1.79	to	$1.44	$3,116	0.84%	0.85%	to	1.85%	(8.26%)	to	(9.17%)
2020	1,485	$1.95	to	$1.59	$2,832	0.42%	0.85%	to	1.85%	32.04%	to	30.74%
2019	1,527	$1.48	to	$1.22	$2,206	0.14%	0.85%	to	1.85%	30.16%	to	28.88%
2018	1,464	$1.14	to	$0.94	$1,628	0.25%	0.85%	to	1.85%	(22.33%)	to	(23.11%)
2017	1,276	$1.46	to	$1.23	$1,828	0.02%	0.85%	to	1.85%	45.65%	to	44.20%
Col VP Emer Mkts, Cl 3
2021	2,138	$3.85	to	$2.26	$7,130	0.99%	0.55%	to	1.45%	(7.84%)	to	(8.67%)
2020	2,265	$4.18	to	$2.48	$8,366	0.55%	0.55%	to	1.45%	32.63%	to	31.44%
2019	2,995	$3.15	to	$1.89	$8,156	0.18%	0.55%	to	1.45%	30.71%	to	29.54%
2018	3,292	$2.41	to	$1.46	$7,016	0.45%	0.55%	to	1.45%	(22.01%)	to	(22.71%)
2017	3,525	$3.09	to	$1.88	$9,712	0.09%	0.55%	to	1.45%	46.25%	to	44.95%
Col VP Global Strategic Inc, Cl 2
2021	940	$1.06	to	$0.86	$962	3.62%	0.85%	to	1.85%	0.18%	to	(0.82%)
2020	830	$1.05	to	$0.87	$847	4.12%	0.85%	to	1.85%	3.70%	to	2.67%
2019	547	$1.02	to	$0.85	$545	—	0.85%	to	1.85%	9.82%	to	8.72%
2018	384	$0.93	to	$0.78	$351	4.02%	0.85%	to	1.85%	(6.31%)	to	(7.26%)
2017	347	$0.99	to	$0.84	$339	—	0.85%	to	1.85%	4.80%	to	3.76%
Col VP Global Strategic Inc, Cl 3
2021	2,042	$1.37	to	$1.19	$3,335	4.04%	0.55%	to	1.45%	0.59%	to	(0.32%)
2020	2,296	$1.36	to	$1.20	$3,752	5.18%	0.55%	to	1.45%	4.11%	to	3.17%
2019	2,516	$1.31	to	$1.16	$3,988	—	0.55%	to	1.45%	10.30%	to	9.31%
2018	2,919	$1.19	to	$1.06	$4,204	4.59%	0.55%	to	1.45%	(5.86%)	to	(6.71%)
2017	3,858	$1.26	to	$1.14	$5,849	—	0.55%	to	1.45%	5.19%	to	4.25%

114	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Govt Money Mkt, Cl 2
2021	7,055	$0.94	to	$0.88	$6,474	0.01%	0.85%	to	1.85%	(0.83%)	to	(1.83%)
2020	7,634	$0.95	to	$0.90	$7,084	0.16%	0.85%	to	1.85%	(0.61%)	to	(1.61%)
2019	6,977	$0.95	to	$0.91	$6,563	1.59%	0.85%	to	1.85%	0.78%	to	(0.23%)
2018	7,581	$0.94	to	$0.91	$7,088	1.29%	0.85%	to	1.85%	0.40%	to	(0.60%)
2017	4,843	$0.94	to	$0.92	$4,532	0.17%	0.85%	to	1.85%	(0.67%)	to	(1.66%)
Col VP Govt Money Mkt, Cl 3
2021	6,690	$1.09	to	$0.91	$6,995	0.01%	0.55%	to	1.45%	(0.52%)	to	(1.44%)
2020	9,566	$1.10	to	$0.92	$10,004	0.22%	0.55%	to	1.45%	(0.27%)	to	(1.18%)
2019	8,173	$1.10	to	$0.93	$8,696	1.73%	0.55%	to	1.45%	1.21%	to	0.30%
2018	10,216	$1.09	to	$0.93	$10,666	1.35%	0.55%	to	1.45%	0.83%	to	(0.08%)
2017	12,019	$1.08	to	$0.93	$12,454	0.30%	0.55%	to	1.45%	(0.24%)	to	(1.14%)
Col VP Hi Yield Bond, Cl 2
2021	2,132	$1.92	to	$1.31	$3,964	4.71%	0.85%	to	1.85%	3.90%	to	2.86%
2020	1,699	$1.85	to	$1.28	$3,034	5.95%	0.85%	to	1.85%	5.41%	to	4.36%
2019	1,352	$1.75	to	$1.22	$2,300	5.81%	0.85%	to	1.85%	15.54%	to	14.38%
2018	1,251	$1.52	to	$1.07	$1,847	5.47%	0.85%	to	1.85%	(4.81%)	to	(5.77%)
2017	1,247	$1.59	to	$1.14	$1,938	5.37%	0.85%	to	1.85%	5.28%	to	4.23%
Col VP Hi Yield Bond, Cl 3
2021	2,071	$2.80	to	$2.26	$6,497	5.02%	0.55%	to	1.45%	4.29%	to	3.35%
2020	2,231	$2.69	to	$2.19	$6,751	5.65%	0.55%	to	1.45%	5.96%	to	5.01%
2019	2,599	$2.54	to	$2.08	$7,472	5.79%	0.55%	to	1.45%	16.08%	to	15.04%
2018	3,159	$2.19	to	$1.81	$7,841	5.44%	0.55%	to	1.45%	(4.53%)	to	(5.39%)
2017	4,130	$2.29	to	$1.91	$10,717	5.40%	0.55%	to	1.45%	5.83%	to	4.88%
Col VP Inc Opp, Cl 2
2021	2,232	$1.85	to	$1.14	$4,027	8.73%	0.85%	to	1.85%	3.26%	to	2.23%
2020	2,194	$1.79	to	$1.11	$3,841	4.54%	0.85%	to	1.85%	4.78%	to	3.74%
2019	1,859	$1.71	to	$1.07	$3,112	4.58%	0.85%	to	1.85%	15.14%	to	13.99%
2018	1,737	$1.48	to	$0.94	$2,531	4.98%	0.85%	to	1.85%	(4.72%)	to	(5.68%)
2017	1,361	$1.56	to	$1.00	$2,085	5.97%	0.85%	to	1.85%	5.30%	to	4.25%
Col VP Inc Opp, Cl 3
2021	2,341	$2.63	to	$2.18	$5,690	8.96%	0.55%	to	1.45%	3.90%	to	2.97%
2020	2,515	$2.53	to	$2.12	$5,912	4.61%	0.55%	to	1.45%	5.16%	to	4.21%
2019	2,924	$2.41	to	$2.03	$6,556	4.91%	0.55%	to	1.45%	15.59%	to	14.56%
2018	3,174	$2.08	to	$1.77	$6,178	4.91%	0.55%	to	1.45%	(4.39%)	to	(5.25%)
2017	4,240	$2.18	to	$1.87	$8,630	6.00%	0.55%	to	1.45%	5.80%	to	4.86%
Col VP Inter Bond, Cl 2
2021	3,643	$1.44	to	$1.14	$5,103	3.14%	0.85%	to	1.85%	(1.43%)	to	(2.41%)
2020	3,336	$1.46	to	$1.17	$4,747	2.51%	0.85%	to	1.85%	11.33%	to	10.21%
2019	2,357	$1.31	to	$1.06	$3,013	3.04%	0.85%	to	1.85%	8.10%	to	7.03%
2018	1,775	$1.21	to	$0.99	$2,104	2.09%	0.85%	to	1.85%	(0.71%)	to	(1.70%)
2017	1,675	$1.22	to	$1.01	$2,004	2.58%	0.85%	to	1.85%	2.74%	to	1.72%
Col VP Inter Bond, Cl 3
2021	7,537	$1.87	to	$1.60	$15,328	3.16%	0.55%	to	1.45%	(0.90%)	to	(1.79%)
2020	8,248	$1.89	to	$1.63	$17,001	2.76%	0.55%	to	1.45%	11.83%	to	10.83%
2019	8,839	$1.69	to	$1.47	$16,357	3.11%	0.55%	to	1.45%	8.52%	to	7.55%
2018	10,002	$1.56	to	$1.36	$17,104	2.19%	0.55%	to	1.45%	(0.29%)	to	(1.19%)
2017	12,656	$1.56	to	$1.38	$21,763	2.67%	0.55%	to	1.45%	3.17%	to	2.24%
Col VP Lg Cap Gro, Cl 2
2021	882	$5.96	to	$3.63	$5,119	—	0.85%	to	1.85%	27.27%	to	26.00%
2020	791	$4.68	to	$2.88	$3,620	—	0.85%	to	1.85%	33.27%	to	31.95%
2019	620	$3.51	to	$2.19	$2,139	—	0.85%	to	1.85%	34.39%	to	33.05%
2018	537	$2.62	to	$1.64	$1,379	—	0.85%	to	1.85%	(4.95%)	to	(5.90%)
2017	503	$2.75	to	$1.75	$1,359	—	0.85%	to	1.85%	26.76%	to	25.50%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	115

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Gro, Cl 3
2021	1,775	$5.75	to	$4.69	$5,240	—	0.55%	to	1.45%	27.83%		to	26.69%
2020	2,057	$4.50	to	$3.70	$4,787	—	0.55%	to	1.45%	33.83%		to	32.63%
2019	2,380	$3.36	to	$2.79	$4,150	—	0.55%	to	1.45%	35.01%		to	33.80%
2018	2,675	$2.49	to	$2.09	$3,507	—	0.55%	to	1.45%	(4.62%)		to	(5.48%)
2017	2,969	$2.61	to	$2.21	$4,106	—	0.55%	to	1.45%	27.25%		to	26.11%
Col VP Lg Cap Index, Cl 2
2021	3,471	$1.14	to	$1.14	$3,954	—	0.95%	to	1.55%	13.67	%(9)	to	13.22	%(9)
Col VP Lg Cap Index, Cl 3
2021	16,719	$4.82	to	$2.92	$66,822	—	0.55%	to	1.85%	27.51%		to	25.87%
2020	18,223	$3.78	to	$2.32	$57,310	—	0.55%	to	1.85%	17.26%		to	15.74%
2019	16,113	$3.23	to	$2.00	$43,550	—	0.55%	to	1.85%	30.23%		to	28.55%
2018	11,391	$2.48	to	$1.56	$23,997	—	0.55%	to	1.85%	(5.34%)		to	(6.57%)
2017	10,370	$2.62	to	$1.67	$23,037	—	0.55%	to	1.85%	20.62%		to	19.07%
Col VP Limited Duration Cr, Cl 2
2021	3,318	$1.07	to	$1.01	$3,808	1.42%	0.55%	to	1.85%	(1.38%)		to	(2.67%)
2020	3,033	$1.09	to	$1.04	$3,537	2.58%	0.55%	to	1.85%	4.99%		to	3.63%
2019	2,588	$1.04	to	$1.00	$2,915	2.18%	0.55%	to	1.85%	6.88%		to	5.49%
2018	2,819	$0.97	to	$0.95	$2,990	1.68%	0.55%	to	1.85%	(0.57%)		to	(1.86%)
2017	3,111	$0.98	to	$0.96	$3,329	2.09%	0.55%	to	1.85%	1.24%		to	(0.06%)
Col VP Long Govt/Cr Bond, Cl 2
2021	963	$1.40	to	$1.25	$1,297	1.80%	0.55%	to	1.85%	(3.99%)		to	(5.24%)
2020	1,060	$1.46	to	$1.32	$1,496	2.75%	0.55%	to	1.85%	16.43%		to	14.92%
2019	620	$1.25	to	$1.15	$754	2.89%	0.55%	to	1.85%	18.76%		to	17.24%
2018	520	$1.05	to	$0.98	$535	2.84%	0.55%	to	1.85%	(5.89%)		to	(7.13%)
2017	764	$1.12	to	$1.05	$839	3.33%	0.55%	to	1.85%	10.40%		to	8.97%
Col VP Mid Cap Gro, Cl 2
2021	448	$4.06	to	$2.90	$1,755	—	0.85%	to	1.85%	15.29%		to	14.14%
2020	316	$3.52	to	$2.54	$1,074	—	0.85%	to	1.85%	33.94%		to	32.61%
2019	274	$2.63	to	$1.92	$700	—	0.85%	to	1.85%	33.69%		to	32.36%
2018	211	$1.97	to	$1.45	$404	—	0.85%	to	1.85%	(5.79%)		to	(6.73%)
2017	196	$2.09	to	$1.55	$399	—	0.85%	to	1.85%	21.64%		to	20.43%
Col VP Mid Cap Gro, Cl 3
2021	1,182	$4.80	to	$4.17	$4,791	—	0.55%	to	1.45%	15.77%		to	14.73%
2020	1,254	$4.14	to	$3.63	$4,394	—	0.55%	to	1.45%	34.49%		to	33.29%
2019	1,428	$3.08	to	$2.72	$3,740	—	0.55%	to	1.45%	34.28%		to	33.08%
2018	1,562	$2.30	to	$2.05	$3,050	—	0.55%	to	1.45%	(5.38%)		to	(6.23%)
2017	1,761	$2.43	to	$2.18	$3,661	—	0.55%	to	1.45%	22.12%		to	21.03%
Col VP Overseas Core, Cl 2
2021	524	$1.94	to	$1.38	$986	1.16%	0.85%	to	1.85%	8.81%		to	7.74%
2020	326	$1.78	to	$1.28	$566	1.44%	0.85%	to	1.85%	7.90%		to	6.83%
2019	331	$1.65	to	$1.20	$532	1.85%	0.85%	to	1.85%	24.09%		to	22.85%
2018	386	$1.33	to	$0.98	$502	2.66%	0.85%	to	1.85%	(17.52%)		to	(18.36%)
2017	434	$1.61	to	$1.20	$686	1.80%	0.85%	to	1.85%	26.11%		to	24.85%
Col VP Overseas Core, Cl 3
2021	1,872	$2.40	to	$1.65	$3,685	1.18%	0.55%	to	1.45%	9.28%		to	8.30%
2020	2,054	$2.20	to	$1.52	$3,706	1.56%	0.55%	to	1.45%	8.33%		to	7.35%
2019	2,393	$2.03	to	$1.42	$3,984	1.97%	0.55%	to	1.45%	24.63%		to	23.52%
2018	2,780	$1.63	to	$1.15	$3,722	2.69%	0.55%	to	1.45%	(17.16%)		to	(17.91%)
2017	3,241	$1.97	to	$1.40	$5,289	1.99%	0.55%	to	1.45%	26.67%		to	25.54%

116	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Lg Cap Val, Cl 2
2021	536	$3.98	to	$2.35	$2,062	—	0.85%	to	1.85%	24.91%	to	23.67%
2020	470	$3.18	to	$1.90	$1,451	—	0.85%	to	1.85%	5.90%	to	4.85%
2019	252	$3.01	to	$1.81	$740	—	0.85%	to	1.85%	25.36%	to	24.11%
2018	134	$2.40	to	$1.46	$314	—	0.85%	to	1.85%	(13.19%)	to	(14.06%)
2017	97	$2.76	to	$1.70	$261	—	0.85%	to	1.85%	19.69%	to	18.51%
Col VP Select Lg Cap Val, Cl 3
2021	271	$3.94	to	$3.13	$953	—	0.55%	to	1.45%	25.46%	to	24.33%
2020	273	$3.14	to	$2.52	$770	—	0.55%	to	1.45%	6.37%	to	5.41%
2019	329	$2.96	to	$2.39	$877	—	0.55%	to	1.45%	25.85%	to	24.72%
2018	369	$2.35	to	$1.91	$782	—	0.55%	to	1.45%	(12.79%)	to	(13.58%)
2017	447	$2.69	to	$2.22	$1,098	—	0.55%	to	1.45%	20.14%	to	19.07%
Col VP Select Mid Cap Val, Cl 2
2021	435	$3.78	to	$2.29	$1,585	—	0.85%	to	1.85%	30.86%	to	29.56%
2020	463	$2.89	to	$1.77	$1,294	—	0.85%	to	1.85%	6.34%	to	5.29%
2019	328	$2.71	to	$1.68	$868	—	0.85%	to	1.85%	30.14%	to	28.84%
2018	455	$2.09	to	$1.30	$927	—	0.85%	to	1.85%	(14.25%)	to	(15.11%)
2017	421	$2.43	to	$1.54	$1,004	—	0.85%	to	1.85%	12.32%	to	11.21%
Col VP Select Mid Cap Val, Cl 3
2021	568	$3.91	to	$3.13	$2,159	—	0.55%	to	1.45%	31.41%	to	30.23%
2020	635	$2.97	to	$2.40	$1,851	—	0.55%	to	1.45%	6.82%	to	5.86%
2019	731	$2.78	to	$2.27	$2,010	—	0.55%	to	1.45%	30.70%	to	29.53%
2018	817	$2.13	to	$1.75	$1,725	—	0.55%	to	1.45%	(13.88%)	to	(14.66%)
2017	1,095	$2.47	to	$2.05	$2,685	—	0.55%	to	1.45%	12.77%	to	11.76%
Col VP Select Sm Cap Val, Cl 2
2021	302	$3.51	to	$2.11	$1,024	—	0.85%	to	1.85%	29.51%	to	28.22%
2020	255	$2.71	to	$1.65	$670	—	0.85%	to	1.85%	8.00%	to	6.92%
2019	194	$2.51	to	$1.54	$477	—	0.85%	to	1.85%	16.45%	to	15.29%
2018	209	$2.15	to	$1.34	$440	—	0.85%	to	1.85%	(13.56%)	to	(14.43%)
2017	185	$2.49	to	$1.56	$454	—	0.85%	to	1.85%	11.12%	to	10.02%
Col VP Select Sm Cap Val, Cl 3
2021	394	$3.55	to	$2.93	$1,586	—	0.55%	to	1.45%	30.08%	to	28.92%
2020	413	$2.73	to	$2.27	$1,304	—	0.55%	to	1.45%	8.46%	to	7.48%
2019	494	$2.51	to	$2.11	$1,435	—	0.55%	to	1.45%	16.94%	to	15.89%
2018	587	$2.15	to	$1.82	$1,455	—	0.55%	to	1.45%	(13.18%)	to	(13.96%)
2017	658	$2.48	to	$2.12	$1,874	—	0.55%	to	1.45%	11.58%	to	10.59%
Col VP Strategic Inc, Cl 2
2021	2,835	$1.36	to	$1.16	$3,732	5.23%	0.85%	to	1.85%	0.77%	to	(0.24%)
2020	2,515	$1.35	to	$1.17	$3,290	3.41%	0.85%	to	1.85%	5.72%	to	4.67%
2019	2,336	$1.27	to	$1.11	$2,901	3.57%	0.85%	to	1.85%	9.29%	to	8.19%
2018	1,766	$1.17	to	$1.03	$2,018	3.28%	0.85%	to	1.85%	(1.48%)	to	(2.48%)
2017	1,435	$1.18	to	$1.06	$1,669	2.88%	0.85%	to	1.85%	5.01%	to	3.96%
Col VP US Govt Mtge, Cl 2
2021	1,225	$1.16	to	$1.05	$1,383	1.72%	0.85%	to	1.85%	(2.04%)	to	(3.01%)
2020	820	$1.19	to	$1.09	$947	2.37%	0.85%	to	1.85%	3.96%	to	2.92%
2019	865	$1.14	to	$1.06	$962	2.52%	0.85%	to	1.85%	5.60%	to	4.54%
2018	524	$1.08	to	$1.01	$557	2.64%	0.85%	to	1.85%	0.73%	to	(0.28%)
2017	508	$1.07	to	$1.01	$538	2.48%	0.85%	to	1.85%	2.12%	to	1.10%
Col VP US Govt Mtge, Cl 3
2021	2,335	$1.39	to	$1.18	$3,302	1.94%	0.55%	to	1.45%	(1.61%)	to	(2.49%)
2020	2,429	$1.41	to	$1.21	$3,510	2.53%	0.55%	to	1.45%	4.38%	to	3.44%
2019	2,325	$1.35	to	$1.17	$3,277	2.62%	0.55%	to	1.45%	6.03%	to	5.08%
2018	2,505	$1.28	to	$1.11	$3,342	2.74%	0.55%	to	1.45%	1.16%	to	0.24%
2017	2,815	$1.26	to	$1.11	$3,722	2.80%	0.55%	to	1.45%	2.65%	to	1.73%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	117

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CS Commodity Return
2021	1,134	$0.63	to	$0.56	$679	4.78%	0.55%	to	1.45%	27.20%	to	26.06%
2020	1,174	$0.49	to	$0.44	$554	5.75%	0.55%	to	1.45%	(2.02%)	to	(2.90%)
2019	1,265	$0.50	to	$0.45	$611	0.87%	0.55%	to	1.45%	6.11%	to	5.16%
2018	1,405	$0.47	to	$0.43	$642	2.57%	0.55%	to	1.45%	(12.14%)	to	(12.94%)
2017	1,543	$0.54	to	$0.50	$805	9.10%	0.55%	to	1.45%	0.96%	to	0.06%
CTIVP Allspg Short Dur Govt, Cl 2
2021	2,445	$1.03	to	$0.91	$2,453	1.07%	0.55%	to	1.85%	(2.24%)	to	(3.50%)
2020	6,746	$1.06	to	$0.95	$6,854	2.92%	0.55%	to	1.85%	2.82%	to	1.48%
2019	3,226	$1.03	to	$0.93	$3,240	0.82%	0.55%	to	1.85%	2.77%	to	1.44%
2018	2,406	$1.00	to	$0.92	$2,370	0.97%	0.55%	to	1.85%	0.25%	to	(1.06%)
2017	2,726	$1.00	to	$0.93	$2,690	0.73%	0.55%	to	1.85%	(0.11%)	to	(1.41%)
CTIVP AC Div Bond, Cl 2
2021	881	$1.34	to	$1.10	$1,141	2.07%	0.85%	to	1.85%	(0.56%)	to	(1.54%)
2020	781	$1.34	to	$1.12	$1,015	1.58%	0.85%	to	1.85%	7.32%	to	6.26%
2019	907	$1.25	to	$1.05	$1,107	5.38%	0.85%	to	1.85%	8.47%	to	7.40%
2018	555	$1.15	to	$0.98	$623	2.46%	0.85%	to	1.85%	(2.15%)	to	(3.14%)
2017	475	$1.18	to	$1.01	$547	2.05%	0.85%	to	1.85%	3.77%	to	2.73%
CTIVP BR Gl Infl Prot Sec, Cl 2
2021	1,487	$1.46	to	$1.13	$2,131	0.57%	0.85%	to	1.85%	3.55%	to	2.51%
2020	1,166	$1.41	to	$1.10	$1,617	0.45%	0.85%	to	1.85%	8.05%	to	6.97%
2019	1,165	$1.31	to	$1.03	$1,498	3.11%	0.85%	to	1.85%	6.72%	to	5.66%
2018	1,282	$1.23	to	$0.97	$1,551	—	0.85%	to	1.85%	(1.55%)	to	(2.54%)
2017	885	$1.24	to	$1.00	$1,087	2.39%	0.85%	to	1.85%	1.60%	to	0.59%
CTIVP BR Gl Infl Prot Sec, Cl 3
2021	2,286	$1.85	to	$1.56	$3,947	0.68%	0.55%	to	1.45%	3.90%	to	2.97%
2020	2,491	$1.78	to	$1.52	$4,160	0.56%	0.55%	to	1.45%	8.52%	to	7.54%
2019	2,809	$1.64	to	$1.41	$4,337	3.16%	0.55%	to	1.45%	7.22%	to	6.26%
2018	3,337	$1.53	to	$1.33	$4,817	—	0.55%	to	1.45%	(1.06%)	to	(1.95%)
2017	4,346	$1.55	to	$1.36	$6,359	2.29%	0.55%	to	1.45%	1.98%	to	1.07%
CTIVP CenterSquare Real Est, Cl 2
2021	473	$2.62	to	$1.57	$1,211	1.13%	0.85%	to	1.85%	40.01%	to	38.62%
2020	457	$1.87	to	$1.13	$837	4.22%	0.85%	to	1.85%	(5.99%)	to	(6.93%)
2019	476	$1.99	to	$1.22	$925	1.67%	0.85%	to	1.85%	25.09%	to	23.85%
2018	539	$1.59	to	$0.98	$840	1.77%	0.85%	to	1.85%	(6.65%)	to	(7.59%)
2017	525	$1.70	to	$1.06	$874	1.88%	0.85%	to	1.85%	4.85%	to	3.80%
CTIVP Loomis Sayles Gro, Cl 1
2021	2,585	$2.76	to	$2.62	$6,985	—	0.55%	to	1.45%	17.92%	to	16.87%
2020	2,909	$2.34	to	$2.24	$6,691	—	0.55%	to	1.45%	31.21%	to	30.04%
2019	3,697	$1.78	to	$1.73	$6,507	—	0.55%	to	1.45%	31.03%	to	29.86%
2018	4,307	$1.36	to	$1.33	$5,808	—	0.55%	to	1.45%	(2.93%)	to	(3.81%)
2017	5,192	$1.40	to	$1.38	$7,239	—	0.55%	to	1.45%	32.30%	to	31.12%
CTIVP Loomis Sayles Gro, Cl 2
2021	592	$5.56	to	$3.48	$3,181	—	0.85%	to	1.85%	17.28%	to	16.11%
2020	457	$4.74	to	$3.00	$2,104	—	0.85%	to	1.85%	30.49%	to	29.20%
2019	412	$3.64	to	$2.32	$1,448	—	0.85%	to	1.85%	30.32%	to	29.02%
2018	405	$2.79	to	$1.80	$1,098	—	0.85%	to	1.85%	(3.48%)	to	(4.45%)
2017	237	$2.89	to	$1.88	$672	—	0.85%	to	1.85%	31.57%	to	30.26%

118	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP MFS Val, Cl 2
2021	1,250	$3.61	to	$2.21	$4,386	—	0.85%	to	1.85%	24.05%	to	22.82%
2020	1,210	$2.91	to	$1.80	$3,423	—	0.85%	to	1.85%	2.46%	to	1.44%
2019	1,322	$2.84	to	$1.77	$3,650	—	0.85%	to	1.85%	28.42%	to	27.14%
2018	1,217	$2.21	to	$1.40	$2,625	—	0.85%	to	1.85%	(11.01%)	to	(11.90%)
2017	1,110	$2.48	to	$1.58	$2,697	—	0.85%	to	1.85%	16.35%	to	15.19%
CTIVP MS Adv, Cl 2
2021	343	$5.46	to	$3.43	$1,823	—	0.85%	to	1.85%	(5.16%)	to	(6.10%)
2020	226	$5.76	to	$3.66	$1,270	—	0.85%	to	1.85%	74.01%	to	72.28%
2019	158	$3.31	to	$2.12	$511	—	0.85%	to	1.85%	25.78%	to	24.53%
2018	164	$2.63	to	$1.71	$423	—	0.85%	to	1.85%	1.75%	to	0.73%
2017	154	$2.59	to	$1.69	$391	—	0.85%	to	1.85%	31.11%	to	29.81%
CTIVP T Rowe Price LgCap Val, Cl 2
2021	1,128	$3.12	to	$1.91	$3,412	—	0.85%	to	1.85%	23.92%	to	22.69%
2020	1,081	$2.51	to	$1.56	$2,645	—	0.85%	to	1.85%	1.56%	to	0.55%
2019	933	$2.48	to	$1.55	$2,245	—	0.85%	to	1.85%	25.16%	to	23.91%
2018	901	$1.98	to	$1.25	$1,738	—	0.85%	to	1.85%	(10.29%)	to	(11.19%)
2017	632	$2.20	to	$1.41	$1,364	—	0.85%	to	1.85%	14.98%	to	13.84%
CTIVP TCW Core Plus Bond, Cl 2
2021	849	$1.23	to	$1.07	$1,023	1.13%	0.85%	to	1.85%	(2.24%)	to	(3.21%)
2020	966	$1.26	to	$1.10	$1,187	2.28%	0.85%	to	1.85%	7.75%	to	6.68%
2019	583	$1.17	to	$1.03	$665	2.69%	0.85%	to	1.85%	7.66%	to	6.59%
2018	356	$1.08	to	$0.97	$379	1.69%	0.85%	to	1.85%	(0.95%)	to	(1.94%)
2017	341	$1.09	to	$0.99	$367	1.41%	0.85%	to	1.85%	2.28%	to	1.25%
CTIVP Vty Sycamore Estb Val, Cl 2
2021	1,153	$4.22	to	$2.59	$4,730	—	0.85%	to	1.85%	30.44%	to	29.14%
2020	1,093	$3.23	to	$2.00	$3,450	—	0.85%	to	1.85%	6.89%	to	5.83%
2019	1,136	$3.02	to	$1.89	$3,357	—	0.85%	to	1.85%	26.77%	to	25.51%
2018	1,038	$2.38	to	$1.51	$2,425	—	0.85%	to	1.85%	(10.96%)	to	(11.85%)
2017	766	$2.68	to	$1.71	$2,015	—	0.85%	to	1.85%	14.57%	to	13.44%
CTIVP Vty Sycamore Estb Val, Cl 3
2021	299	$4.71	to	$3.84	$1,289	—	0.55%	to	1.45%	31.02%	to	29.85%
2020	284	$3.60	to	$2.96	$940	—	0.55%	to	1.45%	7.31%	to	6.35%
2019	296	$3.35	to	$2.78	$919	—	0.55%	to	1.45%	27.31%	to	26.17%
2018	345	$2.63	to	$2.20	$843	—	0.55%	to	1.45%	(10.59%)	to	(11.40%)
2017	357	$2.94	to	$2.49	$981	—	0.55%	to	1.45%	15.09%	to	14.07%
CTIVP Westfield Mid Cap Gro, Cl 2
2021	328	$4.45	to	$2.72	$1,421	—	0.85%	to	1.85%	15.43%	to	14.28%
2020	351	$3.85	to	$2.38	$1,320	—	0.85%	to	1.85%	26.11%	to	24.85%
2019	347	$3.06	to	$1.90	$1,039	—	0.85%	to	1.85%	40.60%	to	39.20%
2018	362	$2.17	to	$1.37	$771	—	0.85%	to	1.85%	(4.44%)	to	(5.39%)
2017	384	$2.27	to	$1.45	$858	—	0.85%	to	1.85%	21.62%	to	20.41%
Del Ivy VIP Asset Strategy, Cl II
2021	454	$1.67	to	$1.49	$729	1.51%	0.55%	to	1.85%	9.83%	to	8.41%
2020	493	$1.52	to	$1.38	$724	2.06%	0.55%	to	1.85%	13.25%	to	11.78%
2019	475	$1.34	to	$1.23	$619	2.20%	0.55%	to	1.85%	21.11%	to	19.54%
2018	388	$1.11	to	$1.03	$420	2.13%	0.55%	to	1.85%	(5.97%)	to	(7.19%)
2017	357	$1.18	to	$1.11	$412	1.44%	0.55%	to	1.85%	17.63%	to	16.12%
DWS Alt Asset Alloc VIP, Cl B
2021	764	$1.28	to	$1.09	$927	1.69%	0.55%	to	1.85%	11.73%	to	10.29%
2020	651	$1.14	to	$0.99	$711	2.33%	0.55%	to	1.85%	4.75%	to	3.39%
2019	541	$1.09	to	$0.96	$568	3.66%	0.55%	to	1.85%	13.72%	to	12.26%
2018	670	$0.96	to	$0.85	$621	1.84%	0.55%	to	1.85%	(9.85%)	to	(11.02%)
2017	661	$1.07	to	$0.96	$683	1.98%	0.55%	to	1.85%	6.43%	to	5.05%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	119

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
EV VT Floating-Rate Inc, Init Cl
2021	2,539	$1.61	to	$1.39	$3,827	2.90%	0.55%	to	1.45%	3.04%	to	2.13%
2020	2,829	$1.56	to	$1.36	$4,160	3.33%	0.55%	to	1.45%	1.44%	to	0.53%
2019	3,802	$1.54	to	$1.35	$5,531	4.32%	0.55%	to	1.45%	6.49%	to	5.54%
2018	4,898	$1.44	to	$1.28	$6,701	3.75%	0.55%	to	1.45%	(0.63%)	to	(1.52%)
2017	4,718	$1.45	to	$1.30	$6,539	3.26%	0.55%	to	1.45%	2.85%	to	1.93%
Fid VIP Contrafund, Serv Cl 2
2021	10,591	$4.48	to	$3.04	$45,830	0.03%	0.55%	to	1.85%	26.81%	to	25.17%
2020	10,296	$3.53	to	$2.43	$35,394	0.08%	0.55%	to	1.85%	29.52%	to	27.84%
2019	11,232	$2.73	to	$1.90	$30,062	0.22%	0.55%	to	1.85%	30.56%	to	28.87%
2018	12,390	$2.09	to	$1.47	$25,492	0.44%	0.55%	to	1.85%	(7.15%)	to	(8.36%)
2017	12,378	$2.25	to	$1.61	$27,582	0.76%	0.55%	to	1.85%	20.92%	to	19.37%
Fid VIP Gro & Inc, Serv Cl
2021	366	$3.49	to	$3.35	$1,251	2.30%	0.75%	to	0.95%	24.82%	to	24.58%
2020	409	$2.80	to	$2.69	$1,118	2.04%	0.75%	to	0.95%	6.93%	to	6.72%
2019	440	$2.62	to	$2.52	$1,129	3.49%	0.75%	to	0.95%	28.97%	to	28.71%
2018	487	$2.03	to	$1.96	$969	0.25%	0.75%	to	0.95%	(9.76%)	to	(9.94%)
2017	529	$2.25	to	$2.17	$1,168	1.15%	0.75%	to	0.95%	15.90%	to	15.67%
Fid VIP Gro & Inc, Serv Cl 2
2021	1,787	$3.88	to	$4.23	$7,249	2.14%	0.55%	to	1.20%	24.95%	to	24.14%
2020	2,106	$3.11	to	$3.41	$6,739	1.90%	0.55%	to	1.20%	7.00%	to	6.31%
2019	2,387	$2.90	to	$3.21	$7,163	3.46%	0.55%	to	1.20%	28.97%	to	28.13%
2018	2,840	$2.25	to	$2.50	$6,615	0.19%	0.55%	to	1.20%	(9.69%)	to	(10.28%)
2017	3,139	$2.49	to	$2.79	$8,122	1.03%	0.55%	to	1.20%	15.98%	to	15.22%
Fid VIP Mid Cap, Serv Cl
2021	343	$6.62	to	$6.35	$2,210	0.51%	0.75%	to	0.95%	24.57%	to	24.32%
2020	367	$5.31	to	$5.10	$1,904	0.56%	0.75%	to	0.95%	17.16%	to	16.92%
2019	397	$4.54	to	$4.37	$1,760	0.78%	0.75%	to	0.95%	22.43%	to	22.18%
2018	443	$3.71	to	$3.57	$1,604	0.54%	0.75%	to	0.95%	(15.28%)	to	(15.45%)
2017	490	$4.37	to	$4.23	$2,101	0.60%	0.75%	to	0.95%	19.80%	to	19.57%
Fid VIP Mid Cap, Serv Cl 2
2021	5,326	$4.83	to	$2.29	$27,803	0.36%	0.55%	to	1.85%	24.62%	to	23.01%
2020	5,568	$3.88	to	$1.86	$23,375	0.40%	0.55%	to	1.85%	17.22%	to	15.70%
2019	6,668	$3.31	to	$1.61	$23,460	0.68%	0.55%	to	1.85%	22.50%	to	20.91%
2018	6,903	$2.70	to	$1.33	$20,328	0.40%	0.55%	to	1.85%	(15.24%)	to	(16.34%)
2017	7,146	$3.19	to	$1.59	$25,376	0.48%	0.55%	to	1.85%	19.88%	to	18.33%
Fid VIP Overseas, Serv Cl
2021	112	$2.41	to	$2.31	$264	0.44%	0.75%	to	0.95%	18.68%	to	18.44%
2020	117	$2.03	to	$1.95	$233	0.35%	0.75%	to	0.95%	14.63%	to	14.40%
2019	148	$1.77	to	$1.71	$258	1.65%	0.75%	to	0.95%	26.72%	to	26.47%
2018	172	$1.40	to	$1.35	$235	1.42%	0.75%	to	0.95%	(15.52%)	to	(15.69%)
2017	193	$1.66	to	$1.60	$313	1.34%	0.75%	to	0.95%	29.13%	to	28.88%
Fid VIP Overseas, Serv Cl 2
2021	1,117	$2.82	to	$1.97	$3,108	0.32%	0.55%	to	1.45%	18.73%	to	17.67%
2020	1,200	$2.38	to	$1.67	$2,805	0.22%	0.55%	to	1.45%	14.70%	to	13.67%
2019	1,328	$2.07	to	$1.47	$2,697	1.49%	0.55%	to	1.45%	26.80%	to	25.66%
2018	1,467	$1.63	to	$1.17	$2,354	1.18%	0.55%	to	1.45%	(15.53%)	to	(16.29%)
2017	1,805	$1.93	to	$1.40	$3,435	1.16%	0.55%	to	1.45%	29.28%	to	28.12%
Fid VIP Strategic Inc, Serv Cl 2
2021	7,071	$1.33	to	$1.18	$8,973	2.59%	0.55%	to	1.85%	2.96%	to	1.61%
2020	6,614	$1.29	to	$1.16	$8,189	3.30%	0.55%	to	1.85%	6.57%	to	5.20%
2019	5,771	$1.21	to	$1.11	$6,728	4.23%	0.55%	to	1.85%	10.06%	to	8.63%
2018	3,921	$1.10	to	$1.02	$4,187	4.18%	0.55%	to	1.85%	(3.37%)	to	(4.62%)
2017	2,443	$1.14	to	$1.07	$2,715	3.69%	0.55%	to	1.85%	6.96%	to	5.59%

120	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Global Real Est, Cl 2
2021	1,007	$1.86	to	$1.39	$2,827	0.90%	0.55%	to	1.45%	26.09%	to	24.97%
2020	1,214	$1.47	to	$1.12	$2,685	3.31%	0.55%	to	1.45%	(5.91%)	to	(6.75%)
2019	1,603	$1.57	to	$1.20	$3,590	2.65%	0.55%	to	1.45%	21.70%	to	20.61%
2018	1,921	$1.29	to	$0.99	$3,502	2.67%	0.55%	to	1.45%	(7.29%)	to	(8.12%)
2017	2,442	$1.39	to	$1.08	$4,758	3.25%	0.55%	to	1.45%	9.87%	to	8.89%
Frank Inc, Cl 2
2021	2,734	$1.63	to	$1.46	$4,247	4.66%	0.55%	to	1.85%	16.11%	to	14.61%
2020	2,552	$1.40	to	$1.27	$3,435	5.80%	0.55%	to	1.85%	0.14%	to	(1.15%)
2019	2,354	$1.40	to	$1.29	$3,182	5.33%	0.55%	to	1.85%	15.43%	to	13.94%
2018	1,899	$1.22	to	$1.13	$2,239	4.76%	0.55%	to	1.85%	(4.83%)	to	(6.07%)
2017	1,826	$1.28	to	$1.20	$2,275	4.17%	0.55%	to	1.85%	9.08%	to	7.67%
Frank Mutual Shares, Cl 2
2021	4,052	$2.65	to	$1.59	$9,989	2.89%	0.55%	to	1.85%	18.51%	to	16.98%
2020	4,290	$2.24	to	$1.36	$8,929	2.79%	0.55%	to	1.85%	(5.56%)	to	(6.79%)
2019	4,468	$2.37	to	$1.46	$9,889	1.84%	0.55%	to	1.85%	21.90%	to	20.32%
2018	4,623	$1.94	to	$1.21	$8,470	2.44%	0.55%	to	1.85%	(9.57%)	to	(10.74%)
2017	4,477	$2.15	to	$1.36	$9,261	2.15%	0.55%	to	1.85%	7.75%	to	6.37%
Frank Sm Cap Val, Cl 2
2021	1,932	$3.94	to	$2.09	$8,656	1.00%	0.55%	to	1.85%	24.68%	to	23.07%
2020	2,156	$3.16	to	$1.70	$7,786	1.49%	0.55%	to	1.85%	4.61%	to	3.27%
2019	2,390	$3.02	to	$1.64	$8,214	1.05%	0.55%	to	1.85%	25.65%	to	24.04%
2018	2,562	$2.41	to	$1.32	$7,235	0.89%	0.55%	to	1.85%	(13.36%)	to	(14.48%)
2017	2,619	$2.78	to	$1.55	$8,614	0.52%	0.55%	to	1.85%	10.05%	to	8.63%
GS VIT Mid Cap Val, Inst
2021	1,084	$4.33	to	$5.73	$7,658	0.46%	0.55%	to	1.20%	30.23%	to	29.39%
2020	1,277	$3.33	to	$4.43	$6,943	0.64%	0.55%	to	1.20%	7.81%	to	7.11%
2019	1,393	$3.08	to	$4.14	$7,054	0.79%	0.55%	to	1.20%	30.81%	to	29.96%
2018	1,530	$2.36	to	$3.18	$5,944	1.26%	0.55%	to	1.20%	(10.95%)	to	(11.53%)
2017	1,796	$2.65	to	$3.60	$7,881	0.69%	0.55%	to	1.20%	10.46%	to	9.75%
GS VIT Multi-Strategy Alt, Advisor
2021	661	$1.05	to	$0.95	$669	1.64%	0.55%	to	1.85%	4.08%	to	2.74%
2020	532	$1.01	to	$0.93	$520	2.38%	0.55%	to	1.85%	6.00%	to	4.62%
2019	302	$0.95	to	$0.89	$282	2.90%	0.55%	to	1.85%	8.01%	to	6.62%
2018	231	$0.88	to	$0.83	$200	2.63%	0.55%	to	1.85%	(7.61%)	to	(8.81%)
2017	188	$0.96	to	$0.91	$178	2.50%	0.55%	to	1.85%	4.56%	to	3.22%
GS VIT Sm Cap Eq Insights, Inst
2021	114	$4.61	to	$4.41	$508	0.48%	0.75%	to	0.95%	22.87%	to	22.62%
2020	112	$3.75	to	$3.60	$406	0.24%	0.75%	to	0.95%	7.77%	to	7.56%
2019	121	$3.48	to	$3.35	$408	0.50%	0.75%	to	0.95%	23.91%	to	23.66%
2018	124	$2.81	to	$2.71	$336	0.47%	0.75%	to	0.95%	(9.31%)	to	(9.49%)
2017	125	$3.09	to	$2.99	$376	0.55%	0.75%	to	0.95%	10.73%	to	10.51%
GS VIT U.S. Eq Insights, Inst
2021	1,236	$4.47	to	$3.59	$4,784	0.78%	0.55%	to	1.45%	28.70%	to	27.54%
2020	1,422	$3.47	to	$2.81	$4,305	0.83%	0.55%	to	1.45%	16.90%	to	15.86%
2019	1,650	$2.97	to	$2.43	$4,282	1.24%	0.55%	to	1.45%	24.52%	to	23.41%
2018	1,834	$2.39	to	$1.97	$3,841	1.16%	0.55%	to	1.45%	(6.71%)	to	(7.55%)
2017	2,166	$2.56	to	$2.13	$4,853	1.29%	0.55%	to	1.45%	23.39%	to	22.29%
Invesco VI Am Fran, Ser I
2021	120	$3.96	to	$3.88	$470	—	0.75%	to	0.95%	11.09%	to	10.87%
2020	121	$3.56	to	$3.50	$425	0.08%	0.75%	to	0.95%	41.29%	to	41.01%
2019	153	$2.52	to	$2.48	$382	—	0.75%	to	0.95%	35.73%	to	35.46%
2018	155	$1.86	to	$1.83	$285	—	0.75%	to	0.95%	(4.35%)	to	(4.54%)
2017	159	$1.94	to	$1.92	$307	0.08%	0.75%	to	0.95%	26.39%	to	26.14%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	121

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Am Fran, Ser II
2021	616	$3.94	to	$3.61	$2,346	—	0.55%	to	1.45%	11.04%		to	10.04%
2020	695	$3.55	to	$3.28	$2,391	—	0.55%	to	1.45%	41.22%		to	39.95%
2019	903	$2.51	to	$2.34	$2,205	—	0.55%	to	1.45%	35.68%		to	34.46%
2018	1,012	$1.85	to	$1.74	$1,829	—	0.55%	to	1.45%	(4.42%)		to	(5.28%)
2017	1,303	$1.94	to	$1.84	$2,474	—	0.55%	to	1.45%	26.33%		to	25.21%
Invesco VI Bal Risk Alloc, Ser II
2021	943	$1.50	to	$1.34	$1,352	3.01%	0.55%	to	1.85%	8.66%		to	7.26%
2020	950	$1.38	to	$1.25	$1,261	7.58%	0.55%	to	1.85%	9.39%		to	7.97%
2019	764	$1.27	to	$1.16	$937	—	0.55%	to	1.85%	14.25%		to	12.78%
2018	602	$1.11	to	$1.03	$648	1.28%	0.55%	to	1.85%	(7.23%)		to	(8.44%)
2017	653	$1.19	to	$1.12	$762	3.95%	0.55%	to	1.85%	9.23%		to	7.82%
Invesco VI Comstock, Ser II
2021	1,591	$3.39	to	$2.71	$5,001	1.56%	0.55%	to	1.45%	32.31%		to	31.13%
2020	1,919	$2.56	to	$2.06	$4,570	2.16%	0.55%	to	1.45%	(1.63%)		to	(2.51%)
2019	2,141	$2.60	to	$2.12	$5,189	1.70%	0.55%	to	1.45%	24.26%		to	23.14%
2018	2,319	$2.09	to	$1.72	$4,540	1.37%	0.55%	to	1.45%	(12.85%)		to	(13.64%)
2017	2,795	$2.40	to	$1.99	$6,318	1.94%	0.55%	to	1.45%	16.93%		to	15.89%
Invesco VI Core Eq, Ser I
2021	1,288	$5.13	to	$5.13	$6,637	0.66%	1.25%	to	1.25%	26.15%		to	26.15%
2020	1,403	$4.06	to	$4.06	$5,731	1.30%	1.25%	to	1.25%	12.44%		to	12.44%
2019	1,662	$3.61	to	$3.61	$6,038	0.94%	1.25%	to	1.25%	27.36%		to	27.36%
2018	1,893	$2.84	to	$2.84	$5,399	0.88%	1.25%	to	1.25%	(10.53%)		to	(10.53%)
2017	2,073	$3.17	to	$3.17	$6,611	1.04%	1.25%	to	1.25%	11.77%		to	11.77%
Invesco VI Dis Mid Cap Gro, Ser I
2021	565	$1.78	to	$1.77	$1,006	—	0.75%	to	1.20%	18.21%		to	17.68%
2020	582	$1.51	to	$1.50	$878	0.05%	0.75%	to	1.20%	50.82	%(8)	to	50.36	%(8)
Invesco VI Dis Mid Cap Gro, Ser II
2021	356	$1.78	to	$1.75	$631	—	0.55%	to	1.45%	18.14%		to	17.08%
2020	460	$1.51	to	$1.50	$692	—	0.55%	to	1.45%	50.65	%(8)	to	49.72	%(8)
Invesco VI Div Divd, Ser I
2021	293	$2.68	to	$2.50	$751	2.16%	0.55%	to	1.20%	18.24%		to	17.48%
2020	310	$2.26	to	$2.13	$676	2.99%	0.55%	to	1.20%	(0.41%)		to	(1.05%)
2019	353	$2.27	to	$2.15	$775	2.79%	0.55%	to	1.20%	24.40%		to	23.60%
2018	473	$1.83	to	$1.74	$840	2.25%	0.55%	to	1.20%	(8.08%)		to	(8.68%)
2017	612	$1.99	to	$1.90	$1,188	1.56%	0.55%	to	1.20%	7.98%		to	7.28%
Invesco VI Div Divd, Ser II
2021	184	$2.52	to	$2.37	$459	1.81%	0.85%	to	1.45%	17.59%		to	16.89%
2020	256	$2.15	to	$2.03	$546	2.59%	0.85%	to	1.45%	(0.98%)		to	(1.57%)
2019	370	$2.17	to	$2.06	$797	2.55%	0.85%	to	1.45%	23.72%		to	22.98%
2018	450	$1.75	to	$1.67	$783	1.91%	0.85%	to	1.45%	(8.60%)		to	(9.15%)
2017	644	$1.92	to	$1.84	$1,227	1.42%	0.85%	to	1.45%	7.43%		to	6.79%
Invesco VI Global, Ser II
2021	2,550	$4.50	to	$2.39	$9,730	—	0.55%	to	1.85%	14.54%		to	13.06%
2020	2,646	$3.93	to	$2.12	$8,833	0.45%	0.55%	to	1.85%	26.64%		to	25.00%
2019	2,703	$3.10	to	$1.69	$7,163	0.64%	0.55%	to	1.85%	30.73%		to	29.05%
2018	2,869	$2.37	to	$1.31	$5,853	0.77%	0.55%	to	1.85%	(13.87%)		to	(14.99%)
2017	2,939	$2.76	to	$1.54	$7,055	0.73%	0.55%	to	1.85%	35.58%		to	33.83%
Invesco VI Gbl Strat Inc, Ser II
2021	5,314	$1.75	to	$0.98	$8,438	4.25%	0.55%	to	1.85%	(4.09%)		to	(5.34%)
2020	5,727	$1.82	to	$1.04	$9,534	5.27%	0.55%	to	1.85%	2.43%		to	1.10%
2019	6,615	$1.78	to	$1.02	$10,763	3.38%	0.55%	to	1.85%	10.00%		to	8.58%
2018	7,460	$1.62	to	$0.94	$11,114	4.53%	0.55%	to	1.85%	(5.06%)		to	(6.30%)
2017	9,372	$1.70	to	$1.01	$14,781	1.99%	0.55%	to	1.85%	5.46%		to	4.09%

122	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Hlth, Ser II
2021	434	$3.75	to	$3.45	$1,599	0.00%	0.55%	to	1.45%	11.43%		to	10.43%
2020	479	$3.37	to	$3.12	$1,595	0.09%	0.55%	to	1.45%	13.57%		to	12.56%
2019	567	$2.96	to	$2.77	$1,677	—	0.55%	to	1.45%	31.46%		to	30.28%
2018	619	$2.26	to	$2.13	$1,402	—	0.55%	to	1.45%	0.06%		to	(0.84%)
2017	835	$2.25	to	$2.15	$1,890	0.08%	0.55%	to	1.45%	14.92%		to	13.89%
Invesco VI Intl Gro, Ser II
2021	1,176	$2.61	to	$2.00	$2,784	1.05%	0.55%	to	1.45%	5.03%		to	4.09%
2020	1,261	$2.49	to	$1.92	$2,857	2.09%	0.55%	to	1.45%	13.12%		to	12.10%
2019	1,476	$2.20	to	$1.71	$2,958	1.21%	0.55%	to	1.45%	27.54%		to	26.39%
2018	1,854	$1.72	to	$1.35	$2,909	1.74%	0.55%	to	1.45%	(15.67%)		to	(16.43%)
2017	2,140	$2.04	to	$1.62	$3,997	1.20%	0.55%	to	1.45%	22.06%		to	20.97%
Invesco VI Main St, Ser II
2021	149	$1.83	to	$1.78	$272	0.46%	0.85%	to	1.45%	26.15%		to	25.41%
2020	189	$1.45	to	$1.42	$274	1.19%	0.85%	to	1.45%	12.73%		to	12.06%
2019	216	$1.29	to	$1.27	$278	0.84%	0.85%	to	1.45%	30.62%		to	29.84%
2018	247	$0.99	to	$0.98	$244	0.90%	0.85%	to	1.45%	(8.88%)		to	(9.43%)
2017	558	$1.08	to	$1.08	$604	1.61%	0.85%	to	1.45%	8.27	%(5)	to	7.84	%(5)
Invesco VI Mn St Sm Cap, Ser II
2021	1,470	$4.63	to	$2.42	$5,972	0.18%	0.55%	to	1.85%	21.59%		to	20.02%
2020	1,530	$3.80	to	$2.02	$5,132	0.37%	0.55%	to	1.85%	18.98%		to	17.44%
2019	1,590	$3.20	to	$1.72	$4,494	—	0.55%	to	1.85%	25.44%		to	23.82%
2018	1,434	$2.55	to	$1.39	$3,257	0.06%	0.55%	to	1.85%	(11.03%)		to	(12.19%)
2017	1,555	$2.87	to	$1.58	$4,016	0.65%	0.55%	to	1.85%	13.29%		to	11.83%
Invesco VI Tech, Ser I
2021	407	$5.77	to	$6.82	$1,603	—	0.55%	to	1.20%	13.79%		to	13.05%
2020	463	$5.07	to	$6.03	$1,610	—	0.55%	to	1.20%	45.31%		to	44.37%
2019	484	$3.49	to	$4.18	$1,175	—	0.55%	to	1.20%	35.13%		to	34.26%
2018	552	$2.58	to	$3.11	$995	—	0.55%	to	1.20%	(1.00%)		to	(1.65%)
2017	602	$2.61	to	$3.16	$1,100	—	0.55%	to	1.20%	34.39%		to	33.52%
Janus Henderson VIT Bal, Serv
2021	9,219	$1.59	to	$1.52	$14,328	0.70%	0.55%	to	1.85%	16.27%		to	14.76%
2020	6,794	$1.37	to	$1.32	$9,148	1.59%	0.55%	to	1.85%	13.40%		to	11.94%
2019	4,944	$1.21	to	$1.18	$5,909	1.82%	0.55%	to	1.85%	21.60%		to	20.04%
2018	3,111	$0.99	to	$0.98	$3,079	1.60%	0.55%	to	1.85%	(0.67	%)(7)	to	(1.54	%)(7)
Janus Henderson VIT Enter, Serv
2021	345	$3.05	to	$2.92	$1,027	0.25%	0.75%	to	0.95%	15.67%		to	15.44%
2020	392	$2.64	to	$2.53	$1,012	—	0.75%	to	0.95%	18.29%		to	18.06%
2019	428	$2.23	to	$2.15	$937	0.05%	0.75%	to	0.95%	34.15%		to	33.88%
2018	453	$1.66	to	$1.60	$740	0.11%	0.75%	to	0.95%	(1.41%)		to	(1.61%)
2017	560	$1.69	to	$1.63	$928	0.14%	0.75%	to	0.95%	26.14%		to	25.89%
Janus Henderson VIT Flex Bd, Serv
2021	1,522	$1.23	to	$1.10	$1,789	1.70%	0.55%	to	1.85%	(1.65%)		to	(2.93%)
2020	1,182	$1.25	to	$1.13	$1,420	2.48%	0.55%	to	1.85%	9.64%		to	8.22%
2019	1,111	$1.14	to	$1.04	$1,222	3.01%	0.55%	to	1.85%	8.68%		to	7.27%
2018	731	$1.05	to	$0.97	$745	2.60%	0.55%	to	1.85%	(1.83%)		to	(3.10%)
2017	853	$1.07	to	$1.00	$891	2.50%	0.55%	to	1.85%	2.78%		to	1.46%
Janus Hend VIT Gbl Tech Innov, Srv
2021	436	$3.80	to	$12.53	$1,647	0.12%	0.75%	to	1.20%	16.87%		to	16.34%
2020	455	$3.25	to	$10.77	$1,470	—	0.75%	to	1.20%	49.60%		to	48.93%
2019	484	$2.17	to	$7.23	$1,052	—	0.75%	to	1.20%	43.74%		to	43.09%
2018	517	$1.51	to	$5.05	$794	—	0.75%	to	1.20%	0.15%		to	(0.30%)
2017	600	$1.51	to	$5.07	$918	—	0.75%	to	1.20%	43.83%		to	43.19%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	123

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson VIT Overseas, Serv
2021	514	$2.16	to	$3.98	$1,111	1.01%	0.75%	to	1.20%	12.44%	to	11.94%
2020	559	$1.92	to	$3.56	$1,071	1.22%	0.75%	to	1.20%	15.15%	to	14.64%
2019	611	$1.67	to	$3.10	$1,016	1.80%	0.75%	to	1.20%	25.76%	to	25.20%
2018	714	$1.33	to	$2.48	$958	1.64%	0.75%	to	1.20%	(15.77%)	to	(16.15%)
2017	848	$1.58	to	$2.96	$1,344	1.58%	0.75%	to	1.20%	29.83%	to	29.25%
Janus Henderson VIT Res, Serv
2021	928	$4.23	to	$3.24	$3,716	0.02%	0.55%	to	1.85%	19.39%	to	17.85%
2020	993	$3.54	to	$2.75	$3,345	0.22%	0.55%	to	1.85%	31.85%	to	30.15%
2019	1,244	$2.68	to	$2.11	$3,183	0.30%	0.55%	to	1.85%	34.48%	to	32.74%
2018	1,438	$2.00	to	$1.59	$2,749	0.35%	0.55%	to	1.85%	(3.37%)	to	(4.63%)
2017	1,701	$2.07	to	$1.67	$3,381	0.24%	0.55%	to	1.85%	26.86%	to	25.22%
Lazard Ret Global Dyn MA, Serv
2021	758	$1.70	to	$1.52	$1,224	2.86%	0.55%	to	1.85%	11.32%	to	9.88%
2020	671	$1.53	to	$1.38	$980	0.67%	0.55%	to	1.85%	0.26%	to	(1.03%)
2019	319	$1.53	to	$1.40	$473	0.05%	0.55%	to	1.85%	17.14%	to	15.63%
2018	227	$1.30	to	$1.21	$289	1.13%	0.55%	to	1.85%	(7.09%)	to	(8.29%)
2017	288	$1.40	to	$1.32	$397	—	0.55%	to	1.85%	19.87%	to	18.34%
MFS Mass Inv Gro Stock, Serv Cl
2021	1,619	$2.77	to	$2.61	$4,378	0.03%	0.55%	to	1.45%	24.97%	to	23.85%
2020	1,830	$2.22	to	$2.10	$3,976	0.22%	0.55%	to	1.45%	21.53%	to	20.44%
2019	1,956	$1.82	to	$1.75	$3,510	0.35%	0.55%	to	1.45%	38.82%	to	37.58%
2018	2,311	$1.31	to	$1.27	$2,997	0.33%	0.55%	to	1.45%	0.02%	to	(0.88%)
2017	2,811	$1.31	to	$1.28	$3,658	0.41%	0.55%	to	1.45%	27.40%	to	26.26%
MFS New Dis, Serv Cl
2021	491	$6.02	to	$6.81	$2,211	—	0.55%	to	1.20%	1.02%	to	0.36%
2020	555	$5.96	to	$6.78	$2,478	—	0.55%	to	1.20%	44.78%	to	43.85%
2019	632	$4.12	to	$4.72	$1,949	—	0.55%	to	1.20%	40.50%	to	39.59%
2018	689	$2.93	to	$3.38	$1,519	—	0.55%	to	1.20%	(2.26%)	to	(2.90%)
2017	752	$3.00	to	$3.48	$1,697	—	0.55%	to	1.20%	25.64%	to	24.83%
MFS Utilities, Serv Cl
2021	1,358	$4.72	to	$1.68	$5,742	1.55%	0.55%	to	1.85%	13.20%	to	11.74%
2020	1,420	$4.17	to	$1.50	$5,225	2.19%	0.55%	to	1.85%	5.04%	to	3.68%
2019	1,824	$3.97	to	$1.45	$6,297	3.77%	0.55%	to	1.85%	24.12%	to	22.51%
	1,687	$3.20	to	$1.18	$4,920	0.77%	0.55%	to	1.85%	0.25%	to	(1.05%)
2017	2,275	$3.19	to	$1.20	$6,359	4.17%	0.55%	to	1.85%	13.87%	to	12.40%
MS VIF Dis, Cl II
2021	835	$7.18	to	$4.46	$5,880	—	0.55%	to	1.85%	(11.68%)	to	(12.83%)
2020	700	$8.13	to	$5.11	$5,636	—	0.55%	to	1.85%	150.66%	to	147.43%
2019	710	$3.24	to	$2.07	$2,267	—	0.55%	to	1.85%	39.20%	to	37.40%
2018	683	$2.33	to	$1.50	$1,584	—	0.55%	to	1.85%	9.92%	to	8.49%
2017	661	$2.12	to	$1.39	$1,412	—	0.55%	to	1.85%	37.84%	to	36.07%
MS VIF Global Real Est, Cl II
2021	462	$1.73	to	$1.54	$765	2.37%	0.55%	to	1.45%	23.16%	to	22.05%
2020	579	$1.41	to	$1.26	$780	4.33%	0.55%	to	1.45%	(15.32%)	to	(16.08%)
2019	688	$1.66	to	$1.50	$1,099	2.72%	0.55%	to	1.45%	17.41%	to	16.35%
2018	848	$1.41	to	$1.29	$1,158	3.07%	0.55%	to	1.45%	(8.71%)	to	(9.53%)
2017	1,149	$1.55	to	$1.42	$1,725	2.41%	0.55%	to	1.45%	9.11%	to	8.13%
NB AMT Intl Eq, Cl S
2021	443	$1.77	to	$1.75	$785	0.32%	0.55%	to	1.45%	12.73%	to	11.72%
2020	459	$1.57	to	$1.57	$721	0.50%	0.55%	to	1.45%	11.96%	to	10.95%
2019	506	$1.40	to	$1.41	$711	0.15%	0.55%	to	1.45%	26.98%	to	25.85%
2018	595	$1.10	to	$1.12	$661	0.16%	0.55%	to	1.45%	(17.41%)	to	(18.15%)
2017	628	$1.34	to	$1.37	$846	0.58%	0.55%	to	1.45%	26.07%	to	24.94%

124	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
NB AMT Sus Eq, Cl S
2021	296	$3.92	to	$2.51	$1,130	0.19%	0.85%	to	1.85%	22.12%	to	20.90%
2020	203	$3.21	to	$2.08	$636	0.36%	0.85%	to	1.85%	18.27%	to	17.09%
2019	299	$2.71	to	$1.78	$788	0.30%	0.85%	to	1.85%	24.51%	to	23.28%
2018	284	$2.18	to	$1.44	$601	0.20%	0.85%	to	1.85%	(6.74%)	to	(7.67%)
2017	287	$2.34	to	$1.56	$658	0.36%	0.85%	to	1.85%	17.11%	to	15.95%
NB AMT US Eq Index PW Strat, Cl S
2021	103	$1.31	to	$1.19	$131	0.30%	0.55%	to	1.85%	17.31%	to	15.78%
2020	104	$1.12	to	$1.03	$115	0.88%	0.55%	to	1.85%	7.67%	to	6.26%
2019	127	$1.04	to	$0.97	$130	0.12%	0.55%	to	1.85%	14.62%	to	13.15%
2018	162	$0.91	to	$0.85	$144	—	0.55%	to	1.85%	(7.29%)	to	(8.50%)
2017	139	$0.98	to	$0.93	$134	—	0.55%	to	1.85%	6.10%	to	4.73%
PIMCO VIT All Asset, Advisor Cl
2021	2,042	$2.17	to	$1.29	$4,146	10.88%	0.55%	to	1.85%	15.41%	to	13.91%
2020	2,152	$1.88	to	$1.13	$3,804	4.83%	0.55%	to	1.85%	7.32%	to	5.93%
2019	2,578	$1.75	to	$1.07	$4,271	2.76%	0.55%	to	1.85%	11.13%	to	9.70%
2018	3,010	$1.58	to	$0.98	$4,513	2.98%	0.55%	to	1.85%	(5.97%)	to	(7.20%)
2017	3,469	$1.68	to	$1.05	$5,559	4.23%	0.55%	to	1.85%	12.76%	to	11.31%
PIMCO VIT Glb Man As Alloc, Adv Cl
2021	272	$1.63	to	$1.40	$422	2.37%	0.55%	to	1.85%	11.98%	to	10.53%
2020	229	$1.45	to	$1.26	$319	7.98%	0.55%	to	1.85%	16.06%	to	14.57%
2019	184	$1.25	to	$1.10	$224	2.15%	0.55%	to	1.85%	16.33%	to	14.81%
2018	153	$1.07	to	$0.96	$161	1.60%	0.55%	to	1.85%	(6.14%)	to	(7.35%)
2017	108	$1.15	to	$1.04	$121	2.27%	0.55%	to	1.85%	13.37%	to	11.92%
PIMCO VIT Tot Return, Advisor Cl
2021	5,837	$1.19	to	$1.07	$6,676	1.73%	0.55%	to	1.85%	(1.91%)	to	(3.17%)
2020	4,922	$1.22	to	$1.10	$5,772	1.99%	0.55%	to	1.85%	7.94%	to	6.56%
2019	3,320	$1.13	to	$1.03	$3,632	2.87%	0.55%	to	1.85%	7.66%	to	6.26%
2018	1,805	$1.05	to	$0.97	$1,858	2.47%	0.55%	to	1.85%	(1.18%)	to	(2.46%)
2017	1,182	$1.06	to	$1.00	$1,245	1.93%	0.55%	to	1.85%	4.24%	to	2.89%
Put VT Global Hlth Care, Cl IB
2021	291	$5.07	to	$5.14	$1,331	1.09%	0.55%	to	1.20%	18.74%	to	17.98%
2020	313	$4.27	to	$4.36	$1,215	0.49%	0.55%	to	1.20%	15.65%	to	14.89%
2019	354	$3.69	to	$3.79	$1,191	—	0.55%	to	1.20%	29.57%	to	28.74%
2018	404	$2.85	to	$2.95	$1,052	0.98%	0.55%	to	1.20%	(1.14%)	to	(1.79%)
2017	463	$2.88	to	$3.00	$1,222	0.56%	0.55%	to	1.20%	14.67%	to	13.93%
Put VT Intl Eq, Cl IB
2021	264	$2.12	to	$2.60	$592	1.16%	0.55%	to	1.20%	8.23%	to	7.52%
2020	270	$1.96	to	$2.42	$560	1.58%	0.55%	to	1.20%	11.48%	to	10.76%
2019	284	$1.76	to	$2.18	$532	1.39%	0.55%	to	1.20%	24.47%	to	23.66%
2018	328	$1.41	to	$1.76	$496	1.42%	0.55%	to	1.20%	(19.56%)	to	(20.08%)
2017	367	$1.75	to	$2.21	$695	2.24%	0.55%	to	1.20%	25.89%	to	25.07%
Put VT Sus Leaders, Cl IA
2021	1,365	$6.10	to	$6.10	$8,337	0.34%	1.25%	to	1.25%	22.30%	to	22.30%
2020	1,518	$4.99	to	$4.99	$7,581	0.63%	1.25%	to	1.25%	27.46%	to	27.46%
2019	1,596	$3.91	to	$3.91	$6,258	0.69%	1.25%	to	1.25%	35.02%	to	35.02%
2018	1,769	$2.90	to	$2.90	$5,139	0.01%	1.25%	to	1.25%	(2.52%)	to	(2.52%)
2017	1,922	$2.97	to	$2.97	$5,729	0.84%	1.25%	to	1.25%	27.95%	to	27.95%
Put VT Sus Leaders, Cl IB
2021	212	$5.43	to	$5.04	$1,112	0.14%	0.55%	to	1.20%	22.85%	to	22.06%
2020	257	$4.42	to	$4.13	$1,101	0.41%	0.55%	to	1.20%	28.19%	to	27.36%
2019	271	$3.45	to	$3.24	$910	0.45%	0.55%	to	1.20%	35.61%	to	34.73%
2018	302	$2.54	to	$2.41	$750	—	0.55%	to	1.20%	(2.07%)	to	(2.71%)
2017	283	$2.59	to	$2.48	$722	0.65%	0.55%	to	1.20%	28.51%	to	27.69%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	125

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Royce Micro-Cap, Invest Cl
2021	69	$5.64	to	$5.41	$377	—	0.75%	to	0.95%	29.01%		to	28.75%
2020	73	$4.37	to	$4.20	$309	—	0.75%	to	0.95%	22.87%		to	22.62%
2019	74	$3.56	to	$3.43	$257	—	0.75%	to	0.95%	18.66%		to	18.42%
2018	81	$3.00	to	$2.89	$237	—	0.75%	to	0.95%	(9.73%)		to	(9.91%)
2017	92	$3.32	to	$3.21	$298	0.62%	0.75%	to	0.95%	4.40%		to	4.19%
Temp Global Bond, Cl 2
2021	1,817	$0.90	to	$0.80	$1,563	—	0.55%	to	1.85%	(5.51%)		to	(6.74%)
2020	1,739	$0.95	to	$0.86	$1,593	8.65%	0.55%	to	1.85%	(5.79%)		to	(7.02%)
2019	1,835	$1.01	to	$0.93	$1,795	7.03%	0.55%	to	1.85%	1.45%		to	0.14%
2018	1,599	$1.00	to	$0.92	$1,550	—	0.55%	to	1.85%	1.38%		to	0.06%
2017	1,669	$0.98	to	$0.92	$1,604	—	0.55%	to	1.85%	1.36%		to	0.06%
Third Ave VST Third Ave Value
2021	152	$2.99	to	$2.86	$440	0.69%	0.75%	to	0.95%	21.15%		to	20.91%
2020	170	$2.46	to	$2.37	$408	2.73%	0.75%	to	0.95%	(3.12%)		to	(3.32%)
2019	176	$2.54	to	$2.45	$435	0.26%	0.75%	to	0.95%	11.62%		to	11.40%
2018	200	$2.28	to	$2.20	$444	1.86%	0.75%	to	0.95%	(20.94%)		to	(21.10%)
2017	218	$2.88	to	$2.79	$615	0.81%	0.75%	to	0.95%	12.74%		to	12.52%
VanEck VIP Global Gold, Cl S
2021	870	$1.21	to	$1.08	$1,007	12.12%	0.55%	to	1.85%	(14.48%)		to	(15.59%)
2020	824	$1.41	to	$1.28	$1,121	2.77%	0.55%	to	1.85%	37.87%		to	36.09%
2019	697	$1.02	to	$0.94	$691	—	0.55%	to	1.85%	37.98%		to	36.20%
2018	779	$0.74	to	$0.69	$562	2.89%	0.55%	to	1.85%	(16.16%)		to	(17.26%)
2017	605	$0.88	to	$0.83	$525	3.91%	0.55%	to	1.85%	11.02%		to	9.59%
VP Aggr, Cl 2
2021	16,955	$2.75	to	$1.86	$44,160	—	0.55%	to	1.85%	15.12%		to	13.64%
2020	18,239	$2.39	to	$1.64	$41,514	—	0.55%	to	1.85%	14.36%		to	12.88%
2019	20,199	$2.09	to	$1.45	$40,401	—	0.55%	to	1.85%	20.92%		to	19.36%
2018	25,842	$1.73	to	$1.22	$43,028	—	0.55%	to	1.85%	(9.09%)		to	(10.27%)
2017	28,834	$1.90	to	$1.36	$53,064	—	0.55%	to	1.85%	18.26%		to	16.74%
VP Aggr, Cl 4
2021	18,122	$2.75	to	$2.48	$47,715	—	0.55%	to	1.45%	15.14%		to	14.11%
2020	19,366	$2.39	to	$2.17	$44,453	—	0.55%	to	1.45%	14.33%		to	13.30%
2019	21,213	$2.09	to	$1.92	$42,749	—	0.55%	to	1.45%	21.01%		to	19.93%
2018	25,162	$1.73	to	$1.60	$42,067	—	0.55%	to	1.45%	(9.12%)		to	(9.94%)
2017	30,329	$1.90	to	$1.77	$56,004	—	0.55%	to	1.45%	18.22%		to	17.17%
VP Conserv, Cl 2
2021	22,117	$1.57	to	$1.20	$32,802	—	0.55%	to	1.85%	2.25%		to	0.93%
2020	25,323	$1.54	to	$1.19	$36,941	—	0.55%	to	1.85%	8.70%		to	7.30%
2019	23,857	$1.42	to	$1.10	$32,225	—	0.55%	to	1.85%	10.14%		to	8.72%
2018	24,778	$1.29	to	$1.02	$30,494	—	0.55%	to	1.85%	(3.49%)		to	(4.74%)
2017	29,850	$1.33	to	$1.07	$38,140	—	0.55%	to	1.85%	6.83%		to	5.45%
VP Conserv, Cl 4
2021	16,983	$1.57	to	$1.42	$25,375	—	0.55%	to	1.45%	2.25%		to	1.34%
2020	20,061	$1.54	to	$1.40	$29,429	—	0.55%	to	1.45%	8.64%		to	7.66%
2019	20,623	$1.42	to	$1.30	$27,973	—	0.55%	to	1.45%	10.14%		to	9.15%
2018	24,733	$1.29	to	$1.19	$30,595	—	0.55%	to	1.45%	(3.41%)		to	(4.29%)
2017	32,894	$1.33	to	$1.24	$42,344	—	0.55%	to	1.45%	6.75%		to	5.80%
VP Man Risk, Cl 2
2021	8,335	$1.33	to	$1.26	$10,877	—	0.55%	to	1.85%	10.12%		to	8.69%
2020	8,161	$1.21	to	$1.16	$9,715	—	0.55%	to	1.85%	7.20%		to	5.82%
2019	7,592	$1.13	to	$1.09	$8,465	—	0.55%	to	1.85%	15.42%		to	13.93%
2018	4,420	$0.98	to	$0.96	$4,291	—	0.55%	to	1.85%	(5.82%)		to	(7.04%)
2017	696	$1.04	to	$1.03	$721	—	0.55%	to	1.85%	3.53	%(6)	to	3.16	%(6)

126	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Man Risk US, Cl 2
2021	25,436	$1.45	to	$1.37	$36,209	—	0.55%	to	1.85%	12.72%		to	11.26%
2020	15,892	$1.29	to	$1.23	$20,146	—	0.55%	to	1.85%	9.19%		to	7.78%
2019	12,921	$1.18	to	$1.14	$15,064	—	0.55%	to	1.85%	17.67%		to	16.15%
2018	7,952	$1.00	to	$0.99	$7,918	—	0.55%	to	1.85%	(4.07%)		to	(5.31%)
2017	1,464	$1.04	to	$1.04	$1,527	—	0.55%	to	1.85%	4.33	%(6)	to	3.95	%(6)
VP Man Vol Conserv, Cl 2
2021	33,416	$1.33	to	$1.20	$43,039	—	0.55%	to	1.85%	2.06%		to	0.74%
2020	41,732	$1.30	to	$1.19	$52,930	—	0.55%	to	1.85%	7.53%		to	6.14%
2019	35,735	$1.21	to	$1.12	$42,317	—	0.55%	to	1.85%	11.30%		to	9.86%
2018	30,502	$1.09	to	$1.02	$32,610	—	0.55%	to	1.85%	(3.12%)		to	(4.38%)
2017	28,773	$1.12	to	$1.07	$31,923	—	0.55%	to	1.85%	7.30%		to	5.91%
VP Man Vol Conserv Gro, Cl 2
2021	78,230	$1.43	to	$1.32	$110,899	—	0.55%	to	1.85%	4.88%		to	3.52%
2020	78,589	$1.37	to	$1.28	$106,710	—	0.55%	to	1.85%	8.55%		to	7.15%
2019	78,613	$1.26	to	$1.19	$98,805	—	0.55%	to	1.85%	13.37%		to	11.90%
2018	73,073	$1.11	to	$1.07	$81,398	—	0.55%	to	1.85%	(4.83%)		to	(6.07%)
2017	70,376	$1.17	to	$1.13	$82,765	—	0.55%	to	1.85%	10.58%		to	9.16%
VP Man Vol Gro, Cl 2
2021	416,960	$1.65	to	$1.60	$713,185	—	0.55%	to	1.85%	11.28%		to	9.84%
2020	421,538	$1.48	to	$1.46	$650,069	—	0.55%	to	1.85%	10.69%		to	9.26%
2019	416,877	$1.34	to	$1.33	$582,691	—	0.55%	to	1.85%	17.61%		to	16.09%
2018	415,535	$1.14	to	$1.15	$494,859	—	0.55%	to	1.85%	(8.24%)		to	(9.43%)
2017	398,166	$1.24	to	$1.27	$517,727	—	0.55%	to	1.85%	16.84%		to	15.33%
VP Man Vol Mod Gro, Cl 2
2021	663,538	$1.55	to	$1.46	$1,089,495	—	0.55%	to	1.85%	8.10%		to	6.71%
2020	690,902	$1.43	to	$1.37	$1,053,891	—	0.55%	to	1.85%	9.77%		to	8.35%
2019	719,637	$1.31	to	$1.26	$1,004,403	—	0.55%	to	1.85%	15.53%		to	14.04%
2018	747,685	$1.13	to	$1.11	$907,187	—	0.55%	to	1.85%	(6.37%)		to	(7.59%)
2017	734,386	$1.21	to	$1.20	$955,177	—	0.55%	to	1.85%	13.72%		to	12.25%
VP Mod, Cl 2
2021	248,772	$2.13	to	$1.51	$502,487	—	0.55%	to	1.85%	8.41%		to	7.01%
2020	257,626	$1.97	to	$1.41	$482,331	—	0.55%	to	1.85%	12.25%		to	10.80%
2019	270,587	$1.75	to	$1.27	$453,343	—	0.55%	to	1.85%	15.50%		to	14.00%
2018	280,024	$1.52	to	$1.11	$408,204	—	0.55%	to	1.85%	(6.09%)		to	(7.31%)
2017	295,267	$1.62	to	$1.20	$460,519	—	0.55%	to	1.85%	12.60%		to	11.15%
VP Mod, Cl 4
2021	212,114	$2.14	to	$1.92	$432,673	—	0.55%	to	1.45%	8.45%		to	7.47%
2020	241,282	$1.97	to	$1.79	$455,609	—	0.55%	to	1.45%	12.17%		to	11.17%
2019	281,063	$1.76	to	$1.61	$474,916	—	0.55%	to	1.45%	15.54%		to	14.50%
2018	331,809	$1.52	to	$1.41	$487,286	—	0.55%	to	1.45%	(6.09%)		to	(6.93%)
2017	394,228	$1.62	to	$1.51	$619,029	—	0.55%	to	1.45%	12.59%		to	11.58%
VP Mod Aggr, Cl 2
2021	82,152	$2.43	to	$1.68	$189,530	—	0.55%	to	1.85%	11.69%		to	10.25%
2020	91,524	$2.18	to	$1.52	$190,173	—	0.55%	to	1.85%	13.41%		to	11.94%
2019	102,483	$1.92	to	$1.36	$188,684	—	0.55%	to	1.85%	18.06%		to	16.53%
2018	117,098	$1.63	to	$1.17	$183,224	—	0.55%	to	1.85%	(7.55%)		to	(8.75%)
2017	129,247	$1.76	to	$1.28	$219,806	—	0.55%	to	1.85%	15.51%		to	14.03%
VP Mod Aggr, Cl 4
2021	54,164	$2.43	to	$2.19	$125,938	—	0.55%	to	1.45%	11.72%		to	10.72%
2020	63,210	$2.18	to	$1.98	$132,160	—	0.55%	to	1.45%	13.39%		to	12.37%
2019	79,122	$1.92	to	$1.76	$146,514	—	0.55%	to	1.45%	18.10%		to	17.04%
2018	97,241	$1.63	to	$1.50	$153,087	—	0.55%	to	1.45%	(7.59%)		to	(8.42%)
2017	119,707	$1.76	to	$1.64	$204,731	—	0.55%	to	1.45%	15.56%		to	14.52%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	127

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Conserv, Cl 2
2021	52,311	$1.83	to	$1.34	$90,527	—	0.55%	to	1.85%	5.16%	to	3.80%
2020	57,730	$1.74	to	$1.29	$95,549	—	0.55%	to	1.85%	10.40%	to	8.97%
2019	56,344	$1.58	to	$1.19	$84,862	—	0.55%	to	1.85%	12.89%	to	11.43%
2018	58,559	$1.40	to	$1.06	$78,451	—	0.55%	to	1.85%	(4.65%)	to	(5.89%)
2017	64,661	$1.46	to	$1.13	$91,299	—	0.55%	to	1.85%	9.41%	to	8.00%
VP Mod Conserv, Cl 4
2021	45,021	$1.83	to	$1.65	$78,614	—	0.55%	to	1.45%	5.21%	to	4.26%
2020	51,624	$1.74	to	$1.58	$86,036	—	0.55%	to	1.45%	10.38%	to	9.39%
2019	56,774	$1.58	to	$1.45	$86,070	—	0.55%	to	1.45%	12.87%	to	11.86%
2018	66,311	$1.40	to	$1.29	$89,481	—	0.55%	to	1.45%	(4.58%)	to	(5.44%)
2017	80,729	$1.47	to	$1.37	$114,672	—	0.55%	to	1.45%	9.31%	to	8.34%
VP Ptnrs Core Bond, Cl 2
2021	880	$1.28	to	$1.06	$1,093	1.20%	0.85%	to	1.85%	(2.25%)	to	(3.23%)
2020	722	$1.31	to	$1.09	$914	1.88%	0.85%	to	1.85%	7.05%	to	5.98%
2019	580	$1.22	to	$1.03	$688	2.12%	0.85%	to	1.85%	7.47%	to	6.39%
2018	543	$1.14	to	$0.97	$601	2.33%	0.85%	to	1.85%	(1.19%)	to	(2.18%)
2017	532	$1.15	to	$0.99	$598	2.22%	0.85%	to	1.85%	2.46%	to	1.46%
VP Ptnrs Core Eq, Cl 2
2021	81	$3.73	to	$2.48	$291	—	0.85%	to	1.85%	28.09%	to	26.81%
2020	88	$2.91	to	$1.96	$246	—	0.85%	to	1.85%	15.74%	to	14.59%
2019	109	$2.52	to	$1.71	$263	—	0.85%	to	1.85%	25.14%	to	23.89%
2018	133	$2.01	to	$1.38	$259	—	0.85%	to	1.85%	(8.98%)	to	(9.89%)
2017	151	$2.21	to	$1.53	$326	—	0.85%	to	1.85%	19.11%	to	17.93%
VP Ptnrs Core Eq, Cl 3
2021	530	$3.33	to	$2.98	$1,686	—	0.55%	to	1.45%	28.63%	to	27.48%
2020	640	$2.59	to	$2.34	$1,593	—	0.55%	to	1.45%	16.20%	to	15.16%
2019	781	$2.23	to	$2.03	$1,681	—	0.55%	to	1.45%	25.69%	to	24.56%
2018	860	$1.77	to	$1.63	$1,479	—	0.55%	to	1.45%	(8.59%)	to	(9.41%)
2017	1,048	$1.94	to	$1.80	$1,978	—	0.55%	to	1.45%	19.62%	to	18.55%
VP Ptnrs Intl Core Eq, Cl 2
2021	450	$1.84	to	$1.31	$811	1.56%	0.85%	to	1.85%	12.22%	to	11.10%
2020	242	$1.64	to	$1.18	$389	0.20%	0.85%	to	1.85%	10.02%	to	8.92%
2019	206	$1.49	to	$1.09	$301	2.57%	0.85%	to	1.85%	17.40%	to	16.24%
2018	240	$1.27	to	$0.93	$299	2.00%	0.85%	to	1.85%	(17.39%)	to	(18.22%)
2017	251	$1.53	to	$1.14	$378	1.65%	0.85%	to	1.85%	21.12%	to	19.91%
VP Ptnrs Intl Gro, Cl 2
2021	1,278	$2.21	to	$1.59	$2,746	—	0.85%	to	1.85%	9.40%	to	8.31%
2020	1,007	$2.02	to	$1.47	$1,985	0.09%	0.85%	to	1.85%	21.26%	to	20.05%
2019	1,163	$1.67	to	$1.22	$1,891	0.96%	0.85%	to	1.85%	25.29%	to	24.05%
2018	1,289	$1.33	to	$0.99	$1,678	0.87%	0.85%	to	1.85%	(19.79%)	to	(20.59%)
2017	1,357	$1.66	to	$1.24	$2,212	0.51%	0.85%	to	1.85%	25.50%	to	24.25%
VP Ptnrs Intl Val, Cl 2
2021	1,093	$1.39	to	$1.15	$1,479	1.97%	0.85%	to	1.85%	10.69%	to	9.60%
2020	846	$1.26	to	$1.05	$1,041	0.74%	0.85%	to	1.85%	(4.95%)	to	(5.89%)
2019	955	$1.32	to	$1.11	$1,238	3.60%	0.85%	to	1.85%	12.24%	to	11.14%
2018	833	$1.18	to	$1.00	$968	2.59%	0.85%	to	1.85%	(18.18%)	to	(18.99%)
2017	714	$1.44	to	$1.24	$1,016	1.95%	0.85%	to	1.85%	23.97%	to	22.75%
VP Ptnrs Sm Cap Gro, Cl 2
2021	453	$3.71	to	$2.18	$1,623	—	0.85%	to	1.85%	7.11%	to	6.04%
2020	475	$3.46	to	$2.05	$1,591	—	0.85%	to	1.85%	37.26%	to	35.90%
2019	547	$2.52	to	$1.51	$1,341	—	0.85%	to	1.85%	19.92%	to	18.73%
2018	542	$2.10	to	$1.27	$1,111	—	0.85%	to	1.85%	(5.69%)	to	(6.63%)
2017	409	$2.23	to	$1.36	$890	—	0.85%	to	1.85%	17.49%	to	16.33%

128	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Sm Cap Val, Cl 2
2021	285	$2.68	to	$1.68	$742	—	0.85%	to	1.85%	22.71%		to	21.49%
2020	335	$2.19	to	$1.39	$715	—	0.85%	to	1.85%	3.11%		to	2.08%
2019	334	$2.12	to	$1.36	$694	—	0.85%	to	1.85%	18.52%		to	17.34%
2018	319	$1.79	to	$1.16	$563	—	0.85%	to	1.85%	(14.45%)		to	(15.31%)
2017	231	$2.09	to	$1.37	$476	—	0.85%	to	1.85%	5.98%		to	4.93%
VP Ptnrs Sm Cap Val, Cl 3
2021	839	$3.27	to	$2.49	$3,393	—	0.55%	to	1.45%	23.21%		to	22.10%
2020	1,062	$2.65	to	$2.04	$3,483	—	0.55%	to	1.45%	3.55%		to	2.62%
2019	1,189	$2.56	to	$1.99	$3,804	—	0.55%	to	1.45%	19.00%		to	17.94%
2018	1,305	$2.15	to	$1.69	$3,529	—	0.55%	to	1.45%	(14.07%)		to	(14.85%)
2017	1,582	$2.50	to	$1.98	$5,014	—	0.55%	to	1.45%	6.44%		to	5.49%
VP US Flex Conserv Gro, Cl 2
2021	22,654	$1.29	to	$1.30	$30,735	—	0.55%	to	1.85%	6.91%		to	5.53%
2020	27,322	$1.21	to	$1.24	$34,878	—	0.55%	to	1.85%	5.29%		to	3.93%
2019	19,470	$1.15	to	$1.19	$23,725	—	0.55%	to	1.85%	14.23%		to	12.75%
2018	9,570	$1.00	to	$1.05	$10,259	—	0.55%	to	1.85%	(3.03%)		to	(4.29%)
2017	4,497	$1.04	to	$1.10	$5,001	—	0.55%	to	1.85%	3.43	%(6)	to	9.68%
VP US Flex Gro, Cl 2
2021	164,863	$1.45	to	$1.56	$268,291	—	0.55%	to	1.85%	14.87%		to	13.38%
2020	150,582	$1.27	to	$1.37	$214,263	—	0.55%	to	1.85%	4.23%		to	2.88%
2019	120,102	$1.21	to	$1.34	$164,705	—	0.55%	to	1.85%	19.54%		to	18.00%
2018	73,877	$1.02	to	$1.13	$85,132	—	0.55%	to	1.85%	(4.45%)		to	(5.69%)
2017	38,686	$1.06	to	$1.20	$46,874	—	0.55%	to	1.85%	6.17	%(6)	to	16.29%
VP US Flex Mod Gro, Cl 2
2021	100,979	$1.38	to	$1.43	$150,643	—	0.55%	to	1.85%	10.86%		to	9.43%
2020	95,376	$1.24	to	$1.31	$128,964	—	0.55%	to	1.85%	4.95%		to	3.60%
2019	86,714	$1.18	to	$1.26	$112,220	—	0.55%	to	1.85%	16.93%		to	15.42%
2018	58,990	$1.01	to	$1.09	$65,582	—	0.55%	to	1.85%	(3.77%)		to	(5.02%)
2017	33,346	$1.05	to	$1.15	$38,748	—	0.55%	to	1.85%	4.93	%(6)	to	13.08%
Wanger Intl
2021	2,201	$4.52	to	$2.71	$8,547	0.55%	0.55%	to	1.45%	18.16%		to	17.10%
2020	2,450	$3.83	to	$2.31	$8,060	2.05%	0.55%	to	1.45%	13.74%		to	12.72%
2019	2,875	$3.36	to	$2.05	$8,297	0.80%	0.55%	to	1.45%	29.28%		to	28.12%
2018	3,400	$2.60	to	$1.60	$7,597	2.03%	0.55%	to	1.45%	(18.15%)		to	(18.89%)
2017	4,066	$3.18	to	$1.98	$11,001	1.20%	0.55%	to	1.45%	32.19%		to	31.01%
Wanger USA
2021	1,997	$4.86	to	$3.85	$12,517	0.73%	0.55%	to	1.45%	8.30%		to	7.33%
2020	2,291	$4.49	to	$3.58	$13,240	—	0.55%	to	1.45%	23.55%		to	22.44%
2019	2,855	$3.63	to	$2.93	$13,265	0.26%	0.55%	to	1.45%	30.38%		to	29.21%
2018	3,388	$2.79	to	$2.27	$12,028	0.09%	0.55%	to	1.45%	(2.00%)		to	(2.89%)
2017	4,359	$2.84	to	$2.33	$15,457	—	0.55%	to	1.45%	18.93%		to	17.87%
WA Var Global Hi Yd Bond, Cl II
2021	651	$1.33	to	$1.19	$830	4.24%	0.55%	to	1.85%	0.49%		to	(0.81%)
2020	538	$1.33	to	$1.20	$684	3.81%	0.55%	to	1.85%	6.54%		to	5.15%
2019	520	$1.24	to	$1.14	$625	6.31%	0.55%	to	1.85%	13.39%		to	11.92%
2018	329	$1.10	to	$1.02	$352	4.73%	0.55%	to	1.85%	(4.70%)		to	(5.93%)
2017	350	$1.15	to	$1.08	$395	5.08%	0.55%	to	1.85%	7.83%		to	6.44%

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	129

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 28, 2017.
(6)	New subaccount operations commenced on September 18, 2017.
(7)	New subaccount operations commenced on April 27, 2018.
(8)	New subaccount operations commenced on April 24, 2020.
(9)	New subaccount operations commenced on May 3, 2021.

130	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

Opinion

We have audited the accompanying financial statements of RiverSource Life Insurance Co. of New York (the “Company”), which comprise the balance sheets as of December 31, 2021 and 2020, and the related statements of income, comprehensive income, shareholder’s equity and cash flows for each of the three years then ended, including the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years then ended in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/  PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 21, 2022

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2021	2020
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2021, $1,710,400; 2020, $1,680,340, allowance for credit losses: 2021, nil; 2020, $739)	$1,840,154	$1,873,639
Mortgage loans, at amortized cost (allowance for credit losses: 2021, $859; 2020, $2,075)	155,720	166,845
Policy loans	52,068	48,712
Other investments	512	484
Total investments	2,048,454	2,089,680
Cash and cash equivalents	370,237	262,009
Reinsurance recoverables (allowance for credit losses: 2021, $5,400; 2020, $4,800)	184,971	185,087
Other receivables	13,830	8,250
Accrued investment income	13,440	13,653
Deferred acquisition costs	175,258	162,650
Other assets	411,394	324,757
Separate account assets	5,432,261	5,122,397
Total assets	$8,649,845	$8,168,483

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$2,106,471	$2,169,010
Other liabilities	551,780	346,842
Separate account liabilities	5,432,261	5,122,397
Total liabilities	8,090,512	7,638,249
Shareholder’s Equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,926
Retained earnings	420,377	350,273
Accumulated other comprehensive income, net of tax	30,030	71,035
Total shareholder’s equity	559,333	530,234
Total liabilities and shareholder’s equity	$8,649,845	$8,168,483

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2021	2020	2019
Revenues
Premiums	$15,416	$17,699	$21,052
Net investment income	65,369	70,451	75,807
Policy and contract charges	139,659	123,702	121,572
Other revenues	27,360	24,526	23,990
Net realized investment gains (losses)	11,580	(346)	(1,035)
Total revenues	259,384	236,032	241,386

Benefits and Expenses
Benefits, claims, losses and settlement expenses	84,589	83,691	75,842
Interest credited to fixed accounts	47,165	49,171	49,390
Amortization of deferred acquisition costs	6,296	18,276	10,892
Other insurance and operating expenses	35,838	35,551	37,170
Total benefits and expenses	173,888	186,689	173,294
Pretax income (loss)	85,496	49,343	68,092
Income tax provision (benefit)	15,392	7,671	8,993
Net income	$70,104	$41,672	$59,099

See Notes to Financial Statements.

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2021	2020	2019

Net income	$70,104	$41,672	$59,099
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(41,005)	25,508	45,957
Total other comprehensive income (loss), net of tax	(41,005)	25,508	45,957
Total comprehensive income	$29,099	$67,180	$105,056

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2019	$2,000	$106,926	$295,481	$(430)	$403,977
Cumulative effect of adoption of premium amortization on purchased callable debt securities guidance	—	—	(150)	—	(150)
Net income	—	—	59,099	—	59,099
Other comprehensive income (loss), net of tax	—	—	—	45,957	45,957
Cash dividends to RiverSource Life Insurance Company	—	—	(43,000)	—	(43,000)

Balances at December 31, 2019	2,000	106,926	311,430	45,527	465,883
Cumulative effect of adoption of current expected credit losses guidance	—	—	(2,829)	—	(2,829)
Net income	—	—	41,672	—	41,672
Other comprehensive income (loss), net of tax	—	—	—	25,508	25,508

Balances at December 31, 2020	2,000	106,926	350,273	71,035	530,234
Net income	—	—	70,104	—	70,104
Other comprehensive income (loss), net of tax	—	—	—	(41,005)	(41,005)
Balances at December 31, 2021	$2,000	$106,926	$420,377	$30,030	$559,333

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2021	2020	2019
Cash Flows from Operating Activities
Net income	$70,104	$41,672	$59,099
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	2,903	1,575	952
Deferred income tax (benefit) expense	(7,895)	(10,626)	(8,503)
Contractholder and policyholder charges, non-cash	(26,825)	(26,308)	(25,518)
(Gain) Loss from equity method investments	(44)	(53)	(57)
Net realized investment (gains) losses	(11,901)	(1,350)	(22)
Impairments and provision for loan losses	321	1,696	1,054
Change in operating assets and liabilities:
Deferred acquisition costs	(8,743)	3,739	(8,170)
Policyholder account balances, future policy benefits and claims, net	(41,807)	115,496	39,172
Derivatives, net of collateral	93,328	(34,858)	(27,855)
Reinsurance recoverables	(265)	(8,659)	(9,332)
Other receivables	(5,580)	(237)	(682)
Accrued investment income	213	(593)	1,819
Current income tax, net	(19,210)	19,086	2,495
Other, net	10,712	3,676	3,257
Net cash provided by (used in) operating activities	55,311	104,256	27,709

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	15,898	6,109	8,752
Maturities, sinking fund payments and calls	322,473	208,944	227,635
Purchases	(361,731)	(329,029)	(147,680)
Proceeds from maturities and repayments of mortgage loans	18,041	18,508	16,829
Funding of mortgage loans	(5,700)	(23,585)	(23,650)
Net proceeds from sales of other investments	47	3	—
Purchase of other investments	(9)	(9)	8
Change in policy loans, net	(3,356)	621	445
Net cash provided by (used in) investing activities	(14,337)	(118,438)	82,339

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	119,937	121,283	138,744
Net transfers from (to) separate accounts	(13,581)	(239)	(2,793)
Surrenders and other benefits	(91,215)	(86,335)	(113,264)
Proceeds from line of credit with Ameriprise Financial, Inc.	5,800	6,000	2,500
Repayments to Ameriprise Financial, Inc. on line of credit	(5,800)	(6,000)	(2,500)
Cash received from purchased options with deferred premiums	53,361	—	42,423
Cash paid for purchased options with deferred premiums	(1,248)	(7,638)	(16,812)
Cash dividends to RiverSource Life Insurance Company	—	—	(43,000)
Net cash provided by (used in) financing activities	67,254	27,071	5,298
Net increase (decrease) in cash and cash equivalents	108,228	12,889	115,346
Cash and cash equivalents at beginning of period	262,009	249,120	133,774
Cash and cash equivalents at end of period	$370,237	$262,009	$249,120
Supplemental Disclosures:
Income taxes paid (received), net	$42,497	$(790)	$14,965

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 14.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 21, 2022, the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s principal products are variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders. During 2021, the Company made the decision to discontinue new sales of substantially all of its variable annuities with living benefit guarantees at the end of 2021, with a full exit by mid-2022. As the Company continues to optimize its risk profile and shift its business mix to lower risk offerings, it has discontinued new sales of its UL insurance with secondary guarantees.

The Company also offers immediate annuities, traditional life insurance and disability income (“DI”) insurance. In 2020, the Company discontinued sales of fixed deferred annuities.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company adopted accounting standard, Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments, on January 1, 2020. The significant accounting policies for Available-for-Sale Securities, Financing Receivables, and Reinsurance were updated as a result of adopting the new accounting standard.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments, future policy benefits and claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for

RiverSource Life Insurance Co. of New York

credit losses with a related charge to net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments. However, for Available-for-Sale securities that recognized an impairment prior to January 1, 2020 by reducing the book value of the security, the difference between the new amortized cost basis and the improved cash flows expected to be collected is accreted as interest income.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

Financing Receivables

Financing receivables are comprised of mortgage loans and policy loans.

Mortgage Loans

Mortgage loans are loans on commercial properties that are originated by the Company and are recorded at amortized cost less the allowance for loan losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on mortgage loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Prior to January 1, 2020, the allowance for credit losses was based on an incurred loss model that did not require estimating expected credit losses over the expected life of the asset. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased.

The allowance for credit losses for mortgage loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on mortgage loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”)

RiverSource Life Insurance Co. of New York

ratios and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Nonaccrual Loans

Mortgage loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for mortgage loans.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Modifications to loan terms do not automatically result in troubled debt restructurings (“TDRs”). Per the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus, modifications made on a good faith basis in response to the coronavirus disease 2019 (“COVID-19”) pandemic to borrowers who were not more than 30 days past due as of December 31, 2019, such as payment deferrals, extensions of repayment terms, fee waivers, or delays in payment that are not significant to the unpaid principal value of the loan, are not considered TDRs. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the mortgage loan is uncollectible. Factors used by the Company to determine whether all amounts due on mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location.

If it is determined that foreclosure on a mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated selling costs. Upon foreclosure, the mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include the fact that the Company has no actual history of losses and the fact that industry data

RiverSource Life Insurance Co. of New York

may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFS advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and

RiverSource Life Insurance Co. of New York

bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains (losses) on securities impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of and Separate account liabilities represent the obligation to the variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products.

Guarantees accounted for as insurance liabilities include GMDB, guaranteed minimum income benefit (“GMIB”) and the life contingent benefits associated with GMWB. In addition, UL and VUL policies with product features that result in profits followed by losses are accounted for as insurance liabilities.

Guarantees accounted for as embedded derivatives include GMAB and the non-life contingent benefits associated with GMWB. In addition, the portion of indexed annuities and IUL policies allocated to the indexed account is accounted for as an embedded derivative.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as Reinsurance recoverables.

RiverSource Life Insurance Co. of New York

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 11 for information regarding the liability for contracts with secondary guarantees.

Liabilities for IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, unless the Company’s management identifies a significant deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

See Note 11 for information regarding variable annuity guarantees.

Liabilities for fixed annuities in a benefit or payout status utilize assumptions established as of the date the payout phase is initiated. The liabilities are the present value of future estimated payments reduced for mortality (which is based on industry mortality tables with modifications based on the Company’s experience) and discounted with interest rates.

Embedded Derivatives

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. The fair value of embedded derivatives related to IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is a liability. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

RiverSource Life Insurance Co. of New York

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Net level premium includes anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Gross premium valuation includes expected premium rate increases, benefit reductions, morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using current best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or

RiverSource Life Insurance Co. of New York

loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis. Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Income Taxes — Simplifying the Accounting for Income Taxes

In December 2019, the Financial Accounting Standards Board (“FASB”) updated the accounting standards to simplify the accounting for income taxes. The update eliminates certain exceptions to: (1) accounting principles related to intra-period tax allocation to be applied on a prospective basis, (2) deferred tax liabilities related to outside basis differences to be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption, and (3) year-to-date losses in interim periods to be applied on a prospective basis. The update also amends existing guidance related to situations when an entity receives: (1) a step-up in the tax basis of goodwill to be applied on a prospective basis, (2) an allocation of income tax expense when members of a consolidated tax filing group issue separate financial statements to be applied on a retrospective basis for all periods presented, (3) interim recognition of enactment of tax laws or rate changes to be applied on a prospective basis, and (4) franchise taxes and other taxes partially based on income to be applied on a retrospective basis for all periods presented or a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The standard is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The Company adopted the standard on January 1, 2021. The adoption of this standard had no impact on the Company’s financial condition or results of operations.

Future Adoption of New Accounting Standards

Reference Rate Reform — Expedients for Contract Modifications

In March 2020, the FASB updated the accounting standards to provide optional expedients and exceptions for applying GAAP to contracts, hedging or other transactions that are affected by reference rate reform (i.e., the elimination of the London Inter-Bank Offered Rate (“LIBOR”)). The following expedients are provided for modified contracts whose reference rate is changed: (1) receivables and debt contracts are accounted for prospectively by adjusting the effective interest rate, (2) leases are accounted for as a continuation of the existing contracts with no reassessments of the lease classification and discount rate or remeasurements of lease payments that otherwise would be required, and (3) an entity is not required to reassess its original conclusion about whether that contract contains an embedded derivative that is clearly and closely related to the economic characteristics and risks of the host contract. The amendments in this update were effective upon issuance and must be elected prior to December 31, 2022. When elected, the optional expedients for contract modifications must be applied consistently for all eligible contracts or eligible transactions. In January 2021, FASB updated the standard to allow an entity to elect to apply the treatment under the original guidance to derivative instruments that use an interest rate that for margining, discounting or contract price alignment that will be modified due to reference rate reform but did not qualify under the original guidance. The Company has not yet applied any of the optional expedients. The adoption of the standard is not expected to have an impact on the Company’s results of operations and financial condition.

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts. The guidance revises key elements of the measurement models and disclosure requirements for long-duration insurance contracts issued by insurers and reinsurers.

The guidance establishes a significant new category of benefit features called market risk benefits that protect the contractholder from other-than-nominal capital market risk and expose the insurer to that risk. Insurers will have to measure market risk benefits at fair value. Market risk benefits include variable annuity guaranteed benefits (i.e. guaranteed minimum death, withdrawal, withdrawal for life, accumulation and income benefits). The portion of the change in fair value attributable to a change in the instrument-specific credit risk of market risk benefits in a liability position will be recorded in OCI.

RiverSource Life Insurance Co. of New York

Significant changes also relate to the measurement of the liability for future policy benefits for nonparticipating traditional long-duration insurance contracts and immediate annuities with a life contingent feature including the following:

•

Insurers will be required to review and update the cash flow assumptions used to measure the liability for future policy benefits rather than using assumptions locked in at contract inception. The review of assumptions to measure the liability for all future policy benefits will be required annually at the same time each year, or more frequently if suggested by experience. The effect of updating assumptions will be measured on a retrospective catch-up basis and presented separate from the ongoing policyholder benefit expense in the statement of operations in the period the update is made. This new unlocking process will be required for the Company’s term and whole life insurance, disability income, long term care insurance and immediate annuities with a life contingent feature.

•

The discount rate used to measure the liability for future policy benefits will be standardized. The current requirement to use a discount rate reflecting expected investment yields will change to an upper-medium grade (low credit risk) fixed income corporate instrument yield (generally interpreted as an “A” rating) reflecting the duration characteristics of the liability. Entities will be required to update the discount rate at each reporting date with the effect of discount rate changes reflected in OCI.

•

The current premium deficiency test is being replaced with a net premium ratio cap of 100%. If the net premium ratio (i.e. the ratio of the present value of total expected benefits and related expenses to the present value of total expected premiums) exceeds 100%, insurers are required to recognize a loss in the statement of operations in the period. Contracts from different issue years will no longer be permitted to be grouped to determine contracts in a loss position.

In addition, the update requires DAC and DSIC relating to all long-duration contracts and most investment contracts to be amortized on a straight-line basis over the expected life of the contract independent of profit emergence. Under the new guidance, interest will not accrue to the deferred balance and DAC and DSIC will not be subject to an impairment test.

The update requires significant additional disclosures, including disaggregated rollforwards of the liability for future policy benefits, policyholder account balances, market risk benefits, DAC and DSIC, as well as qualitative and quantitative information about expected cash flows, estimates and assumptions. The standard is effective for interim and annual periods beginning after December 15, 2022. The standard should be applied to the liability for future policy benefits and DAC and DSIC on a modified retrospective basis and applied to market risk benefits on a retrospective basis with the option to apply full retrospective transition if certain criteria are met. Early adoption is permitted. The Company is currently in the process of implementing the standard, including the implementation of controlled measurement and reporting processes. The Company expects the impact of adopting the standard to be material to its financial condition and results of operations.

4.  REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Statements of Income:

	Years Ended December 31,
(in thousands)	2021	2020	2019
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$11,402	$10,217	$9,802
Unaffiliated	936	747	752
Total	12,338	10,964	10,554
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	2,908	2,560	2,492
Unaffiliated	1,127	1,019	1,062
	4,035	3,579	3,554
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management LLC)	22,969	20,638	20,122
Unaffiliated	282	226	215
	23,251	20,864	20,337
Total	27,286	24,443	23,891
Total revenue from contracts with customers	39,624	35,407	34,445
Revenue from other sources(1)	219,760	200,625	206,941
Total revenues	$259,384	$236,032	$241,386

(1)	Amounts primarily consist of revenue associated with insurance and annuity products or financial instruments.

RiverSource Life Insurance Co. of New York

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $3.6 million and $3.3 million as of December 31, 2021 and 2020, respectively.

5.  VARIABLE INTEREST ENTITIES

The Company invests in structured investments which are considered variable interest entities (“VIEs”) for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 6 for additional information on these structured investments.

6.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2021
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value

Fixed maturities:
Corporate debt securities	$921,350	$90,826	$(4,480)	$—	$1,007,696
Residential mortgage backed securities	337,609	3,997	(1,303)	—	340,303
Commercial mortgage backed securities	320,574	8,502	(763)	—	328,313
State and municipal obligations	108,074	30,827	(5)	—	138,896
Asset backed securities	20,894	1,910	(6)	—	22,798
Foreign government bonds and obligations	1,789	271	(22)	—	2,038
U.S. government and agency obligations	110	—	—	—	110
Total	$1,710,400	$136,333	$(6,579)	$—	$1,840,154

RiverSource Life Insurance Co. of New York

	December 31, 2020
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value

Fixed maturities:
Corporate debt securities	$978,633	$131,349	$(349)	$(739)	$1,108,894
Residential mortgage backed securities	243,325	7,679	(7)	—	250,997
Commercial mortgage backed securities	303,212	19,344	(792)	—	321,764
State and municipal obligations	123,621	34,364	—	—	157,985
Asset backed securities	29,609	2,067	—	—	31,676
Foreign government bonds and obligations	1,829	395	(12)	—	2,212
U.S. government and agency obligations	111	—	—	—	111
Total	$1,680,340	$195,198	$(1,160)	$(739)	$1,873,639

As of December 31, 2021 and 2020, accrued interest of $12.9 million and $13.1 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2021 and 2020, investment securities with a fair value of $208.8 million and $91.4 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $144.3 million and $37.9 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of both December 31, 2021 and 2020, fixed maturity securities comprised approximately 90% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2021 and 2020, $34.6 million and $43.7 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2021			December 31, 2020
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$674,144	$686,258	37%	$567,469	$596,282	32%
AA	59,332	80,770	5	67,672	92,126	5
A	181,353	216,077	12	218,043	267,217	14
BBB	687,598	740,720	40	687,026	768,632	41
Below investment grade	107,973	116,329	6	140,130	149,382	8
Total fixed maturities	$1,710,400	$1,840,154	100%	$1,680,340	$1,873,639	100%

As of December 31, 2021 and 2020, approximately 46% and 38%, respectively, of securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any issuer were greater than 10% of the Company’s total shareholder’s equity as of both December 31, 2021 and 2020.

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2021
	Less than 12 months			12 months or more			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	56	$223,974	$(3,986)	6	$7,924	$(494)	62	$231,898	$(4,480)
Residential mortgage backed securities	8	201,216	(1,303)	—	—	—	8	201,216	(1,303)
Commercial mortgage backed securities	12	74,061	(761)	1	863	(2)	13	74,924	(763)
Asset backed securities	1	4,493	(6)	—	—	—	1	4,493	(6)
State and municipal obligations	2	500	(5)	—	—	—	2	500	(5)
Foreign government bonds and obligations	—	—	—	1	86	(22)	1	86	(22)
Total	79	$504,244	$(6,061)	8	$8,873	$(518)	87	$513,117	$(6,579)

RiverSource Life Insurance Co. of New York

	December 31, 2020
	Less than 12 months			12 months or more			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	12	$28,018	$(266)	1	$1,591	$(83)	13	$29,609	$(349)
Residential mortgage backed securities	2	1,367	(7)	1	59	—	3	1,426	(7)
Commercial mortgage backed securities	8	36,014	(710)	3	3,184	(82)	11	39,198	(792)
Foreign government bonds and obligations	—	—	—	1	96	(12)	1	96	(12)
Total	22	$65,399	$(983)	6	$4,930	$(177)	28	$70,329	$(1,160)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2021 is primarily attributable to higher interest rates. The Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2021 and 2020, approximately 77% and 72%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in thousands)	Corporate Debt Securities
Balance at January 1, 2020(1)	$—
Additions for which credit losses were not previously recorded	975
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(236)
Balance at December 31, 2020	739
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(104)
Charge-offs	(635)
Balance at December 31, 2021	$—

(1)

Prior to January 1, 2020, credit losses on Available-for-Sale securities were not recorded in an allowance but were recorded as a reduction of the book value of the security if the security was other-than-temporarily impaired.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2021	2020	2019
Gross realized investment gains	$11,923	$1,461	$284
Gross realized investment losses	(9)	(111)	(262)
Credit reversals (losses)	104	(739)	(1,054)
Other impairments	(1,641)	—	—
Total	$10,377	$611	$(1,032)

Net credit reversals for the year ended December 31, 2021 primarily related to decreases in an allowance for credit losses. For the year ended December 31, 2020, credit losses primarily related to recording an allowance for credit losses on certain corporate debt securities, primarily in the oil and gas industry. Other-than-temporary impairments for the year ended December 31, 2019 related to corporate debt securities. Other impairments for the year ended December 31, 2021 were the result of intent to sell certain Available-for-Sale securities.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

RiverSource Life Insurance Co. of New York

Available-for-Sale securities by contractual maturity as of December 31, 2021 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$108,095	$109,464
Due after one year through five years	336,859	356,233
Due after five years through 10 years	231,914	240,251
Due after 10 years	354,455	442,792
	1,031,323	1,148,740
Residential mortgage backed securities	337,609	340,303
Commercial mortgage backed securities	320,574	328,313
Asset backed securities	20,894	22,798
Total	$1,710,400	$1,840,154

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in thousands)	2021	2020	2019
Fixed maturities	$57,644	$60,840	$65,554
Mortgage loans	7,223	7,876	7,223
Policy loans and other investments	2,411	3,480	4,797
	67,278	72,196	77,574
Less: investment expenses	1,909	1,745	1,767
Total	$65,369	$70,451	$75,807

7.  FINANCING RECEIVABLES

Financing receivables are comprised of mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following tables present a rollforward of the allowance for credit losses:

(in thousands)	Mortgage Loans
Balance at December 31, 2019(1)	$2,038
Cumulative effect of adoption of current expected credit losses guidance	(919)
Balance at January 1, 2020	1,119
Provisions	956
Balance at December 31, 2020	2,075
Provisions	(1,216)
Balance at December 31, 2021	$859

(1)	Prior to January 1, 2020, the allowance for credit losses was based on an incurred loss model that did not require estimating expected credit losses over the expected life of the asset.

(in thousands)	Mortgage Loans
Balance at January 1, 2019	$2,038
Charge-offs	—
Balance at December 31, 2019	$2,038

As of December 31, 2021 and 2020, accrued interest on mortgage loans was $501 thousand and $537 thousand, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of mortgage loans.

Credit Quality Information

All loans were considered to be performing as of both December 31, 2021 and 2020.

Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review. Based on this review, the mortgage loans are assigned an internal risk rating, which management updates when credit risk

RiverSource Life Insurance Co. of New York

changes. Mortgage loans which management has assigned its highest risk rating were nil as of both December 31, 2021 and 2020. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. Total mortgage loan modifications through December 31, 2020 due to the COVID-19 pandemic consisted of 5 loans with a total unpaid balance of $7.3 million. Modifications primarily consisted of short-term forbearance and interest only payments. There were no additional modifications during the year ended December 31, 2021. As of December 31, 2021, there were no loans remaining that were modified due to COVID-19. All loans returned to their normal payment schedules. Total mortgage loans past due were nil as of both December 31, 2021 and 2020.

The tables below present the amortized cost basis of mortgage loans by year of origination and loan-to-value ratio:

(in thousands)	December 31, 2021
	2021	2020	2019	2018	2017	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	2,500	1,940	2,702	2,261	—	1,332	10,735
60% – 80%	1,786	5,913	2,408	3,514	4,255	1,471	19,347
40% – 60%	1,384	7,769	11,767	12,934	8,010	21,749	63,613
<40%	—	6,655	2,675	6,070	10,148	37,336	62,884
Total	$5,670	$22,277	$19,552	$24,779	$22,413	$61,888	$156,579

(in thousands)	December 31, 2020
	2020	2019	2018	2017	2016	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	1,903	5,264	2,328	—	2,407	—	11,902
60% – 80%	7,972	9,713	3,632	3,327	3,079	4,653	32,376
40% – 60%	7,368	4,403	16,771	10,107	3,881	13,853	56,383
<40%	5,694	880	3,002	12,461	3,529	42,693	68,259
Total	$22,937	$20,260	$25,733	$25,895	$12,896	$61,199	$168,920

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
	2021	2020	2021	2020
	(in thousands)
Pacific	$45,171	$47,925	29%	28%
South Atlantic	27,124	30,108	17	18
Mountain	22,735	22,801	15	13
Middle Atlantic	17,604	21,531	11	13
East North Central	13,621	12,634	9	7
West North Central	13,224	14,579	8	9
West South Central	7,669	8,212	5	5
East South Central	5,629	5,970	4	4
New England	3,802	5,160	2	3

	156,579	168,920	100%	100%

Less: allowance for credit losses	859	2,075

Total	$155,720	$166,845

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
	2021	2020	2021	2020
	(in thousands)
Retail	$45,906	$48,272	29%	29%
Apartments	44,365	49,786	28	29
Industrial	30,310	31,885	19	19
Office	18,023	19,939	12	12
Mixed use	7,883	8,302	5	5
Other	10,092	10,736	7	6

	156,579	168,920	100%	100%

Less: allowance for credit losses	859	2,075

Total	$155,720	$166,845

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Troubled Debt Restructurings

There were no loans accounted for as a troubled debt restructuring by the Company during the years ended December 31, 2021, 2020 and 2019. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

8.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

Management updates market-related inputs on a quarterly basis and implements model changes related to the living benefit valuation. In addition, management conducts its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2021 primarily reflected a favorable impact from lower surrenders on variable annuities with living benefits and spread changes on universal life products. The impact of unlocking to DAC for the year ended December 31, 2020 primarily reflected updates to interest rate assumptions, partially offset by a favorable impact from lower surrenders on annuity contracts with a withdrawal benefit. The impact of unlocking to DAC for the year ended December 31, 2019 primarily reflected updated mortality assumptions on UL and VUL insurance products and lower surrender rate assumptions on variable annuities, partially offset by an unfavorable impact from updates to assumptions on utilization of guaranteed withdrawal benefits.

The balances of and changes in DAC were as follows:

(in thousands)	2021	2020	2019
Balance at January 1	$162,650	$174,062	$177,196
Capitalization of acquisition costs	15,039	14,537	19,062
Amortization	(12,277)	(13,599)	(10,536)
Amortization, impact of valuation assumptions review	5,981	(4,677)	(356)
Impact of change in net unrealized (gains) losses on securities	3,865	(7,673)	(11,304)
Balance at December 31	$175,258	$162,650	$174,062

The balances of and changes in DSIC, which is included in Other assets, were as follows:

(in thousands)	2021	2020	2019
Balance at January 1	$8,596	$10,096	$12,066
Capitalization of sales inducement costs	52	59	60
Amortization	(934)	(730)	(896)
Amortization, impact of valuation assumptions review	102	(902)	95
Impact of change in net unrealized (gains) losses on securities	282	73	(1,229)
Balance at December 31	$8,098	$8,596	$10,096

9.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

RiverSource Life Insurance Co. of New York

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2021 and 2020, traditional life and UL insurance policies in force were $11.5 billion and $11.4 billion, respectively, of which $8.1 billion as of both December 31, 2021 and 2020 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2021	2020	2019
Direct premiums	$26,456	$29,441	$32,695
Reinsurance ceded	(11,040)	(11,742)	(11,643)
Net premiums	$15,416	$17,699	$21,052

Policy and contract charges are presented on the Statements of Income net of $9.3 million, $8.5 million and $7.9 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2021, 2020 and 2019, respectively.

The amount of claims recovered through reinsurance on all contracts was $16.0 million, $22.7 million and $18.4 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Reinsurance recoverables include $143.4 million and $141.6 million related to LTC risk ceded to Genworth as of December 31, 2021 and 2020, respectively.

Policyholder account balances, future policy benefits and claims include $1.4 million and $1.5 million related to previously assumed reinsurance arrangements as of December 31, 2021 and 2020, respectively.

RiverSource Life Insurance Co. of New York

10.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2021	2020
Policyholder account balances
Fixed annuities(1)	$779,580	$801,476
Variable annuity fixed sub-accounts	268,266	268,830
UL/VUL insurance	193,239	190,878
IUL insurance	143,396	124,665
Other life insurance	28,265	29,870
Total policyholder account balances	1,412,746	1,415,719
Future policy benefits
Variable annuity GMWB	97,348	136,924
Variable annuity GMAB(2)	(2,705)	(542)
Other annuity liabilities	8,896	11,561
Fixed annuity life contingent liabilities	74,672	80,411
Life and DI insurance	66,569	70,504
LTC insurance	355,747	357,716
UL/VUL and other life insurance additional liabilities	84,319	81,079
Total future policy benefits	684,846	737,653
Policy claims and other policyholders’ funds	8,879	15,638
Total policyholder account balances, future policy benefits and claims	$2,106,471	$2,169,010

(1)	Includes fixed deferred annuities and non-life contingent fixed payout annuities.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2021 and 2020 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. In 2020, the Company discontinued sales of fixed deferred annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.23% to 9.38% as of December 31, 2021, depending on year of issue, with an average rate of approximately 3.7%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 11 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

UL/VUL is the largest group of insurance policies written by the Company. Purchasers of UL accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

RiverSource Life Insurance Co. of New York

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims and unpaid reported claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 2.3% to 10% as of December 31, 2021. Anticipated interest rates for DI policies ranged from 3.0% to 7.5% as of December 31, 2021 and for LTC policies ranged from 5.0% to 5.7% as of December 31, 2021.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6.0% for DI and LTC claims, respectively, as of December 31, 2021.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2021	2020
Variable annuity	$4,897,176	$4,647,548
VUL insurance	534,001	473,946
Other insurance	1,084	903
Total	$5,432,261	$5,122,397

11.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

RiverSource Life Insurance Co. of New York

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2021				December 31, 2020
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$3,981,649	$3,893,764	$212	68	$3,763,679	$3,673,185	$210	68
Five/six-year reset	472,012	306,636	337	68	455,790	292,486	382	68
One-year ratchet	526,810	514,172	704	71	506,958	494,418	292	70
Five-year ratchet	157,344	153,695	72	69	161,472	157,507	56	68
Total — GMDB	$5,137,815	$4,868,267	$1,325	68	$4,887,899	$4,617,596	$940	68
GMIB	$14,253	$12,895	$57	72	$12,653	$11,311	$88	71
GMWB:
GMWB	$119,783	$119,419	$27	75	$124,413	$124,059	$2	74
GMWB for life	2,999,127	2,996,699	333	69	2,860,105	2,854,447	182	69
Total — GMWB	$3,118,910	$3,116,118	$360	69	$2,984,518	$2,978,506	$184	69
GMAB	$196,030	$196,030	$5	61	$218,850	$218,515	$—	61

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2021		December 31, 2020
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$470,385	68	$471,997	67

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2019	$816	$306	$25,740	$(1,895)	$44,685
Incurred claims	(174)	(99)	27,864	(2,092)	10,317
Paid claims	(72)	—	—	—	(3,522)
Balance at December 31, 2019	570	207	53,604	(3,987)	51,480
Incurred claims	806	(9)	83,320	3,445	15,959
Paid claims	(447)	—	—	—	(5,364)
Balance at December 31, 2020	929	198	136,924	(542)	62,075
Incurred claims	680	(10)	(39,577)	(2,163)	10,183
Paid claims	(2)	—	—	—	(2,490)
Balance at December 31, 2021	$1,607	$188	$97,347	$(2,705)	$69,768

(1)	The incurred claims for GMWB and GMAB include the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Co. of New York

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2021	2020
Mutual funds:
Equity	$2,889,953	$2,666,142
Bond	1,486,601	1,544,298
Other	502,889	419,740
Total mutual funds	$4,879,443	$4,630,180

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2021, 2020 and 2019.

12.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2021
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$961,862	$45,834	$1,007,696
Residential mortgage backed securities	—	340,303	—	340,303
Commercial mortgage backed securities	—	328,313	—	328,313
State and municipal obligations	—	138,896	—	138,896
Asset backed securities	—	22,798	—	22,798
Foreign government bonds and obligations	—	2,038	—	2,038
U.S. government and agency obligations	110	—	—	110
Total Available-for-Sale securities	110	1,794,210	45,834	1,840,154
Cash equivalents	—	370,121	—	370,121
Other assets:
Interest rate derivative contracts	—	75,145	—	75,145
Equity derivative contracts	1,459	252,365	—	253,824
Foreign exchange derivative contracts	—	547	—	547
Total other assets	1,459	328,057	—	329,516
Separate account assets at net asset value (“NAV”)				5,432,261	(1)
Total assets at fair value	$1,569	$2,492,388	$45,834	$7,972,052

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$51,617	$51,617
GMWB and GMAB embedded derivatives	—	—	71,065	71,065	(2)
Total policyholder account balances, future policy benefits and claims	—	—	122,682	122,682	(3)
Other liabilities:
Interest rate derivative contracts	—	36,683	—	36,683
Equity derivative contracts	4	194,211	—	194,215
Foreign exchange derivative contracts	52	—	—	52
Total other liabilities	56	230,894	—	230,950
Total liabilities at fair value	$56	$230,894	$122,682	$353,632

RiverSource Life Insurance Co. of New York

	December 31, 2020
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$1,044,410	$64,484	$1,108,894
Residential mortgage backed securities	—	250,997	—	250,997
Commercial mortgage backed securities	—	321,764	—	321,764
State and municipal obligations	—	157,985	—	157,985
Asset backed securities	—	31,676	—	31,676
Foreign government bonds and obligations	—	2,212	—	2,212
U.S. government and agency obligations	111	—	—	111
Total Available-for-Sale securities	111	1,809,044	64,484	1,873,639
Cash equivalents	—	261,893	—	261,893
Other assets:
Interest rate derivative contracts	—	88,052	—	88,052
Equity derivative contracts	872	163,462	—	164,334
Foreign exchange derivative contracts	7	723	—	730
Total other assets	879	252,237	—	253,116
Separate account assets at NAV				5,122,397	(1)
Total assets at fair value	$990	$2,323,174	$64,484	$7,511,045

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$52,327	$52,327
GMWB and GMAB embedded derivatives	—	—	116,490	116,490	(4)
Total policyholder account balances, future policy benefits and claims	—	—	168,817	168,817	(5)
Other liabilities:
Interest rate derivative contracts	—	50,738	—	50,738
Equity derivative contracts	2,369	51,002	—	53,371
Foreign exchange derivative contracts	2	—	—	2
Total other liabilities	2,371	101,740	—	104,111
Total liabilities at fair value	$2,371	$101,740	$168,817	$272,928

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $81.1 million of individual contracts in a liability position and $10.0 million of individual contracts in an asset position (recorded as a contra liability) as of December 31, 2021.

(3)	The Company’s adjustment for nonperformance risk resulted in a $34.0 million cumulative decrease to the embedded derivatives as of December 31, 2021.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $121.7 million of individual contracts in a liability position and $5.2 million of individual contracts in an asset position (recorded as a contra liability) as of December 31, 2020.

(5)	The Company’s adjustment for nonperformance risk resulted in a $40.2 million cumulative decrease to the embedded derivatives as of December 31, 2020.

RiverSource Life Insurance Co. of New York

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for- Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance at January 1, 2021	$64,484		$(52,327)		$(116,490)		$(168,817)
Total gains (losses) included in:
Net income	(66	)(1)	(4,136	)(2)	73,798	(3)	69,662
Other comprehensive income (loss)	(1,237)		—		—		—
Issues	—		(299)		(21,012)		(21,311)
Settlements	(9,341)		5,145		(7,361)		(2,216)
Transfers into Level 3	33,041		—		—		—
Transfers out of Level 3	(41,047)		—		—		—
Balance at December 31, 2021	$45,834		$(51,617)		$(71,065)		$(122,682)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2021	$(61	)(1)	$(4,136	)(2)	$71,262	(3)	$67,126
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2021	$(962)		$—		$—		$—

	Available-for- Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance at January 1, 2020	$64,484		$(47,214)		$(32,326)		$(79,540)
Total gains (losses) included in:
Net income	(71	)(1)	(4,566	)(2)	(59,884	)(3)	(64,450)
Other comprehensive income (loss)	1,503		—		—		—
Purchases	5,441		—		—		—
Issues	—		(4,896)		(20,634)		(25,530)
Settlements	(6,873)		4,349		(3,646)		703
Balance at December 31, 2020	$64,484		$(52,327)		$(116,490)		$(168,817)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2020	$(71	)(1)	$(4,566	)(2)	$(62,930	)(3)	$(67,496)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2020	$1,504		$—		$—		$—

	Available-for-Sale Securities				Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance at January 1, 2019	$108,823	$50	$108,873		$(31,504)		$(9,642)		$(41,146)
Total gains (losses) included in:
Net income	(34)	—	(34	)(1)	(10,734	)(2)	(1,908	)(3)	(12,642)
Other comprehensive income (loss)	3,017	8	3,025		—		—		—
Purchases	—	2,000	2,000		—		—		—
Issues	—	—	—		(9,000)		(20,553)		(29,553)
Settlements	(47,322)	(188)	(47,510)		4,024		(223)		3,801
Transfers out of Level 3	—	(1,870)	(1,870)		—		—		—
Balance at December 31, 2019	$64,484	$—	$64,484		$(47,214)		$(32,326)		$(79,540)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2019	$(15)	$—	$(15	)(1)	$(10,734	)(2)	$(1,726	)(3)	$(12,460)

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.
(3)	Included in Benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Co. of New York

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(4.2) million, $11.3 million and $(8.9) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2021, 2020 and 2019, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2021
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$45,816	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	1.9%	1.3%
IUL embedded derivatives	$51,617	Discounted cash flow	Nonperformance risk(2)	65 bps			65	bps
GMWB and GMAB embedded derivatives	$71,065	Discounted cash flow	Utilization of guaranteed withdrawals(3)(4)	0.0%	–	48.0%	10.9%
			Surrender rate(5)	0.1%	–	55.7%	3.6%
			Market volatility(6)(7)	4.3%	–	16.8%	10.8%
			Nonperformance risk(2)	65 bps			65	bps

	December 31, 2020
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$64,467	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.0%	–	3.3%	1.5%
IUL embedded derivatives	$52,327	Discounted cash flow	Nonperformance risk(2)	65 bps			65	bps
GMWB and GMAB embedded derivatives	$116,490	Discounted cash flow	Utilization of guaranteed withdrawals(3)(4)	0.0%	–	48.0%	11.0%
			Surrender rate(5)	0.1%	–	73.5%	3.7%
			Market volatility(6)(7)	4.3%	–	17.1%	11.0%
			Nonperformance risk(2)	65 bps			65	bps

(1)

The weighted average for the spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(3)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(4)

The weighted average utilization rate represents the average assumption for the current year, weighting each policy evenly. The calculation excludes policies that have already started taking withdrawals.

(5)

The weighted average surrender rate is weighted based on the benefit base of each contract and represents the average assumption in the current year including the effect of a dynamic surrender formula.

(6)	Market volatility represents the implied volatility of fund of funds and managed volatility funds.
(7)	The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert

RiverSource Life Insurance Co. of New York

future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds. The fair value of corporate bonds classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2021 and 2020. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of certain variable annuity riders and IUL products.

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value as the present value of future expected benefit payments less the present value of future expected rider fees attributable to the embedded derivative feature. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to implied volatility as

RiverSource Life Insurance Co. of New York

well as contractholder behavior assumptions that include margins for risk, all of which the Company believes a market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of December 31, 2021 and 2020. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

During the years ended December 31, 2021 and 2020, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2021
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$155,720	$—	$—	$162,999	$162,999
Policy loans	52,068	—	52,068	—	52,068

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$782,398	$—	$—	$914,709	$914,709
Separate account liabilities – investment contracts	4,124	—	4,124	—	4,124

	December 31, 2020
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$166,845	$—	$—	$175,982	$175,982
Policy loans	48,712	—	48,712	—	48,712

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$804,299	$—	$—	$982,120	$982,120
Separate account liabilities – investment contracts	4,057	—	4,057	—	4,057

See Note 7 for additional information on mortgage loans and policy loans.

Policyholder account balances, future policy benefits and claims includes fixed annuities in deferral status, non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

RiverSource Life Insurance Co. of New York

13.  RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $23.1 million, $24.1 million and $26.3 million for the years ended December 31, 2021, 2020 and 2019, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income Taxes

The Company’s taxable income and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due to Ameriprise Financial for federal income taxes was $698 thousand and $19.0 million as of December 31, 2021 and 2020, respectively.

Lines of Credit

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2021 and 2020.

Dividends or Distributions

During 2021, 2020 and 2019, the Company paid cash dividends or distributions of nil, nil and $43.0 million, respectively, to RiverSource Life. For dividend or other distributions from the Company, advance notification was provided to the New York Department prior to payments. See Note 14 for additional information.

14.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The State of New York has adopted the NAIC Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles. In addition, New York has prescribed certain reserve requirements that differ from those required under NAIC statutory accounting principles. As of December 31, 2021 and 2020, application of these New York prescribed practices which deviate from the NAIC requirements resulted in a decrease to the Company’s statutory surplus of $149.2 million and $128.9 million, respectively. The Company’s RBC would not have triggered a regulatory event without the application of these prescribed practices.

The more significant differences between NAIC statutory accounting principles and GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends or distributions and those dividends or distributions exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends or distributions in a calendar year which exceed the greater of (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $63.6 million, $13.8 million and $(2.9) million for the years ended December 31, 2021, 2020 and 2019, respectively.

RiverSource Life Insurance Co. of New York

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) were as follows:

	Years Ended December 31,
(in thousands)	2021	2020	2019
Net Income
Net income, per accompanying GAAP financial statements	$70,104	$41,672	$59,099
Net income (loss), SAP basis(1)	6,125	(46,207)	(82,785)
Difference	$63,979	$87,879	$141,884

	December 31,
(in thousands)	2021	2020
Shareholder’s Equity
Shareholder’s equity, per accompanying GAAP financial statements	$559,333	$530,234
Capital and surplus, SAP basis(2)	309,105	305,353
Difference	$250,228	$224,881

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

(2)	Includes unassigned surplus of $200.2 million and $196.4 million as of December 31, 2021 and 2020, respectively.

As of December 31, 2021 and 2020, bonds carried at $110 thousand and $111 thousand, respectively, were on deposit with the State of New York as required by law.

15.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2021
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$323,686	$—	$323,686	$(56,063)	$(266,282)	$—	$1,341
OTC cleared	5,189	—	5,189	(2,555)	—	—	2,634
Exchange-traded	641	—	641	(56)	—	—	585
Total derivatives	$329,516	$—	$329,516	$(58,674)	$(266,282)	$—	$4,560

	December 31, 2020
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$249,810	$—	$249,810	$(61,916)	$(183,931)	$—	$3,963
OTC cleared	3,175	—	3,175	(1,109)	—	—	2,066
Exchange-traded	131	—	131	(131)	—	—	—
Total derivatives	$253,116	$—	$253,116	$(63,156)	$(183,931)	$—	$6,029

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2021
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$228,339	$—	$228,339	$(56,063)	$(36,429)	$(135,700)	$147
OTC cleared	2,555	—	2,555	(2,555)	—	—	—
Exchange-traded	56	—	56	(56)	—	—	—
Total derivatives	$230,950	$—	$230,950	$(58,674)	$(36,429)	$(135,700)	$147

	December 31, 2020
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$100,631	$—	$100,631	$(61,916)	$(1,220)	$(37,258)	$237
OTC cleared	1,109	—	1,109	(1,109)	—	—	—
Exchange-traded	2,371	—	2,371	(131)	—	—	2,240
Total derivatives	$104,111	$—	$104,111	$(63,156)	$(1,220)	$(37,258)	$2,477

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2021			December 31, 2020
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)(3)		Assets(1)	Liabilities(2)(3)
Derivatives not designated as hedging instruments
Interest rate contracts	$3,340,500	$75,145	$36,683	$3,404,600	$88,052	$50,738
Equity contracts	1,922,156	253,824	194,215	1,428,409	164,334	53,371
Foreign exchange contracts	54,825	547	52	41,993	730	2
Total non-designated hedges	5,317,481	329,516	230,950	4,875,002	253,116	104,111
Embedded derivatives
GMWB and GMAB(4)	N/A	—	71,065	N/A	—	116,490
IUL	N/A	—	51,617	N/A	—	52,327
Total embedded derivatives	N/A	—	122,682	N/A	—	168,817
Total derivatives	$5,317,481	$329,516	$353,632	$4,875,002	$253,116	$272,928

N/A Not applicable

(1)	The fair value of freestanding derivative assets is included in Other assets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

(3)

The fair value of the Company’s derivative liabilities after considering the effects of master netting arrangements, cash collateral held by the same counterparty and the fair value of net embedded derivatives was $258.5 million and $208.6 million as of December 31, 2021 and 2020, respectively. See Note 15 for additional information related to master netting arrangements and cash collateral.

(4)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2021 included $81.1 million of individual contracts in a liability position and $10.0 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2020 included $121.7 million of individual contracts in a liability position and $5.2 million of individual contracts in an asset position.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of both December 31, 2021 and 2020, investment securities with a fair value of nil were received as collateral to meet contractual obligations under derivative contracts, of which nil may be sold, pledged or rehypothecated by the Company. As of both December 31, 2021 and 2020, the Company had sold, pledged, or rehypothecated none of these securities. In addition, as of both December 31, 2021 and 2020, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year ended December 31, 2021
Interest rate contracts	$—	$(49,439)
Equity contracts	4,552	(38,592)
Foreign exchange contracts	—	477
GMWB and GMAB embedded derivatives	—	45,425
IUL embedded derivatives	1,009	—
Total gain (loss)	$5,561	$(42,129)
Year ended December 31, 2020
Interest rate contracts	$—	$90,348
Equity contracts	2,991	(32,970)
Foreign exchange contracts	—	(231)
GMWB and GMAB embedded derivatives	—	(84,164)
IUL embedded derivatives	(217)	—
Total gain (loss)	$2,774	$(27,017)
Year ended December 31, 2019
Interest rate contracts	$—	$59,242
Equity contracts	5,524	(67,523)
Foreign exchange contracts	—	76
GMWB and GMAB embedded derivatives	—	(22,684)
IUL embedded derivatives	(6,710)	—
Total gain (loss)	$(1,186)	$(30,889)

RiverSource Life Insurance Co. of New York

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using options, swaptions, swaps and futures.

The deferred premium associated with certain of the above options and swaptions is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options and swaptions as of December 31, 2021:

(in thousands)	Premiums Payable	Premiums Receivable
2022	$1,034	$—
2023	560	—
2024	319	—
2025	160	—
2026	23,700	—
Total	$25,773	$—

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into equity and index options and futures contracts.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2021 and 2020, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $165.6 million and $35.1 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2021 and 2020 was $165.6 million and $35.0 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2021 and 2020 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $111 thousand, respectively.

17.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents the amounts related to each component of unrealized gains (losses) on securities in OCI and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2019			$(430)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$102,606	$(21,546)	81,060
Reclassification of net (gains) losses on securities included in net income(2)	22	(5)	17
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(44,455)	9,335	(35,120)
Total other comprehensive income (loss)	58,173	(12,216)	45,957
Balance of AOCI at December 31, 2019			45,527
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	59,055	(12,401)	46,654
Reclassification of net (gains) losses on securities included in net income(2)	(611)	128	(483)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(26,156)	5,493	(20,663)
Total other comprehensive income (loss)	32,288	(6,780)	25,508
Balance of AOCI at December 31, 2020			71,035
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	(53,907)	11,321	(42,586)
Reclassification of net (gains) losses on securities included in net income(2)	(10,377)	2,179	(8,198)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	12,379	(2,600)	9,779
Total other comprehensive income (loss)	$(51,905)	$10,900	(41,005)
Balance of AOCI at December 31, 2021			$30,030

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

18.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2021	2020	2019
Current income tax
Federal	$22,663	$18,213	$17,365
State and local	624	84	131
Total current income tax	23,287	18,297	17,496
Deferred federal income tax	(7,895)	(10,626)	(8,503)
Total income tax provision	$15,392	$7,671	$8,993

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2021	2020	2019
Tax at U.S. statutory rate	21.0%	21.0%	21.0%
Changes in taxes resulting from:
Dividends received deduction	(2.3)	(4.4)	(3.3)
Foreign tax credit, net of addback	(1.2)	—	(4.2)
Other	0.5	(1.0)	(0.3)
Income tax provision	18.0%	15.6%	13.2%

The increase in the effective tax rate for the year ended December 31, 2021 compared to 2020 was primarily due to higher pre-tax income relative to tax preferred items. The increase in the effective tax rate for the year ended December 31, 2020 compared to 2019 was primarily due to decreased foreign tax credits, net of addback.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2021 and 2020. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in thousands)	2021	2020
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$57,902	$66,993
Investment related	10,691	—
Other	49	46
Gross deferred income tax assets	68,642	67,039
Deferred income tax liabilities
Deferred acquisition costs	29,289	27,725
Net unrealized gains on Available-for Sale securities	10,165	21,064
Investment related	—	7,689
Deferred sales inducement costs	1,815	1,978
Other	91	96
Gross deferred income tax liabilities	41,360	58,552
Net deferred income tax assets	$27,282	$8,487

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of both December 31, 2021 and 2020.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2021	2020	2019
Balance at January 1	$372	$397	$573
Reductions based on tax positions related to the current year	(26)	(25)	(26)
Additions for tax positions of prior years	—	—	358
Audit settlements	—	—	(508)
Balance at December 31	$346	$372	$397

If recognized, approximately $218 thousand, $218 thousand and $65 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2021, 2020 and 2019, respectively, would affect the effective tax rate.

It is reasonably possible that the total amount of unrecognized tax benefits will change in the next 12 months. The Company estimates that the total amount of gross unrecognized tax benefits may decrease by $346 thousand in the next 12 months due to Internal Revenue Service (“IRS”) settlements.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $11 thousand, $15 thousand and $16 thousand in interest and penalties for the years ended December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021 and 2020, the Company had a payable of $74 thousand and $63 thousand, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax return of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The federal statute of limitations are closed on years through 2015, except for one issue for 2014 and 2015 which was claimed on amended returns. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2016 through 2020. Ameriprise Financial’s or its subsidiaries’, including the Company’s, state income tax returns are currently under examination by various jurisdictions for years ranging from 2015 through 2019.

19.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

As of December 31, 2021 and 2020, the Company’s funding commitments for mortgage loan commitments was $3.4 million and nil, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2021, these guarantees range from 1% to 5%.

RiverSource Life Insurance Co. of New York

Contingencies

The Company and its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts, and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examinations or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which includes information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of various products, including the Company’s life insurance and variable annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates have cooperated and will continue to cooperate with the applicable regulators.

These legal proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss. The Company cannot predict with certainty if, how or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a loss or range of loss can be reasonably estimated for any proceeding. An adverse outcome in one or more proceedings could eventually result in adverse judgments, settlements, fines, penalties or other sanctions, in addition to further claims, examinations or adverse publicity that could have a material adverse effect on the Company’s financial condition, results of operations or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

Guaranty Fund Assessments

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

As of both December 31, 2021 and 2020, the Company had no accrual established for estimated future guaranty fund assessments.

SAI9025_12_A01_(04/22)

PART C – OTHER INFORMATION
Item 27. Exhibits(b) Exhibits
(a)	(i)	Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated by reference.
	(ii)	Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.
(b)		Not applicable.
(c)		Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.
(d)	(i)	Form of Deferred Annuity Contract for RiverSource RAVA 5 Advantage Variable annuity (form 411380 NY) and data pages filed electronically as Exhibit 4.1 to Registrant’s Initial Registration Statement on Form N-4 No.333-186220 on or about Jan.25, 2013 is incorporated by reference.
	(ii)	Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.
	(iii)	Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.
	(iv)	Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.
	(v)	Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated by reference.
	(vi)	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.22 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.
	(vii)	Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.23 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.
	(viii)	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.24 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.
	(ix)	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider and data page filed electronically as Exhibit 4.13 to Registrant’s Pre-Effective Amendment No.1 to Registration Statement No. 333-179335, filed on or about April 20, 2012 is incorporated by reference.
	(x)	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider and data page filed electronically as Exhibit 4.14 to Registrant’s Pre-Effective Amendment No.1 to Registration Statement No. 333-179335, filed on or about April 20, 2012 is incorporated by reference.
	(xi)	Form of Guaranteed Minimum Accumulation Benefit Rider (form 411385) and data pages filed electronically as Exhibit 4.21 to RiverSource Variable Account 10 Initial Registration Statement No. 333-186218, filed on or about Jan.25, 2013 is incorporated by reference.
	(xii)	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 NY Rider and data page are filed as Exhibit 4.13 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.
	(xiii)	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 NY Rider and data page are filed as Exhibit 4.14 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is herein incorporated by reference.
	(xiv)	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Plus NY Rider and data page arefiled as Exhibit 4.15 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.

	(xv)	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Plus NY Rider and data page are filed as Exhibit 4.16 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.
	(xvi)	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Core Rider and data page are filed as Exhibit 4.17 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.
	(xvii)	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Core Plus Rider and data page are filed as Exhibit 4.20 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.
	(xviii)	Form of Guaranteed Minimum Death Benefit Rider Single Life Rider is filed as Exhibit 4.21 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.
	(xix)	Form of Guaranteed Minimum Death Benefit Rider Joint Life Rider is filed as Exhibit 4.22 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.
	(xx)	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Tempo NY Rider and data page filed as Exhibit 4.22 to Registrant’s Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is incorporated by reference.
	(xxi)	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Tempo NY Rider and data page filed as Exhibit 4.23 to Registrant’s Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is incorporated by reference.
	(xxii)	Form of Investment Options and Limits Endorsement (116532-NY) filed as Exhibit 4.24 to Registrant’s Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is incorporated by reference.
	(xxiii)	Form of Rider Anniversary Processing Endorsement Joint Life (ICC21 116465-JTNY) filed as Exhibit 4.25 to Registrant’s Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is incorporated by reference.
	(xxiv)	Form of Rider Anniversary Processing Endorsement Joint Life (ICC21 116465-SGNY) filed as Exhibit 4.26 to Registrant’s Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is incorporated by reference.
(e )		Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.See Exhibit 5 to Registration Statement No. 333-91691 filed on 4/28/1998.
(f)	(i)	Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec.31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.
	(ii)	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.
(g)		Not applicable.
(h)	(i)	Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.
	(ii)	Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.
	(iii)	Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.
	(iv)	Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

(v)	Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.
(vi)	Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.
(vii)	Participation Agreement among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 filed electronically as Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 24 is incorporated by reference.
(viii)	Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.
(ix)	Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.
(x)	Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.
(xi)	Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York and Wells Fargo Distributor, LLC dated Jan. 1, 2007 filed electronically as Exhibit 8.25 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.
(xii)	Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.
(xiii)	Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of New York, BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.14 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 on or about May 11, 2012 is incorporated by reference herein..
(xiv)	Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. Of New York, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 on or about May 11, 2012 is incorporated by reference herein.
(xv)	Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to Registrant’s Post-Effective Amendment No.4 to Registration Statement No. 333-179398 is incorporated by reference.
(xvi)	Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.17 to Registrant’s Post-Effective Amendment No.4 to Registration Statement No. 333-179398 is incorporated by reference.
(xvii)	Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.18 to Registrant’s Post-Effective Amendment No.4 to Registration Statement No. 333-179398 is incorporated by reference.
(xviii)	Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

	(xix)	Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.
	(xx)	Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.
	(xxi)	Participation Agreement dated Oct. 16, 2006, by and among IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.26 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.
	(xxii)	Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.27 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.
	(xxiii)	Participation Agreement between IDS Life Insurance Company of New York and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.8 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.
(i)		Not Applicable.
(j)		Not Applicable.
(k)		Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.
(l)		Consent of Independent Registered Public Accounting Firm is filed electronically herewith.
(m)		None
(n)		Not applicable.
(o)		Form of Initial Summary Prospectus filed electronically herewith.
(p)		Power of Attorney to sign Amendment to this Registration Statement, dated Jan. 11, 2022 filed electronically as Exhibit (p) to Registrant’s Registration Statement on Form N-4, File No. 333-2230375, is filed electronically herewith.
*Filed electronically herewith.
Item 28. Directors and Officers of the Depositor The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name	Principal Business Address*	Position and Offices With Depositor
Gumer C. Alvero	1765 Ameriprise Financial Center Minneapolis, MN 55474	Chairman of the Board, President and Chief Executive Officer
Jean B. Keffler	1010 Swingley Rd. Livingston, MT 59047	Director
Michael J. Pelzel		Senior Vice President - Corporate Tax
Stephen P. Blaske		Senior Vice President and Chief Actuary
Mark Gorham		Director and Vice President - Insurance Product Development
Karen M. Bohn	6620 Iroquois Trail Edina, MN 55439	Director
Ronald L. Guzior	BST& Co. CPAs, LLP 26 Computer Drive West Albany, NY 12205	Director
Brian E. Hartert		Director

Name	Principal Business Address*	Position and Offices With Depositor
Jason J. Poor		Director
Shweta Jhanji		Senior Vice President and Treasurer
Paula J. Minella		Secretary
Greg L. Ewing		Vice President, Chief Financial Officer and Controller
Lynn Abbott		Vice President – National Sales Manager and Fund Management
*	Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The following is the list of subsidiaries of Ameriprise Financial, Inc:
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.
Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Financial, Inc.*	Delaware
Ameriprise Advisor Capital, LLC	Delaware
Ameriprise Advisor Financing, LLC	Delaware
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Signapore
Ameriprise Asset Management Holdings Hong Kong Limited	Hong Kong
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
BMO Global Asset Management (Asia) Limited	Hong Kong
Columbia Threadneedle Investments Japan Co., Ltd.	Japan
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd.	Singapore
Ameriprise Bank, FSB	Federal
Ameriprise Capital Trust I	Delaware
Ameriprise Capital Trust II	Delaware
Ameriprise Capital Trust III	Delaware
Ameriprise Capital Trust IV	Delaware
Ameriprise Captive Insurance Company	Vermont
Ameriprise Certificate Company	Delaware
Investors Syndicate Development Corporation	Nevada
Ameriprise Holdings, Inc.	Delaware
Ameriprise India LLP[1]	India
Ameriprise India Partner, LLC	Delaware
Ameriprise Trust Company	Minnesota
AMPF Holding, LLC	Minnesota
American Enterprise Investment Services Inc.[2]	Minnesota
Ameriprise Financial Services, LLC[2]	Delaware
AMPF Property Corporation	Michigan
Investment Professionals, Inc.[2]	Texas

Parent Company /Subsidiary Name	Jurisdiction
Columbia Management Investment Advisers, LLC	Minnesota
Advisory Capital Strategies Group Inc.	Minnesota
Columbia Wanger Asset Management, LLC	Delaware
Emerging Global Advisors, LLC	Delaware
GA Legacy, LLC	Delaware
J. & W. Seligman & Co. Incorporated	Delaware
Columbia Management Investment Distributors, Inc.[2]	Delaware
Seligman Partners, LLC[3]	Delaware
Lionstone BBP Limited Partner, LLC	Delaware
Houston BBP, L.P.[4]	Delaware
Lionstone Partners, LLC	Texas
Cash Flow Asset Management GP, LLC	Texas
Cash Flow Asset Management, L.P.[5]	Texas
CREAD Special VAD Limited Partner, LLC	Delaware
Lionstone Advisory Services, LLC	Texas
Lionstone CFRE II Real Estate Advisory, LLC	Delaware
Lionstone Development Services, LLC	Texas
LPL 1111 Broadway GP, LLC	Texas
LPL 1111 Broadway, L.P.[6]	Texas
Lionstone Raleigh Development Partners GP, LLC.	Delaware
Lionstone Raleigh Development Partners, LP7	Delaware
Lionstone RDP Channel House Investors, L.P.	Delaware
Lionstone RDP PCS Phase I Investors, L.P.	Delaware
Lionstone RDP Platform Investors, L.P.	Delaware
Lionstone VA Five, LLC	Delaware
Lionstone US Value-Add Five, L.P.[8]	Delaware
RiverSource CDO Seed Investments, LLC	Minnesota
Columbia Management Investment Services Corp.	Minnesota
Columbia Threadneedle Investments UK International Limited	England & Wales
BMO Global Asset Management (Europe) Limited	England & Wales
BMO Asset Management (Holdings) plc	Scotland
BMO Astraeus III GP LLP
Astraeus III FP LP
BMO AM Capital (Group) Limited	Cayman Islands
BMO AM Capital (Holdings) Limited	Cayman Islands

Parent Company /Subsidiary Name	Jurisdiction
BMO AM Capital (UK) Limited	England & Wales
Thames River Capital Family Benefit Trust	England & Wales
BMO AM Multi-Manager LLP	England & Wales
Thames River Capital LLP	England & Wales
BMO AM Group (Holdings) Limited	England & Wales
BMO AM Group (Management) Limited	England & Wales
BMO AM Holdings Limited	England & Wales
BMO AM Investment Services Limited	England & Wales
BMO Asset Management Limited	England & Wales
F&C Unit Management Limited	England & Wales
FCEM Holdings (UK) Limited	England & Wales
F&C Emerging Markets Limited	England & Wales
F&C (CI) Limited	England & Wales
F&C Private Equity Nominee Limited	England & Wales
BMO Asset Management Luxembourg S.A.9†	Luxembourg
BMO Asset Management Netherlands B.V.	Netherlands
BMO Portugal, Gestão de Patrimónios, S.A.	Portugal
F&C Alternative Investments (Holdings) Limited	England & Wales
F&C Ireland Limited	Ireland
BMO AM Treasury Limited	England & Wales
WAM Holdings Ltd	England & Wales
BMO Fund Management Limited	England & Wales
BMO Managers Limited	England & Wales
BMO Asset Management (Services) Limited	Scotland
BMO Global Asset Management (Swiss) GmbH‡	Switzerland
BMO Investment Business Limited	Scotland

Parent Company /Subsidiary Name	Jurisdiction
BMO PE Co-Investment GP LLP	Scotland
BMO FCIT PE FP LP9	Scotland
BMO PE Co-Investment FP LP9	Scotland
BMO Real Estate Partners LLP[10]	England & Wales
BMO UK Residential Real Estate FCP -RAIF (Associate)	England & Wales
REIT Asset Management Limited	England & Wales
BMO REP (Corporate Services) Limited	England & Wales
F&C REIT Corporate Finance Limited	England & Wales
BMO Real Partners S.à.r.l.	Luxembourg
BMO Real Estate Partners GmbH & Co. KG, München	Germany
BMO Real Estate Partners Verwaltungsgesellschaft mbH, München (General Partner)	Germany
BMO REP Asset Management plc	England & Wales
FOSCA II Manager S.à.r.l.	Luxembourg
BMO REP Property Management Limited	England & Wales
BMO Unit Trust Managers Limited	England
Castle Mount Impact Partners GP LLP
Castle Mount Impact Partners FP LP
F&C Aurora (GP) Limited	Scotland
LPE II (Founding Partner) LP	Scotland
The Aurora Fund (Founder Partner) LP9	Scotland
F&C Climate Opportunity Partners (GP) Limited	Scotland
F&C Climate Opportunity Partners (GP) LP	Scotland
F&C Climate Opportunity Partners (Founder Partner) LP9	Scotland
F&C Equity Partners Holdings Limited	England & Wales
F&C Equity Partners plc	England & Wales
F&C European Capital Partners (GP) Limited	Scotland
F&C European Capital Partners (Founder Partner) LP9	Scotland
F&C European Capital Partners II (GP) Limited	Scotland
F&C European Capital Partners II (Founder Partner) LP9	Scotland
F&C European Capital Partners II (GP) LP	Scotland
F&C Finance plc	England & Wales
F&C Group ESOP Trustee Limited	Scotland

Parent Company /Subsidiary Name	Jurisdiction
F&C Investment Manager plc	England & Wales
FP Asset Management Holdings Limited	England & Wales
BMO Asset Managers Limited	England & Wales
Ivory & Sime (Japan) KK	Japan
Ivory & Sime Limited	Scotland
LGM Investments Limited	England & Wales
Pyrford International Limited	England & Wales
RiverSource Distributors, Inc.[2]	Delaware
RiverSource Life Insurance Company	Minnesota
Columbia Cent CLO Advisers, LLC	Delaware
RiverSource Life Insurance Co. of New York	New York
RiverSource NY REO, LLC	New York
RiverSource REO 1, LLC	Minnesota
RiverSource Tax Advantaged Investments, Inc.	Delaware
AEXP Affordable Housing Portfolio, LLC[11]	Delaware
TAM UK International Holdings Limited	England & Wales
Threadneedle Asset Management Oversight Limited	England & Wales
Ameriprise International Holdings GmbH	Switzerland
Ameriprise Asset Management Holdings GmbH	Switzerland
Threadneedle EMEA Holdings 1, LLC	Minnesota, USA
Threadneedle Asset Management Holdings Sàrl**	Luxembourg
CTM Holdings Limited	Malta
Columbia Threadneedle Investments (ME) Limited	Dubai
TAM Investment Limited	England & Wales
Threadneedle Holdings Limited	England & Wales
TAM UK Holdings Limited	England & Wales
Threadneedle Asset Management Holdings Limited**	England & Wales
Columbia Threadneedle Foundation	England & Wales
TC Financing Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Threadneedle Asset Management Limited	England & Wales
Threadneedle Investment Services Limited	England & Wales
Threadneedle Asset Management (Nominees) Limited	England & Wales
Convivo Asset Management Limited	England & Wales
Sackville TIPP Property (GP) Limited	England & Wales
Threadneedle Investment Advisors Limited	England & Wales
Threadneedle Portfolio Managers Limited	England & Wales
Threadneedle Asset Management Finance Limited	England & Wales
TMS Investment Limited	Jersey
Threadneedle International Fund Management Limited	England & Wales
Threadneedle International Limited	England & Wales
Threadneedle Investments (Channel Islands) Limited	Jersey
Threadneedle Investments Limited	England & Wales
Threadneedle Management Services Limited	England & Wales
Threadneedle Capital Management Limited	England & Wales
Threadneedle Pension Trustees Limited	England & Wales
Threadneedle Securities Limited	England & Wales
Threadneedle Navigator ISA Manager Limited	England & Wales
Threadneedle Pensions Limited	England & Wales
Threadneedle Portfolio Services AG	Switzerland
Threadneedle Portfolio Services Limited	England & Wales
Threadneedle Property Investments Limited	England & Wales
Sackville (CTESIF) 2&3 GP Sàrl	Luxembourg
Sackville LCW (GP) Limited	England & Wales
Sackville LCW Sub LP 1 (GP) Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville LCW Nominee 1 Limited	England & Wales
Sackville LCW Nominee 2 Limited	England & Wales
Sackville LCW Sub LP 2 (GP) Limited	England & Wales
Sackville LCW Nominee 3 Limited	England & Wales
Sackville LCW Nominee 4 Limited	England & Wales
Sackville Property (GP) Limited	England & Wales
Sackville Property Atlantic (Jersey GP) Limited	Jersey
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Dunsfold (Jersey GP) Limited	Jersey
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville Property St James (Jersey GP) Limited	Jersey
Sackville UKPEC9 St James Nominee 1 Limited	Jersey
Sackville UKPEC9 St James Nominee 2 Limited	Jersey
Sackville Property Tower (Jersey GP) Limited	Jersey
Sackville UKPEC7 Tower Nominee 1 Limited	Jersey
Sackville UKPEC7 Tower Nominee 2 Limited	Jersey
Sackville Property Victoria (Jersey GP) Limited	Jersey
Sackville SPF IV Property (GP) Limited	England & Wales
Sackville SPF IV (GP) No. 1 Limited	England & Wales
Sackville SPF IV (GP) No. 2 Limited	England & Wales
Sackville SPF IV (GP) No. 3 Limited	England & Wales
Sackville Tandem Property (GP) Limited	England & Wales
Sackville TPEN Property (GP) Limited	England & Wales
Sackville TSP Property (GP) Limited	England & Wales
Sackville UK Property Select II (GP) Limited	England & Wales
Sackville UK Property Select II (GP) No. 1 Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville UK Property Select II Nominee (1) Limited	England & Wales
Sackville UK Property Select II (GP) No. 2 Limited	England & Wales
Sackville UK Property Select II Nominee (2) Limited	England & Wales
Sackville UK Property Select II (GP) No. 3 Limited	England & Wales
Sackville UK Property Select II Nominee (3) Limited	England & Wales
Sackville UK Property Select III (GP) No. 1 Limited	England & Wales
Sackville UK Property Select III Nominee (1) Limited	England & Wales
Sackville UK Property Select III Nominee (2) Limited	England & Wales
Sackville UK Property Select III (GP) No. 2 Limited	England & Wales
Sackville UK Property Select III Nominee (3) Ltd	England & Wales
Sackville UK Property Select III Nominee (4) Ltd	England & Wales
Sackville UK Property Select III (GP) No. 3 Limited	England & Wales
Sackville UK Property Select III Nominee (5) Ltd	England & Wales
Sackville UK Property Select III Nominee (6) Ltd	England & Wales
Sackville UKPEC1 Leeds (GP) Limited	England & Wales
Sackville UKPEC1 Leeds Nominee 1 Limited	England & Wales
Sackville UKPEC1 Leeds Nominee 2 Limited	England & Wales
Sackville UKPEC2 Galahad (GP) Limited	England & Wales
Sackville UKPEC3 Croxley (GP) Limited	England & Wales
Sackville UKPEC3 Croxley Nominee 1 Limited	England & Wales
Sackville UKPEC3 Croxley Nominee 2 Limited	England & Wales
Sackville UKPEC4 Brentford (GP) Limited	England & Wales
Threadneedle Property Execution 1 Limited	England & Wales
Threadneedle Property Execution 2 Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Threadneedle Unit Trust Manager Limited	England & Wales
Threadneedle Management Luxembourg S.A.	Luxembourg

Unless otherwise indicated all ownership interests are 100%
*	Publicly-traded company (NYSE: AMP)
**	The company has non-voting shares held by third parties
†	Regulated by Luxembourg Authority
‡	FINMA Authorized Representative office of BMO Asset Management Ltd.
[1]	Owned by: Ameriprise Financial, Inc. 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC
[2]	Registered broker-dealer
[3]	Managed by members of onshore hedge fund feeders
[4]	Owned by: Lionstone BBP Limited Partner, LLC (2%) & Teacher Retirement System of Texas (98%)
[5]	Owned by: Lionstone Partners, LLC (99%) & Cash Flow Asset Management GP, LLC (1%).
[6]	Owned by: Lionstone Partners, LLC (99.9%) & LPL 1111 Broadway GP, LLC (0.1%)
[7]	Owned by Lionstone Raleigh Development Partners GP, LLC (1.88%), LS Employee Holdings, LLC (0.82%), LORE MUDTC Club AIV, LP (48.65%) and California State Teachers’ Retirement System (48.65%)
[8]	Owned by Lionstone VA Five, LLC (2%), LVA5 Holdings, LLC (1%), Teacher Retirement System of Texas (26.2%), California State Teachers’ Retirement System (26.2%), William Marsh Rice University (5.2%) and Lion Real Estate LLC (39.4%)
[9]	BMO Asset Management (Holdings) plc owns a percentage of the entity
[10]	BMO AM Treasury Limited holds 1 unit
[11]	One-third of this entity is owned by American Express Travel Related Services.
Item 30. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter RiverSource Distributors Inc.
(a) RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:
Name and Principal Business Address*	Positions and Offices with Underwriter
Lynn Abbott	President
Gumer C. Alvero	Chairman of the Board, Chief Executive Officer and Executive Vice President
Shweta Jhanji	Senior Vice President and Treasurer
Paula J. Minella	Secretary
Michael S. Mattox	Chief Financial Officer
*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$27,017,299	None	None	None
Item 32. Location of Accounts and Records
Not applicable.
Item 33. Management Services
Not applicable.
Item 34. Fee Representation
The RiverSource Life Insurance Co. of New York (the Company) hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.
The Company hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the April 25, 2022.
RiverSource of New York Variable Annuity Account
(Registrant)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the April 25, 2022.
RiverSource Life Insurance Co. of New York
(Depositor)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the April 25, 2022.
Signature	Title
/s/ Gumer C. Alvero	Chairman of the Board, President and Chief Executive Officer (Chief Executive Officer)
Gumer C. Alvero
/s/ Michael J. Pelzel	Senior Vice President – Corporate Tax
Michael J. Pelzel
/s/ Stephen P. Blaske	Director, Senior Vice President and Chief Actuary
Stephen P. Blaske
/s/ Shweta Jhanji	Senior Vice President and Treasurer
Shweta Jhanji
/s/ Jason J. Poor	Director and Vice President - Operations
Jason J. Poor
/s/ Ronald L. Guzior	Director
Ronald L. Guzior
/s/ Brian E. Hartert	Director
Brian E. Hartert
/s/ Karen M. Bohn	Director
Karen M. Bone
/s/ Mark Gorham	Director, Vice President – Insurance Products Development
Mark Gorham
/s/ Diana M. Marchesi	Director
Diana M. Marchesi

Signature	Title
/s/ Gregg L. Ewing	Vice President, Chief Financial Officer and Controller (Principal Accounting Officer) (Chief Financial Officer)
Gregg L. Ewing
*	Signed pursuant Power of Attorney to sign Amendment to this Registration Statement, dated Jan. 11, 2022 filed electronically as Exhibit (p) to Registrant’s Registration Statement on Form N-4, File No. 333-262387, is filed electronically herewith. by:

/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary

CONTENTS OF Post-Effective Amendment No. 3
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
PART A.
The prospectus for:
RiverSource RAVA 5 Advantage Variable Annuity
(Offered for contract applications signed on or after April 29, 2019)
PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account dated May 1, 2021 is filed electronically herewith.
Part C.
Other Information.
The signatures.
Exhibits.

Exhibit Index
(k)	Opinion of counsel and consent to its use as to the legality of the securities being registered.
(l)	Consent of Independent Registered Public Accounting Firm
(o)	Form of Initial Summary Prospectus
(p)	Power of Attorney to sign this Registration Statement